UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09102

iShares, Inc.

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

300 East Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: August 31, 2010

Date of reporting period: February 28, 2010

Item 1.	Reports to Stockholders.

2010 SEMI-ANNUAL REPORT TO SHAREHOLDERS

iSHARES ® MSCI SERIES

FEBRUARY 28, 2010

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iSharesMSCI Austria Investable Market Index Fund | EWO | NYSEArca

iShares MSCI Belgium Investable Market Index Fund | EWK | NYSE Area

iShares MSCI Emerging Markets Eastern Europe Index Fund | ESR | NYSE Area

iShares MSCI EMU Index Fund | EZU | NYSE Area

iShares MSCI France Index Fund | EWQ | NYSE Arca

iShares MSCI Germany Index Fund | EWG | NYSE Arca

iShares MSCI Italy Index Fund | EWI | NYSE Area

iShares MSCI Netherlands Investable Market Index Fund | EWN | NYSE Arca

iShares MSCI Spain Index Fund | EWP | NYSE Area

iShares MSCI Sweden Index Fund | EWD | NYSE Area

iShares MSCI Switzerland Index Fund | EWL | NYSE Area

iShares MSCI United Kingdom Index Fund | EWU | NYSE Area

Fund Performance Overview

iSHARES® MSCI AUSTRIA INVESTABLE MARKET INDEX FUND

Performance as of February 28, 2010

The iShares MSCI Austria Investable Market Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate Austrian market, as measured by the MSCI Austria Investable Market IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2010, the total return for the Fund was (6.04)%, while the total return for the Index was (6.38)%.

			Average Annual Total Returns

Year Ended 2/28/10			Five Years Ended 2/28/10			Ten Years Ended 2/28/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
88.43%	90.04%	88.92%	(2.56)%	(2.70)%	(3.20)%	11.34%	11.29%	11.01%

Cumulative Total Returns

Year Ended 2/28/10			Five Years Ended 2/28/10			Ten Years Ended 2/28/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
88.43%	90.04%	88.92%	(12.15)%	(12.80)%	(15.00)%	192.86%	191.41%	184.24%

“Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/10
Sector	Percentage of Net Assets
Financial	37.36%

Industrial	17.70

Energy	12.72

Basic Materials	10.09

Communications	8.34

Utilities	5.13

Consumer Cyclical	3.96

Consumer Non-Cyclical	3.93

Short-Term and Other Net Assets	0.77

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/10
Security	Percentage of Net Assets
Erste Group Bank AG	14.31%

OMV AG	11.47

voestalpine AG	8.43

Telekom Austria AG	8.34

Oesterreichische Elektrizitaetswirtschafts AG Class A	4.81

Raiffeisen International Bank Holding AG	4.53

Andritz AG	4.31

Wienerberger AG	4.22

Vienna Insurance Group AG	4.14

IMMOEAST AG	3.85

TOTAL	68.41%

FUND PERFORMANCE OVERVIEWS	1

Fund Performance Overview

iSHARES® MSCI BELGIUM INVESTABLE MARKET INDEX FUND

Performance as of February 28, 2010

The iShares MSCI Belgium Investable Market Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Belgian market, as measured by the MSCI Belgium Investable Market Index SM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2010, the total return for the Fund was 4.43%, while the total return for the Index was 5.38%.

			Average Annual Total Returns

Year Ended 2/28/10			Five Years Ended 2/28/10			Ten Years Ended 2/28/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
68.98%	70.21%	71.31%	(4.71)%	(4.64)%	(5.34)%	3.45%	3.26%	1.81%

Cumulative Total Returns

Year Ended 2/28/10			Five Years Ended 2/28/10			Ten Years Ended 2/28/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
68.98%	70.21%	71.31%	(21.43)%	(21.14)%	(23.98)%	40.41%	37.79%	19.69%

“Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/10
Sector	Percentage of Net Assets
Consumer Non-Cyclical	42.44%

Financial	21.44

Basic Materials	9.85

Diversified	9.25

Communications	8.86

Industrial	5.04

Consumer Cyclical	2.09

Technology	0.23

Short-Term and Other Net Assets	0.80

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/10
Security	Percentage of Net Assets
Anheuser-Busch InBev NV	23.98%

Fortis	6.98

KBC Groep NV	6.24

Delhaize Group SA	6.19

Groupe Bruxelles Lambert SA	5.84

Belgacom SA	4.91

Solvay SA	4.55

UCB SA	4.49

Colruyt SA	4.15

Umicore	3.44

TOTAL	70.77%

2	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI EMERGING MARKETS EASTERN EUROPE INDEX FUND

Performance as of February 28, 2010

The iShares MSCI Emerging Markets Eastern Europe Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets Eastern Europe IndexSM (the “Index”). The Index is a free-float adjusted market capitalization index designed to measure equity market performance of the following four emerging market countries: the Czech Republic, Hungary, Poland and Russia. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from September 30, 2009 (inception date of the Fund) through February 28, 2010, the total return for the Fund was 5.48%, while the total return for the Index was 5.50%.

Cumulative Total Return

Inception to 2/28/10

NAV	MARKET	INDEX
5.48%	5.56%	5.50%

“Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated and are calculated from an inception date of 9/30/09.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/2/09), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/10
Sector	Percentage of Net Assets
Energy	45.96%

Financial	22.14

Basic Materials	12.82

Communications	11.78

Utilities	3.56

Consumer Non-Cyclical	2.41

Industrial	0.75

Technology	0.47

Short-Term and Other Net Assets	0.11

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/10
Security	Percentage of Net Assets
OAO Gazprom SP ADR (Russia)	20.19%

LUKOIL SP ADR (Russia)	9.69

Sberbank GDR (Russia)	8.65

MMC Norilsk Nickel SP ADR (Russia)	4.88

Mobile TeleSystems SP ADR (Russia)	4.41

OJSC Rosneft Oil Co. SP GDR (Russia)	4.23

CEZ AS (Czech Republic)	3.07

Powszechna Kasa Oszczednosci Bank Polski SA (Poland)	3.02

OAO Tatneft SP ADR (Russia)	2.99

OTP Bank Nyrt (Hungary)	2.87

TOTAL	64.00%

FUND PERFORMANCE OVERVIEWS	3

Fund Performance Overview

iSHARES® MSCI EMU INDEX FUND

Performance as of February 28, 2010

The iShares MSCI EMU Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the EMU markets, as measured by the MSCI EMU IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2010, the total return for the Fund was (4.83)%, while the total return for the Index was (4.72)%.

			Average Annual Total Returns

Year Ended 2/28/10			Five Years Ended 2/28/10			Inception to 2/28/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
54.06%	55.18%	54.12%	1.03%	0.98%	1.20%	0.18%	0.15%	0.45%

Cumulative Total Returns

Year Ended 2/28/10			Five Years Ended 2/28/10			Inception to 2/28/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
54.06%	55.18%	54.12%	5.27%	4.99%	6.14%	1.79%	1.43%	4.36%

Total returns for the period since inception are calculated from the inception date of the Fund (7/25/00). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/31/00), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/10
Sector	Percentage of Net Assets
Financial	24.84%

Consumer Non-Cyclical	15.03

Communications	12.76

Industrial	12.02

Utilities	9.71

Basic Materials	8.00

Energy	7.88

Consumer Cyclical	5.57

Technology	2.66

Diversified	1.32

Short-Term and Other Net Assets	0.21

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/10
Security	Percentage of Net Assets
Total SA (France)	3.87%

Banco Santander SA (Spain)	3.50

Telefonica SA (Spain)	3.25

Sanofi-Aventis (France)	2.53

Siemens AG Registered (Germany)	2.32

BNP Paribas (France)	2.25

E.ON AG (Germany)	2.22

Eni SpA (Italy)	1.93

Bayer AG (Germany)	1.76

Allianz SE Registered (Germany)	1.73

TOTAL	25.36%

4	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI FRANCE INDEX FUND

Performance as of February 28, 2010

The iShares MSCI France Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the French market, as measured by the MSCI France IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2010, the total return for the Fund was (2.22)%, while the total return for the Index was (1.98)%.

			Average Annual Total Returns

Year Ended 2/28/10			Five Years Ended 2/28/10			Ten Years Ended 2/28/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
53.55%	54.83%	53.75%	1.65%	1.57%	1.87%	0.57%	0.34%	0.80%

Cumulative Total Returns

Year Ended 2/28/10			Five Years Ended 2/28/10			Ten Years Ended 2/28/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
53.55%	54.83%	53.75%	8.54%	8.11%	9.71%	5.89%	3.44%	8.33%

“Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/10
Sector	Percentage of Net Assets
Consumer Non-Cyclical	20.44%

Financial	18.76

Industrial	14.04

Energy	12.54

Communications	10.61

Utilities	7.44

Basic Materials	6.26

Consumer Cyclical	5.11

Diversified	2.59

Technology	2.05

Short-Term and Other Net Assets	0.16

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/10
Security	Percentage of Net Assets
Total SA	11.48%

Sanofi-Aventis	7.51

BNP Paribas	6.68

GDF Suez	4.45

France Telecom SA	4.24

Societe Generale	3.37

AXA	3.33

ArcelorMittal	3.19

Danone SA	3.13

Vivendi SA	3.01

TOTAL	50.39%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI GERMANY INDEX FUND

Performance as of February 28, 2010

The iShares MSCI Germany Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the German market, as measured by the MSCI Germany IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2010, the total return for the Fund was (3.49)%, while the total return for the Index was (3.46)%.

			Average Annual Total Returns

Year Ended 2/28/10			Five Years Ended 2/28/10			Ten Years Ended 2/28/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
53.30%	53.50%	53.59%	3.95%	3.91%	4.10%	(0.42)%	(0.55)%	(0.34)%

Cumulative Total Returns

Year Ended 2/28/10			Five Years Ended 2/28/10			Ten Years Ended 2/28/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
53.30%	53.50%	53.59%	21.35%	21.15%	22.25%	(4.09)%	(5.39)%	(3.35)%

“Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/10
Sector	Percentage of Net Assets
Financial	19.78%

Basic Materials	18.03

Industrial	16.72

Utilities	14.12

Consumer Cyclical	11.56

Consumer Non-Cyclical	8.37

Technology	5.63

Communications	5.08

Diversified	0.39

Energy	0.16

Short-Term and Other Net Assets	0.16

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/10
Security	Percentage of Net Assets
Siemens AG Registered	9.62%

E.ON AG	9.36

Bayer AG	7.40

Allianz SE Registered	7.11

BASF SE	6.96

Daimler AG Registered	5.05

SAP AG	4.82

Deutsche Bank AG Registered	4.78

Deutsche Telekom AG Registered	4.77

RWE AG	4.55

TOTAL	64.42%

6	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI ITALY INDEX FUND

Performance as of February 28, 2010

The iShares MSCI Italy Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Italian market, as measured by the MSCI Italy IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2010, the total return for the Fund was (9.70)%, while the total return for the Index was (9.85)%.

			Average Annual Total Returns

Year Ended 2/28/10			Five Years Ended 2/28/10			Ten Years Ended 2/28/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
46.55%	48.30%	47.33%	(4.71)%	(4.74)%	(4.91)%	(0.83)%	(0.89)%	(0.99)%

Cumulative Total Returns

Year Ended 2/28/10			Five Years Ended 2/28/10			Ten Years Ended 2/28/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
46.55%	48.30%	47.33%	(21.42)%	(21.55)%	(22.26)%	(8.03)%	(8.53)%	(9.46)%

“Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/10
Sector	Percentage of Net Assets
Financial	39.12%

Energy	21.32

Utilities	15.73

Communications	6.92

Industrial	6.38

Consumer Non-Cyclical	6.22

Consumer Cyclical	3.76

Diversified	0.46

Short-Term and Other Net Assets	0.09

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/10
Security	Percentage of Net Assets
Eni SpA	18.43%

UniCredit SpA	12.36

Enel SpA	10.15

Intesa Sanpaolo SpA	8.13

Assicurazioni Generali SpA	4.76

Terna SpA	4.34

Telecom Italia SpA	3.47

Tenaris SA	3.17

Unione di Banche Italiane ScpA	3.17

Saipem SpA	2.89

TOTAL	70.87%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® MSCI NETHERLANDS INVESTABLE MARKET INDEX FUND

Performance as of February 28, 2010

The iShares MSCI Netherlands Investable Market Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Dutch market, as measured by the MSCI Netherlands Investable Market IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2010, the total return for the Fund was 3.39%, while the total return for the Index was 3.55%.

			Average Annual Total Returns

Year Ended 2/28/10			Five Years Ended 2/28/10			Ten Years Ended 2/28/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
64.41%	66.21%	65.87%	2.65%	2.62%	3.18%	0.36%	0.22%	1.22%

Cumulative Total Returns

Year Ended 2/28/10			Five Years Ended 2/28/10			Ten Years Ended 2/28/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
64.41%	66.21%	65.87%	13.97%	13.79%	16.94%	3.63%	2.20%	12.88%

“Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/10
Sector	Percentage of Net Assets
Consumer Non-Cyclical	31.95%

Financial	19.05

Industrial	17.84

Communications	14.62

Basic Materials	6.59

Technology	5.92

Energy	2.43

Diversified	0.80

Consumer Cyclical	0.51

Short-Term and Other Net Assets	0.29

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/10
Security	Percentage of Net Assets
Unilever NV CVA	17.63%

ING Groep NV CVA	11.59

Koninklijke Philips Electronics NV	10.22

Koninklijke KPN NV	9.54

Koninklijke Ahold NV	4.80

ASML Holding NV	4.60

Akzo Nobel NV	4.25

Heineken NV	3.83

AEGON NV	3.53

TNT NV	3.49

TOTAL	73.48%

8	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI SPAIN INDEX FUND

Performance as of February 28, 2010

The iShares MSCI Spain Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Spanish market, as measured by the MSCI Spain IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2010, the total return for the Fund was (12.62)%, while the total return for the Index was (12.86)% .

Average Annual Total Returns

Year Ended 2/28/10			Five Years Ended 2/28/10			Ten Years Ended 2/28/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
51.67%	53.08%	54.79%	5.77%	5.77%	5.95%	6.22%	6.13%	5.49%

Cumulative Total Returns

Year Ended 2/28/10			Five Years Ended 2/28/10			Ten Years Ended 2/28/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
51.67%	53.08%	54.79%	32.39%	32.37%	33.49%	82.81%	81.30%	70.73%

“Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/10
Sector	Percentage of Net Assets
Financial	43.12%

Communications	19.94

Utilities	10.73

Industrial	6.37

Consumer Non-Cyclical	5.60

Consumer Cyclical	5.40

Energy	5.35

Basic Materials	1.68

Technology	1.63

Short-Term and Other Net Assets	0.18

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/10
Security	Percentage of Net Assets
Banco Santander SA	23.09%

Telefonica SA	18.94

Banco Bilbao Vizcaya Argentaria SA	6.04

Industria de Diseno Textil SA	4.87

Iberdrola SA	4.72

Repsol YPF SA	4.68

Criteria CaixaCorp SA	3.69

Abertis Infraestructuras SA	3.52

Mapfre SA	3.26

Actividades de Construcciones y Servicios SA	3.17

TOTAL	75.98%

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® MSCI SWEDEN INDEX FUND

Performance as of February 28, 2010

The iShares MSCI Sweden Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Swedish market, as measured by the MSCI Sweden IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2010, the total return for the Fund was 4.59%, while the total return for the Index was 4.87% .

Average Annual Total Returns

Year Ended 2/28/10			Five Years Ended 2/28/10			Ten Years Ended 2/28/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
92.28%	93.80%	92.27%	5.35%	5.33%	5.34%	0.10%	0.00%	(0.53)%

Cumulative Total Returns

Year Ended 2/28/10			Five Years Ended 2/28/10			Ten Years Ended 2/28/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
92.28%	93.80%	92.27%	29.77%	29.62%	29.73%	0.99%	(0.01)%	(5.17)%

“Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/10
Sector	Percentage of Net Assets
Financial	27.97%

Industrial	23.17

Communications	21.31

Consumer Cyclical	15.28

Consumer Non-Cyclical	6.13

Basic Materials	5.29

Energy	0.63

Short-Term and Other Net Assets	0.22

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/10
Security	Percentage of Net Assets
Nordea Bank AB	11.87%

Hennes & Mauritz AB Class B	11.66

Telefonaktiebolaget LM Ericsson Class B	11.31

TeliaSonera AB	5.84

Svenska Handelsbanken AB Class A	4.88

Sandvik AB	4.09

Atlas Copco AB Class A	3.57

Skandinaviska Enskilda Banken AB Class A	3.46

Volvo AB Class B	3.44

Svenska Cellulosa AB Class B	3.18

TOTAL	63.30%

10	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI SWITZERLAND INDEX FUND

Performance as of February 28, 2010

The iShares MSCI Switzerland Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Swiss market, as measured by the MSCI Switzerland IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2010, the total return for the Fund was 5.70%, while the total return for the Index was 5.97%.

Average Annual Total Returns

Year Ended 2/28/10			Five Years Ended 2/28/10			Ten Years Ended 2/28/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
55.69%	57.78%	57.62%	5.90%	5.70%	5.51%	5.37%	5.22%	5.82%

Cumulative Total Returns

Year Ended 2/28/10			Five Years Ended 2/28/10			Ten Years Ended 2/28/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
55.69%	57.78%	57.62%	33.18%	31.95%	30.74%	68.78%	66.26%	76.13%

“Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/10
Sector	Percentage of Net Assets
Consumer Non-Cyclical	54.64%

Financial	20.99

Industrial	9.41

Basic Materials	6.01

Consumer Cyclical	5.09

Communications	2.28

Technology	0.35

Utilities	0.29

Short-Term and Other Net Assets	0.94

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/10
Security	Percentage of Net Assets
Nestle SA Registered	18.72%

Roche Holding AG Genusschein	13.82

Novartis AG Registered	11.87

Credit Suisse Group AG Registered	5.14

Zurich Financial Services AG Registered	4.73

ABB Ltd. Registered	4.69

UBS AG Registered	4.67

Syngenta AG Registered	3.82

Compagnie Financiere Richemont SA Class A Bearer Units	3.11

Synthes Inc.	2.49

TOTAL	73.06%

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® MSCI UNITED KINGDOM INDEX FUND

Performance as of February 28, 2010

The iShares MSCI United Kingdom Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the British market, as measured by the MSCI United Kingdom IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2010, the total return for the Fund was 2.79%, while the total return for the Index was 3.13% .

Average Annual Total Returns

Year Ended 2/28/10			Five Years Ended 2/28/10			Ten Years Ended 2/28/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
54.56%	56.55%	56.12%	(0.35)%	(0.26)%	0.27%	1.32%	1.13%	1.92%

Cumulative Total Returns

Year Ended 2/28/10			Five Years Ended 2/28/10			Ten Years Ended 2/28/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
54.56%	56.55%	56.12%	(1.73)%	(1.28)%	1.35%	14.02%	11.92%	21.00%

“Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/10
Sector	Percentage of Net Assets
Consumer Non-Cyclical	24.79%

Financial	21.97

Energy	20.29

Basic Materials	12.27

Communications	8.68

Utilities	3.96

Consumer Cyclical	3.72

Industrial	3.09

Technology	0.48

Diversified	0.13

Short-Term and Other Net Assets	0.62

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/10
Security	Percentage of Net Assets
HSBC Holdings PLC	9.27%

BP PLC	8.03

Vodafone Group PLC	5.51

Royal Dutch Shell PLC Class A	4.69

GlaxoSmithKline PLC	4.67

Royal Dutch Shell PLC Class B	3.43

Rio Tinto PLC	3.42

British American Tobacco PLC	3.29

BHP Billiton PLC	3.27

AstraZeneca PLC	3.09

TOTAL	48.67%

12	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES®, INC.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other Funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2009 to February 28, 2010.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares MSCI Index Fund	Beginning Account Value [a] (9/1/09)	Ending Account Value [a] (2/28/10)	Annualized Expense Ratio	Expenses Paid During Period [b] (9/1/09 to 2/28/10)
Austria Investable Market
Actual	$1,000.00	$ 939.60	0.54%	$2.60
Hypothetical (5% return before expenses)	1,000.00	1,022.10	0.54	2.71
Belgium Investable Market
Actual	1,000.00	1,044.30	0.54	2.74
Hypothetical (5% return before expenses)	1,000.00	1,022.10	0.54	2.71
Emerging Markets Eastern Europe
Actual	1,000.00	1,054.80	0.69	2.93
Hypothetical (5% return before expenses)	1,000.00	1,021.40	0.69	3.46
EMU
Actual	1,000.00	951.70	0.54	2.61
Hypothetical (5% return before expenses)	1,000.00	1,022.10	0.54	2.71

SHAREHOLDER EXPENSES	13

Shareholder Expenses (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Index Fund	Beginning Account Value [a] (9/1/09)	Ending Account Value [a] (2/28/10)	Annualized Expense Ratio	Expenses Paid During Period [b] (9/1/09 to 2/28/10)
France
Actual	$1,000.00	$977.80	0.54%	$2.65
Hypothetical (5% return before expenses)	1,000.00	1,022.10	0.54	2.71
Germany
Actual	1,000.00	965.10	0.54	2.63
Hypothetical (5% return before expenses)	1,000.00	1,022.10	0.54	2.71
Italy
Actual	1,000.00	903.00	0.54	2.55
Hypothetical (5% return before expenses)	1,000.00	1,022.10	0.54	2.71
Netherlands Investable Market
Actual	1,000.00	1,033.90	0.54	2.72
Hypothetical (5% return before expenses)	1,000.00	1,022.10	0.54	2.71
Spain
Actual	1,000.00	873.80	0.54	2.51
Hypothetical (5% return before expenses)	1,000.00	1,022.10	0.54	2.71
Sweden
Actual	1,000.00	1,045.90	0.54	2.74
Hypothetical (5% return before expenses)	1,000.00	1,022.10	0.54	2.71
Switzerland
Actual	1,000.00	1,057.00	0.54	2.75
Hypothetical (5% return before expenses)	1,000.00	1,022.10	0.54	2.71
United Kingdom
Actual	1,000.00	1,027.90	0.54	2.72
Hypothetical (5% return before expenses)	1,000.00	1,022.10	0.54	2.71

[a]	Account values are based on a start date of September 30, 2009 (commencement of operations) for the iShares MSCI Emerging Markets Eastern Europe Index Fund.
[b]

Except for the actual expenses of the iShares MSCI Emerging Markets Eastern Europe Index Fund, actual and hypothetical expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Actual expenses for the iShares MSCI Emerging Markets Eastern Europe Index Fund, which commenced operations on September 30, 2009, are calculated using the Fund’s annualized expenses ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (151 days) and divided by the number of days in the year (365 days).

14	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI AUSTRIA INVESTABLE MARKET INDEX FUND

February 28, 2010

Security	Shares	Value
COMMON STOCKS – 99.23%

AUTO MANUFACTURERS – 0.53%
Rosenbauer International AG	16,848	$698,741

		698,741

BANKS – 18.84%
Erste Group Bank AGa	503,064	18,996,325
Raiffeisen International Bank
Holding AGa	133,488	6,011,645

		25,007,970

BIOTECHNOLOGY – 2.38%
Intercell AGb	108,504	3,161,410

		3,161,410

BUILDING MATERIALS – 4.22%
Wienerberger AGb	326,448	5,595,525

		5,595,525

COMMERCIAL SERVICES – 0.36%
Kapsch TrafficCom AG	14,615	477,685

		477,685

ELECTRIC – 5.13%
EVN AG	24,125	422,736
Oesterreichische Elektrizitaetswirtschafts AG Class A	156,384	6,381,176

		6,803,912

ELECTRICAL COMPONENTS & EQUIPMENT – 1.39%
Zumtobel AGb	86,544	1,840,101

		1,840,101

ENGINEERING & CONSTRUCTION – 1.67%
AI Airports International Ltd.[a,b]	249,457	663,846
Flughafen Wien AG	33,856	1,551,506

		2,215,352

ENTERTAINMENT – 3.43%
bwin Interactive Entertainment AGb	83,520	4,559,190

		4,559,190

ENVIRONMENTAL CONTROL – 0.79%
BWT AG	40,968	1,050,531

		1,050,531

FOOD – 1.19%
Agrana Beteiligungs AGa	16,200	1,582,058

		1,582,058

Security	Shares	Value

FOREST PRODUCTS & PAPER – 1.66%
Mayr-Melnhof Karton AG	23,832	$2,209,649

		2,209,649

INSURANCE – 4.14%
Vienna Insurance Group AG	113,688	5,490,759

		5,490,759

IRON & STEEL – 8.43%
voestalpine AG	316,656	11,188,116

		11,188,116

MACHINERY – 4.61%
Andritz AG	100,512	5,719,936
A-TEC Industries AGa,b	30,816	394,893

		6,114,829

MACHINERY – CONSTRUCTION & MINING – 0.69%
Palfinger AGa	40,968	911,317

		911,317

MANUFACTURING – 2.33%
RHI AGb	66,240	1,951,687
Semperit AG Holding	30,384	1,139,045

		3,090,732

OIL & GAS – 11.47%
OMV AG	410,040	15,220,619

		15,220,619

OIL & GAS SERVICES – 1.25%
Schoeller-Bleckmann Oilfield Equipment AG	32,832	1,653,335

		1,653,335

REAL ESTATE – 14.38%
Atrium European Real Estate Ltd.	587,016	3,741,140
CA Immo International AGb	81,290	565,776
CA Immobilien Anlagen AGb	235,080	2,329,107
conwert Immobilien Invest SEb	204,696	2,257,137
ECO Business-Immobilien AGb	120,240	697,389
IMMOEAST AGa,b	1,073,304	5,111,936
IMMOFINANZ AGa,b	964,584	3,146,119
Sparkassen Immobilien AGb	199,008	1,235,717

		19,084,321

TELECOMMUNICATIONS – 8.34%
Telekom Austria AG	842,040	11,066,141

		11,066,141

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRIA INVESTABLE MARKET INDEX FUND

February 28, 2010

Security	Shares	Value
TRANSPORTATION – 2.00%
Oesterreichische Post AG	97,704	$2,654,733

		2,654,733

TOTAL COMMON STOCKS (Cost: $202,558,309)		131,677,026

SHORT-TERM INVESTMENTS – 16.29%

MONEY MARKET FUNDS – 16.29%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.17%[c,d,e]	18,570,702	18,570,702
BlackRock Cash Funds: Prime, SL Agency Shares 0.16%[c,d,e]	2,984,511	2,984,511
BlackRock Cash Funds: Treasury, SL Agency Shares 0.10%[c,d]	68,754	68,754

		21,623,967

TOTAL SHORT-TERM INVESTMENTS (Cost: $21,623,967)		21,623,967

TOTAL INVESTMENTS IN SECURITIES – 115.52%
(Cost: $224,182,276)		153,300,993

Other Assets, Less Liabilities – (15.52)%		(20,600,401)

NET ASSETS – 100.00%		$132,700,592

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

16	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI BELGIUM INVESTABLE MARKET INDEX FUND

February 28, 2010

Security	Shares	Value
COMMON STOCKS – 99.20%

AGRICULTURE – 0.58%
SIPEF NV	11,596	$648,828

		648,828

APPAREL – 0.40%
Van de Velde NV	10,704	452,548

		452,548

BANKS – 15.94%
Dexia SAa	560,176	3,036,484
Fortis[a]	2,274,377	7,806,163
KBC Groep NVa	154,093	6,983,755

		17,826,402

BEVERAGES – 23.98%
Anheuser-Busch InBev NV	534,531	26,815,481

		26,815,481

BIOTECHNOLOGY – 0.30%
Devgen NVa	24,530	337,439

		337,439

BUILDING MATERIALS – 0.11%
Deceuninck NVa	62,217	118,871

		118,871

CHEMICALS – 5.23%
Recticel SA	20,770	166,101
Solvay SA	53,074	5,086,765
Tessenderlo Chemie NV	19,847	591,541

		5,844,407

DIVERSIFIED FINANCIAL SERVICES – 0.64%
KBC Ancora SCA[a]	33,048	721,610

		721,610

ELECTRICAL COMPONENTS & EQUIPMENT – 1.84%
NV Bekaert SA	12,711	2,061,655

		2,061,655

ELECTRONICS – 0.99%
Barco NVa	12,711	505,309
EVS Broadcast Equipment SA	11,150	598,613

		1,103,922

ENGINEERING & CONSTRUCTION – 0.36%
Compagnie d’Entreprises CFE SA	6,244	302,076
Hamon & Cie (International) SA	2,676	101,706

		403,782

Security	Shares	Value
ENTERTAINMENT – 0.21%
Kinepolis Group NV	4,684	$230,377

		230,377

FOOD – 10.34%
Colruyt SA	18,509	4,636,332
Delhaize Group SA	89,200	6,922,856

		11,559,188

HEALTH CARE – PRODUCTS – 0.20%
Ion Beam Applications SA	21,185	229,844

		229,844

HOLDING COMPANIES – DIVERSIFIED – 9.25%
Ackermans & van Haaren NV	25,422	1,703,967
Compagnie Nationale a Portefeuille SA	42,147	2,109,185
Groupe Bruxelles Lambert SA	74,482	6,535,811

		10,348,963

INVESTMENT COMPANIES – 0.55%
RHJ International SAa	74,035	613,286

		613,286

MANUFACTURING – 1.05%
Agfa-Gevaert NVa	132,908	1,173,526

		1,173,526

MEDIA – 0.06%
Roularta Media Group NVa	2,899	62,905

		62,905

MINING – 4.62%
Nyrstar NVa	101,688	1,318,349
Umicore	128,002	3,844,802

		5,163,151

PHARMACEUTICALS – 7.04%
Arseus NV	26,139	306,422
Galapagos NVa	61,548	957,538
Omega Pharma SA	18,286	902,369
ThromboGenics NVa	32,781	686,701
UCB SA	113,295	5,024,945

		7,877,975

REAL ESTATE – 0.18%
Atenor Group SA	4,014	203,559

		203,559

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BELGIUM INVESTABLE MARKET INDEX FUND

February 28, 2010

Security	Shares	Value
REAL ESTATE INVESTMENT TRUSTS – 3.26%
Befimmo SCA	15,610	$1,276,900
Cofinimmo SA	10,927	1,484,497
Intervest Offices NV	5,798	178,744
Leasinvest Real Estate SCA	928	79,203
Warehouses De Pauw SCA	10,258	462,810
Wereldhave Belgium NV	2,007	162,940

		3,645,094

RETAIL – 1.48%
SA D’Ieteren NV	3,791	1,653,475

		1,653,475

SEMICONDUCTORS – 0.23%
Melexis NVa	24,976	260,407

		260,407

TELECOMMUNICATIONS – 8.80%
Belgacom SA	146,288	5,489,081
Mobistar SA	37,241	2,207,234
Option NVa	66,900	62,083
Telenet Group Holding NVa	69,799	2,081,315

		9,839,713

TRANSPORTATION – 0.69%
Compagnie Maritime Belge SA	12,711	382,842
Euronav SA	19,047	387,562

		770,404

VENTURE CAPITAL – 0.87%
GIMV NV	19,401	970,365

		970,365

TOTAL COMMON STOCKS
(Cost: $152,841,533)		110,937,177

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.07%

MONEY MARKET FUNDS – 0.07%
BlackRock Cash Funds: Treasury, SL Agency Shares 0.10%[b,c]	84,049	$84,049

		84,049

TOTAL SHORT-TERM INVESTMENTS
(Cost: $84,049)		84,049

TOTAL INVESTMENTS IN SECURITIES – 99.27%
(Cost: $152,925,582)		111,021,226

Other Assets, Less Liabilities – 0.73%		814,526

NET ASSETS – 100.00%		$111,835,752

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

18	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS EASTERN EUROPE INDEX FUND

February 28, 2010

Security	Shares	Value
COMMON STOCKS – 99.89%

CZECH REPUBLIC – 5.05%
CEZ AS	7,857	$359,619
Komercni Banka AS	657	129,602
Telefonica O2 Czech Republic AS	4,311	101,822

		591,043

HUNGARY – 6.27%
Magyar Telekom
Telecommunications PLC	20,718	75,110
MOL Hungarian Oil and Gas Nyrt[a]	2,268	204,410
OTP Bank Nyrt[a]	12,186	336,276
Richter Gedeon Nyrt	567	118,253

		734,049

POLAND – 14.58%
Asseco Poland SA	2,835	54,443
Bank Handlowy w Warszawie SAa	1,458	36,861
Bank Millennium SAa	11,511	15,428
Bank Millennium SA New	4,933	6,577
Bank Pekao SAa	5,148	280,627
Bank Zachodni WBK SAa	981	59,456
BRE Bank SAa	432	34,591
Cyfrowy Polsat SA	4,968	24,776
Getin Holding SAa	14,517	45,399
Globe Trade Centre SAa	5,922	42,680
Grupa Lotos SAa	2,421	22,890
ING Bank Slaski SAa	162	36,805
KGHM Polska Miedz SA	5,409	180,584
PBG SAa	468	31,784
Polska Grupa Energetyczna SAa	7,542	57,203
Polski Koncern Naftowy ORLEN SAa	14,643	166,033
Polskie Gornictwo Naftowe i Gazownictwo SA	57,276	70,418
Powszechna Kasa Oszczednosci Bank Polski SA	27,747	353,246
Telekomunikacja Polska SA	28,215	151,264
TVN SA	6,462	34,062

		1,705,127

RUSSIA – 73.99%
Cherepovets MK Severstal SP GDR[a,b]	10,460	126,566
LUKOIL SP ADR	21,600	1,134,000

Security	Shares	Value
Mechel OAO SP ADR	6,876	$158,148
MMC Norilsk Nickel SP ADR[a]	37,800	570,402
Mobile TeleSystems SP ADR	9,846	515,438
Novolipetsk Steel SP GDR[a,b]	4,158	128,482
OAO Gazprom SP ADR	106,223	2,362,400
OAO NovaTek SP GDR[b]	4,428	282,506
OAO Tatneft SP ADR	11,502	350,121
OAO TMK SP GDR[a,b]	3,177	56,551
OJSC Comstar United Telesystems SP GDR	9,639	55,906
OJSC Rosneft Oil Co. SP GDR	64,170	495,392
Pharmstandard SP GDR[a,b]	4,644	96,177
Polyus Gold SP ADR	6,750	183,330
Sberbank GDR[b]	3,728	1,012,433
Sistema JSFC SP GDR[a,b]	6,084	155,142
Surgutneftegaz SP ADR	35,550	290,443
Uralkali SP GDR[a,b]	7,245	151,783
Vimpel-Communications SP ADR	14,238	264,115
VTB Bank OJSC SP GDR[b]	41,400	199,548
Wimm-Bill-Dann Foods OJSC SP ADR[a]	3,312	67,830

		8,656,713

TOTAL COMMON STOCKS
(Cost: $11,748,388)		11,686,932

RIGHTS – 0.00%

POLAND – 0.00%
Asseco Poland SAa,c	2,835	–

		–

TOTAL RIGHTS
(Cost: $0)		–

SHORT-TERM INVESTMENTS – 0.09%

MONEY MARKET FUNDS – 0.09%
BlackRock Cash Funds: Treasury, SL Agency Shares 0.10%[d,e]	10,541	10,541

		10,541

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,541)		10,541

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS EASTERN EUROPE INDEX FUND

February 28, 2010

Value
TOTAL INVESTMENTS IN SECURITIES – 99.98%
(Cost: $11,758,929)	$11,697,473

Other Assets, Less Liabilities – 0.02%	1,844

NET ASSETS – 100.00%	$11,699,317

GDR – Global Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

SP GDR – Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

20	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI EMU INDEX FUND

February 28, 2010

Security	Shares	Value
COMMON STOCKS – 98.42%

AUSTRIA – 1.04%
Erste Group Bank AG	52,144	$1,969,023
IMMOEAST AGa	121,512	578,738
Oesterreichische Elektrizitaetswirtschafts AG Class A	22,692	925,936
OMV AG	42,944	1,594,074
Raiffeisen International Bank Holding AGb	15,628	703,809
Telekom Austria AG	85,832	1,128,009
Vienna Insurance Group AG	11,468	553,867
voestalpine AG	31,720	1,120,734

		8,574,190

BELGIUM – 3.18%
Anheuser-Busch InBev NV	195,060	9,785,453
Belgacom SA	40,122	1,505,475
Colruyt SA	3,858	966,393
Compagnie Nationale a Portefeuille SA	12,614	631,249
Delhaize Group SA	27,438	2,129,477
Dexia SAa,b	148,596	805,478
Fortis[a]	610,732	2,096,167
Groupe Bruxelles Lambert SA	22,936	2,012,639
KBC Groep NVa	44,050	1,996,420
Mobistar SA	6,588	390,464
Solvay SA	16,360	1,567,990
UCB SA	27,715	1,229,236
Umicore	32,468	975,243

		26,091,684

FINLAND – 3.77%
Elisa OYJ	32,208	672,061
Fortum OYJ	120,558	3,078,272
Kesko OYJ Class B	18,229	662,478
Kone OYJ Class Ba	40,992	1,734,195
Metso OYJ	35,380	1,099,406
Neste Oil OYJ	38,552	551,373
Nokia OYJ	979,564	13,227,745
Nokian Renkaat OYJ[b]	30,012	754,844
Orion OYJ Class B	25,864	574,982
Outokumpu OYJ	31,232	550,680

Security	Shares	Value
Pohjola Bank PLC	44,652	$496,633
Rautaruukki OYJ	23,668	447,351
Sampo OYJ Class A	114,680	2,785,768
Sanoma OYJ	23,534	471,797
Stora Enso OYJ Class Ra	170,646	1,082,895
UPM-Kymmene OYJ	149,508	1,606,764
Wartsila OYJ Class B	23,416	1,120,371

		30,917,615

FRANCE – 33.59%
Accor SA	43,432	2,201,645
Aeroports de Paris	8,053	637,416
Air France-KLM[a]	34,648	463,715
Alcatel-Lucent[a]	622,444	1,894,272
ALSTOM	55,632	3,567,907
ArcelorMittal	230,092	8,782,763
Atos Origin SAa	12,932	604,013
AXA[b]	459,582	9,273,027
BioMerieux SA	3,172	347,865
BNP Paribas	255,224	18,505,402
Bouygues SA	61,000	2,813,739
Bureau Veritas SA	12,932	657,046
Cap Gemini SA	39,528	1,825,191
Carrefour SA	170,898	7,902,812
Casino Guichard-Perrachon SA	14,884	1,200,654
Christian Dior SA	16,836	1,653,359
CNP Assurances SA	10,004	899,151
Compagnie de Saint-Gobain	101,260	4,770,302
Compagnie Generale de Geophysique-Veritas[a]	38,552	928,074
Compagnie Generale des Etablissements Michelin Class B	39,528	2,763,544
Credit Agricole SA	247,904	3,694,395
Danone SA	148,248	8,689,388
Dassault Systemes SA	15,128	873,291
Eiffage SAb	11,468	535,243
Electricite de France[b]	62,464	3,137,855
Eramet[b]	1,464	440,741
Essilor International SA	53,436	3,230,173
Eurazeo	8,784	559,038
European Aeronautic Defence and Space Co.[b]	111,020	2,296,119
Eutelsat Communications	17,980	598,465

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMU INDEX FUND

February 28, 2010

Security	Shares	Value
Fonciere des Regions	6,832	$682,769
France Telecom SA	495,320	11,643,466
GDF Suez	328,912	12,105,922
Gecina SA	5,856	608,247
Groupe Eurotunnel SA	123,464	1,256,777
Hermes International[b]	14,396	1,944,779
Icade	5,856	588,667
Iliad SA	3,904	414,449
Imerys SA	10,004	517,292
Ipsen SA	6,832	347,678
JCDecaux SAa	16,844	421,352
Klepierre	27,084	1,010,898
Lafarge SA	54,372	3,534,216
Lagardere SCA	32,696	1,196,491
L’Air Liquide SA	66,700	7,983,846
Legrand SA	30,988	972,443
L’Oreal SA	65,188	6,762,896
LVMH Moet Hennessy Louis Vuitton SA	64,904	7,050,529
M6-Metropole Television	18,056	447,727
Natixis[a]	243,024	1,202,249
Neopost SA	8,784	714,097
PagesJaunes Groupe SAb	37,346	419,400
Pernod Ricard SA	52,948	3,998,043
PPR SA	20,496	2,357,666
PSA Peugeot Citroen SAa	41,724	1,103,796
Publicis Groupe SA	30,012	1,186,535
Renault SAa	50,752	2,091,690
Safran SA	54,372	1,282,201
Sanofi-Aventis	283,150	20,758,203
Schneider Electric SA	63,684	6,816,316
SCOR SE	47,336	1,159,237
SES SA	77,836	1,890,235
Societe BIC	6,832	484,829
Societe des Autoroutes Paris-Rhin-Rhone[a]	6,048	435,548
Societe Generale	169,336	9,336,151
Societe Television Francaise 1	32,700	525,468
Sodexo	28,060	1,668,830
STMicroelectronics NV	181,292	1,573,522
Suez Environnement SA	73,688	1,626,591
Technip SA	28,548	2,037,580

Security	Shares	Value
Thales SA	26,178	$1,048,354
Total SA	568,764	31,808,358
Unibail-Rodamco SE	23,424	4,635,176
Vallourec SA	15,128	2,897,551
Veolia Environnement	103,700	3,369,577
Vinci SA	113,460	5,953,554
Vivendi SA	322,812	8,150,018

		275,767,824

GERMANY – 23.08%
Adidas AG	52,608	2,612,589
Allianz SE Registered	122,574	14,185,067
BASF SE	246,912	13,896,264
Bayer AG	217,648	14,456,169
Bayerische Motoren Werke AG	89,548	3,639,910
Beiersdorf AG	25,422	1,562,071
Celesio AG	22,936	669,680
Commerzbank AGa,b	196,824	1,471,153
Daimler AG Registered	242,048	10,127,700
Deutsche Bank AG Registered	159,576	10,155,861
Deutsche Boerse AG	53,616	3,737,511
Deutsche Lufthansa AG Registered	61,488	919,683
Deutsche Post AG Registered	230,048	3,750,091
Deutsche Postbank AGa	25,376	785,423
Deutsche Telekom AG Registered	758,084	9,776,566
E.ON AG	510,692	18,228,502
Fraport AG	10,980	553,974
Fresenius Medical Care AG & Co. KGaA	51,728	2,707,249
Fresenius SE	7,076	463,035
GEA Group AG	44,050	824,778
Hannover Rueckversicherung AG Registered[a]	17,080	766,752
HeidelbergCement AG	38,308	1,956,539
Henkel AG & Co. KGaA	35,624	1,574,188
Hochtief AG	11,468	809,125
Infineon Technologies AGa	291,092	1,591,794
K+S AG	45,628	2,778,422
Linde AG	40,504	4,570,757
MAN SE	29,036	2,080,731
Merck KGaA	17,812	1,405,005
METRO AG	30,714	1,578,324

22	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMU INDEX FUND

February 28, 2010

Security	Shares	Value
Muenchener Rueckversicherungs-
Gesellschaft AG Registered	53,616	$8,315,743
Puma AG	1,464	414,768
QIAGEN NVa	56,364	1,233,027
RWE AG	113,260	9,626,366
Salzgitter AG	10,826	957,519
SAP AG	232,306	10,385,837
Siemens AG Registered	221,796	19,066,128
SolarWorld AGb	23,914	331,250
Suedzucker AG	18,788	437,418
ThyssenKrupp AG	90,862	2,882,985
TUI AGa	46,066	455,780
United Internet AG Registered[a]	33,918	525,830
Volkswagen AG	8,296	719,258
Wacker Chemie AG	4,284	514,715

		189,501,537

GREECE – 1.19%
Coca-Cola Hellenic Bottling Co. SA SP ADR	86,246	2,109,577
Hellenic Telecommunications Organization SA SP ADR	371,129	2,219,351
National Bank of Greece SA SP ADR	1,406,942	5,430,796

		9,759,724

IRELAND – 0.84%
Anglo Irish Bank Corp. Ltd.[c]	446,666	61
CRH PLC	187,794	4,287,862
Elan Corp. PLC[a]	134,408	940,245
Kerry Group PLC Class A	37,332	1,184,517
Ryanair Holdings PLC[a]	43,520	207,871
Ryanair Holdings PLC SP ADR[a]	9,996	274,590

		6,895,146

ITALY – 9.95%
A2A SpA	279,868	484,676
Assicurazioni Generali SpA	311,588	7,084,234
Atlantia SpA	69,724	1,611,881
Autogrill SpA[a]	46,848	583,073
Banca Carige SpA[b]	190,564	485,797
Banca Monte dei Paschi di Siena SpA	637,938	947,206
Banca Popolare di Milano Scrl	125,598	741,321
Banco Popolare SpA[a]	180,464	1,151,355

Security	Shares	Value
Enel SpA	1,755,258	$9,539,683
Eni SpA	700,280	15,835,487
Exor SpA	23,265	355,280
Fiat SpA[a]	208,864	2,203,334
Finmeccanica SpA	114,268	1,480,665
Fondiaria-SAI SpA	18,788	273,835
Intesa Sanpaolo SpA[a]	2,069,608	7,293,998
Italcementi SpA	23,267	254,337
Luxottica Group SpA	26,510	694,621
Mediaset SpA	189,100	1,434,840
Mediobanca SpA[a]	134,362	1,421,070
Mediolanum SpA	48,068	272,889
Parmalat SpA	463,855	1,172,991
Pirelli & C. SpA[a]	730,646	366,439
Prysmian SpA	26,596	459,139
Saipem SpA	72,712	2,410,298
Snam Rete Gas SpA	381,372	1,808,593
Telecom Italia SpA	2,672,776	3,815,324
Tenaris SA	128,612	2,676,631
Terna SpA	323,056	1,330,339
UniCredit SpA[a]	4,434,196	11,237,352
Unione di Banche Italiane ScpA	162,404	2,026,831
Unipol Gruppo Finanziario SpA[a]	247,910	276,917

		81,730,436

NETHERLANDS – 8.21%
AEGON NVa	429,928	2,716,526
Akzo Nobel NV	62,678	3,194,367
ASML Holding NV	116,144	3,567,874
Corio NV	14,640	907,855
Fugro NV CVA	17,466	1,017,076
Heineken Holding NV	25,376	1,037,360
Heineken NV	63,684	3,134,828
ING Groep NV CVA[a]	981,856	8,796,699
Koninklijke Ahold NV	321,836	3,952,886
Koninklijke DSM NV	42,286	1,769,607
Koninklijke KPN NV	445,238	7,109,111
Koninklijke Philips Electronics NV	262,788	7,699,717
Randstad Holding NVa	28,304	1,187,571
Reed Elsevier NV	194,712	2,236,329
Royal Boskalis Westminster NV CVA	18,788	606,001
Royal Vopak NVa	4,880	359,692
SBM Offshore NV	42,397	753,905

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMU INDEX FUND

February 28, 2010

Security	Shares	Value
TNT NV	100,428	$2,605,398
Unilever NV CVA	438,948	13,238,615
Wolters Kluwer NV	73,932	1,493,750

		67,385,167

PORTUGAL – 0.92%
Banco Comercial Portugues SA Registered	719,564	730,600
Banco Espirito Santo SA Registered	153,398	765,983
BRISA - Auto-estradas de Portugal SA	57,638	462,906
CIMPOR - Cimentos de Portugal SGPS SA	75,640	560,207
EDP Renovaveis SAa	59,780	482,882
Energias de Portugal SA	490,790	1,805,060
Galp Energia SGPS SA Class B	43,676	710,785
Jeronimo Martins SGPS SA	58,560	563,254
Portugal Telecom SGPS SA Registered	136,884	1,444,007

		7,525,684

SPAIN – 12.65%
Abertis Infraestructuras SA	75,510	1,426,191
Acciona SA	7,056	786,042
Acerinox SA	37,088	634,953
Actividades de Construcciones y Servicios SA	39,040	1,738,990
Banco Bilbao Vizcaya Argentaria SA	964,008	12,563,805
Banco de Sabadell SAb	259,492	1,257,865
Banco de Valencia SAb	70,480	453,989
Banco Popular Espanol SA	243,132	1,612,559
Banco Santander SA	2,203,762	28,718,369
Bankinter SA	82,960	678,727
Criteria CaixaCorp SA	234,972	1,077,439
Enagas SA	50,827	1,062,650
Ferrovial SA	110,449	975,221
Fomento de Construcciones y Contratas SAb	8,296	278,963
Gamesa Corporacion Tecnologica SA	53,192	663,483
Gas Natural SDG SA	62,174	1,142,914
Gestevision Telecinco SA	29,036	384,803
Grifols SA	36,248	549,091

Security	Shares	Value
Iberdrola Renovables SA	258,736	$1,086,833
Iberdrola SA	994,056	8,022,863
Iberia Lineas Aereas de Espana SAa	120,292	363,948
Indra Sistemas SA	30,436	624,286
Industria de Diseno Textil SA	58,316	3,446,776
Mapfre SA	201,189	726,218
Red Electrica Corporacion SA	28,792	1,452,249
Repsol YPF SA	200,568	4,553,252
Sacyr Vallehermoso SAa,b	24,888	202,803
Telefonica SA	1,133,850	26,684,311
Zardoya Otis SA	35,868	653,470

		103,823,063

TOTAL COMMON STOCKS
(Cost: $1,175,589,835)		807,972,070

PREFERRED STOCKS – 1.37%

GERMANY – 1.09%
Bayerische Motoren Werke AG	14,884	456,009
Fresenius SE	21,716	1,530,690
Henkel AG & Co. KGaA	48,556	2,507,113
Porsche Automobil Holding SE	24,414	1,229,426
RWE AG NVS	10,980	869,995
Volkswagen AG	28,446	2,321,451

		8,914,684

ITALY – 0.28%
Intesa Sanpaolo SpA RNC	264,984	716,376
Telecom Italia SpA RNC	1,513,288	1,610,844

		2,327,220

TOTAL PREFERRED STOCKS
(Cost: $18,117,069)		11,241,904

RIGHTS – 0.00%

ITALY – 0.00%
Banca Carige SpA[a,b]	190,564	3,771

		3,771

TOTAL RIGHTS
(Cost: $0)		3,771

24	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMU INDEX FUND

February 28, 2010

Security	Shares	Value
WARRANTS – 0.00%

FRANCE – 0.00%
Fonciere des Regions (Expires 12/31/10)[a]	7,448	$4,991

		4,991

ITALY – 0.00%
Mediobanca SpA
(Expires 3/18/11)[a]	121,599	14,769

		14,769

TOTAL WARRANTS
(Cost: $0)		19,760

SHORT-TERM INVESTMENTS – 1.47%

MONEY MARKET FUNDS – 1.47%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.17%[d,e,f]	10,352,100	10,352,100
BlackRock Cash Funds: Prime, SL Agency Shares 0.16%[d,e,f]	1,663,693	1,663,693
BlackRock Cash Funds: Treasury, SL Agency Shares 0.10%[d,e]	72,228	72,228

		12,088,021

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,088,021)		12,088,021

TOTAL INVESTMENTS IN SECURITIES – 101.26%
(Cost: $1,205,794,925)		831,325,526

Other Assets, Less Liabilities – (1.26)%		(10,379,567)

NET ASSETS – 100.00%		$820,945,959

NVS – Non-Voting Shares

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited)

iSHARES® MSCI FRANCE INDEX FUND

February 28, 2010

Security	Shares	Value
COMMON STOCKS – 99.84%

ADVERTISING – 0.76%
JCDecaux SAa	18,786	$469,931
PagesJaunes Groupe SAb	36,952	414,975
Publicis Groupe SA	33,790	1,335,900

		2,220,806

AEROSPACE & DEFENSE – 1.60%
European Aeronautic Defence and Space Co.	116,126	2,401,721
Safran SA	53,940	1,272,014
Thales SA	25,172	1,008,066

		4,681,801

AIRLINES – 0.18%
Air France-KLM[a]	38,564	516,126

		516,126

APPAREL – 0.69%
Hermes International[b]	14,942	2,018,539

		2,018,539

AUTO MANUFACTURERS – 1.13%
PSA Peugeot Citroen SAa	42,966	1,136,653
Renault SAa	53,010	2,184,751

		3,321,404

AUTO PARTS & EQUIPMENT – 1.00%
Compagnie Generale des Etablissements Michelin Class B	41,912	2,930,218

		2,930,218

BANKS – 11.81%
BNP Paribas	269,948	19,572,988
Credit Agricole SA	264,430	3,940,674
Natixis[a]	247,132	1,222,571
Societe Generale	179,180	9,878,889

		34,615,122

BEVERAGES – 1.45%
Pernod Ricard SA	56,420	4,260,209

		4,260,209

BUILDING MATERIALS – 3.20%
Compagnie de Saint-Gobain	109,678	5,166,870
Imerys SA	9,672	500,124
Lafarge SA	56,916	3,699,578

		9,366,572

Security	Shares	Value
CHEMICALS – 2.92%
L’Air Liquide SA	71,548	$8,564,141

		8,564,141

COMMERCIAL SERVICES – 0.40%
Bureau Veritas SA	13,888	705,618
Societe des Autoroutes Paris-Rhin-Rhone[a]	6,572	473,284

		1,178,902

COMPUTERS – 0.86%
Atos Origin SAa	12,896	602,332
Cap Gemini SA	41,726	1,926,682

		2,529,014

COSMETICS & PERSONAL CARE – 3.02%
Christian Dior SA	18,042	1,771,793
L’Oreal SA	68,262	7,081,807

		8,853,600

ELECTRIC – 1.16%
Electricite de France[b]	67,456	3,388,626

		3,388,626

ELECTRICAL COMPONENTS & EQUIPMENT – 0.32%
Legrand SA	29,760	933,907

		933,907

ENGINEERING & CONSTRUCTION – 3.66%
Aeroports de Paris	8,308	657,600
Bouygues SA	63,612	2,934,222
Eiffage SAb	11,346	529,549
Vinci SA	126,046	6,613,976

		10,735,347

FOOD – 6.42%
Carrefour SA	180,854	8,363,206
Casino Guichard-Perrachon SA	15,624	1,260,348
Danone SA	156,674	9,183,269

		18,806,823

FOOD SERVICE – 0.54%
Sodexo	26,784	1,592,942

		1,592,942

GAS – 4.45%
GDF Suez	354,144	13,034,610

		13,034,610

26	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI FRANCE INDEX FUND

February 28, 2010

Security	Shares	Value

HAND & MACHINE TOOLS – 2.46%
Schneider Electric SA	67,208	$7,193,502

		7,193,502

HEALTH CARE – PRODUCTS – 1.18%
Essilor International SA	57,226	3,459,277

		3,459,277

HEALTH CARE – SERVICES – 0.15%
BioMerieux SA	3,968	435,160

		435,160

HOLDING COMPANIES – DIVERSIFIED – 2.59%
LVMH Moet Hennessy Louis Vuitton SA	69,874	7,590,421

		7,590,421

HOUSEHOLD PRODUCTS & WARES – 0.18%
Societe BIC	7,564	536,775

		536,775

INSURANCE – 4.05%
AXA	483,724	9,760,142
CNP Assurances SA	10,602	952,899
SCOR SE	47,554	1,164,576

		11,877,617

INTERNET – 0.17%
Iliad SA	4,650	493,644

		493,644

INVESTMENT COMPANIES – 0.17%
Eurazeo	7,874	501,123

		501,123

IRON & STEEL – 3.19%
ArcelorMittal	244,652	9,338,528

		9,338,528

LODGING – 0.72%
Accor SA	41,602	2,108,880

		2,108,880

MACHINERY – 1.26%
ALSTOM	57,660	3,697,971

		3,697,971

MEDIA – 3.77%
Lagardere SCA	33,418	1,222,913
M6-Metropole Television	18,662	462,754

Security	Shares	Value
Societe Television Francaise 1	33,418	$537,005
Vivendi SA	350,052	8,837,745

		11,060,417

MEDICAL – DRUGS – 0.13%
Ipsen SA	7,316	372,309

		372,309

METAL FABRICATE & HARDWARE – 1.07%
Vallourec SA	16,306	3,123,180

		3,123,180

MINING – 0.15%
Eramet[b]	1,488	447,967

		447,967

OFFICE & BUSINESS EQUIPMENT – 0.25%
Neopost SAb	8,866	720,763

		720,763

OIL & GAS – 11.82%
Compagnie Generale de Geophysique-Veritas[a]	41,106	989,557
Total SA	601,834	33,657,811

		34,647,368

OIL & GAS SERVICES – 0.72%
Technip SA	29,636	2,115,234

		2,115,234

PHARMACEUTICALS – 7.51%
Sanofi-Aventis	300,018	21,994,825

		21,994,825

REAL ESTATE – 2.28%
Gecina SA	5,394	560,260
Klepierre	25,668	958,046
Unibail-Rodamco SEb	26,040	5,152,834

		6,671,140

REAL ESTATE INVESTMENT TRUSTS – 0.45%
Fonciere des Regions	6,634	662,982
Icade	6,600	663,457

		1,326,439

RETAIL – 0.85%
PPR SA	21,576	2,481,899

		2,481,899

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI FRANCE INDEX FUND

February 28, 2010

Security	Shares	Value

SEMICONDUCTORS – 0.57%
STMicroelectronics NV	193,936	$1,683,266

		1,683,266

SOFTWARE – 0.37%
Dassault Systemes SA	18,538	1,070,140

		1,070,140

TELECOMMUNICATIONS – 5.91%
Alcatel-Lucent[a]	660,548	2,010,233
Eutelsat Communications	28,334	943,098
France Telecom SA	528,178	12,415,858
SES SA	80,662	1,958,863

		17,328,052

TRANSPORTATION – 0.47%
Groupe Eurotunnel SA	135,904	1,383,407

		1,383,407

WATER – 1.83%
Suez Environnement SA	76,632	1,691,576
Veolia Environnement	112,530	3,656,494

		5,348,070

TOTAL COMMON STOCKS (Cost: $394,188,878)		292,556,083

WARRANTS – 0.00%

REAL ESTATE INVESTMENT TRUSTS – 0.00%
Fonciere des Regions (Expires 12/31/10)[a]	7,062	4,732

		4,732

TOTAL WARRANTS (Cost: $0)		4,732

SHORT-TERM INVESTMENTS – 2.68%

MONEY MARKET FUNDS – 2.68%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.17%[c,d,e]	6,746,107	6,746,107
BlackRock Cash Funds: Prime, SL Agency Shares 0.16%[c,d,e]	1,084,172	1,084,172

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares 0.10%[c,d]	15,006	$15,006

		7,845,285

TOTAL SHORT-TERM INVESTMENTS (Cost: $7,845,285)		7,845,285

TOTAL INVESTMENTS IN SECURITIES – 102.52% (Cost: $402,034,163)		300,406,100

Other Assets, Less Liabilities – (2.52)%		(7,395,762)

NET ASSETS – 100.00%		$293,010,338

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

28	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI GERMANY INDEX FUND

February 28, 2010

Security	Shares	Value
COMMON STOCKS – 95.42%

AIRLINES – 0.50%
Deutsche Lufthansa AG Registered	256,540	$3,837,097

		3,837,097

APPAREL – 1.57%
Adidas AG	206,248	10,242,571
Puma AG	6,286	1,780,897

		12,023,468

AUTO MANUFACTURERS – 7.25%
Bayerische Motoren Werke AG	351,790	14,299,416
Daimler AG Registered	925,576	38,727,675
Volkswagen AG	29,464	2,554,511

		55,581,602

BANKS – 5.91%
Commerzbank AGa,b	759,732	5,678,588
Deutsche Bank AG Registered	575,691	36,638,578
Deutsche Postbank AGa	95,464	2,954,744

		45,271,910

BIOTECHNOLOGY – 0.65%
QIAGEN NVa	228,092	4,989,773

		4,989,773

BUILDING MATERIALS – 0.95%
HeidelbergCement AG	142,494	7,277,724

		7,277,724

CHEMICALS – 16.08%
BASF SE	948,055	53,356,752
Bayer AG	854,583	56,761,359
K+S AG	181,103	11,027,889
Wacker Chemie AG	17,907	2,151,494

		123,297,494

COSMETICS & PERSONAL CARE – 0.79%
Beiersdorf AG	98,806	6,071,196

		6,071,196

DIVERSIFIED FINANCIAL SERVICES – 1.94%
Deutsche Boerse AG	213,233	14,864,233

		14,864,233

ELECTRIC – 13.91%
E.ON AG	2,010,609	71,766,132
RWE AG	409,702	34,822,014

		106,588,146

Security	Shares	Value

ENERGY – ALTERNATE SOURCES – 0.16%
SolarWorld AGb	87,249	$1,208,547

		1,208,547

ENGINEERING & CONSTRUCTION – 3.18%
Fraport AG	44,069	2,223,411
Hochtief AG	46,947	3,312,345
Linde AG	167,005	18,846,020

		24,381,776

FOOD – 1.09%
METRO AG	124,841	6,415,302
Suedzucker AG	83,947	1,954,436

		8,369,738

HEALTH CARE – PRODUCTS – 1.73%
Fresenius Medical Care
AG & Co. KGaA	211,328	11,060,114
Fresenius SE	33,655	2,202,295

		13,262,409

HOLDING COMPANIES – DIVERSIFIED – 0.39%
GEA Group AG	158,750	2,972,385

		2,972,385

HOUSEHOLD PRODUCTS & WARES – 0.88%
Henkel AG & Co. KGaA	152,019	6,717,566

		6,717,566

INSURANCE – 11.93%
Allianz SE Registered	470,867	54,491,818
Hannover Rueckversicherung AG Registered[a]	68,707	3,084,381
Muenchener Rueckversicherungs-Gesellschaft AG Registered	218,186	33,840,246

		91,416,445

INTERNET – 0.31%
United Internet AG Registered[a]	154,178	2,390,220

		2,390,220

IRON & STEEL – 1.95%
Salzgitter AG	41,783	3,695,548
ThyssenKrupp AG	354,838	11,258,752

		14,954,300

LEISURE TIME – 0.19%
TUI AGa	147,828	1,462,621

		1,462,621

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)
iSHARES® MSCI GERMANY INDEX FUND

February 28, 2010

Security	Shares	Value
MACHINERY – DIVERSIFIED – 1.06%
MAN SE	113,057	$8,101,710

		8,101,710
MANUFACTURING – 9.62%
Siemens AG Registered	858,175	73,770,828

		73,770,828
PHARMACEUTICALS – 1.07%
Celesio AG	92,710	2,706,924
Merck KGaA	69,723	5,499,727

		8,206,651
SEMICONDUCTORS – 0.81%
Infineon Technologies AGa	1,131,570	6,187,824

		6,187,824
SOFTWARE – 4.82%
SAP AG	826,643	36,957,201

		36,957,201
TELECOMMUNICATIONS – 4.77%
Deutsche Telekom AG Registered	2,837,053	36,587,813

		36,587,813
TRANSPORTATION – 1.91%
Deutsche Post AG Registered	899,668	14,665,795

		14,665,795

TOTAL COMMON STOCKS (Cost: $973,680,248)		731,416,472

PREFERRED STOCKS – 4.42%

AUTO MANUFACTURERS – 2.05%
Bayerische Motoren Werke AG	67,842	2,078,510
Porsche Automobil Holding SE	90,638	4,564,297
Volkswagen AG	110,998	9,058,442

		15,701,249
ELECTRIC – 0.21%
RWE AG NVS	20,320	1,610,045

		1,610,045
HEALTH CARE – SERVICES – 0.82%
Fresenius SE	89,027	6,275,224

		6,275,224

Security	Shares	Value
HOUSEHOLD PRODUCTS & WARES – 1.34%
Henkel AG & Co. KGaA	198,882	$10,268,959

		10,268,959

TOTAL PREFERRED STOCKS (Cost: $44,816,068)		33,855,477

SHORT-TERM INVESTMENTS – 0.96%

MONEY MARKET FUNDS – 0.96%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.17%[c,d,e]	6,344,583	6,344,583
BlackRock Cash Funds: Prime, SL Agency Shares 0.16%[c,d,e]	1,019,642	1,019,642
BlackRock Cash Funds: Treasury, SL Agency Shares 0.10%[c,d]	44,149	44,149

		7,408,374

TOTAL SHORT-TERM INVESTMENTS (Cost: $7,408,374)		7,408,374

TOTAL INVESTMENTS IN SECURITIES – 100.80% (Cost: $1,025,904,690)		772,680,323

Other Assets, Less Liabilities – (0.80)%		(6,130,400)

NET ASSETS – 100.00%		$766,549,923

NVS – Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

30	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI ITALY INDEX FUND

February 28, 2010

Security	Shares	Value
COMMON STOCKS – 98.52%

AEROSPACE & DEFENSE – 1.98%
Finmeccanica SpA	167,507	$2,170,527

		2,170,527

AUTO MANUFACTURERS – 2.69%
Fiat SpA[a]	279,229	2,945,623

		2,945,623

AUTO PARTS & EQUIPMENT – 0.52%
Pirelli & C. SpA[a]	1,146,595	575,049

		575,049

BANKS – 28.78%
Banca Carige SpA[b]	356,083	907,748
Banca Monte dei Paschi di Siena SpA	1,205,591	1,790,054
Banca Popolare di Milano Scrl	226,952	1,339,545
Banco Popolare SpA[a]	247,907	1,581,640
Intesa Sanpaolo SpA[a]	2,530,206	8,917,300
UniCredit SpA[a]	5,350,017	13,558,269
Unione di Banche Italiane ScpA	278,195	3,471,924

		31,566,480

BUILDING MATERIALS – 0.43%
Italcementi SpA	43,516	475,684

		475,684

COMMERCIAL SERVICES – 2.64%
Atlantia SpA	125,210	2,894,607

		2,894,607

DIVERSIFIED FINANCIAL SERVICES – 2.36%
Mediobanca SpA[a]	245,289	2,594,281

		2,594,281

ELECTRIC – 15.73%
A2A SpA[b]	784,778	1,359,083
Enel SpA	2,049,122	11,136,810
Terna SpA	1,155,926	4,760,083

		17,255,976

ELECTRICAL COMPONENTS & EQUIPMENT – 0.80%
Prysmian SpA	51,142	882,888

		882,888

FOOD – 1.69%
Parmalat SpA	731,043	1,848,654

		1,848,654

Security	Shares	Value
HEALTH CARE – PRODUCTS – 1.89%
Luxottica Group SpA	78,991	$2,069,741

		2,069,741

HOLDING COMPANIES – DIVERSIFIED – 0.46%
Exor SpA	32,775	500,507

		500,507

INSURANCE – 7.55%
Assicurazioni Generali SpA	229,448	5,216,707
Fondiaria-SAI SpA[b]	79,636	1,160,694
Mediolanum SpA	207,131	1,175,914
Unipol Gruppo Finanziario SpA[a]	648,163	724,003

		8,277,318

MEDIA – 2.49%
Mediaset SpA	360,665	2,736,629

		2,736,629

METAL FABRICATE & HARDWARE – 3.17%
Tenaris SA	167,237	3,480,482

		3,480,482

OIL & GAS – 18.43%
Eni SpA	894,228	20,221,248

		20,221,248

OIL & GAS SERVICES – 2.89%
Saipem SpA	95,707	3,172,550

		3,172,550

RETAIL – 0.55%
Autogrill SpA[a]	48,332	601,543

		601,543

TELECOMMUNICATIONS – 3.47%
Telecom Italia SpA	2,668,021	3,808,536

		3,808,536

TOTAL COMMON STOCKS (Cost: $166,754,461)		108,078,323

PREFERRED STOCKS – 1.35%

BANKS – 0.39%
Intesa Sanpaolo SpA RNC	158,584	428,727

		428,727

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ITALY INDEX FUND

February 28, 2010

Security	Shares	Value
TELECOMMUNICATIONS – 0.96%
Telecom Italia SpA RNC	991,494	$1,055,412

		1,055,412

TOTAL PREFERRED STOCKS (Cost: $1,940,838)		1,484,139

RIGHTS – 0.01%

BANKS – 0.01%
Banca Carige SpA[a,b]	338,775	6,703

		6,703

TOTAL RIGHTS (Cost: $0)		6,703

WARRANTS – 0.03%

DIVERSIFIED FINANCIAL SERVICES – 0.03%
Mediobanca SpA (Expires 3/18/11)[a]	293,592	35,659

		35,659

TOTAL WARRANTS (Cost: $0)		35,659

SHORT-TERM INVESTMENTS – 2.25%
MONEY MARKET FUNDS – 2.25%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.17%[c,d,e]	2,062,380	2,062,380
BlackRock Cash Funds: Prime, SL Agency Shares 0.16%[c,d,e]	331,447	331,447
BlackRock Cash Funds: Treasury, SL Agency Shares 0.10%[c,d]	68,430	68,430

		2,462,257

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,462,257)		2,462,257

Value

TOTAL INVESTMENTS IN SECURITIES – 102.16% (Cost: $171,157,556)	$112,067,081

Other Assets, Less Liabilities – (2.16)%	(2,365,989)

NET ASSETS – 100.00%	$109,701,092

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

32	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI NETHERLANDS INVESTABLE MARKET INDEX FUND

February 28, 2010

Security	Shares	Value
COMMON STOCKS – 99.71%

BANKS – 0.28%
SNS REAAL NVa	57,792	$294,811

		294,811

BEVERAGES – 4.94%
Heineken Holding NV	28,896	1,181,257
Heineken NV	82,992	4,085,259

		5,266,516

BIOTECHNOLOGY – 0.42%
Crucell NVa	23,520	450,973

		450,973

BUILDING MATERIALS – 0.25%
Wavin NV	136,080	263,706

		263,706

CHEMICALS – 6.59%
Akzo Nobel NV	88,816	4,526,483
Koninklijke DSM NV	59,696	2,498,190

		7,024,673

COMMERCIAL SERVICES – 2.01%
Brunel International NV	3,472	133,571
Randstad Holding NVa	39,200	1,644,742
USG People NVa	22,400	363,927

		2,142,240

DIVERSIFIED FINANCIAL SERVICES – 0.39%
BinckBank NV	15,680	282,032
KAS Bank NV CVA	7,280	133,775

		415,807

ELECTRICAL COMPONENTS & EQUIPMENT – 0.39%
Draka Holding NVa	10,528	174,207
TKH Group NV	12,992	239,357

		413,564

ELECTRONICS – 10.22%
Koninklijke Philips Electronics NV	371,728	10,891,671

		10,891,671

ENGINEERING & CONSTRUCTION – 1.46%
Arcadis NV	19,600	434,657
Koninklijke BAM Groep NVb	42,896	340,470
Royal Boskalis Westminster NV CVA	24,304	783,918

		1,559,045

Security	Shares	Value
FOOD – 24.20%
CSM NV CVA	25,760	$685,692
Koninklijke Ahold NV	416,640	5,117,297
Koninklijke Wessanen NVa	33,488	127,460
Nutreco Holding NV	12,656	751,489
Sligro Food Group NV	10,080	323,408
Unilever NV CVA	623,168	18,794,666

		25,800,012

HOLDING COMPANIES – DIVERSIFIED – 0.80%
Imtech NV	23,744	726,647
Ordina NVa	20,496	129,841

		856,488

HOUSEWARES – 0.11%
Hunter Douglas NV	2,576	116,942

		116,942

INSURANCE – 15.12%
AEGON NVa	596,064	3,766,267
ING Groep NV CVA[a]	1,378,720	12,352,305

		16,118,572

INVESTMENT COMPANIES – 0.13%
Kardan NVa	22,400	136,339

		136,339

LEISURE TIME – 0.12%
Accell Group NV	2,576	125,432

		125,432

MANUFACTURING – 0.73%
Aalberts Industries NV	36,064	502,501
Koninklijke Ten Cate NV	10,416	273,633

		776,134

MEDIA – 5.08%
Reed Elsevier NV	280,784	3,224,893
Wolters Kluwer NV	108,640	2,195,004

		5,419,897

METAL FABRICATE & HARDWARE – 0.08%
Advanced Metallurgical Group NVa,b	8,288	89,241

		89,241

OFFICE & BUSINESS EQUIPMENT – 0.29%
Oce NVa	26,700	312,196

		312,196

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI NETHERLANDS INVESTABLE MARKET INDEX FUND

February 28, 2010

Security	Shares	Value
OIL & GAS SERVICES – 2.43%
Fugro NV CVA	25,312	$1,473,962
SBM Offshore NV	62,720	1,115,290

		2,589,252

PHARMACEUTICALS – 0.38%
Mediq NV	23,632	404,906

		404,906

REAL ESTATE INVESTMENT TRUSTS – 3.13%
Corio NV	21,168	1,312,669
Eurocommercial Properties NV	12,320	471,439
Nieuwe Steen Investments NV	10,752	217,164
VastNed Offices/Industrial NV	7,056	121,667
VastNed Retail NV	6,832	434,947
Wereldhave NV	8,624	778,295

		3,336,181

RETAIL – 0.28%
Beter Bed Holding NV	6,608	165,930
Macintosh Retail Group NV	6,720	135,590

		301,520

SEMICONDUCTORS – 4.99%
ASM International NVa	17,472	411,310
ASML Holding NV	159,712	4,906,256

		5,317,566

SOFTWARE – 0.64%
Exact Holding NV	4,480	111,211
TomTom NVa,b	45,808	358,769
Unit 4 Agresso NVa	9,072	217,712

		687,692

TELECOMMUNICATIONS – 9.54%
Koninklijke KPN NV	636,944	10,170,079

		10,170,079

TRANSPORTATION – 4.71%
Royal Vopak NVa	12,656	932,841
Smit Internationale NV	4,256	361,558
TNT NV	143,584	3,724,992

		5,019,391

TOTAL COMMON STOCKS (Cost: $143,043,330)		106,300,846

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.65%

MONEY MARKET FUNDS – 0.65%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.17%[c,d,e]	508,800	$508,800
BlackRock Cash Funds: Prime, SL Agency Shares 0.16%[c,d,e]	81,770	81,770
BlackRock Cash Funds: Treasury, SL Agency Shares 0.10%[c,d]	106,740	106,740

		697,310

TOTAL SHORT-TERM INVESTMENTS (Cost: $697,310)		697,310

TOTAL INVESTMENTS IN SECURITIES – 100.36% (Cost: $143,740,640)		106,998,156

Other Assets, Less Liabilities – (0.36)%		(388,340)

NET ASSETS – 100.00%		$106,609,816

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

34	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI SPAIN INDEX FUND

February 28, 2010

Security	Shares	Value
COMMON STOCKS – 99.82%

AIRLINES – 0.53%
Iberia Lineas Aereas de Espana SAa	414,106	$1,252,894

		1,252,894

BANKS – 36.17%
Banco Bilbao Vizcaya Argentaria SA	1,086,470	14,159,839
Banco de Sabadell SAb	1,032,647	5,005,668
Banco de Valencia SAb	419,958	2,705,111
Banco Popular Espanol SA	904,982	6,002,241
Banco Santander SA	4,153,842	54,130,876
Bankinter SAb	339,185	2,775,000

		84,778,735

COMMERCIAL SERVICES – 4.93%
Abertis Infraestructuras SA	437,437	8,262,069
Ferrovial SA	373,065	3,294,018

		11,556,087

COMPUTERS – 1.63%
Indra Sistemas SA	186,263	3,820,523

		3,820,523

DIVERSIFIED FINANCIAL SERVICES – 3.69%
Criteria CaixaCorp SA	1,888,425	8,659,169

		8,659,169

ELECTRIC – 7.02%
Iberdrola SA	1,371,370	11,068,102
Red Electrica Corporacion SA	107,007	5,397,359

		16,465,461

ENERGY – ALTERNATE SOURCES – 0.67%
Gamesa Corporacion Tecnologica SA	125,279	1,562,650

		1,562,650

ENGINEERING & CONSTRUCTION – 5.74%
Acciona SA	32,032	3,568,380
Actividades de Construcciones y Servicios SAb	166,782	7,429,105
Fomento de Construcciones y Contratas SAb	44,814	1,506,925
Sacyr Vallehermoso SAa,b	116,809	951,833

		13,456,243

Security	Shares	Value
GAS – 3.71%
Enagas SA	183,183	$3,829,844
Gas Natural SDG SA	265,265	4,876,236

		8,706,080

INSURANCE – 3.26%
Mapfre SA	2,118,938	7,648,585

		7,648,585

IRON & STEEL – 1.68%
Acerinox SA	229,460	3,928,392

		3,928,392

MACHINERY – 0.63%
Zardoya Otis SA	81,425	1,483,461

		1,483,461

MEDIA – 1.00%
Gestevision Telecinco SA	176,253	2,335,811

		2,335,811

OIL & GAS – 4.68%
Repsol YPF SA	482,790	10,960,195

		10,960,195

PHARMACEUTICALS – 0.67%
Grifols SA	104,335	1,580,484

		1,580,484

RETAIL – 4.87%
Industria de Diseno Textil SA	192,962	11,405,049

		11,405,049

TELECOMMUNICATIONS – 18.94%
Telefonica SA	1,886,192	44,390,117

		44,390,117

TOTAL COMMON STOCKS
(Cost: $352,987,256)		233,989,936

SHORT-TERM INVESTMENTS – 7.02%

MONEY MARKET FUNDS – 7.02%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.17%[c,d,e]	14,140,382	14,140,382
BlackRock Cash Funds: Prime, SL Agency Shares 0.16%[c,d,e]	2,272,511	2,272,511

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SPAIN INDEX FUND

February 28, 2010

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares 0.10%[c,d]	28,981	$28,981

		16,441,874

TOTAL SHORT-TERM INVESTMENTS
(Cost: $16,441,874)		16,441,874

TOTAL INVESTMENTS IN SECURITIES – 106.84%
(Cost: $369,429,130)		250,431,810

Other Assets, Less Liabilities – (6.84)%		(16,025,810)

NET ASSETS – 100.00%		$234,406,000

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

36	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI SWEDEN INDEX FUND

February 28, 2010

Security	Shares	Value
COMMON STOCKS – 99.78%

AGRICULTURE – 2.15%
Swedish Match AB	188,720	$4,309,263

		4,309,263

AUTO MANUFACTURERS – 1.70%
Scania AB Class B	241,136	3,414,213

		3,414,213

BANKS – 22.41%
Nordea Bank AB	2,430,624	23,786,257
Skandinaviska Enskilda Banken AB Class Aa	1,142,848	6,927,325
Svenska Handelsbanken AB Class A	357,728	9,782,990
Swedbank AB Class Aa	459,984	4,401,188

		44,897,760

COMMERCIAL SERVICES – 1.27%
Securitas AB Class B	234,864	2,541,114

		2,541,114

DIVERSIFIED FINANCIAL SERVICES – 1.33%
Kinnevik Investment AB Class B	162,736	2,665,684

		2,665,684

ENGINEERING & CONSTRUCTION – 2.49%
Skanska AB Class B	300,608	4,983,259

		4,983,259

FOREST PRODUCTS & PAPER – 3.67%
Holmen AB Class B	39,648	986,719
Svenska Cellulosa AB Class B	429,184	6,360,383

		7,347,102

HAND & MACHINE TOOLS – 4.09%
Sandvik AB	758,576	8,186,091

		8,186,091

HEALTH CARE – PRODUCTS – 1.73%
Getinge AB Class B	150,416	3,476,922

		3,476,922

HOME FURNISHINGS – 1.92%
Electrolux AB Class Ba	180,544	3,843,333

		3,843,333

HOUSEHOLD PRODUCTS & WARES – 0.98%
Husqvarna AB Class Ba	305,872	1,974,020

		1,974,020

Security	Shares	Value
INVESTMENT COMPANIES – 4.23%
Investor AB Class B	345,968	$6,153,547
Ratos AB Class B	76,384	2,319,825

		8,473,372

IRON & STEEL – 1.62%
SSAB AB Class A	135,968	2,284,566
SSAB AB Class B	63,056	962,843

		3,247,409

MACHINERY – 10.26%
Atlas Copco AB Class Ab	504,112	7,151,832
Atlas Copco AB Class B	293,216	3,792,928
Volvo AB Class A	324,128	2,725,316
Volvo AB Class B	810,656	6,878,805

		20,548,881

MANUFACTURING – 1.80%
Alfa Laval AB	254,016	3,610,866

		3,610,866

METAL FABRICATE & HARDWARE – 4.53%
Assa Abloy AB Class B	235,200	4,424,789
SKF AB Class B	293,776	4,651,080

		9,075,869

OIL & GAS – 0.63%
Lundin Petroleum ABa	166,992	1,271,432

		1,271,432

RETAIL – 11.66%
Hennes & Mauritz AB Class B	384,048	23,354,507

		23,354,507

TELECOMMUNICATIONS – 21.31%
Millicom International Cellular SA SDR	57,008	4,833,394
Tele2 AB Class B	234,192	3,490,415
Telefonaktiebolaget LM Ericsson Class B	2,260,496	22,661,694
TeliaSonera AB	1,686,608	11,703,086

		42,688,589

TOTAL COMMON STOCKS
(Cost: $256,314,872)		199,909,686

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SWEDEN INDEX FUND

February 28, 2010

Security	Shares	Value
SHORT-TERM INVESTMENTS – 1.19%

MONEY MARKET FUNDS – 1.19%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.17%[c,d,e]	2,009,494	$2,009,494
BlackRock Cash Funds: Prime, SL Agency Shares 0.16%[c,d,e]	322,947	322,947
BlackRock Cash Funds: Treasury, SL Agency Shares 0.10%[c,d]	44,327	44,327

		2,376,768

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,376,768)		2,376,768

TOTAL INVESTMENTS IN SECURITIES – 100.97%
(Cost: $258,691,640)		202,286,454

Other Assets, Less Liabilities – (0.97)%		(1,945,906)

NET ASSETS – 100.00%		$200,340,548

SDR – Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

38	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI SWITZERLAND INDEX FUND

February 28, 2010

Security	Shares	Value
COMMON STOCKS – 99.06%

BANKS – 7.86%
Baloise Holding AG Registered	30,420	$2,620,067
Credit Suisse Group AG Registered	369,135	16,412,882
GAM Holding Ltd.	139,683	1,525,993
Julius Baer Group Ltd.	146,053	4,549,861

		25,108,803

BUILDING MATERIALS – 3.33%
Geberit AG Registered	17,784	3,048,544
Holcim Ltd. Registered[a]	114,498	7,583,038

		10,631,582

CHEMICALS – 6.01%
Givaudan SA Registered	5,179	4,260,317
Lonza Group AG Registered	34,983	2,758,727
Syngenta AG Registered	47,034	12,188,154

		19,207,198

COMMERCIAL SERVICES – 2.40%
Adecco SA Registered	65,871	3,278,814
SGS SA Registered	3,276	4,391,208

		7,670,022

COMPUTERS – 0.35%
Logitech International SA Registered[a]	71,955	1,109,373

		1,109,373

DIVERSIFIED FINANCIAL SERVICES – 4.67%
UBS AG Registered[a]	1,081,665	14,932,381

		14,932,381

ELECTRIC – 0.29%
BKW FMB Energie AG	12,656	925,488

		925,488

ENGINEERING & CONSTRUCTION – 4.69%
ABB Ltd. Registered[a]	740,025	14,989,507

		14,989,507

FOOD – 20.84%
Aryzta AG	49,023	1,839,276
Lindt & Spruengli AG Participation Certificates	914	1,864,976
Lindt & Spruengli AG Registered	132	3,075,447
Nestle SA Registered	1,201,122	59,843,373

		66,623,072

Security	Shares	Value
HAND & MACHINE TOOLS – 0.77%
Schindler Holding AG Participation Certificates	23,166	$1,852,762
Schindler Holding AG Registered	7,605	604,331

		2,457,093

HEALTH CARE – PRODUCTS – 4.75%
Nobel Biocare Holding AG Registered	67,392	1,716,209
Sonova Holding AG Registered	32,058	4,004,262
Straumann Holding AG Registered	6,201	1,514,413
Synthes Inc.	66,573	7,949,293

		15,184,177

INSURANCE – 7.47%
Swiss Life Holding AG Registered[a]	15,678	1,978,748
Swiss Reinsurance Co. Registered	151,047	6,797,678
Zurich Financial Services AG Registered	62,595	15,111,955

		23,888,381

INVESTMENT COMPANIES – 0.99%
Pargesa Holding SA Bearer	40,365	3,166,214

		3,166,214

PHARMACEUTICALS – 26.65%
Actelion Ltd. Registered[a]	60,489	3,087,037
Novartis AG Registered	681,057	37,931,726
Roche Holding AG Genusschein	264,186	44,178,755

		85,197,518

RETAIL – 5.09%
Compagnie Financiere Richemont SA Class A Bearer Units	294,489	9,942,572
Swatch Group AG (The) Bearer	16,545	4,606,629
Swatch Group AG (The) Registered	32,253	1,713,666

		16,262,867

TELECOMMUNICATIONS – 2.28%
Swisscom AG Registered	21,177	7,286,009

		7,286,009

TRANSPORTATION – 0.62%
Kuehne & Nagel International AG Registered	21,879	1,987,424

		1,987,424

TOTAL COMMON STOCKS
(Cost: $340,561,319)		316,627,109

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SWITZERLAND INDEX FUND

February 28, 2010

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.11%

MONEY MARKET FUNDS – 0.11%
BlackRock Cash Funds: Treasury, SL Agency Shares 0.10%[b,c]	350,827	$350,827

		350,827

TOTAL SHORT-TERM INVESTMENTS
(Cost: $350,827)		350,827

TOTAL INVESTMENTS IN SECURITIES – 99.17%
(Cost: $340,912,146)		316,977,936

Other Assets, Less Liabilities – 0.83%		2,646,350

NET ASSETS – 100.00%		$319,624,286

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

40	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI UNITED KINGDOM INDEX FUND

February 28, 2010

Security	Shares	Value
COMMON STOCKS – 99.38%

AEROSPACE & DEFENSE – 1.95%
BAE Systems PLC	1,542,645	$8,790,521
Cobham PLC	500,151	1,839,615
Rolls-Royce Group PLC[a]	804,871	6,837,373

		17,467,509

AGRICULTURE – 4.83%
British American Tobacco PLC	868,452	29,476,918
Imperial Tobacco Group PLC	441,258	13,744,438

		43,221,356

AIRLINES – 0.09%
British Airways PLC[a,b]	251,980	810,194

		810,194

APPAREL – 0.20%
Burberry Group PLC	189,278	1,802,421

		1,802,421

BANKS – 16.20%
Barclays PLC	4,956,095	23,578,622
HSBC Holdings PLC	7,568,483	82,914,172
Lloyds Banking Group PLC[a]	16,563,583	13,238,609
Royal Bank of Scotland Group PLC[a]	7,348,440	4,214,243
Standard Chartered PLC	879,586	20,916,457

		144,862,103

BEVERAGES – 3.17%
Diageo PLC	1,088,202	17,627,062
SABMiller PLC	410,786	10,756,546

		28,383,608

CHEMICALS – 0.25%
Johnson Matthey PLC	93,760	2,266,715
		2,266,715

COMMERCIAL SERVICES – 1.41%
Bunzl PLC	142,984	1,481,305
Capita Group PLC	269,560	2,938,308
Experian PLC	445,653	4,118,265
G4S PLC	553,184	2,279,747
Serco Group PLC	212,718	1,792,465

		12,610,090

Security	Shares	Value
DISTRIBUTION & WHOLESALE – 0.32%
Wolseley PLC[a]	123,060	$2,903,871

		2,903,871

DIVERSIFIED FINANCIAL SERVICES – 1.18%
ICAP PLC	227,075	1,126,287
Investec PLC	183,418	1,242,319
London Stock Exchange Group PLC	65,046	658,523
Man Group PLC	744,220	2,545,852
Old Mutual PLC[a]	2,292,432	3,957,658
Schroders PLC	53,619	976,290

		10,506,929

ELECTRIC – 2.42%
Drax Group PLC	159,685	972,175
International Power PLC	660,715	3,262,045
National Grid PLC	1,067,692	10,597,962
Scottish & Southern Energy PLC	401,410	6,850,505

		21,682,687

ENGINEERING & CONSTRUCTION – 0.34%
AMEC PLC	145,328	1,743,429
Balfour Beatty PLC	300,032	1,260,225

		3,003,654

FOOD – 5.05%
J Sainsbury PLC	520,661	2,618,930
Tesco PLC	3,451,540	22,053,659
Unilever PLC	557,286	16,323,451
Wm Morrison Supermarkets PLC	920,020	4,180,906

		45,176,946

FOOD SERVICE – 0.92%
Associated British Foods PLC	155,876	2,254,403
Compass Group PLC	803,406	5,963,861

		8,218,264

GAS – 1.06%
Centrica PLC	2,233,246	9,509,503

		9,509,503

HEALTH CARE – PRODUCTS – 0.44%
Smith & Nephew PLC	384,123	3,938,553

		3,938,553

HOLDING COMPANIES – DIVERSIFIED – 0.13%
Tomkins PLC	384,416	1,127,162

		1,127,162

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM INDEX FUND

February 28, 2010

Security	Shares	Value
HOUSEHOLD PRODUCTS & WARES – 1.55%
Reckitt Benckiser Group PLC	264,579	$13,888,374

		13,888,374

INSURANCE – 3.09%
Admiral Group PLC	82,040	1,548,731
Aviva PLC	1,203,351	7,150,224
Legal & General Group PLC	2,529,762	2,971,285
Prudential PLC	1,100,215	10,091,678
RSA Insurance Group PLC	1,487,268	2,934,425
Standard Life PLC	975,690	2,902,453

		27,598,796

INVESTMENT COMPANIES – 0.13%
Resolution Ltd.[a]	1,040,980	1,145,009

		1,145,009

LEISURE TIME – 0.57%
Carnival PLC	72,664	2,744,573
Thomas Cook Group PLC	372,110	1,335,808
TUI Travel PLC	244,362	1,020,070

		5,100,451

LODGING – 0.18%
InterContinental Hotels Group PLC	111,926	1,567,644

		1,567,644

MANUFACTURING – 0.49%
Invensys PLC	350,135	1,678,027
Smiths Group PLC	168,768	2,669,528

		4,347,555

MEDIA – 2.01%
British Sky Broadcasting Group PLC	494,877	4,098,500
Pearson PLC	351,893	4,885,784
Reed Elsevier PLC	526,521	3,943,752
WPP PLC	543,808	5,000,475

		17,928,511

MINING – 12.02%
Anglo American PLC[a]	572,522	20,831,419
Antofagasta PLC	171,698	2,309,407
BHP Billiton PLC	958,403	29,283,590
Eurasian Natural Resources Corp.	112,219	1,754,549
Fresnillo PLC	78,231	893,837
Kazakhmys PLC[a]	93,467	1,908,165
Lonmin PLC[a]	67,390	1,853,883
Randgold Resources Ltd.	39,262	2,795,558

Security	Shares	Value
Rio Tinto PLC	596,548	$30,551,332
Vedanta Resources PLC	59,772	2,318,601
Xstrata PLC[a]	827,725	12,979,324

		107,479,665

OIL & GAS – 20.13%
BG Group PLC	1,465,586	25,547,333
BP PLC	8,155,362	71,849,790
Cairn Energy PLC[a]	598,013	3,044,428
Royal Dutch Shell PLC Class A	1,540,594	41,982,665
Royal Dutch Shell PLC Class B	1,172,586	30,642,013
Tullow Oil PLC	384,416	6,958,443

		180,024,672

OIL & GAS SERVICES – 0.16%
Petrofac Ltd.	89,072	1,392,645

		1,392,645

PACKAGING & CONTAINERS – 0.18%
Rexam PLC	382,072	1,623,431

		1,623,431

PHARMACEUTICALS – 8.34%
AstraZeneca PLC	630,243	27,666,662
GlaxoSmithKline PLC	2,256,686	41,707,926
Shire PLC	243,483	5,215,447

		74,590,035

REAL ESTATE – 0.81%
British Land Co. PLC	373,868	2,504,377
Land Securities Group PLC	328,453	3,162,733
Liberty International PLC	218,285	1,570,863

		7,237,973

REAL ESTATE INVESTMENT TRUSTS – 0.37%
Hammerson PLC	303,841	1,771,634
SEGRO PLC	320,835	1,556,656

		3,328,290

RETAIL – 1.44%
Carphone Warehouse Group PLC (The)	180,195	508,606
Home Retail Group PLC	383,830	1,490,074
Kingfisher PLC	1,024,914	3,354,707
Marks & Spencer Group PLC	685,620	3,445,544
Next PLC	86,142	2,458,923
Whitbread PLC	76,180	1,646,865

		12,904,719

42	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM INDEX FUND

February 28, 2010

Security	Shares	Value
SOFTWARE – 0.48%
Autonomy Corp. PLC[a]	94,053	$2,190,750
Sage Group PLC (The)	571,936	2,061,854

		4,252,604

TELECOMMUNICATIONS – 6.67%
BT Group PLC	3,368,621	5,892,519
Cable & Wireless PLC	1,122,776	2,331,505
Inmarsat PLC	189,278	2,112,190
Vodafone Group PLC	22,875,389	49,260,659

		59,596,873

TRANSPORTATION – 0.13%
FirstGroup PLC	210,374	1,138,892

		1,138,892

VENTURE CAPITAL – 0.19%
3i Group PLC	421,041	1,686,452

		1,686,452

WATER – 0.48%
Severn Trent PLC	102,843	1,824,019
United Utilities Group PLC	296,809	2,455,870

		4,279,889

TOTAL COMMON STOCKS
(Cost: $1,075,207,044)		888,604,045

SHORT-TERM INVESTMENTS – 0.09%

MONEY MARKET FUNDS – 0.09%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.17%[c,d,e]	640,382	640,382
BlackRock Cash Funds: Prime, SL Agency Shares 0.16%[c,d,e]	102,916	102,916
BlackRock Cash Funds: Treasury, SL Agency Shares 0.10%[c,d]	67,528	67,528

		810,826

TOTAL SHORT-TERM INVESTMENTS
(Cost: $810,826)		810,826

Value
TOTAL INVESTMENTS IN SECURITIES – 99.47%
(Cost: $1,076,017,870)	$889,414,871

Other Assets, Less Liabilities – 0.53%	4,756,520

NET ASSETS – 100.00%	$894,171,391

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	43

Statements of Assets and Liabilities (Unaudited)

iSHARES®, INC.

February 28, 2010

	iShares MSCI
	Austria Investable Market Index Fund	Belgium Investable Market Index Fund	Emerging Markets Eastern Europe Index Fund	EMU Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$202,558,309	$152,841,533	$11,748,388	$1,193,706,904
Affiliated issuers (Note 2)	21,623,967	84,049	10,541	12,088,021

Total cost of investments	$224,182,276	$152,925,582	$11,758,929	$1,205,794,925

Investments in securities, at fair value
(including securities on loana) (Note 1):
Unaffiliated issuers	$131,677,026	$110,937,177	$11,686,932	$819,237,505
Affiliated issuers (Note 2)	21,623,967	84,049	10,541	12,088,021

Total fair value of investments	153,300,993	111,021,226	11,697,473	831,325,526
Foreign currencies, at value[b]	20,874	118,495	2,194	844,973
Receivables:
Investment securities sold	1,496,454	–	54,699	1,967,563
Dividends and interest	1,030,730	720,370	1	586,389
Capital shares sold	–	13,663	–	–

Total Assets	155,849,051	111,873,754	11,754,367	834,724,451

LIABILITIES
Payables:
Investment securities purchased	1,537,204	–	48,831	1,424,667
Collateral for securities on loan (Note 5)	21,555,213	–	–	12,015,793
Investment advisory fees (Note 2)	56,042	38,002	6,219	338,032

Total Liabilities	23,148,459	38,002	55,050	13,778,492

NET ASSETS	$132,700,592	$111,835,752	$11,699,317	$820,945,959

Net assets consist of:
Paid-in capital	$266,730,101	$171,963,107	$11,783,734	$1,309,880,155
Distributions in excess of net investment income or accumulated net investment loss	(2,347,932)	(111,162)	(21,597)	(867,387)
Accumulated net realized loss	(60,699,956)	(18,015,614)	(1,358)	(113,531,316)
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(70,981,621)	(42,000,579)	(61,462)	(374,535,493)

NET ASSETS	$132,700,592	$111,835,752	$11,699,317	$820,945,959

Shares outstanding[c]	7,200,000	8,920,000	450,000	24,400,000

Net asset value per share	$18.43	$12.54	$26.00	$33.65

[a]	Securities on loan with values of $20,174,804, $—, $— and $11,428,242, respectively. See Note 5.
[b]	Cost of foreign currencies: $21,841, $118,495, $2,256 and $868,031, respectively.
[c]	$0.001 par value, number of shares authorized: 100 million, 136.2 million, 200 million and 1 billion, respectively.

See notes to financial statements.

44	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

February 28, 2010

	iShares MSCI
	France Index Fund	Germany Index Fund	Italy Index Fund	Netherlands Investable Market Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$394,188,878	$1,018,496,316	$168,695,299	$143,043,330
Affiliated issuers (Note 2)	7,845,285	7,408,374	2,462,257	697,310

Total cost of investments	$402,034,163	$1,025,904,690	$171,157,556	$143,740,640

Investments in securities, at fair value
(including securities on loana) (Note 1):
Unaffiliated issuers	$292,560,815	$765,271,949	$109,604,824	$106,300,846
Affiliated issuers (Note 2)	7,845,285	7,408,374	2,462,257	697,310

Total fair value of investments	300,406,100	772,680,323	112,067,081	106,998,156
Foreign currencies, at value[b]	75,465	570,945	73,466	101,459
Receivables:
Investment securities sold	1,933,524	3,063,870	312	–
Dividends and interest	50,729	289,009	295	142,332

Total Assets	302,465,818	776,604,147	112,141,154	107,241,947

LIABILITIES
Payables:
Investment securities purchased	1,505,450	2,243,359	–	–
Collateral for securities on loan (Note 5)	7,830,279	7,364,225	2,393,827	590,570
Capital shares redeemed	–	86,219	–	–
Investment advisory fees (Note 2)	119,751	360,421	46,235	41,561

Total Liabilities	9,455,480	10,054,224	2,440,062	632,131

NET ASSETS	$293,010,338	$766,549,923	$109,701,092	$106,609,816

Net assets consist of:
Paid-in capital	$414,382,393	$1,122,789,949	$198,440,248	$183,794,026
Undistributed (distributions in excess of) net investment income (accumulated net investment loss)	(264,632)	(298,212)	(162,443)	64,635
Accumulated net realized loss	(19,480,436)	(102,692,238)	(29,486,241)	(40,505,829)
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(101,626,987)	(253,249,576)	(59,090,472)	(36,743,016)

NET ASSETS	$293,010,338	$766,549,923	$109,701,092	$106,609,816

Shares outstanding[c]	12,400,000	38,100,000	6,450,000	5,600,000

Net asset value per share	$23.63	$20.12	$17.01	$19.04

[a]	Securities on loan with values of $7,455,686, $7,001,848, $2,260,881 and $561,475, respectively. See Note 5.
[b]	Cost of foreign currencies: $74,784, $587,309, $73,466 and $101,459, respectively.
[c]	$0.001 par value, number of shares authorized: 340.2 million, 382.2 million, 63.6 million and 255 million, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	45

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

February 28, 2010

	iShares MSCI
	Spain Index Fund	Sweden Index Fund	Switzerland Index Fund	United Kingdom Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$352,987,256	$256,314,872	$340,561,319	$1,075,207,044
Affiliated issuers (Note 2)	16,441,874	2,376,768	350,827	810,826

Total cost of investments	$369,429,130	$258,691,640	$340,912,146	$1,076,017,870

Investments in securities, at fair value
(including securities on loana) (Note 1):
Unaffiliated issuers	$233,989,936	$199,909,686	$316,627,109	$888,604,045
Affiliated issuers (Note 2)	16,441,874	2,376,768	350,827	810,826

Total fair value of investments	250,431,810	202,286,454	316,977,936	889,414,871
Foreign currencies, at value[b]	392,902	172,764	267,193	1,397,095
Receivables:
Investment securities sold	–	6,992,995	–	384,998
Dividends and interest	92,014	–	2,507,553	4,779,417

Total Assets	250,916,726	209,452,213	319,752,682	895,976,381

LIABILITIES
Payables:
Investment securities purchased	–	6,698,541	–	694,959
Collateral for securities on loan (Note 5)	16,412,893	2,332,441	–	743,298
Investment advisory fees (Note 2)	97,833	80,683	128,396	366,733

Total Liabilities	16,510,726	9,111,665	128,396	1,804,990

NET ASSETS	$234,406,000	$200,340,548	$319,624,286	$894,171,391

Net assets consist of:
Paid-in capital	$380,823,297	$284,112,921	$380,709,527	$1,187,056,209
Undistributed net investment income (accumulated net investment loss)	1,157,953	(641,627)	(902,848)	4,642,667
Accumulated net realized loss	(28,573,481)	(26,728,488)	(36,239,972)	(110,752,906)
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(119,001,769)	(56,402,258)	(23,942,421)	(186,774,579)

NET ASSETS	$234,406,000	$200,340,548	$319,624,286	$894,171,391

Shares outstanding[c]	5,775,000	8,400,000	14,625,000	58,600,000

Net asset value per share	$40.59	$23.85	$21.85	$15.26

[a]	Securities on loan with values of $15,590,749, $2,217,978, $— and $700,896, respectively. See Note 5.
[b]	Cost of foreign currencies: $392,902, $169,836, $267,194 and $1,433,071, respectively.
[c]	$0.001 par value, number of shares authorized: 127.8 million, 63.6 million, 318.625 million and 934.2 million, respectively.

See notes to financial statements.

46	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES®, INC.

Six months ended February 28, 2010

	iShares MSCI
	Austria Investable Market Index Fund	Belgium Investable Market Index Fund	Emerging Markets Eastern Europe Index Fund[a]	EMU Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[b]	$1,330,156	$171,693	$1,538	$5,862,521
Interest from affiliated issuers (Note 2)	54	16	1	153
Securities lending income from affiliated issuers (Note 2)	294,129	2,595	–	71,122

Total investment income	1,624,339	174,304	1,539	5,933,796

EXPENSES
Investment advisory fees (Note 2)	509,589	197,207	23,136	2,399,384

Total expenses	509,589	197,207	23,136	2,399,384

Net investment income (loss)	1,114,750	(22,903)	(21,597)	3,534,412

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(11,905,146)	(1,030,894)	(1,416)	(14,271,500)
In-kind redemptions	13,180,985	6,028,230	–	19,793,946
Foreign currency transactions	(17,626)	(14,781)	58	(61,754)

Net realized gain (loss)	1,258,213	4,982,555	(1,358)	5,460,692

Net change in unrealized appreciation (depreciation) on:
Investments	(11,169,638)	786,912	(61,456)	(59,761,892)
Translation of assets and liabilities in foreign currencies	(53,602)	(45,735)	(6)	(88,791)

Net change in unrealized appreciation (depreciation)	(11,223,240)	741,177	(61,462)	(59,850,683)

Net realized and unrealized gain (loss)	(9,965,027)	5,723,732	(62,820)	(54,389,991)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(8,850,277)	$5,700,829	$(84,417)	$(50,855,579)

[a]	For the period from September 30, 2009 (commencement of operations) to February 28, 2010.
[b]	Net of foreign withholding tax of $40,153, $26,344, $271 and $880,322, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	47

Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended February 28, 2010

	iShares MSCI
	France Index Fund	Germany Index Fund	Italy Index Fund	Netherlands Investable Market Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$1,585,913	$2,127,760	$1,271,899	$371,503
Interest from affiliated issuers (Note 2)	51	129	26	21
Securities lending income from affiliated issuers (Note 2)	8,525	112,438	1,824	4,924

Total investment income	1,594,489	2,240,327	1,273,749	376,448

EXPENSES
Investment advisory fees (Note 2)	816,196	2,390,410	375,541	247,574

Total expenses	816,196	2,390,410	375,541	247,574

Net investment income (loss)	778,293	(150,083)	898,208	128,874

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(6,123,754)	(15,637,372)	(4,133,811)	(3,206,118)
In-kind redemptions	8,701,849	36,005,847	7,333,947	1,353,670
Foreign currency transactions	3,931	97,488	(6,800)	(114,883)

Net realized gain (loss)	2,582,026	20,465,963	3,193,336	(1,967,331)

Net change in unrealized appreciation (depreciation) on:
Investments	(16,089,341)	(72,480,324)	(14,680,450)	4,720,123
Translation of assets and liabilities in foreign currencies	108	(144,565)	(192)	(1,373)

Net change in unrealized appreciation (depreciation)	(16,089,233)	(72,624,889)	(14,680,642)	4,718,750

Net realized and unrealized gain (loss)	(13,507,207)	(52,158,926)	(11,487,306)	2,751,419

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(12,728,914)	$(52,309,009)	$(10,589,098)	$2,880,293

[a]	Net of foreign withholding tax of $270,894, $375,482, $219,818 and $65,559, respectively.

See notes to financial statements.

48	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended February 28, 2010

	iShares MSCI
	Spain Index Fund	Sweden Index Fund	Switzerland Index Fund	United Kingdom Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$5,614,321	$60,352	$58,561	$12,908,048
Dividends from affiliated issuers (Note 2)	–	–	–	77,129
Interest from affiliated issuers (Note 2)	73	24	96	132
Securities lending income from affiliated issuers (Note 2)	151,518	11,963	37	2,593

Total investment income	5,765,912	72,339	58,694	12,987,902

EXPENSES
Investment advisory fees (Note 2)	792,119	539,512	788,604	2,351,866

Total expenses	792,119	539,512	788,604	2,351,866

Net investment income (loss)	4,973,793	(467,173)	(729,910)	10,636,036

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(6,165,683)	(4,934,488)	(1,828,747)	(16,329,797)
Investments in affiliated issuers (Note 2)	–	–	–	1,499,143
In-kind redemptions	8,471,174	6,584,661	4,380,757	28,182,715
Foreign currency transactions	(31,682)	(4,042)	5,461	(444,602)

Net realized gain	2,273,809	1,646,131	2,557,471	12,907,459

Net change in unrealized appreciation (depreciation) on:
Investments	(40,603,036)	4,158,898	13,089,568	(3,883,619)
Translation of assets and liabilities in foreign currencies	(3,634)	537	(41,493)	(93,723)

Net change in unrealized appreciation (depreciation)	(40,606,670)	4,159,435	13,048,075	(3,977,342)

Net realized and unrealized gain (loss)	(38,332,861)	5,805,566	15,605,546	8,930,117

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(33,359,068)	$5,338,393	$14,875,636	$19,566,153

[a]	Net of foreign withholding tax of $790,994, $10,651, $38,947 and $188,828, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Changes in Net Assets

iSHARES®, INC

	iShares MSCI Austria Investable Market Index Fund		iShares MSCI Belgium Investable Market Index Fund
	Six months ended February 28, 2010 (Unaudited)	Year ended August 31, 2009	Six months ended February 28, 2010 (Unaudited)	Year ended August 31, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$1,114,750	$3,099,628	$(22,903)	$1,365,882
Net realized gain (loss)	1,258,213	(87,858,013)	4,982,555	(47,188,282)
Net change in unrealized appreciation (depreciation)	(11,223,240)	5,402,819	741,177	7,864,840

Net increase (decrease) in net assets resulting from operations	(8,850,277)	(79,355,566)	5,700,829	(37,957,560)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,769,107)	(4,361,827)	(212,415)	(1,992,257)

Total distributions to shareholders	(4,769,107)	(4,361,827)	(212,415)	(1,992,257)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	91,402,718	153,297,660	89,857,541	71,837,760
Cost of shares redeemed	(104,748,669)	(103,516,511)	(36,552,450)	(98,800,329)

Net increase (decrease) in net assets from capital share transactions	(13,345,951)	49,781,149	53,305,091	(26,962,569)

INCREASE (DECREASE) IN NET ASSETS	(26,965,335)	(33,936,244)	58,793,505	(66,912,386)

NET ASSETS
Beginning of period	159,665,927	193,602,171	53,042,247	119,954,633

End of period	$132,700,592	$159,665,927	$111,835,752	$53,042,247

Undistributed (distributions in excess of) net investment income (accumulated net investment loss) included in net assets at end of period	$(2,347,932)	$1,306,425	$(111,162)	$124,156

SHARES ISSUED AND REDEEMED
Shares sold	4,300,000	8,000,000	7,280,000	7,480,000
Shares redeemed	(5,000,000)	(6,600,000)	(2,760,000)	(9,880,000)

Net increase (decrease) in shares outstanding	(700,000)	1,400,000	4,520,000	(2,400,000)

See notes to financial statements.

50	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Emerging Markets Eastern Europe Index Fund	iShares MSCI EMU Index Fund
	Period from September 30, 2009[a] to February 28, 2010 (Unaudited)	Six months ended February 28, 2010 (Unaudited)	Year ended August 31, 2009
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$(21,597)	$3,534,412	$21,630,080
Net realized gain (loss)	(1,358)	5,460,692	(230,656,541)
Net change in unrealized appreciation (depreciation)	(61,462)	(59,850,683)	(85,463,372)

Net decrease in net assets resulting from operations	(84,417)	(50,855,579)	(294,489,833)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	–	(7,555,560)	(28,747,455)

Total distributions to shareholders	–	(7,555,560)	(28,747,455)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	11,783,734	266,366,944	245,678,933
Cost of shares redeemed	–	(128,279,736)	(472,979,784)

Net increase (decrease) in net assets from capital share transactions	11,783,734	138,087,208	(227,300,851)

INCREASE (DECREASE) IN NET ASSETS	11,699,317	79,676,069	(550,538,139)

NET ASSETS
Beginning of period	–	741,269,890	1,291,808,029

End of period	$11,699,317	$820,945,959	$741,269,890

Undistributed (distributions in excess of) net investment income (accumulated net investment loss) included in net assets at end of period	$(21,597)	$(867,387)	$3,153,761

SHARES ISSUED AND REDEEMED
Shares sold	450,000	7,000,000	8,100,000
Shares redeemed	–	(3,400,000)	(15,400,000)

Net increase (decrease) in shares outstanding	450,000	3,600,000	(7,300,000)

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI France Index Fund		iShares MSCI Germany Index Fund
	Six months ended February 28, 2010 (Unaudited)	Year ended August 31, 2009	Six months ended February 28, 2010 (Unaudited)	Year ended August 31, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$778,293	$5,159,611	$(150,083)	$13,569,608
Net realized gain (loss)	2,582,026	(62,251,944)	20,465,963	(135,012,966)
Net change in unrealized appreciation (depreciation)	(16,089,233)	(18,839,973)	(72,624,889)	(22,143,511)

Net decrease in net assets resulting from operations	(12,728,914)	(75,932,306)	(52,309,009)	(143,586,869)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,602,485)	(6,641,215)	(636,125)	(14,693,409)

Total distributions to shareholders	(1,602,485)	(6,641,215)	(636,125)	(14,693,409)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	197,105,175	138,974,524	503,251,193	443,092,148
Cost of shares redeemed	(74,274,830)	(99,092,138)	(303,393,883)	(334,626,102)

Net increase in net assets from capital share transactions	122,830,345	39,882,386	199,857,310	108,466,046

INCREASE (DECREASE) IN NET ASSETS	108,498,946	(42,691,135)	146,912,176	(49,814,232)

NET ASSETS
Beginning of period	184,511,392	227,202,527	619,637,747	669,451,979

End of period	$293,010,338	$184,511,392	$766,549,923	$619,637,747

Undistributed (distributions in excess of) net investment income (accumulated net investment loss) included in net assets at end of period	$(264,632)	$559,560	$(298,212)	$487,996

SHARES ISSUED AND REDEEMED
Shares sold	7,800,000	5,600,000	22,800,000	23,400,000
Shares redeemed	(3,000,000)	(5,400,000)	(14,400,000)	(18,000,000)

Net increase in shares outstanding	4,800,000	200,000	8,400,000	5,400,000

See notes to financial statements.

52	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Italy Index Fund		iShares MSCI Netherlands Investable Market Index Fund
	Six months ended February 28, 2010 (Unaudited)	Year ended August 31, 2009	Six months ended February 28, 2010 (Unaudited)	Year ended August 31, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$898,208	$2,932,100	$128,874	$2,396,987
Net realized gain (loss)	3,193,336	(71,721,832)	(1,967,331)	(62,756,045)
Net change in unrealized appreciation (depreciation)	(14,680,642)	17,636,967	4,718,750	(4,703,274)

Net increase (decrease) in net assets resulting from operations	(10,589,098)	(51,152,765)	2,880,293	(65,062,332)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,542,082)	(3,732,985)	(495,560)	(4,230,257)

Total distributions to shareholders	(1,542,082)	(3,732,985)	(495,560)	(4,230,257)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	31,857,655	100,094,796	35,836,582	43,167,203
Cost of shares redeemed	(35,741,308)	(163,647,572)	(14,962,642)	(100,176,018)

Net increase (decrease) in net assets from capital share transactions	(3,883,653)	(63,552,776)	20,873,940	(57,008,815)

INCREASE (DECREASE) IN NET ASSETS	(16,014,833)	(118,438,526)	23,258,673	(126,301,404)

NET ASSETS
Beginning of period	125,715,925	244,154,451	83,351,143	209,652,547

End of period	$109,701,092	$125,715,925	$106,609,816	$83,351,143

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(162,443)	$481,431	$64,635	$431,321

SHARES ISSUED AND REDEEMED
Shares sold	1,650,000	5,850,000	1,850,000	2,350,000
Shares redeemed	(1,800,000)	(9,000,000)	(750,000)	(6,450,000)

Net increase (decrease) in shares outstanding	(150,000)	(3,150,000)	1,100,000	(4,100,000)

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Changes in Net Assets (Continued)

iSHARES®, INC

	iShares MSCI Spain Index Fund		iShares MSCI Sweden Index Fund
	Six months ended February 28, 2010 (Unaudited)	Year ended August 31, 2009	Six months ended February 28, 2010 (Unaudited)	Year ended August 31, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$4,973,793	$10,459,303	$(467,173)	$3,182,626
Net realized gain (loss)	2,273,809	(75,719,084)	1,646,131	(52,284,424)
Net change in unrealized appreciation (depreciation)	(40,606,670)	22,806,027	4,159,435	18,464,900

Net increase (decrease) in net assets resulting from operations	(33,359,068)	(42,453,754)	5,338,393	(30,636,898)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(7,332,172)	(13,662,798)	(473,737)	(3,282,327)

Total distributions to shareholders	(7,332,172)	(13,662,798)	(473,737)	(3,282,327)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	39,820,657	168,127,511	64,246,465	119,540,017
Cost of shares redeemed	(43,457,850)	(154,625,074)	(59,103,304)	(122,941,857)

Net increase (decrease) in net assets from capital share transactions	(3,637,193)	13,502,437	5,143,161	(3,401,840)

INCREASE (DECREASE) IN NET ASSETS	(44,328,433)	(42,614,115)	10,007,817	(37,321,065)

NET ASSETS
Beginning of period	278,734,433	321,348,548	190,332,731	227,653,796

End of period	$234,406,000	$278,734,433	$200,340,548	$190,332,731

Undistributed net investment income (accumulated net investment loss) included in net assets at end of period	$1,157,953	$3,516,332	$(641,627)	$299,283

SHARES ISSUED AND REDEEMED
Shares sold	825,000	4,200,000	2,625,000	6,675,000
Shares redeemed	(900,000)	(4,725,000)	(2,550,000)	(7,650,000)

Net increase (decrease) in shares outstanding	(75,000)	(525,000)	75,000	(975,000)

See notes to financial statements.

54	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC

	iShares MSCI Switzerland Index Fund		iShares MSCI United Kingdom Index Fund
	Six months ended February 28, 2010 (Unaudited)	Year ended August 31, 2009	Six months ended February 28, 2010 (Unaudited)	Year ended August 31, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$(729,910)	$3,684,012	$10,636,036	$22,176,317
Net realized gain (loss)	2,557,471	(66,136,127)	12,907,459	(108,752,296)
Net change in unrealized appreciation (depreciation)	13,048,075	(2,696,547)	(3,977,342)	(66,350,023)

Net increase (decrease) in net assets resulting from operations	14,875,636	(65,148,662)	19,566,153	(152,926,002)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(546,711)	(4,322,291)	(10,720,979)	(25,389,028)

Total distributions to shareholders	(546,711)	(4,322,291)	(10,720,979)	(25,389,028)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	52,466,711	105,041,546	219,193,251	148,897,281
Cost of shares redeemed	(19,026,290)	(130,240,566)	(72,991,395)	(113,959,957)

Net increase (decrease) in net assets from capital share transactions	33,440,421	(25,199,020)	146,201,856	34,937,324

INCREASE (DECREASE) IN NET ASSETS	47,769,346	(94,669,973)	155,047,030	(143,377,706)

NET ASSETS
Beginning of period	271,854,940	366,524,913	739,124,361	882,502,067

End of period	$319,624,286	$271,854,940	$894,171,391	$739,124,361

Undistributed net investment income (accumulated net investment loss) included in net assets at end of period	$(902,848)	$373,773	$4,642,667	$4,727,610

SHARES ISSUED AND REDEEMED
Shares sold	2,375,000	5,125,000	14,000,000	12,400,000
Shares redeemed	(875,000)	(7,875,000)	(4,600,000)	(8,800,000)

Net increase (decrease) in shares outstanding	1,500,000	(2,750,000)	9,400,000	3,600,000

See notes to financial statements.

FINANCIAL STATEMENTS	55

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Austria Investable Market Index Fund
	Six months ended Feb. 28, 2010 (Unaudited)	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008	Year ended Aug. 31, 2007	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005

Net asset value, beginning of period	$20.21	$29.78	$37.28	$31.08	$26.62	$17.04

Income from investment operations:
Net investment income[a]	0.12	0.51	0.56	0.51	0.44	0.29
Net realized and unrealized gain (loss)	(1.31)	(9.36)	(6.98)	6.42	4.31	9.38

Total from investment operations	(1.19)	(8.85)	(6.42)	6.93	4.75	9.67

Less distributions from:
Net investment income	(0.59)	(0.72)	(1.08)	(0.73)	(0.29)	(0.09)

Total distributions	(0.59)	(0.72)	(1.08)	(0.73)	(0.29)	(0.09)

Net asset value, end of period	$18.43	$20.21	$29.78	$37.28	$31.08	$26.62

Total return	(6.04)%[b]	(28.52)%	(17.64)%	22.35%	18.00%	56.82%

Ratios/Supplemental data:
Net assets, end of period (000s)	$132,701	$159,666	$193,602	$473,514	$391,637	$196,952
Ratio of expenses to average net assets[c]	0.54%	0.55%	0.52%	0.51%	0.54%	0.57%
Ratio of net investment income to average net assets[c]	1.17%	3.25%	1.57%	1.36%	1.48%	1.26%
Portfolio turnover rates[d]	5%	26%	26%	21%	32%	21%

[a]	Based on average shares outstanding throughout each period.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

56	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Belgium Investable Market Index Fund
	Six months ended Feb. 28, 2010 (Unaudited)	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008	Year ended Aug. 31, 2007	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005

Net asset value, beginning of period	$12.06	$17.64	$25.89	$22.83	$18.94	$14.77

Income from investment operations:
Net investment income (loss)[a]	(0.00)[b]	0.22	0.78	0.76	0.75	0.71
Net realized and unrealized gain (loss)	0.52	(5.46)	(7.27)	2.74	3.95	3.75

Total from investment operations	0.52	(5.24)	(6.49)	3.50	4.70	4.46

Less distributions from:
Net investment income	(0.04)	(0.34)	(1.76)	(0.44)	(0.81)	(0.29)

Total distributions	(0.04)	(0.34)	(1.76)	(0.44)	(0.81)	(0.29)

Net asset value, end of period	$12.54	$12.06	$17.64	$25.89	$22.83	$18.94

Total return	4.43%[c]	(29.15)%	(26.21)%	15.36%	25.66%	30.22%

Ratios/Supplemental data:
Net assets, end of period (000s)	$111,836	$53,042	$119,955	$303,483	$152,484	$46,960
Ratio of expenses to average net assets[d]	0.54%	0.56%	0.52%	0.51%	0.54%	0.57%
Ratio of net investment income (loss) to average net assets[d]	(0.06)%	2.23%	3.32%	2.90%	3.60%	3.89%
Portfolio turnover rate[e]	6%	33%	31%	12%	10%	10%

[a]	Based on average shares outstanding throughout each period.
[b]	Rounds to less than $0.01.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	57

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout period)

iShares MSCI Emerging Markets Eastern Europe Index Fund
Period from Sep. 30, 2009[a] to Feb. 28, 2010 (Unaudited)
Net asset value, beginning of period	$24.65

Income from investment operations:
Net investment loss[b]	(0.07)
Net realized and unrealized gain	1.42

Total from investment operations	1.35

Net asset value, end of period	$26.00

Total return	5.48%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$11,699
Ratio of expenses to average net assets[d]	0.69%
Ratio of net investment loss to average net assets[d]	(0.64)%
Portfolio turnover rate[e]	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing captial share transactions in Creation Units.

See notes to financial statements.

58	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI EMU Index Fund
	Six months ended Feb. 28, 2010 (Unaudited)	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008[a]	Year ended Aug. 31, 2007[a]	Year ended Aug. 31, 2006[a]	Year ended Aug. 31, 2005[a]

Net asset value, beginning of period	$35.64	$45.97	$57.15	$46.14	$37.49	$29.69

Income from investment operations:
Net investment income[b]	0.15	0.93	1.71	1.40	1.37	0.88
Net realized and unrealized gain (loss)	(1.84)	(9.97)	(9.59)	10.54	7.94	7.57

Total from investment operations	(1.69)	(9.04)	(7.88)	11.94	9.31	8.45

Less distributions from:
Net investment income	(0.30)	(1.29)	(3.30)	(0.93)	(0.66)	(0.65)

Total distributions	(0.30)	(1.29)	(3.30)	(0.93)	(0.66)	(0.65)

Net asset value, end of period	$33.65	$35.64	$45.97	$57.15	$46.14	$37.49

Total return	(4.83)%[c]	(19.05)%	(14.52)%	26.10%	25.18%	28.54%

Ratios/Supplemental data:
Net assets, end of period (000s)	$820,946	$741,270	$1,291,808	$2,971,565	$1,794,921	$547,284
Ratio of expenses to average net assets[d]	0.54%	0.56%	0.52%	0.51%	0.54%	0.58%
Ratio of expenses to average net assets exclusive of foreign taxes	n/a	0.56%	n/a	n/a	n/a	0.57%
Ratio of net investment income to average net assets[d]	0.79%	3.07%	3.06%	2.60%	3.23%	2.50%
Portfolio turnover rate[e]	2%	8%	27%	5%	8%	8%

[a]	Per share amounts were adjusted to reflect a two-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout each period.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	59

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI France Index Fund
	Six months ended Feb. 28, 2010 (Unaudited)	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008	Year ended Aug. 31, 2007	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005

Net asset value, beginning of period	$24.28	$30.70	$36.53	$31.16	$25.41	$20.40

Income from investment operations:
Net investment income[a]	0.06	0.66	0.93	0.77	0.55	0.47
Net realized and unrealized gain (loss)	(0.59)	(6.13)	(5.17)	5.06	5.52	4.84

Total from investment operations	(0.53)	(5.47)	(4.24)	5.83	6.07	5.31

Less distributions from:
Net investment income	(0.12)	(0.95)	(1.59)	(0.46)	(0.32)	(0.30)

Total distributions	(0.12)	(0.95)	(1.59)	(0.46)	(0.32)	(0.30)

Net asset value, end of period	$23.63	$24.28	$30.70	$36.53	$31.16	$25.41

Total return	(2.22)%[b]	(17.11)%	(11.96)%	18.83%	24.13%	26.13%

Ratios/Supplemental data:
Net assets, end of period (000s)	$293,010	$184,511	$227,203	$445,696	$211,886	$81,326
Ratio of expenses to average net assets[c]	0.54%	0.55%	0.52%	0.51%	0.54%	0.57%
Ratio of net investment income to average net assets[c]	0.51%	3.18%	2.60%	2.17%	1.95%	1.98%
Portfolio turnover rate[d]	3%	6%	10%	6%	10%	7%

[a]	Based on average shares outstanding throughout each period.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

60	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Germany Index Fund
	Six months ended Feb. 28, 2010 (Unaudited)	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008	Year ended Aug. 31, 2007	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005

Net asset value, beginning of period	$20.86	$27.55	$32.18	$23.68	$19.08	$14.96

Income from investment operations:
Net investment income (loss)[a]	(0.00)[b]	0.58	0.88	0.68	0.57	0.28
Net realized and unrealized gain (loss)	(0.73)	(6.65)	(3.84)	8.33	4.15	4.03

Total from investment operations	(0.73)	(6.07)	(2.96)	9.01	4.72	4.31

Less distributions from:
Net investment income	(0.01)	(0.62)	(1.67)	(0.51)	(0.12)	(0.19)

Total distributions	(0.01)	(0.62)	(1.67)	(0.51)	(0.12)	(0.19)

Net asset value, end of period	$20.12	$20.86	$27.55	$32.18	$23.68	$19.08

Total return	(3.49)%[c]	(21.62)%	(9.81)%	38.47%	24.82%	28.89%

Ratios/Supplemental data:
Net assets, end of period (000s)	$766,550	$619,638	$669,452	$1,641,245	$802,795	$314,793
Ratio of expenses to average net assets[d]	0.54%	0.55%	0.52%	0.51%	0.54%	0.57%
Ratio of net investment income (loss) to average net assets[d]	(0.03)%	3.18%	2.72%	2.32%	2.62%	1.54%
Portfolio turnover rate[e]	2%	15%	11%	4%	12%	9%

[a]	Based on average shares outstanding throughout each period.
[b]	Rounds to less than $0.01.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	61

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Italy Index Fund
	Six months ended Feb. 28, 2010 (Unaudited)	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008	Year ended Aug. 31, 2007	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005

Net asset value, beginning of period	$19.05	$25.04	$33.82	$30.48	$25.77	$20.21

Income from investment operations:
Net investment income[a]	0.12	0.47	1.53	1.35	1.07	0.78
Net realized and unrealized gain (loss)	(1.94)	(5.82)	(7.71)	2.66	4.15	5.42

Total from investment operations	(1.82)	(5.35)	(6.18)	4.01	5.22	6.20

Less distributions from:
Net investment income	(0.22)	(0.64)	(2.60)	(0.67)	(0.51)	(0.64)

Total distributions	(0.22)	(0.64)	(2.60)	(0.67)	(0.51)	(0.64)

Net asset value, end of period	$17.01	$19.05	$25.04	$33.82	$30.48	$25.77

Total return	(9.70)%[b]	(20.78)%	(19.43)%	13.20%	20.61%	30.74%

Ratios/Supplemental data:
Net assets, end of period (000s)	$109,701	$125,716	$244,154	$172,495	$146,324	$42,526
Ratio of expenses to average net assets[c]	0.54%	0.59%	0.52%	0.52%	0.54%	0.57%
Ratio of expenses to average net assets exclusive of foreign taxes	n/a	0.55%	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets[c]	1.28%	2.85%	5.06%	4.02%	3.87%	3.18%
Portfolio turnover rate[d]	4%	18%	29%	16%	15%	18%

[a]	Based on average shares outstanding throughout each period.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

62	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Netherlands Investable Market Index Fund
	Six months ended Feb. 28, 2010 (Unaudited)	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008	Year ended Aug. 31, 2007	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005

Net asset value, beginning of period	$18.52	$24.38	$29.75	$24.17	$19.10	$15.70

Income from investment operations:
Net investment income[a]	0.03	0.35	1.10	0.98	0.60	0.57
Net realized and unrealized gain (loss)	0.61	(5.55)	(4.68)	5.05	4.95	3.09

Total from investment operations	0.64	(5.20)	(3.58)	6.03	5.55	3.66

Less distributions from:
Net investment income	(0.12)	(0.66)	(1.79)	(0.45)	(0.48)	(0.26)

Total distributions	(0.12)	(0.66)	(1.79)	(0.45)	(0.48)	(0.26)

Net asset value, end of period	$19.04	$18.52	$24.38	$29.75	$24.17	$19.10

Total return	3.39%[b]	(20.59)%	(12.67)%	25.22%	29.53%	23.40%

Ratios/Supplemental data:
Net assets, end of period (000s)	$106,610	$83,351	$209,653	$251,354	$109,991	$63,974
Ratio of expenses to average net assets[c]	0.54%	0.55%	0.52%	0.51%	0.54%	0.57%
Ratio of net investment income to average net assets[c]	0.28%	2.24%	3.86%	3.50%	2.78%	3.13%
Portfolio turnover rate[d]	6%	15%	26%	8%	17%	6%

[a]	Based on average shares outstanding throughout each period.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	63

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Spain Index Fund
	Six months ended Feb. 28, 2010 (Unaudited)	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008	Year ended Aug. 31, 2007	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005

Net asset value, beginning of period	$47.65	$50.41	$58.06	$44.81	$35.70	$27.55

Income from investment operations:
Net investment income[a]	0.81	1.75	1.98	1.30	1.07	0.79
Net realized and unrealized gain (loss)	(6.65)	(2.14)	(7.33)	12.33	8.78	7.97

Total from investment operations	(5.84)	(0.39)	(5.35)	13.63	9.85	8.76

Less distributions from:
Net investment income	(1.22)	(2.37)	(2.30)	(0.38)	(0.74)	(0.61)

Total distributions	(1.22)	(2.37)	(2.30)	(0.38)	(0.74)	(0.61)

Net asset value, end of period	$40.59	$47.65	$50.41	$58.06	$44.81	$35.70

Total return	(12.62)%[b]	0.64%	(9.76)%	30.47%	28.09%	31.85%

Ratios/Supplemental data:
Net assets, end of period (000s)	$234,406	$278,734	$321,349	$522,556	$178,130	$66,945
Ratio of expenses to average net assets[c]	0.54%	0.56%	0.52%	0.51%	0.54%	0.57%
Ratio of net investment income to average net assets[c]	3.37%	4.70%	3.28%	2.36%	2.67%	2.33%
Portfolio turnover rate[d]	5%	19%	22%	12%	6%	8%

[a]	Based on average shares outstanding throughout each period.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

64	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Sweden Index Fund
	Six months ended Feb. 28, 2010 (Unaudited)	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008	Year ended Aug. 31, 2007	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005

Net asset value, beginning of period	$22.86	$24.48	$34.57	$25.88	$21.58	$16.82

Income from investment operations:
Net investment income (loss)[a]	(0.05)	0.40	0.91	1.15	0.76	0.46
Net realized and unrealized gain (loss)	1.10	(1.56)	(8.63)	7.88	3.96	4.45

Total from investment operations	1.05	(1.16)	(7.72)	9.03	4.72	4.91

Less distributions from:
Net investment income	(0.06)	(0.46)	(2.37)	(0.34)	(0.42)	(0.15)

Total distributions	(0.06)	(0.46)	(2.37)	(0.34)	(0.42)	(0.15)

Net asset value, end of period	$23.85	$22.86	$24.48	$34.57	$25.88	$21.58

Total return	4.59%[b]	(4.04)%	(23.16)%	35.01%	22.16%	29.21%

Ratios/Supplemental data:
Net assets, end of period (000s)	$200,341	$190,333	$227,654	$573,026	$151,427	$61,513
Ratio of expenses to average net assets[c]	0.54%	0.55%	0.51%	0.51%	0.54%	0.58%
Ratio of expenses to average net assets exclusive of foreign taxes	n/a	n/a	n/a	n/a	n/a	0.57%
Ratio of net investment income (loss) to average net assets[c]	(0.46)%	2.34%	2.91%	3.42%	3.13%	2.28%
Portfolio turnover rate[d]	4%	9%	17%	7%	14%	6%

[a]	Based on average shares outstanding throughout each period.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	65

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Switzerland Index Fund
	Six months ended Feb. 28, 2010 (Unaudited)	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008	Year ended Aug. 31, 2007	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005

Net asset value, beginning of period	$20.71	$23.09	$25.78	$22.49	$17.63	$14.58

Income from investment operations:
Net investment income (loss)[a]	(0.05)	0.25	0.49	0.36	0.27	0.22
Net realized and unrealized gain (loss)	1.23	(2.30)	(2.51)	3.12	4.71	2.92

Total from investment operations	1.18	(2.05)	(2.02)	3.48	4.98	3.14

Less distributions from:
Net investment income	(0.04)	(0.33)	(0.67)	(0.19)	(0.12)	(0.09)

Total distributions	(0.04)	(0.33)	(0.67)	(0.19)	(0.12)	(0.09)

Net asset value, end of period	$21.85	$20.71	$23.09	$25.78	$22.49	$17.63

Total return	5.70%[b]	(8.63)%	(7.97)%	15.53%	28.36%	21.54%

Ratios/Supplemental data:
Net assets, end of period (000s)	$319,624	$271,855	$366,525	$318,998	$188,319	$79,324
Ratio of expenses to average net assets[c]	0.54%	0.56%	0.52%	0.51%	0.54%	0.57%
Ratio of net investment income (loss) to average net assets[c]	(0.50)%	1.42%	1.93%	1.42%	1.34%	1.34%
Portfolio turnover rate[d]	3%	16%	11%	5%	11%	5%

[a]	Based on average shares outstanding throughout each period.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

66	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI United Kingdom Index Fund
	Six months ended Feb. 28, 2010 (Unaudited)	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008	Year ended Aug. 31, 2007	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005

Net asset value, beginning of period	$15.02	$19.35	$24.73	$21.92	$18.74	$15.72

Income from investment operations:
Net investment income[a]	0.19	0.50	0.83	0.84	0.97	0.60
Net realized and unrealized gain (loss)	0.24	(4.26)	(4.89)	2.78	2.79	2.76

Total from investment operations	0.43	(3.76)	(4.06)	3.62	3.76	3.36

Less distributions from:
Net investment income	(0.19)	(0.57)	(1.32)	(0.81)	(0.58)	(0.34)

Total distributions	(0.19)	(0.57)	(1.32)	(0.81)	(0.58)	(0.34)

Net asset value, end of period	$15.26	$15.02	$19.35	$24.73	$21.92	$18.74

Total return	2.79%[b]	(18.68)%	(17.16)%	16.77%	20.61%	21.53%

Ratios/Supplemental data:
Net assets, end of period (000s)	$894,171	$739,124	$882,502	$1,127,738	$872,409	$464,850
Ratio of expenses to average net assets[c]	0.54%	0.55%	0.52%	0.51%	0.54%	0.57%
Ratio of net investment income to average net assets[c]	2.43%	3.90%	3.64%	3.51%	4.81%	3.39%
Portfolio turnover rate[d]	3%	11%	14%	8%	10%	11%

[a]	Based on average shares outstanding throughout each period.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	67

Notes to Financial Statements (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

These financial statements relate only to the iShares MSCI Austria Investable Market, iShares MSCI Belgium Investable Market, iShares MSCI Emerging Markets Eastern Europe, iShares MSCI EMU, iShares MSCI France, iShares MSCI Germany, iShares MSCI Italy, iShares MSCI Netherlands Investable Market, iShares MSCI Spain, iShares MSCI Sweden, iShares MSCI Switzerland and iShares MSCI United Kingdom Index Funds (each, a “Fund,” collectively, the “Funds”). The iShares MSCI Emerging Markets Eastern Europe Index Fund commenced operations on September 30, 2009.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded equity securities in the aggregate in a particular market, as measured by that market’s equity securities index compiled by MSCI Inc. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Each Fund invests in the securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Directors of the Company (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

68	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”);

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

NOTES TO FINANCIAL STATEMENTS	69

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar investments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

As of February 28, 2010, the values of each Fund’s investments were classified as Level 1 Prices. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, capital gains on investments or currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are disclosed in their Statements of Operations. Foreign taxes payable as of February 28, 2010, if any, are reflected in the Funds’ Statements of Assets and Liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

70	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended February 28, 2010.

The Funds had tax basis net capital loss carryforwards as of August 31, 2009, the tax year-end of the Funds, as follows:

iShares MSCI Index Fund	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Total
Austria Investable
Market	$1,291,324	$370,948	$855,364	$–	$–	$9,795,917	$2,587,916	$7,102,366	$22,003,835
Belgium Investable
Market	1,677,678	117,767	175,781	33,969	–	–	1,698,444	5,953,120	9,656,759
EMU	–	–	659,648	1,873,963	–	–	–	26,644,200	29,177,811
France	2,436,748	236,944	2,400,550	–	–	158,472	335,795	3,408,374	8,976,883
Germany	8,697,227	5,469,732	8,656,712	2,241,687	–	4,227,713	3,394,735	27,790,050	60,477,856
Italy	2,648,775	848,408	541,980	527,327	–	–	472,268	2,743,650	7,782,408
Netherlands
Investable Market	3,222,792	1,497,810	2,481,175	129,137	403,525	260,715	1,195,162	5,819,153	15,009,469
Spain	–	–	995,671	–	–	–	–	5,946,927	6,942,598
Sweden	713,472	1,577,551	1,149,514	–	107,613	–	100,015	13,686,746	17,334,911
Switzerland	1,970,979	1,018,305	2,149,171	354,252	–	–	–	2,837,786	8,330,493
United Kingdom	856,798	6,448,554	4,272,059	1,517,783	7,063,063	–	261,754	16,140,312	36,560,323

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

Each Fund reclassifies at the end of its tax year certain amounts to paid-in-capital from accumulated net realized gain (loss) on investments and foreign currency transactions and accumulated net investment income (loss), respectively, as a result of permanent book and tax differences primarily attributed to net investment loss, return of capital, passive foreign investment companies, realized foreign currency gains and losses and gains and losses on in-kind redemptions. These reclassifications have no effect on net assets or net asset values per share.

NOTES TO FINANCIAL STATEMENTS	71

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

As of February 28, 2010, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares MSCI Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Austria Investable Market	$232,447,235	$–	$(79,146,242)	$(79,146,242)
Belgium Investable Market	153,799,609	3,404,867	(46,183,250)	(42,778,383)
Emerging Markets Eastern Europe	11,764,009	374,659	(441,195)	(66,536)
EMU	1,223,606,325	–	(392,280,799)	(392,280,799)
France	408,819,035	–	(108,412,935)	(108,412,935)
Germany	1,034,175,553	–	(261,495,230)	(261,495,230)
Italy	178,460,877	–	(66,393,796)	(66,393,796)
Netherlands Investable Market	146,694,518	–	(39,696,362)	(39,696,362)
Spain	375,543,380	–	(125,111,570)	(125,111,570)
Sweden	260,397,705	–	(58,111,251)	(58,111,251)
Switzerland	348,294,731	2,639,132	(33,955,927)	(31,316,795)
United Kingdom	1,135,968,221	–	(246,553,350)	(246,553,350)

Management has reviewed the tax positions as of February 28, 2010, inclusive of the prior three open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

On December 1, 2009, Barclays PLC (“Barclays”) completed the sale of its interest in BlackRock Institutional Trust Company, N.A. (“BTC”), formerly known as Barclays Global Investors, N.A., and certain affiliated companies to BlackRock, Inc. (“BlackRock”, and such sale, the “Transaction”). BTC is a wholly-owned subsidiary of BlackRock.

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

Under the 1940 Act, upon completion of the Transaction on December 1, 2009, each Fund’s investment advisory agreement with BlackRock Fund Advisors (“BFA”), formerly known as Barclays Global Fund Advisors, was automatically terminated. The Board and shareholders of the Funds approved a new investment advisory agreement with BFA. The investment advisory fee rates and expense arrangements for the Funds remained the same after the Transaction.

Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for all expenses (“Covered Expenses”) of the Company, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

72	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

For its investment advisory services to the Funds, except for the iShares MSCI Emerging Markets Eastern Europe Index Fund, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Funds and certain other iShares Funds as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.59%	First $7 billion
0.54	Over $7 billion, up to and including $11 billion
0.49	Over $11 billion, up to and including $24 billion
0.44	Over $24 billion, up to and including $48 billion
0.40	Over $48 billion

For its investment advisory services to the iShares MSCI Emerging Markets Eastern Europe Index Fund, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares Funds as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.75%	First $14 billion
0.68	Over $14 billion, up to and including $28 billion
0.61	Over $28 billion

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BTC to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA, the Funds’ investment adviser. As securities lending agent, BTC receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended February 28, 2010, BTC earned securities lending agent fees as follows:

iShares MSCI Index Fund	Securities Lending Agent Fees	iShares MSCI Index Fund	Securities Lending Agent Fees
Austria Investable Market	$187,176	Netherlands Investable Market	$2,824
Belgium Investable Market	2,208	Spain	128,046
EMU	57,847	Sweden	11,698
France	5,963	Switzerland	36
Germany	81,005	United Kingdom	1,663
Italy	1,341

Cross trades for the six months ended February 28, 2010, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in interest from affiliated issuers in the Statements of Operations.

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

Investments in issuers considered to be an affiliate of the iShares MSCI United Kingdom Index Fund (excluding short-term investments) during the period September 1, 2009 to November 30, 2009, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend Income	Net Realized Gain
Barclays PLC	4,025	1,003	313	4,715	$22,623,237	$77,129	$1,499,143

Certain directors and officers of the Company are also officers of BTC and/or BFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 28, 2010 were as follows:

iShares MSCI Index Fund	Purchases	Sales
Austria Investable Market	$9,147,215	$12,861,402
Belgium Investable Market	8,125,120	4,417,521
Emerging Markets Eastern Europe	779,906	154,550
EMU	18,122,884	21,824,882
France	9,625,872	9,796,922
Germany	21,353,074	21,007,790
Italy	5,986,349	8,421,107
Netherlands Investable Market	5,598,668	6,413,641
Spain	13,307,554	16,269,243
Sweden	8,461,191	9,774,842
Switzerland	9,404,412	9,841,170
United Kingdom	33,749,915	29,441,553

74	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

In-kind transactions (see Note 4) for the six months ended February 28, 2010 were as follows:

iShares MSCI Index Fund	In-kind Purchases	In-kind Sales
Austria Investable Market	$90,617,263	$103,743,532
Belgium Investable Market	84,618,152	35,246,861
Emerging Markets Eastern Europe	11,124,448	–
EMU	264,033,163	126,024,140
France	196,494,114	74,219,095
Germany	502,127,765	302,457,141
Italy	30,716,103	32,713,725
Netherlands Investable Market	35,727,439	14,573,233
Spain	39,463,477	43,346,278
Sweden	64,188,696	58,766,928
Switzerland	51,142,094	18,552,247
United Kingdom	214,056,566	72,542,461

4. CAPITAL SHARE TRANSACTIONS

The Company issues and redeems capital shares of each Fund only in aggregations of a specified number of shares (each, a “Creation Unit”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the corresponding MSCI Index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BFA; such reinvestments are subject to investment risk.

As of February 28, 2010, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The market value of the securities on loan as of February 28, 2010 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BTC as securities lending agent.

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

6. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

76	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Meeting Results (Unaudited)

iSHARES®, INC.

Two separate special meetings of shareholders of iShares, Inc. were held on November 4, 2009. The shareholder meetings for the iShares MSCI EMU, iShares MSCI Germany and iShares MSCI United Kingdom Index Funds were adjourned until November 19, 2009. The shareholder meetings for the iShares MSCI EMU and iShares MSCI Germany Index Funds were subsequently adjourned until November 30, 2009 and on that date were further adjourned until December 22, 2009, at which time the shareholders approved the new advisory agreement. The proposals acted upon by shareholders at the special meetings and the results of the shareholder vote were as follows:

First Meeting

Shareholders of the Funds approved Proposals 1 and 2.

Proposal 1

To approve a new investment advisory agreement between the Company and Barclays Global Fund Advisors (“BGFA”), on behalf of each Fund, which took effect upon the consummation of the Barclays PLC binding agreement to sell its interest in BGFA and certain affiliated companies to BlackRock, Inc. (the “Transaction”).

iShares MSCI Index Fund	Votes For	Votes Against	Votes Abstaining	Broker Non-Votes*
Austria Investable Market	3,497,516	93,005	80,370	–
Belgium Investable Market	2,182,463	40,450	34,020	–
EMU	10,373,315	149,452	179,710	688,491
France	3,353,125	242,870	13,337	239,566
Germany	13,026,798	341,596	197,866	724,402
Italy	3,274,995	43,822	15,924	–
Netherlands Investable Market	1,867,181	32,246	76,547	236,317
Spain	3,514,487	43,597	48,613	–
Sweden	3,597,748	106,505	75,575	336,818
Switzerland	5,626,245	129,738	96,869	529,286
United Kingdom	22,567,350	690,495	78,297	1,539,301

Proposal 2

To approve a change in the classification of certain Funds’ investment objective from a fundamental investment policy to a non-fundamental investment policy.

iShares MSCI Index Fund	Votes For	Votes Against	Votes Abstaining	Broker Non-Votes*
EMU	9,540,710	578,282	583,485	688,491
France	3,307,631	283,906	17,795	239,566
Germany	12,707,049	656,577	202,634	724,402
Spain	3,480,067	69,077	57,553	–
Switzerland	5,316,048	288,586	248,218	529,286
United Kingdom	21,682,260	944,875	709,007	1,539,301

SHAREHOLDER MEETING RESULTS	77

Shareholder Meeting Results (Unaudited) (Continued)

iSHARES®, INC.

Second Meeting

This proposal was approved by the shareholders of the Company on November 4, 2009. All nominees who previously served as Directors of the Company were re-elected and the term of their election commenced immediately. Robert S. Kapito was newly elected as a Director to the Company and the term of his election took effect upon the consummation of the Transaction.

Proposal 1**

To elect a Board of Directors of the Company.

Independent Director	Votes For	Votes Withheld
George G.C. Parker	1,597,646,058	46,083,560
J. Darrell Duffie	1,517,311,684	126,417,934
Cecilia H. Herbert	1,599,757,544	43,972,074
Charles A. Hurty	1,599,463,459	44,266,159
John E. Kerrigan	1,599,938,757	43,790,861
John E. Martinez	1,599,890,206	43,839,412
Robert H. Silver	1,601,631,280	42,098,338

Interested Director	Votes For	Votes Withheld
Robert S. Kapito	1,600,119,598	43,610,020
Lee T. Kranefuss	1,117,041,744	526,687,874

*	Broker non-votes are proxies received by the Fund from brokers or nominees who did not receive instructions from the beneficial owner or other persons entitled to vote and who have no discretionary power to vote on a particular matter. Broker non-votes have the effect of a vote against the proposal.
**	Denotes Company-wide proposal and voting results.

78	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment

Advisory Contract (Unaudited)

iSHARES®, INC.

iSHARES MSCI EMERGING MARKETS EASTERN EUROPE INDEX FUND

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company’s Board of Directors (the “Board”), including a majority of Directors who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Directors”), is required to consider and approve the Fund’s entering into an Investment Advisory Contract with BlackRock Fund Advisors (“BFA”) (the “Advisory Contract”). As required by Section 15(c), the Board requested, and BFA provided, such information as the Board deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract.

On December 1, 2009, BlackRock, Inc. (“BlackRock”) completed a transaction whereby it acquired from Barclays Bank PLC (“Barclays”) the interests in BFA, formerly known as Barclays Global Fund Advisors, and certain affiliated companies, including BlackRock Institutional Trust Company, N.A. (“BTC”), formerly known as Barclays Global Investors, N.A. (the “Transaction”).

Prior to the Transaction, BFA served as the investment advisor to other iShares funds pursuant to an investment advisory agreement with the Company (the “Previous Advisory Agreement”). At a meeting held on June 16-17, 2009, the Board approved the selection of BFA and the Previous Advisory Agreement for the Fund, based on its review of qualitative and quantitative information provided by BFA. However, the Previous Advisory Agreement did not take effect with respect to the Fund, as the Transaction was consummated prior to the Fund’s inception.

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY CONTRACT

At an in-person Board meeting held on August 13, 2009, the Board, including the Independent Directors, unanimously approved the Advisory Contract between the BFA and the Company, on behalf of the Fund after consideration of all factors determined to be relevant to the Board’s deliberations, including those discussed below.

THE APPROVAL PROCESS

At telephonic and in-person meetings held on June 17, July 29 and August 13, 2009, the Board, including the Independent Directors, discussed the Transaction and the Advisory Contract for the Fund.

In preparation for their consideration of the Advisory Contract, the Directors received, in response to a written due diligence request prepared by the Board and its independent counsel and provided to BlackRock, BTC and BFA, comprehensive written information covering a range of issues and received, in response to their additional requests, further information in advance of and at the August 2009 in-person Board meeting. To assist the Board in its consideration of the Advisory Contract, BlackRock provided materials and information about itself, including its history, management, investment, risk management and compliance capabilities and processes, and financial condition, and BFA provided materials and information about the Transaction. In addition, the Independent Directors consulted with their independent legal counsel and Fund counsel on numerous occasions, discussing, among other things, the legal standards and certain other considerations relevant to the Board’s deliberations.

In June 2009, the Board had performed a full annual review of, or initially approved, as applicable, the Previous Advisory Agreement between BFA and the Company, on behalf of other iShares funds as required by the 1940 Act and, after reviewing, among other things, the investment capabilities, resources and personnel of BFA, determined that the nature, extent and quality of the services provided by BFA under the Previous Advisory Agreement were appropriate.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	79

Board Review and Approval of Investment

Advisory Contract (Unaudited) (Continued)

iSHARES®, INC.

At the June, July and August 2009 Board meetings, the Directors discussed with representatives of BTC, BFA and BlackRock, the management, investment, risk management and compliance capabilities and processes, and financial condition of BlackRock, the Transaction and its rationale, and BlackRock’s general plans and intentions regarding BFA and the iShares funds. At these Board meetings, representatives of BTC, BFA and BlackRock made various presentations to, and responded to questions from, the Board. The Board also inquired about the plans for, and anticipated roles and responsibilities of, the employees and officers of BFA in connection with the Transaction, including the anticipated senior management structure of BFA following the completion of the Transaction. The Independent Directors also conferred separately and with their independent legal counsel about the Transaction and other matters related to the Transaction on a number of occasions. After the presentations and after reviewing the written materials provided, the Independent Directors met in executive sessions with their independent legal counsel at the June, July and August 2009 Board meetings to consider the Transaction, its expected impact on BFA and the Fund, and the Advisory Contract.

In connection with the Board’s review of the Advisory Contract, BTC, BFA and/or BlackRock, as applicable, provided the Board with information about a variety of matters. The Board considered, among other things, the following information:

•	the reputation, financial strength and resources of BlackRock and its investment advisory subsidiaries and the anticipated financial strength and resources of the combined company;

•

that there is not expected to be any diminution in the nature, quality and extent of services provided to the iShares funds and their shareholders by BFA, including portfolio management and compliance services;

•

that BFA and BlackRock have no present intention to alter the advisory fee rates and expense arrangements currently in effect for the Fund for a period of two years from the date of the closing of the Transaction;

•	that it is expected that substantially all of the current employees of BFA will remain employees of BFA and will continue to provide services to the iShares funds following the Transaction;

•

that the iShares funds may benefit from having direct access to BlackRock’s state of the art technology and risk management analytic tools, including investment tools, provided under the BlackRock Solutions® brand name;

•	that the iShares funds are expected to continue to be sold through existing distribution channels;

•	that the iShares funds will have access to greater distribution resources through BlackRock’s relationships with third party brokers and retirement plan platforms;

•	that the parties to the Transaction Agreement have agreed to conduct their respective businesses in compliance with the conditions of Section 15(f) of the 1940 Act in relation to the iShares funds;

•

that Barclays or one of its affiliates has agreed to pay all expenses of the iShares funds in connection with the Board’s consideration of the Advisory Contract and all costs of seeking shareholder approval of the Advisory Contract; and

•

that Barclays and BlackRock would derive benefits from the Transaction and that, as a result, they may have a different financial interest in the matters that were being considered than do Fund shareholders.

The Board did not identify any particular information that was all-important or controlling, and each Director may have attributed different weights to the various factors discussed below. The Directors evaluated all information available to them. In their deliberations, the Directors considered information received in connection with their most recent approval or continuation of the Previous Advisory Agreement at the June 2009 Board meeting, in addition to information provided by BTC, BFA and BlackRock regarding BlackRock and the Transaction, in connection with their evaluation of the terms and conditions of the Advisory Contract. The Directors, including a majority of the Independent Directors, concluded that the terms of the Advisory Contract are appropriate, that the fees to be paid are reasonable in light of the services to be provided to the Fund, and that the Advisory Contract should be approved. In voting to approve the Advisory Contract in respect of the Fund, the Board considered in particular the following factors:

80	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment

Advisory Contract (Unaudited) (Continued)

iSHARES®, INC.

NATURE, EXTENT AND QUALITY OF SERVICES TO BE PROVIDED BY BFA

In connection with their consideration of the Advisory Contract, the Board considered representations by BFA, BTC and BlackRock that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the Fund as compared to the scope of services provided by BFA under the Previous Advisory Agreement. In reviewing the scope of these services at the June and August 2009 Board meetings, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including over the past year, including investments in technology and increasing the number of their employees supporting the other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board noted that it expects that these reports and discussions will continue following the consummation of the Transaction. In addition to the above considerations, the Board considered BFA’s investment processes and strategies, and matters related to BFA’s portfolio transaction policies and procedures. The Board further took into account that, with respect to the Fund, BFA does not serve as investment adviser for other series of registered investment companies with substantially similar investment objectives and strategies; therefore, directly comparable performance information was generally not available for the Fund.

The Board noted the representations of BFA, BTC and BlackRock that the Transaction was not expected to have any adverse effect on the resources and strengths of BFA in managing the iShares funds. The Board also considered that the iShares funds and their shareholders may benefit from having direct access to BlackRock’s state of the art technology and risk management analytic tools, including the investment tools provided under the BlackRock Solutions® brand name. The Board discussed BlackRock’s current financial condition, its anticipated financial condition following the completion of the Transaction and its lines of business. The Board also discussed BFA’s anticipated financial condition following the completion of the Transaction. The Board discussed BlackRock’s current ownership structure and expected ownership structure following the completion of the Transaction. The Board was advised that BlackRock operates as an independent firm, with its own Board of Directors and no majority shareholder. The Board was also advised that while BlackRock’s largest shareholders, Merrill Lynch, a wholly owned subsidiary of Bank of America, and PNC, are important clients and strategic partners of BlackRock, they are not involved in the firm’s day-to-day management or operations.

Based on the discussions held and the materials presented at the June, July and August 2009 Board meetings and prior Board meetings, the Board determined that the Transaction would not likely cause an adverse change in the nature, extent and quality of the services to be provided by BFA under the Advisory Contract compared with the services provided by BFA under the Previous Advisory Agreement and that the Board expects that the quality of such services will continue to be appropriate.

FUND EXPENSES

The Board received and reviewed statistical information prepared by Lipper Inc. (“Lipper”) at the June 2009 meeting and also received information at prior meetings regarding the expense ratio components of the Fund, including advisory fees, in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising the Fund’s peer group pursuant to Lipper’s proprietary methodology (“Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to the one tracked by the Fund, the Lipper Group may have included mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	81

Board Review and Approval of Investment

Advisory Contract (Unaudited) (Continued)

iSHARES®, INC.

description of the methodology used by Lipper to determine the Lipper Group and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information may or may not provide meaningful direct comparisons to the Fund.

The Board noted that the investment advisory fees and overall expenses for the Fund were generally lower than the median or average investment advisory fee rates and overall expenses of the funds in its Lipper Group with respect to the Previous Advisory Agreement and Advisory Contract. The Board took into account that the fee rates for the Fund under the Advisory Contract are identical to the fee rates under the Previous Advisory Agreement. Further, the Board noted that representatives of BFA and BlackRock had confirmed that there is no present intention to alter the advisory fee rates, expense waivers or expense reimbursements currently in effect for the iShares funds for a period of two years from the date of the closing of the Transaction.

Based on this review, the Board had concluded that the investment advisory fee rates and expense levels of the Fund, as proposed to be managed by BFA, as compared to the investment advisory fee rates and expense levels of the funds in the relevant Lipper Group, were satisfactory for the purposes of approving the Previous Advisory Agreement and concluded that these comparisons continued to be satisfactory for the purpose of approving the Advisory Contract.

COST OF SERVICES TO BE PROVIDED TO THE FUND AND PROFITS TO BE REALIZED BY BFA

The Board did not consider at the June 2009 Board meeting, the profitability of the Fund to BFA based on the fees payable under the Previous Advisory Agreement or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. However, the Board noted that it would consider these matters in the future.

The Board noted that the Advisory Contract is similar to the Previous Advisory Agreement, including the fact that the fee rates under the Agreements are identical and that representatives of BFA and BlackRock represented that there is no present intention due to the Transaction to alter the advisory fee rates, expense waiver or expense reimbursements currently in effect for the iShares funds for a period of two years from the date of the closing of the Transaction.

ECONOMIES OF SCALE

The Board noted that the Previous Advisory Agreement and Advisory Contract provide for breakpoints in the Fund’s investment advisory fee rates as the assets of the Fund, on an aggregated level basis with the assets of certain other iShares funds, increase. At the June 2009 Board meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fee rates, with breakpoints for the Fund, reflected appropriate sharing of economies of scale with the Fund’s shareholders.

The Board noted representations from BFA and BlackRock that BFA will continue to make significant investments in the iShares fund complex and the infrastructure supporting the funds. The Board determined that changes to the fee structure were not currently necessary and that the Fund would appropriately participate in economies of scale. It was noted that it was not possible to evaluate how the Transaction would create opportunities for additional economies of scale. The Board expects to consider economies of scale on at least an annual basis following completion of the Transaction and thus be in a position to evaluate additional economies of scale, if any.

82	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment

Advisory Contract (Unaudited) (Continued)

iSHARES®, INC.

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BFA AND ITS AFFILIATES

At the June 2009 Board meeting, the Board received and considered certain information regarding the Fund’s annual investment advisory fee rates under the Previous Advisory Agreement in comparison to the investment advisory/management fee rates for other funds/accounts for which BFA or BTC provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts (together, the “Other Accounts”). The Board noted that directly comparable investment advisory/management fee information was not available for the Fund, as BFA and its affiliates do not manage any Other Accounts with substantially similar investment objectives and strategies as the Fund. The Board noted, however, that BFA provided the Board with general information regarding how the level of services provided to the Other Accounts differed from the level of services provided to the Fund. Based on this review, the Board determined that the investment advisory fee rates under the Previous Advisory Agreement and Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Previous Advisory Agreement and Advisory Contract are fair and reasonable.

OTHER BENEFITS TO BFA AND ITS AFFILIATES

Except as noted below, the Board did not review any ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA or its affiliates, since the proposed relationship had not yet commenced. The Board noted that BFA would not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through an affiliate of BFA, or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act.

CONCLUSION

The Board examined the totality of the information they were provided at the June, July and August 2009 Board meetings and information they received at other meetings held during the past year, and did not identify any single factor discussed previously as controlling. Based on this analysis, the Board determined that the Advisory Contract, including the investment advisory fee rates thereunder, is fair and reasonable in light of all relevant circumstances.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	83

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares Russell Domestic Index Funds	Trading Symbol
iShares Russell 3000	IWV
iShares Russell 3000 Growth	IWZ
iShares Russell 3000 Value	IWW
iShares Russell Top 200	IWL
iShares Russell Top 200 Growth	IWY
iShares Russell Top 200 Value	IWX
iShares Russell 1000	IWB
iShares Russell 1000 Growth	IWF
iShares Russell 1000 Value	IWD
iShares Russell Midcap	IWR
iShares Russell Midcap Growth	IWP
iShares Russell Midcap Value	IWS
iShares Russell 2000	IWM
iShares Russell 2000 Growth	IWO
iShares Russell 2000 Value	IWN
iShares Russell Microcap	IWC

iShares S&P Domestic Index Funds
iShares S&P 1500	ISI
iShares S&P 100	OEF
iShares S&P 500	IVV
iShares S&P 500 Growth	IVW
iShares S&P 500 Value	IVE
iShares S&P MidCap 400	IJH
iShares S&P MidCap 400 Growth	IJK
iShares S&P MidCap 400 Value	IJJ
iShares S&P SmallCap 600	IJR
iShares S&P SmallCap 600 Growth	IJT
iShares S&P SmallCap 600 Value	IJS

iShares Morningstar Domestic Index Funds
iShares Morningstar Large Core	JKD
iShares Morningstar Large Growth	JKE
iShares Morningstar Large Value	JKF
iShares Morningstar Mid Core	JKG
iShares Morningstar Mid Growth	JKH
iShares Morningstar Mid Value	JKI
iShares Morningstar Small Core	JKJ
iShares Morningstar Small Growth	JKK
iShares Morningstar Small Value	JKL

iShares Dow Jones Domestic Index Funds
iShares Dow Jones U.S.	IYY

iShares KLD Socially Responsible Index Funds
iShares FTSE KLD 400 Social	DSI
iShares FTSE KLD Select Social	KLD

iShares NYSE Domestic Index Funds
iShares NYSE Composite	NYC
iShares NYSE 100	NY

iShares Domestic Specialty Index Funds
iShares S&P U.S. Preferred Stock	PFF
iShares Dow Jones Select Dividend	DVY

iShares North American Sector/Subsector Index Funds	Trading Symbol
iShares S&P North American Technology Sector	IGM
iShares S&P North American Technology-Multimedia Networking	IGN
iShares S&P North American Technology- Semiconductors	IGW
iShares S&P North American Technology-Software	IGV
iShares S&P North American Natural Resources Sector	IGE

iShares Domestic Sector Index Funds
iShares Dow Jones U.S. Basic Materials Sector	IYM
iShares Dow Jones U.S. Consumer Goods Sector	IYK
iShares Dow Jones U.S. Consumer Services Sector	IYC
iShares Dow Jones U.S. Energy Sector	IYE
iShares Dow Jones U.S. Financial Sector	IYF
iShares Dow Jones U.S. Healthcare Sector	IYH
iShares Dow Jones U.S. Industrial Sector	IYJ
iShares Dow Jones U.S. Technology Sector	IYW
iShares Dow Jones U.S. Telecommunications Sector	IYZ
iShares Dow Jones U.S. Utilities Sector	IDU

iShares Domestic Subsector Index Funds
iShares Dow Jones Transportation Average	IYT
iShares Dow Jones U.S. Aerospace & Defense	ITA
iShares Dow Jones U.S. Broker-Dealers	IAI
iShares Dow Jones U.S. Financial Services	IYG
iShares Dow Jones U.S. Healthcare Providers	IHF
iShares Dow Jones U.S. Home Construction	ITB
iShares Dow Jones U.S. Insurance	IAK
iShares Dow Jones U.S. Medical Devices	IHI
iShares Dow Jones U.S. Oil & Gas Exploration & Production	IEO
iShares Dow Jones U.S. Oil Equipment & Services	IEZ
iShares Dow Jones U.S. Pharmaceuticals	IHE
iShares Dow Jones U.S. Regional Banks	IAT
iShares Nasdaq Biotechnology	IBB

iShares Domestic Real Estate Index Funds
iShares Cohen & Steers Realty Majors	ICF
iShares Dow Jones U.S. Real Estate	IYR
iShares FTSE NAREIT Real Estate 50	FTY
iShares FTSE NAREIT Industrial/Office Capped	FIO
iShares FTSE NAREIT Mortgage Plus Capped	REM
iShares FTSE NAREIT Residential Plus Capped	REZ
iShares FTSE NAREIT Retail Capped	RTL

iShares Target Risk Index Funds
iShares S&P Conservative Allocation	AOK
iShares S&P Moderate Allocation	AOM
iShares S&P Growth Allocation	AOR
iShares S&P Aggressive Allocation	AOA

84	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds (Continued)

iShares International Country Index Funds	Trading Symbol
iShares FTSE China (HK Listed)	FCHI
iShares FTSE/Xinhua China 25	FXI
iShares MSCI Australia	EWA
iShares MSCI Austria Investable Market	EWO
iShares MSCI Belgium Investable Market	EWK
iShares MSCI Brazil	EWZ
iShares MSCI Canada	EWC
iShares MSCI Chile Investable Market	ECH
iShares MSCI France	EWQ
iShares MSCI Germany	EWG
iShares MSCI Hong Kong	EWH
iShares MSCI Israel Capped Investable Market	EIS
iShares MSCI Italy	EWI
iShares MSCI Japan	EWJ
iShares MSCI Japan Small Cap	SCJ
iShares S&P/TOPIX 150	ITF
iShares MSCI Malaysia	EWM
iShares MSCI Mexico Investable Market	EWW
iShares MSCI Netherlands Investable Market	EWN
iShares MSCI All Peru Capped	EPU
iShares MSCI Singapore	EWS
iShares MSCI South Africa	EZA
iShares MSCI South Korea	EWY
iShares MSCI Spain	EWP
iShares MSCI Sweden	EWD
iShares MSCI Switzerland	EWL
iShares MSCI Taiwan	EWT
iShares MSCI Thailand Investable Market	THD
iShares MSCI Turkey Investable Market	TUR
iShares MSCI United Kingdom	EWU
iShares S&P India Nifty 50	INDY

iShares International Index Funds
iShares MSCI ACWI ex US	ACWX
iShares MSCI EAFE	EFA
iShares MSCI EAFE Growth	EFG
iShares MSCI EAFE Value	EFV
iShares MSCI EAFE Small Cap	SCZ
iShares FTSE Developed Small Cap ex-North America	IFSM
iShares MSCI Emerging Markets	EEM
iShares MSCI Emerging Markets Eastern Europe	ESR
iShares MSCI BRIC	BKF
iShares MSCI EMU	EZU
iShares MSCI All Country Asia ex Japan	AAXJ
iShares MSCI Pacific ex-Japan	EPP
iShares S&P Asia 50	AIA
iShares S&P Europe 350	IEV
iShares S&P Latin America 40	ILF

iShares International/Global Real Estate Index Funds
iShares S&P Developed ex-U.S. Property	WPS
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S	IFGL
iShares FTSE EPRA/NAREIT Developed Asia	IFAS
iShares FTSE EPRA/NAREIT Developed Europe	IFEU
iShares FTSE EPRA/NAREIT North America	IFNA

iShares Target Date Index Funds	Trading Symbol
iShares S&P Target Date Retirement Income	TGR
iShares S&P Target Date 2010	TZD
iShares S&P Target Date 2015	TZE
iShares S&P Target Date 2020	TZG
iShares S&P Target Date 2025	TZI
iShares S&P Target Date 2030	TZL
iShares S&P Target Date 2035	TZO
iShares S&P Target Date 2040	TZV

iShares Global Index Funds
iShares MSCI ACWI	ACWI
iShares S&P Global 100	IOO
iShares MSCI Kokusai	TOK

iShares International/Global Sector Index Funds
iShares MSCI ACWI ex US Financials Sector	AXFN
iShares MSCI Emerging Markets Financials Sector	EMFN
iShares MSCI Emerging Markets Materials Sector	EMMT
iShares MSCI Europe Financials Sector	EUFN
iShares MSCI Far East Financials Sector	FEFN
iShares S&P Global Consumer Discretionary Sector	RXI
iShares S&P Global Consumer Staples Sector	KXI
iShares S&P Global Energy Sector	IXC
iShares S&P Global Financials Sector	IXG
iShares S&P Global Healthcare Sector	IXJ
iShares S&P Global Industrials Sector	EXI
iShares S&P Global Materials Sector	MXI
iShares S&P Global Technology Sector	IXN
iShares S&P Global Telecommunications Sector	IXP
iShares S&P Global Utilities Sector	JXI

iShares International/Global Theme Based and Specialty Index Funds
iShares S&P Global Clean Energy	ICLN
iShares S&P Global Infrastructure	IGF
iShares S&P Emerging Markets Infrastructure	EMIF
iShares S&P Global Nuclear Energy	NUCL
iShares S&P Global Timber & Forestry	WOOD
iShares Dow Jones International Select Dividend	IDV

iShares U.S. Multisector Bond Funds
iShares Barclays Aggregate	AGG
iShares Barclays Government/Credit	GBF
iShares Barclays Intermediate Government/Credit	GVI
iShares 10+ Year Government/Credit	GLJ

iShares U.S. Government Bond Funds
iShares Barclays Short Treasury	SHV
iShares Barclays 1-3 Year Treasury	SHY
iShares Barclays 3-7 Year Treasury	IEI
iShares Barclays 7-10 Year Treasury	IEF
iShares Barclays 10-20 Year Treasury	TLH
iShares Barclays 20+ Year Treasury	TLT
iShares Barclays TIPS	TIP
iShares Barclays Agency	AGZ

iShares U.S. Credit Bond Funds
iShares Barclays Credit	CFT
iShares Barclays 1-3 Year Credit	CSJ
iShares Barclays Intermediate Credit	CIU
iShares iBoxx $ Investment Grade Corporate	LQD
iShares 10+ Year Credit	CLY
iShares iBoxx $ High Yield Corporate	HYG

iSHARES FAMILY OF FUNDS	85

The iShares® Family of Funds (Continued)

iShares AMT-Free Municipal Bond Funds	Trading Symbol
iShares S&P National AMT-Free Municipal	MUB
iShares S&P Short Term National AMT-Free Municipal	SUB
iShares S&P California AMT-Free Municipal	CMF
iShares S&P New York AMT-Free Municipal	NYF
iShares 2012 S&P AMT-Free Municipal Series	MUAA
iShares 2013 S&P AMT-Free Municipal Series	MUAB
iShares 2014 S&P AMT-Free Municipal Series	MUAC
iShares 2015 S&P AMT-Free Municipal Series	MUAD
iShares 2016 S&P AMT-Free Municipal Series	MUAE
iShares 2017 S&P AMT-Free Municipal Series	MUAF

iShares U.S. Securitized Bond Funds	Trading Symbol
iShares Barclays MBS	MBB

iShares International Bond Funds
iShares JPMorgan USD Emerging Markets	EMB
iShares S&P/Citigroup International Treasury	IGOV
iShares S&P/Citigroup 1-3 Year International Treasury	ISHG

The iShares Funds (“Funds”) are distributed by SEI Investments Distribution Co. (“SEI”). iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. The Funds are not sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EP RA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, J.P. Morgan Securities Inc., MSCI Inc., Morningstar Inc., The NASDAQ OMX Group, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Frank Russell Company or Standard & Poor’s, nor are they sponsored, endorsed or issued by Barclays Capital. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the companies listed above. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREITReal Estate 50/Residential/Retail/Mortgage REITs or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Global Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT, and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade-and servicemark of Xinhua Financial Network Limited.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2010 Semi-Annual Report.

iS-2350-0310

86	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

Once you have enrolled, you will no longer receive shareholder reports and prospectuses in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com and is available to be viewed or downloaded.

To sign up for electronic delivery, please follow these simple steps:

1. Go to www.icsdelivery.com.

2. From the main page, select the first letter of your brokerage firm’s name.

3. Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4. Fill out the appropriate information and provide the e-mail address where you would like your notifications sent.

Your information and e-mail address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

This accompanied report is by intended the current for the prospectus. Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a monthly basis on the Funds’ website.

©2010 BlackRock Institutional Trust Company, N.A. All rights reserved. iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. All other trademarks, servicemarks, or registered trademarks are the property of their respective owners.

iS-SAR-82-0210

iShares MSCI Brazil Index Fund | EWZ | NYSE Arca
iShares MSCI BRIC Index Fund | BKF | NYSE Arca
iShares MSCI Canada Index Fund | EWC | NYSE Arca
iShares MSCI Chile Investable Market Index Fund | ECH | NYSE Arca
iShares MSCI Israel Capped Investable Market Index Fund | EIS | NYSE Arca
iShares MSCI Mexico Investable Market Index Fund | EWW | NYSE Arca
iShares MSCI South Africa Index Fund | EZA | NYSE Arca
iShares MSCI Turkey Investable Market Index Fund | TUR | NYSE Arca

iShares®

2010 SEMI-ANNUAL REPORT TO SHAREHOLDERS

iSHARES ® MSCI SERIES

FEBRUARY 28, 2010

» Would you prefer to receive materials like this electronically
See inside back cover for details.

iShares MSCI Brazil Index Fund I EWZ I NYSE Arca iShares MSCI BRIC Index Fund I BKF I NYSE Arca iShares MSCI Canada Index Fund I EWC I NYSE Arca iShares MSCI Chile Investable Market Index Fund I ECH I NYSE Arca iShares MSCI Israel Capped Investable Market Index Fund I EIS I NYSE Arca iShares MSCI Mexico Investable Market Index Fund I EWW I NYSE Arca iShares MSCI South Africa Index Fund I EZA I NYSE Arca iShares MSCI Turkey Investable Market Index Fund I TUR I NYSE Arca

Fund Performance Overview

iSHARES® MSCI BRAZIL INDEX FUND

Performance as of February 28, 2010

The iShares MSCI Brazil Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Brazilian market, as measured by the MSCI Brazil IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2010, the total return for the Fund was 21.55%, while the total return for the Index was 21.11%.

			Average Annual Total Returns

Year Ended 2/28/10			Five Years Ended 2/28/10			Inception to 2/28/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
108.26%	107.79%	109.06%	25.82%	25.80%	27.05%	16.74%	16.68%	18.71%

Cumulative Total Returns

Year Ended 2/28/10			Five Years Ended 2/28/10			Inception to 2/28/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
108.26%	107.79%	109.06%	215.30%	215.10%	230.98%	344.82%	342.47%	422.59%

Total returns for the period since inception are calculated from the inception date of the Fund (7/10/00). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/14/00), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/10
Sector	Percentage of Net Assets
Basic Materials	27.30%

Energy	23.40

Financial	22.76

Consumer Non-Cyclical	9.65

Utilities	5.37

Communications	3.86

Diversified	2.87

Industrial	2.09

Consumer Cyclical	2.01

Short-Term and Other Net Assets	0.69

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/10
Security	Percentage of Net Assets
Petroleo Brasileiro SA Preferred	11.67%

Vale SA Class A Preferred	9.83

Petroleo Brasileiro SA	9.49

Itau Unibanco Holding SA Preferred	8.19

Vale SA SP ADR	7.28

Banco Bradesco SA Preferred	4.87

Companhia de Bebidas das Americas Preferred	3.09

Itausa - Investimentos Itau SA Preferred	2.87

Companhia Siderurgica Nacional SA	2.48

OGX Petroleo e Gas Participacoes SA	2.24

TOTAL	62.01%

FUND PERFORMANCE OVERVIEWS	1

Fund Performance Overview

iSHARES® MSCI BRIC INDEX FUND

Performance as of February 28, 2010

The iShares MSCI BRIC Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI BRIC IndexSM (the “Index”). The Index is a free-float-adjusted market capitalization index that is designed to measure the combined equity market performance in Brazil, Russia, India and China (“BRIC”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2010, the total return for the Fund was 14.77%, while the total return for the Index was 14.84%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 2/28/10			Inception to 2/28/10			Inception to 2/28/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
97.99%	100.04%	96.87%	(10.17)%	(10.18)%	(10.65)%	(21.84)%	(21.87)%	(22.83)%

Total returns for the period since inception are calculated from the inception date of the Fund (11/12/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/10
Sector	Percentage of Net Assets
Financial	27.71%

Energy	25.80

Basic Materials	13.33

Communications	9.12

Consumer Non-Cyclical	7.07

Technology	5.55

Industrial	3.95

Consumer Cyclical	2.55

Diversified	2.45

Utilities	2.14

Short-Term and Other Net Assets	0.33

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/10
Security	Percentage of Net Assets
Petroleo Brasileiro SA Preferred (Brazil)	4.11%

China Mobile Ltd. (China)	3.91

Vale SA Class A Preferred (Brazil)	3.67

OAO Gazprom SP ADR (Russia)	3.58

Petroleo Brasileiro SA (Brazil)	3.29

Reliance Industries Ltd. SP GDR (India)	3.13

Infosys Technologies Ltd. SP ADR (India)	3.07

Itau Unibanco Holding SA Preferred (Brazil)	2.83

Vale SA (Brazil)	2.73

HDFC Bank Ltd. SP ADR (India)	2.51

TOTAL	32.83%

2	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI CANADA INDEX FUND

Performance as of February 28, 2010

The iShares MSCI Canada Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Canadian market, as measured by the MSCI Canada IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2010, the total return for the Fund was 10.05%, while the total return for the Index was 10.22%.

			Average Annual Total Returns

Year Ended 2/28/10			Five Years Ended 2/28/10			Ten Years Ended 2/28/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
73.01%	74.37%	73.50%	9.52%	9.55%	9.81%	8.44%	8.18%	7.98%

Cumulative Total Returns

Year Ended 2/28/10			Five Years Ended 2/28/10			Ten Years Ended 2/28/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
73.01%	74.37%	73.50%	57.56%	57.78%	59.70%	124.90%	119.56%	115.50%

“Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/10
Sector	Percentage of Net Assets
Financial	33.14%

Energy	24.79

Basic Materials	19.81

Industrial	5.37

Communications	5.01

Technology	4.10

Consumer Cyclical	2.79

Consumer Non-Cyclical	2.01

Diversified	1.60

Utilities	1.20

Short-Term and Other Net Assets	0.18

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/10
Security	Percentage of Net Assets
Royal Bank of Canada	7.27%

Toronto-Dominion Bank (The)	5.27

Bank of Nova Scotia	4.46

Suncor Energy Inc.	4.32

Barrick Gold Corp.	3.55

Canadian Natural Resources Ltd.	3.50

Research In Motion Ltd.	3.48

Potash Corp. of Saskatchewan Inc.	3.13

Manulife Financial Corp.	3.09

Bank of Montreal	2.82

TOTAL	40.89%

FUND PERFORMANCE OVERVIEWS	3

Fund Performance Overview

iSHARES® MSCI CHILE INVESTABLE MARKET INDEX FUND

Performance as of February 28, 2010

The iShares MSCI Chile Investable Market Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Chile Investable Market IndexSM (the “Index”). The Index is a free float-adjusted market capitalization index that is designed to measure broad based equity market performance in Chile. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2010, the total return for the Fund was 26.69%, while the total return for the Index was 26.86%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 2/28/10			Inception to 2/28/10			Inception to 2/28/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
73.34%	72.29%	74.09%	7.73%	7.90%	7.68%	18.68%	19.11%	18.56%

Total returns for the period since inception are calculated from the inception date of the Fund (11/12/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month and one-year periods. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/10
Sector	Percentage of Net Assets
Utilities	28.11%

Basic Materials	20.46

Diversified	13.58

Consumer Cyclical	12.05

Financial	9.95

Consumer Non-Cyclical	9.51

Communications	2.73

Industrial	2.40

Technology	1.00

Short-Term and Other Net Assets	0.21

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/10
Security	Percentage of Net Assets
Empresas Copec SA	13.58%

Enersis SA	10.46

Empresa Nacional de Electricidad SA	10.07

Empresas CMPC SA	8.82

Sociedad Quimica y Minera de Chile SA Series B	6.39

Cencosud SA	4.97

Banco Santander Chile SA	4.92

LAN Airlines SA	4.56

CAP SA	4.32

S.A.C.I. Falabella SA	3.60

TOTAL	71.69%

4	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI ISRAEL CAPPED INVESTABLE MARKET INDEX FUND

Performance as of February 28, 2010

The iShares MSCI Israel Capped Investable Market Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Israel Capped Investable Market IndexSM (the “Index”). The Index is a custom, free float-adjusted market capitalization index designed to measure broad based equity market performance in Israel. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2010, the total return for the Fund was 18.51%, while the total return for the Index was 19.05%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 2/28/10			Inception to 2/28/10			Inception to 2/28/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
78.49%	86.66%	79.60%	6.90%	7.82%	7.93%	13.76%	15.65%	15.86%

Total returns for the period since inception are calculated from the inception date of the Fund (3/26/08). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/28/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/10
Sector	Percentage of Net Assets
Financial	27.13%

Consumer Non-Cyclical	26.50

Communications	23.81

Basic Materials	11.76

Industrial	5.29

Energy	1.95

Technology	1.40

Consumer Cyclical	1.20

Diversified	0.86

Short-Term and Other Net Assets	0.10

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/10
Security	Percentage of Net Assets
Teva Pharmaceutical Industries Ltd.	23.93%

Israel Chemicals Ltd.	8.78

Check Point Software Technologies Ltd.	7.49

Bank Leumi le-Israel	6.93

Bezeq The Israel Telecommunication Corp. Ltd.	4.88

Bank Hapoalim Ltd.	4.75

Partner Communications Co. Ltd.	3.16

NICE Systems Ltd.	3.07

Elbit Systems Ltd.	2.24

Cellcom Israel Ltd.	2.18

TOTAL	67.41%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI MEXICO INVESTABLE MARKET INDEX FUND

Performance as of February 28, 2010

The iShares MSCI Mexico Investable Market Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Mexican market, as measured by the MSCI Mexico Investable Market Index SM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2010, the total return for the Fund was 15.73%, while the total return for the Index was 13.70%.

			Average Annual Total Returns

Year Ended 2/28/10			Five Years Ended 2/28/10			Ten Years Ended 2/28/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
107.25%	107.83%	104.33%	14.57%	14.40%	13.93%	12.55%	12.59%	12.50%

Cumulative Total Returns

Year Ended 2/28/10			Five Years Ended 2/28/10			Ten Years Ended 2/28/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
107.25%	107.83%	104.33%	97.44%	95.94%	91.92%	226.31%	227.38%	224.72%

“Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/10
Sector	Percentage of Net Assets
Communications	39.42%

Consumer Cyclical	16.87

Basic Materials	11.26

Consumer Non-Cyclical	11.11

Industrial	10.02

Financial	7.05

Diversified	4.17

Short-Term and Other Net Assets	0.10

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/10
Security	Percentage of Net Assets
America Movil SAB de CV Series L	23.06%

Wal-Mart de Mexico SAB de CV Series V	9.82

Cemex SAB de CV CPO	5.84

Grupo Mexico SAB de CV Series B	4.78

Fomento Economico Mexicano SAB de CV BD Units	4.47

Grupo Televisa SA CPO	4.26

Telmex Internacional SAB de CV Series L	3.81

Telefonos de Mexico SAB de CV Series L	3.69

Grupo Financiero Banorte SAB de CV Series O	3.51

Carso Global Telecom SAB de CV Series A1	2.93

TOTAL	66.17%

6	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI SOUTH AFRICA INDEX FUND

Performance as of February 28, 2010

The iShares MSCI South Africa Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the South African market, as measured by the MSCI South Africa IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2010, the total return for the Fund was 5.96%, while the total return for the Index was 6.31%.

			Average Annual Total Returns

Year Ended 2/28/10			Five Years Ended 2/28/10			Inception to 2/28/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
80.64%	80.42%	82.33%	9.33%	9.19%	10.55%	18.86%	18.72%	20.22%

Cumulative Total Returns

Year Ended 2/28/10			Five Years Ended 2/28/10			Inception to 2/28/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
80.64%	80.42%	82.33%	56.21%	55.22%	65.15%	239.39%	236.46%	268.02%

Total returns for the period since inception are calculated from the inception date of the Fund (2/3/03). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/7/03), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/10
Sector	Percentage of Net Assets
Basic Materials	25.73%

Financial	24.85

Communications	18.71

Energy	9.96

Consumer Cyclical	6.12

Diversified	5.76

Consumer Non-Cyclical	5.48

Industrial	3.25

Short-Term and Other Net Assets	0.14

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/10
Security	Percentage of Net Assets
MTN Group Ltd.	10.13%

Sasol Ltd.	9.96

Standard Bank Group Ltd.	7.72

Naspers Ltd. Class N	6.81

Impala Platinum Holdings Ltd.	6.20

AngloGold Ashanti Ltd.	5.23

Gold Fields Ltd.	3.66

FirstRand Ltd.	3.15

Sanlam Ltd.	3.08

Absa Group Ltd.	2.64

TOTAL	58.58%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® MSCI TURKEY INVESTABLE MARKET INDEX FUND

Performance as of February 28, 2010

The iShares MSCI Turkey Investable Market Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Turkey Investable Market IndexSM (the “Index”). The Index is a free float-adjusted market capitalization index designed to measure broad-based equity market performance in Turkey. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2010, the total return for the Fund was 4.25%, while the total return for the Index was 4.66%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 2/28/10			Inception to 2/28/10			Inception to 2/28/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
132.53%	131.70%	134.68%	1.34%	1.29%	1.68%	2.60%	2.50%	3.28%

Total returns for the period since inception are calculated from the inception date of the Fund (3/26/08). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/28/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/10
Sector	Percentage of Net Assets
Financial	45.90%

Communications	12.43

Consumer Non-Cyclical	10.61

Diversified	9.62

Consumer Cyclical	5.86

Industrial	5.86

Basic Materials	4.76

Energy	4.15

Utilities	0.69

Short-Term and Other Net Assets	0.12

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/10
Security	Percentage of Net Assets
Turkiye Garanti Bankasi AS	14.18%

Turkcell Iletisim Hizmetleri AS	8.25

Akbank TAS	6.93

Turkiye Is Bankasi AS	5.46

Turkiye Petrol Rafinerileri AS	4.15

Anadolu Efes Biracilik ve Malt Sanayii AS	3.74

Haci Omer Sabanci Holding AS	3.63

Turkiye Halk Bankasi AS	3.61

Yapi ve Kredi Bankasi AS	3.42

Turkiye Vakiflar Bankasi TAO	3.13

TOTAL	56.50%

8	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES®, INC.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other Funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2009 to February 28, 2010.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares MSCI Index Fund	Beginning Account Value (9/1/09)	Ending Account Value (2/28/10)	Annualized Expense Ratio	Expenses Paid During Period[a] (9/1/09 to 2/28/10)
Brazil
Actual	$1,000.00	$1,215.50	0.61%	$3.35
Hypothetical (5% return before expenses)	1,000.00	1,021.80	0.61	3.06
BRIC
Actual	1,000.00	1,147.70	0.69	3.67
Hypothetical (5% return before expenses)	1,000.00	1,021.40	0.69	3.46
Canada
Actual	1,000.00	1,100.50	0.54	2.81
Hypothetical (5% return before expenses)	1,000.00	1,022.10	0.54	2.71
Chile Investable Market
Actual	1,000.00	1,266.90	0.61	3.43
Hypothetical (5% return before expenses)	1,000.00	1,021.80	0.61	3.06

SHAREHOLDER EXPENSES	9

Shareholder Expenses (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Index Fund	Beginning Account Value (9/1/09)	Ending Account Value (2/28/10)	Annualized Expense Ratio	Expenses Paid During Period[a] (9/1/09 to 2/28/10)
Israel Capped Investable Market
Actual	$1,000.00	$1,185.10	0.61%	$3.30
Hypothetical (5% return before expenses)	1,000.00	1,021.80	0.61	3.06
Mexico Investable Market
Actual	1,000.00	1,157.30	0.54	2.89
Hypothetical (5% return before expenses)	1,000.00	1,022.10	0.54	2.71
South Africa
Actual	1,000.00	1,059.60	0.61	3.12
Hypothetical (5% return before expenses)	1,000.00	1,021.80	0.61	3.06
Turkey Investable Market
Actual	1,000.00	1,042.50	0.61	3.09
Hypothetical (5% return before expenses)	1,000.00	1,021.80	0.61	3.06

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days).

10	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI BRAZIL INDEX FUND

February 28, 2010

Security	Shares	Value
COMMON STOCKS – 43.02%

AEROSPACE & DEFENSE – 0.54%
Empresa Brasileira de Aeronautica SA	10,210,232	$55,430,203

		55,430,203

AGRICULTURE – 0.60%
Souza Cruz SA	1,801,800	61,642,101

		61,642,101

BANKS – 3.04%
Banco do Brasil SA	10,810,860	178,106,974
Banco Santander (Brasil) SA	11,411,441	135,080,644

		313,187,618

BUILDING MATERIALS – 0.36%
Duratex SA	3,903,900	37,159,424

		37,159,424

COMMERCIAL SERVICES – 1.94%
Cielo SA	12,012,000	94,061,870
Companhia de Concessoes Rodoviarias	3,903,900	82,420,468
Localiza Rent A Car SA	2,102,100	22,917,194

		199,399,532

COSMETICS & PERSONAL CARE – 0.64%
Natura Cosmeticos SA	3,603,600	66,408,345

		66,408,345

DIVERSIFIED FINANCIAL SERVICES – 2.60%
BM&F Bovespa SA	25,525,500	167,250,647
Redecard SA	6,906,900	100,526,547

		267,777,194

ELECTRIC – 1.54%
Centrais Eletricas Brasileiras SA	4,504,599	58,332,937
CPFL Energia SA	2,402,450	49,378,524
EDP Energias do Brasil SA	1,201,200	23,432,374
Tractebel Energia SA	2,402,400	27,533,870

		158,677,705

ENGINEERING & CONSTRUCTION – 0.20%
Multiplan Empreendimentos
Imobiliarios SA	1,201,200	20,766,734

		20,766,734

Security	Shares	Value
FOOD – 2.51%
BRF – Brasil Foods SA	6,306,375	$153,907,658
Cosan SA Industria e Comercio[a]	2,102,190	27,385,475
JBS SA	6,906,987	34,706,941
Marfrig Alimentos SA	3,603,600	41,998,791

		257,998,865

FOREST PRODUCTS & PAPER – 0.64%
Fibria Celulose SAa	3,603,626	65,710,834

		65,710,834

HOME BUILDERS – 0.56%
Brookfield Incorporacoes SA	3,603,600	18,067,856
MRV Engenharia e Participacoes SA	5,405,547	39,187,972

		57,255,828

INSURANCE – 0.23%
Porto Seguro SA	2,402,400	23,997,410

		23,997,410

INTERNET – 0.24%
B2W Companhia Global do Varejo	1,201,230	24,928,680

		24,928,680

IRON & STEEL – 3.43%
Companhia Siderurgica
Nacional SA	7,807,827	255,579,949
Gerdau SA	2,702,700	30,003,410
Usinas Siderurgicas de Minas Gerais SA	2,402,400	68,070,216

		353,653,575

MINING – 7.28%
Vale SA SP ADR[b]	26,906,880	749,625,677

		749,625,677

OIL & GAS – 11.73%
OGX Petroleo e Gas Participacoes SAa	26,426,400	230,335,252
Petroleo Brasileiro SA	45,645,644	977,579,647

		1,207,914,899

PHARMACEUTICALS – 0.28%
Hypermarcas SAa	2,402,400	28,677,237

		28,677,237

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRAZIL INDEX FUND

February 28, 2010

Security	Shares	Value
REAL ESTATE – 2.31%
BR Malls Participacoes SAa	2,402,400	$31,243,165
Cyrela Brazil Realty SA	6,006,000	74,950,360
Gafisa SA	4,804,800	36,428,201
PDG Realty SA Empreendimentos e Participacoes	7,807,800	69,868,360
Rossi Residencial SA	3,303,300	25,812,173

		238,302,259

RETAIL – 0.44%
Lojas Renner SA	2,102,100	45,392,331

		45,392,331

TELECOMMUNICATIONS – 0.48%
GVT (Holding) SAa	600,603	18,609,719
Tele Norte Leste
Participacoes SA	1,501,538	31,160,860

		49,770,579

TRANSPORTATION – 0.99%
ALL – America Latina
Logistica SA	8,408,400	75,010,187
LLX Logistica SAa	5,105,100	26,952,216

		101,962,403

WATER – 0.44%
Companhia de Saneamento
Basico do Estado de Sao Paulo	2,702,700	45,393,993

		45,393,993

TOTAL COMMON STOCKS
(Cost: $2,766,169,753)		4,431,033,426

PREFERRED STOCKS – 56.29%

AIRLINES – 0.51%
GOL Linhas Aereas Inteligentes SAa	1,801,800	24,479,352
TAM SA	1,501,500	27,828,022

		52,307,374

BANKS – 13.43%
Banco Bradesco SA	29,069,040	501,107,137
Banco do Estado do Rio Grande do Sul SA	4,804,810	38,528,886
Itau Unibanco Holding SA	41,741,749	843,150,990

		1,382,787,013

Security	Shares	Value
BEVERAGES – 3.09%
Companhia de Bebidas das Americas	3,303,380	$318,126,280

		318,126,280

CHEMICALS – 1.14%
Braskem SA Class Aa	3,303,336	23,362,830
Fertilizantes Fosfatados SAa	2,702,780	26,773,526
Ultrapar Participacoes SA	1,501,500	66,973,381

		117,109,737

ELECTRIC – 3.39%
AES Tiete SA	2,157,600	22,686,442
Centrais Eletricas Brasileiras SA Class B	3,903,900	61,982,784
Companhia de Transmissao de Energia Eletrica Paulista	911,176	24,430,812
Companhia Energetica de Minas Gerais	6,906,932	113,561,123
Companhia Energetica de Sao Paulo Class B	3,603,670	46,367,088
Companhia Paranaense de Energia Class B	2,102,100	42,809,784
Eletropaulo Metropolitana Electricidade de Sao Paulo SA Class B	1,801,820	37,412,444

		349,250,477

FOOD – 0.59%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar	1,801,828	61,224,261

		61,224,261

FOREST PRODUCTS & PAPER – 0.64%
Klabin SA	13,513,500	35,522,482
Suzano Bahia Sul Papel e Celulose SA	3,003,085	30,911,666

		66,434,148

HOLDING COMPANIES – DIVERSIFIED – 2.87%
Itausa - Investimentos Itau SA	46,246,236	295,853,065

		295,853,065

INVESTMENT COMPANIES – 1.15%
Bradespar SA	5,405,400	117,949,597

		117,949,597

12	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRAZIL INDEX FUND

February 28, 2010

Security	Shares	Value
IRON & STEEL – 4.34%
Gerdau SA	13,513,546	$197,804,810
Metalurgica Gerdau SA	5,705,790	103,727,284
Usinas Siderurgicas de Minas Gerais SA Class A	5,105,100	144,988,230

		446,520,324

MEDIA – 0.43%
Net Servicos de Comunicacao SAa	3,603,682	44,313,123

		44,313,123

MINING – 9.83%
Vale SA Class A	41,141,100	1,012,020,971

		1,012,020,971

OIL & GAS – 11.67%
Petroleo Brasileiro SA	62,762,750	1,202,113,325

		1,202,113,325

RETAIL – 0.50%
Lojas Americanas SA	7,207,200	51,850,360

		51,850,360

TELECOMMUNICATIONS – 2.71%
Brasil Telecom SAa	7,507,515	51,601,182
Tele Norte Leste Participacoes SA	5,405,439	93,630,460
Telemar Norte Leste SA Class A	300,300	8,591,870
TIM Participacoes SA	12,612,619	35,876,514
Vivo Participacoes SA	3,303,380	89,759,800

		279,459,826

TOTAL PREFERRED STOCKS
(Cost: $3,267,194,064)		5,797,319,881

SHORT-TERM INVESTMENTS – 0.17%

MONEY MARKET FUNDS – 0.17%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.17%[c,d,e]	15,601,562	15,601,562
BlackRock Cash Funds: Prime, SL Agency Shares 0.16%[c,d,e]	2,507,338	2,507,338

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares 0.10%[c,d]	8,358	$8,358

		18,117,258

TOTAL SHORT-TERM INVESTMENTS
(Cost: $18,117,258)		18,117,258

TOTAL INVESTMENTS IN SECURITIES – 99.48%
(Cost: $6,051,481,075)		10,246,470,565

Other Assets, Less Liabilities – 0.52%		53,194,696

NET ASSETS – 100.00%		$10,299,665,261

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited)

iSHARES® MSCI BRIC INDEX FUND

February 28, 2010

Security	Shares	Value
COMMON STOCKS – 79.44%

BRAZIL – 14.32%
ALL – America Latina Logistica SA	268,100	$2,391,683
B2W Companhia Global do Varejo	38,300	794,826
Banco do Brasil SA	229,800	3,785,914
Banco Santander (Brasil) SA	268,137	3,174,018
BM&F Bovespa SA	689,469	4,517,605
BR Malls Participacoes SAa	76,600	996,182
BRF - Brasil Foods SA	114,900	2,804,145
Centrais Eletricas Brasileiras SA	153,200	1,983,885
Cielo SA	297,600	2,330,404
Companhia de Concessoes Rodoviarias	114,900	2,425,808
Companhia Siderurgica Nacional SA	229,800	7,522,230
Cosan SA Industria e Comercio[a]	76,600	997,877
CPFL Energia SA	76,600	1,574,391
Cyrela Brazil Realty SA	153,200	1,911,821
Duratex SA	114,900	1,093,680
Empresa Brasileira de Aeronautica SA	306,400	1,663,411
Fibria Celulose SAa	126,041	2,298,313
Gafisa SA	153,200	1,161,505
Gerdau SA	153,200	1,700,715
GVT (Holding) SAa	38,300	1,186,728
Hypermarcas SAa	71,300	851,102
JBS SA	229,852	1,154,984
LLX Logistica SAa	153,200	808,815
Marfrig Alimentos SA	114,900	1,339,122
MRV Engenharia e Participacoes SA	191,500	1,388,296
Multiplan Empreendimentos Imobiliarios SA	38,300	662,143
OGX Petroleo e Gas Participacoes SAa	421,300	3,672,095
PDG Realty SA Empreendimentos e Participacoes	153,200	1,370,915
Petroleo Brasileiro SA	1,263,900	27,068,581
Redecard SA	191,500	2,787,189
Rossi Residencial SA	114,900	897,835
Souza Cruz SA	76,600	2,620,593
Tele Norte Leste Participacoes SA	38,300	794,826
Tractebel Energia SA	114,900	1,316,867

Security	Shares	Value
Usinas Siderurgicas de
Minas Gerais SA	76,600	$2,170,404
Vale SA	804,300	22,455,415

		117,674,323

CHINA – 37.24%
Agile Property Holdings Ltd.	1,532,000	1,957,588
Air China Ltd. Class Ha	2,298,000	2,003,962
Alibaba.com Ltd.[b]	766,000	1,677,369
Aluminum Corp. of China Ltd. Class Ha,b	2,298,000	2,223,007
Angang New Steel Co. Ltd. Class H	766,000	1,410,963
Anhui Conch Cement Co. Ltd. Class Hb	38,000	225,161
Anta Sports Products Ltd.	383,040	550,629
Bank of China Ltd. Class H	32,172,000	15,623,209
Bank of Communications Co. Ltd. Class H	3,447,000	3,791,840
BBMG Corp. Class Ha	383,000	374,941
Beijing Capital International Airport Co. Ltd. Class Ha,b	766,000	419,342
Belle International Holdings Ltd.	2,681,000	2,987,196
BYD Co. Ltd. Class Ha,b	383,000	2,964,996
Chaoda Modern Agriculture (Holdings) Ltd.	970,556	1,050,149
China Agri-Industries Holdings Ltd.[b]	1,532,000	2,198,340
China CITIC Bank Class H	3,064,000	2,048,363
China Coal Energy Co. Class H	2,298,000	3,664,557
China Communications Construction Co. Ltd. Class Hb	2,681,000	2,507,173
China Construction Bank Corp. Class H	21,448,000	16,217,195
China COSCO Holdings Co. Ltd. Class Hb	1,723,500	2,146,785
China Dongxiang (Group) Co. Ltd.	2,298,000	1,539,232
China Everbright Ltd.	766,000	1,858,919
China High Speed Transmission Equipment Group Co. Ltd.[b]	766,000	1,470,164
China Life Insurance Co. Ltd. Class H	4,213,000	18,695,261
China Longyuan Power Group Corp. Ltd. Class Ha	766,000	934,393

14	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRIC INDEX FUND

February 28, 2010

Security	Shares	Value
China Mengniu Dairy Co. Ltd.[a]	766,000	$2,284,181
China Merchants Bank Co. Ltd. Class H	2,106,900	5,188,988
China Merchants Holdings (International) Co. Ltd.[b]	766,000	2,757,791
China Minsheng Banking Corp. Ltd. Class Ha	1,340,500	1,396,903
China Mobile Ltd.[b]	3,255,500	32,121,610
China National Building Material Co. Ltd. Class Hb	766,000	1,318,215
China Oilfield Services Ltd. Class Hb	1,532,000	2,107,565
China Overseas Land & Investment Ltd.	2,298,800	4,660,760
China Pacific Insurance (Group) Co. Ltd. Class Ha	153,200	626,547
China Petroleum & Chemical Corp. Class H	9,192,000	7,210,712
China Railway Construction Corp. Class H	1,532,000	2,016,789
China Railway Group Ltd. Class Ha	2,298,000	1,719,796
China Resources Enterprise Ltd.	766,000	2,703,524
China Resources Land Ltd.[b]	1,532,000	3,188,974
China Resources Power Holdings Co. Ltd.	800,200	1,589,402
China Shenhua Energy Co. Ltd. Class H	1,723,500	7,414,956
China Shipping Container Lines Co. Ltd. Class Ha	2,298,000	917,619
China Shipping Development Co. Ltd. Class Hb	766,000	1,304,401
China South Locomotive and Rolling Stock Corp. Ltd. Class H	766,000	534,785
China Taiping Insurance Holdings Co. Ltd.[a]	383,000	1,188,958
China Telecom Corp. Ltd. Class H	6,140,000	2,696,954
China Unicom (Hong Kong) Ltd.	3,091,900	3,707,882
China Yurun Food Group Ltd.	766,000	2,279,248
China Zhongwang Holdings Ltd.[a,b]	738,000	635,965
CITIC Pacific Ltd.	766,000	1,708,943
CNOOC Ltd.	9,192,000	14,492,465

Security	Shares	Value
CNPC (Hong Kong) Ltd.	3,830,000	$4,824,902
Denway Motors Ltd.	3,830,000	2,141,112
Dongfeng Motor Group Co. Ltd. Class H	1,532,000	2,222,020
Fosun International Ltd.[b]	2,489,500	1,872,733
Franshion Properties (China) Ltd.	2,298,000	742,976
Fushan International Energy Group Ltd.	2,298,000	2,048,363
Geely Automobile Holdings Ltd.[b]	3,830,000	1,924,040
GOME Electrical Appliances Holdings Ltd.[a]	3,830,400	1,203,884
Greentown China Holdings Ltd.	191,500	254,072
Guangdong Investment Ltd.	2,298,000	1,166,264
Guangzhou R&F Properties Co. Ltd. Class Hb	766,000	1,136,664
Harbin Power Equipment Co. Ltd. Class H	766,000	616,680
Hengan International Group Co. Ltd.	766,000	5,263,977
Hidili Industry International Development Ltd.[a]	1,149,000	1,231,386
Hopson Development Holdings Ltd.	766,000	1,071,543
Huaneng Power International Inc. Class Hb	1,492,000	897,504
Industrial and Commercial Bank of China Ltd. Class H	25,278,000	17,875,816
Jiangsu Expressway Co. Ltd. Class H	1,532,000	1,422,803
Jiangxi Copper Co. Ltd. Class Hb	1,149,000	2,335,489
Kingboard Chemical Holdings Co. Ltd.	191,500	858,418
Lenovo Group Ltd.	2,298,000	1,494,831
Li Ning Co. Ltd.[b]	766,000	2,392,717
Maanshan Iron & Steel Co. Ltd. Class Ha,b	1,532,000	919,593
Metallurgical Corp. of China Ltd. Class Ha,b	766,000	438,089
Nine Dragons Paper (Holdings) Ltd.	766,000	1,114,957
Parkson Retail Group Ltd.[b]	574,500	951,660
PetroChina Co. Ltd. Class H	11,490,000	12,831,870
PICC Property and Casualty Co. Ltd. Class Ha,b	1,532,000	1,385,309

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRIC INDEX FUND

February 28, 2010

Security	Shares	Value
Ping An Insurance (Group) Co. of China Ltd. Class H	634,000	$4,834,614
Poly (Hong Kong) Investments Ltd.	1,169,984	1,409,102
Shanghai Electric Group Co. Ltd. Class H	2,298,000	1,038,982
Shanghai Industrial Holdings Ltd.	383,000	1,645,301
Shimao Property Holdings Ltd.	1,149,000	1,915,160
Shui On Land Ltd.	2,681,000	1,301,934
Sinofert Holdings Ltd.[b]	1,532,000	858,418
Sino-Ocean Land Holdings Ltd.	2,489,500	2,199,820
Sinopharm Group Co. Ltd. Class Ha	153,200	689,695
Soho China Ltd.	1,915,000	942,286
Tencent Holdings Ltd.	421,300	8,259,561
Tingyi (Cayman Islands) Holding Corp.	1,532,000	3,556,022
Yanzhou Coal Mining Co. Ltd. Class H	1,532,000	3,240,282
Zhejiang Expressway Co. Ltd. Class H	1,532,000	1,385,309
Zijin Mining Group Co. Ltd. Class H	2,022,000	1,729,418

		305,960,243

INDIA – 14.52%
Dr. Reddy’s Laboratories Ltd. SP ADR[b]	403,299	9,925,188
HDFC Bank Ltd. SP ADR[b]	169,669	20,647,021
ICICI Bank Ltd. SP ADR	440,833	16,861,862
Infosys Technologies Ltd. SP ADR	443,514	25,235,947
Mahanagar Telephone Nigam Ltd. SP ADR[b]	290,831	898,668
Reliance Industries Ltd. SP GDR[c]	607,438	25,755,371
Satyam Computer Services Ltd. SP ADR[a]	875,921	4,642,381
Tata Communications Ltd. SP ADR	93,069	1,154,056
Wipro Ltd. SP ADR[b]	655,696	14,176,148

		119,296,642

RUSSIA – 13.36%
Cherepovets MK Severstal SP GDR[a,d]	207,203	2,507,156
JSC MMC Norilsk Nickel SP ADR[a]	527,008	7,952,551
LUKOIL SP ADR	287,633	15,100,732

Security	Shares	Value
Mechel OAO SP ADR	93,069	$2,140,587
Mobile TeleSystems SP ADR	114,900	6,015,015
Novolipetsk Steel SP GDR[a,d]	68,174	2,106,577
OAO Gazprom SP ADR	1,323,768	29,440,600
OAO NovaTek SP GDR[d]	56,684	3,616,439
OAO Tatneft SP ADR	140,979	4,291,401
OAO TMK SP GDR[a,d]	53,237	947,619
OJSC Comstar United Telesystems SP GDR	160,860	932,988
OJSC Rosneft Oil Co. SP GDR	767,943	5,928,520
Pharmstandard SP GDR[a,d]	58,599	1,213,585
Polyus Gold SP ADR	86,558	2,350,915
Sberbank GDR[d]	43,662	11,857,521
Sistema JSFC SP GDR[a,d]	72,387	1,845,868
Surgutneftegaz SP ADR	409,810	3,348,148
Uralkali SP GDR[a,d]	67,408	1,412,198
Vimpel-Communications SP ADR	199,926	3,708,627
VTB Bank OJSC SP GDR[d]	378,787	1,825,753
Wimm-Bill-Dann Foods OJSC SP ADR[a]	58,216	1,192,264

		109,735,064

TOTAL COMMON STOCKS
(Cost: $621,383,094)		652,666,272

PREFERRED STOCKS – 20.23%

BRAZIL – 20.23%
AES Tiete SA	38,300	402,712
Banco Bradesco SA	1,010,960	17,427,451
Banco do Estado do Rio Grande do Sul SA	38,300	307,120
Bradespar SA	153,200	3,342,931
Brasil Telecom SAa	145,698	1,001,422
Braskem SA Class Aa	114,900	812,630
Centrais Eletricas Brasileiras SA Class B	114,900	1,824,284
Companhia de Bebidas das Americas	114,995	11,074,394
Companhia de Transmissao de Energia Eletrica Paulista	38,471	1,031,500
Companhia Energetica de Minas Gerais	191,903	3,155,195

16	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRIC INDEX FUND

February 28, 2010

Security	Shares	Value
Companhia Energetica de Sao Paulo Class B	114,900	$1,478,376
Companhia Paranaense de Energia Class B	76,600	1,559,978
Eletropaulo Metropolitana Electricidade de Sao Paulo SA Class B	38,300	795,250
Fertilizantes Fosfatados SAa	76,620	758,992
Gerdau SA	421,300	6,166,787
GOL Linhas Aereas Inteligentes SAa	38,300	520,346
Itau Unibanco Holding SA	1,149,067	23,210,263
Itausa – Investimentos Itau SA	1,389,973	8,892,135
Klabin SA	229,800	604,068
Lojas Americanas SA	229,800	1,653,237
Metalurgica Gerdau SA	160,000	2,908,688
Net Servicos de Comunicacao SAa	115,240	1,417,063
Petroleo Brasileiro SA	1,761,800	33,744,271
TAM SA	38,300	709,832
Tele Norte Leste Participacoes SA	153,200	2,653,658
Telemar Norte Leste SA Class A	38,300	1,095,800
TIM Participacoes SA	344,857	980,943
Usinas Siderurgicas de Minas Gerais SA Class A	155,350	4,412,043
Vale SA Class A	1,225,600	30,148,268
Vivo Participacoes SA	78,919	2,144,396

		166,234,033

TOTAL PREFERRED STOCKS
(Cost: $149,656,959)		166,234,033

SHORT-TERM INVESTMENTS – 4.44%

MONEY MARKET FUNDS – 4.44%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.17%[e,f,g]	31,308,952	31,308,952
BlackRock Cash Funds: Prime, SL Agency Shares 0.16%[e,f,g]	5,031,684	5,031,684
BlackRock Cash Funds: Treasury, SL Agency Shares 0.10%[e,f]	116,489	116,489

		36,457,125

Value

TOTAL SHORT-TERM INVESTMENTS
(Cost: $36,457,125)	$36,457,125

TOTAL INVESTMENTS IN SECURITIES – 104.11%
(Cost: $807,497,178)	855,357,430

Other Assets, Less Liabilities – (4.11)%	(33,777,045)

NET ASSETS – 100.00%	$821,580,385

GDR – Global Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

SP GDR – Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited)

iSHARES® MSCI CANADA INDEX FUND

February 28, 2010

Security	Shares	Value
COMMON STOCKS – 99.82%

ADVERTISING – 0.22%
Groupe Aeroplan Inc.	592,683	$6,639,261

		6,639,261

AEROSPACE & DEFENSE – 0.21%
CAE Inc.	754,754	6,362,513

		6,362,513

APPAREL – 0.26%
Gildan Activewear Inc.[a]	337,139	7,913,732

		7,913,732

AUTO PARTS & EQUIPMENT – 0.58%
Magna International Inc. Class A	313,043	17,770,547

		17,770,547

BANKS – 23.15%
Bank of Montreal	1,624,429	86,066,535
Bank of Nova Scotia	3,018,219	136,497,344
Canadian Imperial Bank of Commerce	1,130,443	74,878,012
National Bank of Canada	474,383	27,041,559
Royal Bank of Canada	4,137,266	222,373,889
Toronto-Dominion Bank (The)	2,530,951	161,011,538

		707,868,877

CHEMICALS – 4.10%
Agrium Inc.	462,417	29,811,339
Potash Corp. of Saskatchewan Inc.	871,128	95,606,082

		125,417,421

COMMERCIAL SERVICES – 0.19%
Ritchie Bros. Auctioneers Inc.[b]	279,188	5,829,679

		5,829,679

COMPUTERS – 3.83%
CGI Group Inc. Class Aa	760,114	10,643,538
Research In Motion Ltd.[a]	1,508,173	106,376,174

		117,019,712

DIVERSIFIED FINANCIAL SERVICES – 0.97%
CI Financial Corp.	476,749	9,427,176
IGM Financial Inc.	349,483	14,218,051
TMX Group Inc.	218,855	5,994,467

		29,639,694

Security	Shares	Value
ELECTRIC – 0.86%
Fortis Inc.	502,775	$12,971,923
TransAlta Corp.	643,357	13,354,702

		26,326,625

ENGINEERING & CONSTRUCTION – 0.68%
SNC-Lavalin Group Inc.	443,886	20,683,462

		20,683,462

FOOD – 1.62%
Empire Co. Ltd. Class A	85,176	3,941,490
George Weston Ltd.	152,607	9,953,855
Loblaw Companies Ltd.	324,386	11,324,891
Metro Inc. Class A	317,962	12,264,829
Saputo Inc.	427,063	12,141,769

		49,626,834

FOREST PRODUCTS & PAPER – 0.45%
Sino-Forest Corp. Class Aa	706,251	13,677,996

		13,677,996

GAS – 0.34%
Canadian Utilities Ltd. Class A	247,247	10,442,411

		10,442,411

HAND & MACHINE TOOLS – 0.27%
Finning International Inc.	500,729	8,337,982

		8,337,982

HOLDING COMPANIES – DIVERSIFIED – 1.60%
Brookfield Asset Management Inc. Class A	1,515,989	35,828,947
Onex Corp.	284,482	6,823,046
Sherritt International Corp.	871,414	6,125,745

		48,777,738

INSURANCE – 8.42%
Fairfax Financial Holdings Ltd.	57,553	19,663,692
Genworth MI Canada Inc.	155,416	4,006,893
Great-West Lifeco Inc.	836,381	21,420,913
Industrial Alliance Insurance and Financial Services Inc.	236,600	7,425,159
Intact Financial Corp.	353,921	14,137,419
Manulife Financial Corp.	5,166,287	94,385,734
Power Corp. of Canada	1,022,073	28,110,755
Power Financial Corp.	727,149	21,354,563
Sun Life Financial Inc.	1,654,723	46,966,924

		257,472,052

18	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CANADA INDEX FUND

February 28, 2010

Security	Shares	Value
IRON & STEEL – 0.10%
Gerdau Ameristeel Corp.	448,357	$3,147,556

		3,147,556

MANUFACTURING – 0.74%
Bombardier Inc. Class B	4,230,813	22,776,220

		22,776,220

MEDIA – 3.50%
Rogers Communications Inc. Class B	1,378,923	45,231,336
Shaw Communications Inc. Class B	1,036,456	19,582,787
Thomson Reuters Corp.	1,099,197	37,979,729
Yellow Pages Income Fund	751,205	4,157,765

		106,951,617

MINING – 15.16%
Agnico-Eagle Mines Ltd.	460,173	26,453,580
Barrick Gold Corp.	2,894,911	108,598,535
Cameco Corp.	1,155,898	31,605,518
Eldorado Gold Corp.[a]	1,569,457	19,734,220
First Quantum Minerals Ltd.	236,046	18,312,855
Franco-Nevada Corp.	336,827	8,725,411
Goldcorp Inc.	2,157,568	81,285,168
IAMGOLD Corp.	1,029,210	15,073,722
Inmet Mining Corp.	149,058	8,089,282
Ivanhoe Mines Ltd.[a]	752,388	11,966,169
Kinross Gold Corp.	2,048,811	36,965,633
Pan American Silver Corp.	300,482	6,410,775
Silver Wheaton Corp.[a]	953,641	14,490,254
Teck Resources Ltd. Class Ba	1,449,660	53,078,993
Yamana Gold Inc.	2,158,802	22,691,982

		463,482,097

OIL & GAS – 20.94%
ARC Energy Trust	366,992	7,621,434
Canadian Natural Resources Ltd.	1,596,651	107,072,825
Canadian Oil Sands Trust	700,336	18,519,695
Cenovus Energy Inc.	2,208,757	53,706,471
Crescent Point Energy Corp.	534,017	19,704,492
EnCana Corp.	2,209,042	72,084,638
Enerplus Resources Fund	519,477	11,589,259
Ensign Energy Services Inc.	384,475	5,478,210
Husky Energy Inc.	752,388	19,162,955

Security	Shares	Value
Imperial Oil Ltd.	873,461	$32,022,909
Nexen Inc.	1,537,012	34,537,145
Niko Resources Ltd.	131,309	12,423,388
Penn West Energy Trust	1,236,541	25,235,053
PetroBakken Energy Ltd. Class A	200,504	5,349,556
Petrobank Energy and Resources Ltd.[a]	261,024	13,446,953
Progress Energy Resources Corp.	464,919	5,603,925
Provident Energy Trust	773,682	6,060,918
Suncor Energy Inc.	4,589,803	132,055,357
Talisman Energy Inc.	2,999,087	54,564,968
Vermilion Energy Trust	116,787	3,847,413

		640,087,564

OIL & GAS SERVICES – 0.16%
Trican Well Service Ltd.	370,279	4,774,968

		4,774,968

PHARMACEUTICALS – 0.20%
Biovail Corp.	416,627	6,137,360

		6,137,360

PIPELINES – 3.69%
Enbridge Inc.	1,052,786	46,456,255
TransCanada Corp.	2,013,022	66,240,508

		112,696,763

REAL ESTATE – 0.40%
Brookfield Properties Corp.	885,024	12,350,730

		12,350,730

REAL ESTATE INVESTMENT TRUSTS – 0.20%
RioCan Real Estate Investment Trust	339,089	6,111,590

		6,111,590

RETAIL – 1.95%
Alimentation Couche-Tard Inc.
Class B	363,181	6,755,417
Canadian Tire Corp. Ltd. Class A	230,685	11,469,319
Shoppers Drug Mart Corp.	608,329	25,324,259
Tim Hortons Inc.	530,992	16,046,061

		59,595,056

SOFTWARE – 0.27%
Open Text Corp.[a]	166,803	8,141,697

		8,141,697

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CANADA INDEX FUND

February 28, 2010

Security	Shares	Value
TELECOMMUNICATIONS – 1.29%
BCE Inc.	743,807	$20,548,904
TELUS Corp.	173,158	5,656,981
TELUS Corp. NVS	421,148	13,192,876

		39,398,761

TRANSPORTATION – 3.47%
Canadian National Railway Co.	1,384,312	72,427,696
Canadian Pacific Railway Ltd.	495,380	23,804,674
Viterra Inc.[a]	1,089,233	10,016,883

		106,249,253

TOTAL COMMON STOCKS
(Cost: $3,280,053,533)		3,051,707,768

SHORT-TERM INVESTMENTS – 0.21%

MONEY MARKET FUNDS – 0.21%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.17%[c,d,e]	4,601,717	4,601,717
BlackRock Cash Funds: Prime, SL Agency Shares 0.16%[c,d,e]	739,545	739,545
BlackRock Cash Funds: Treasury, SL Agency Shares 0.10%[c,d]	1,132,114	1,132,114

		6,473,376

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,473,376)		6,473,376

TOTAL INVESTMENTS IN SECURITIES – 100.03%
(Cost: $3,286,526,909)		3,058,181,144

Other Assets, Less Liabilities – (0.03)%		(889,367)

NET ASSETS – 100.00%		$3,057,291,777

NVS – Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

20	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI CHILE INVESTABLE MARKET INDEX FUND

February 28, 2010

Security	Shares	Value
COMMON STOCKS – 99.79%

AIRLINES – 4.56%
LAN Airlines SA	1,002,864	$17,186,468

		17,186,468

APPAREL – 0.23%
Forus SA	614,884	883,031

		883,031

BANKS – 8.87%
Banco de Credito e Inversiones	257,448	9,316,931
Banco Santander Chile SA	299,270,312	18,566,507
CorpBanca SA	651,699,248	5,565,493

		33,448,931

BEVERAGES – 4.22%
Compania Cervecerias Unidas SA	1,022,176	7,928,837
Vina Concha y Toro SA	3,516,552	7,979,156

		15,907,993

BUILDING MATERIALS – 0.52%
SalfaCorp SA	1,098,241	1,976,518

		1,976,518

CHEMICALS – 6.39%
Sociedad Quimica y Minera de Chile SA Series B	653,208	24,075,827

		24,075,827

COMPUTERS – 1.00%
Sonda SA	2,405,432	3,772,233

		3,772,233

ELECTRIC – 26.68%
AES Gener SA	17,154,360	7,883,285
Colbun SA	52,494,640	13,569,701
Empresa Electrica del Norte Grande SA	565,410	1,093,469
Empresa Electrica Pilmaiquen SA	147,339	654,526
Empresa Nacional de Electricidad SA	23,168,144	37,951,838
Enersis SA	92,381,264	39,446,667

		100,599,486

ENGINEERING & CONSTRUCTION – 0.38%
Socovesa SA	3,786,821	1,442,944

		1,442,944

Security	Shares	Value
FOOD – 4.97%
Cencosud SA	4,916,944	$18,735,698

		18,735,698

FOREST PRODUCTS & PAPER – 9.75%
Empresas CMPC SA	782,000	33,241,551
Masisa SA	24,865,832	3,523,354

		36,764,905

HEALTH CARE – SERVICES – 0.32%
Banmedica SA	1,001,232	1,219,308

		1,219,308

HOLDING COMPANIES – DIVERSIFIED – 13.58%
Empresas Copec SA	3,241,016	51,198,434

		51,198,434

IRON & STEEL – 4.32%
CAP SA	536,248	16,274,832

		16,274,832

METAL FABRICATE & HARDWARE – 0.39%
Madeco SA	24,564,864	1,481,653

		1,481,653

REAL ESTATE – 1.08%
Parque Arauco SA	3,328,464	4,078,922

		4,078,922

RETAIL – 7.26%
La Polar SA	1,872,312	11,077,921
Ripley Corp. SA	3,241,594	2,712,449
S.A.C.I. Falabella SA	2,490,024	13,593,219

		27,383,589

TELECOMMUNICATIONS – 2.73%
Empresa Nacional de Telecomunicaciones SA	726,512	10,273,415

		10,273,415

TRANSPORTATION – 1.11%
Compania SudAmericana de Vapores SAa	5,283,600	4,198,552

		4,198,552

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHILE INVESTABLE MARKET INDEX FUND

February 28, 2010

Security	Shares	Value
WATER – 1.43%
Inversiones Aguas
Metropolitanas SA	4,326,976	$5,385,418

		5,385,418

TOTAL COMMON STOCKS
(Cost: $290,281,945)		376,288,157	[b]

SHORT-TERM INVESTMENTS – 0.11%

MONEY MARKET FUNDS – 0.11%
BlackRock Cash Funds: Treasury, SL Agency Shares 0.10%[c,d]	428,693	428,693

		428,693

TOTAL SHORT-TERM INVESTMENTS
(Cost: $428,693)		428,693

TOTAL INVESTMENTS IN SECURITIES – 99.90%
(Cost: $290,710,638)		376,716,850

Other Assets, Less Liabilities – 0.10%		378,713

NET ASSETS – 100.00%		$377,095,563

[a]	Non-income earning security.
[b]	Securities valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

22	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI ISRAEL CAPPED INVESTABLE MARKET INDEX FUND

February 28, 2010

Security	Shares	Value
COMMON STOCKS – 99.90%

AEROSPACE & DEFENSE – 2.24%
Elbit Systems Ltd.	81,324	$4,993,296

		4,993,296

AIRLINES – 0.16%
El Al Israel Airlines Ltd.[a]	1,372,059	350,413

		350,413

BANKS – 16.07%
Bank Hapoalim Ltd.[a,b]	2,550,447	10,590,582
Bank Leumi le-Israel[a]	3,650,022	15,436,642
Israel Discount Bank Ltd. Class Aa	1,979,235	4,321,474
Mizrahi Tefahot Bank Ltd.[a]	525,609	4,607,164
Union Bank of Israel[a]	167,184	839,350

		35,795,212

CHEMICALS – 11.40%
Frutarom[b]	154,872	1,402,599
Israel Chemicals Ltd.	1,607,121	19,561,068
Makhteshim-Agan Industries Ltd.	871,317	4,441,330

		25,404,997

COMMERCIAL SERVICES – 0.55%
AL-ROV (Israel) Ltd.[a]	15,795	425,129
Nitsba Holdings 1995 Ltd.[a]	97,767	804,699

		1,229,828

COMPUTERS – 0.20%
MATRIX IT Ltd.	97,524	448,324

		448,324

DIVERSIFIED FINANCIAL SERVICES – 0.58%
FIBI Holdings Ltd.[a]	37,665	907,110
Mivtach Shamir Holdings Ltd.[a]	12,069	375,310

		1,282,420

ELECTRICAL COMPONENTS & EQUIPMENT – 0.17%
Electra (Israel) Ltd.	3,807	382,161

		382,161

ELECTRONICS – 1.15%
Elron Electronic Industries Ltd.[a]	68,202	520,202
Ituran Location and Control Ltd.	62,937	970,489
Orbotech Ltd.[a]	119,394	1,074,546

		2,565,237

Security	Shares	Value
ENGINEERING & CONSTRUCTION – 0.54%
Shikun & Binui Ltd.	640,386	$1,211,793

		1,211,793

FOOD – 1.02%
Blue Square-Israel Ltd.	56,781	638,063
Maabarot Products Ltd.	13,122	168,257
Shufersal Ltd.	235,386	1,456,484

		2,262,804

FOREST PRODUCTS & PAPER – 0.36%
Hadera Paper Ltd.[a]	10,287	811,308

		811,308

HEALTH CARE – PRODUCTS – 1.00%
Given Imaging Ltd.[a]	61,317	1,068,755
Syneron Medical Ltd.[a]	120,690	1,152,589

		2,221,344

HOLDING COMPANIES – DIVERSIFIED – 0.86%
Clal Industries and Investments Ltd.	169,550	1,140,654
Elco Holdings Ltd.	33,696	493,602
Granite Hacarmel Investments Ltd.[a]	121,338	277,775

		1,912,031

HOME BUILDERS – 0.36%
Bayside Land Corp. Ltd.	1,322	306,875
Property & Building Corp. Ltd.	5,751	489,638

		796,513

INSURANCE – 2.35%
Clal Insurance Enterprises Holdings Ltd.[a,b]	56,914	1,378,227
Harel Insurance Investments & Financial Services Ltd.[a,b]	32,805	1,682,575
Menorah Mivtachim Holdings Ltd.[a]	107,973	1,388,775
Phoenix Holdings Ltd.[a]	259,039	795,249

		5,244,826

INTERNET – 8.23%
Check Point Software Technologies Ltd.[a]	511,758	16,683,311
NetVision Ltd.	24,219	265,361
RADVision Ltd.[a]	54,999	332,744
Radware Ltd.[a]	61,722	1,049,274

		18,330,690

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ISRAEL CAPPED INVESTABLE MARKET INDEX FUND

February 28, 2010

Security	Shares	Value
INVESTMENT COMPANIES – 4.46%
Delek Group Ltd. (The)	13,932	$3,064,044
Discount Investment Corp. Ltd.	66,987	1,693,068
Elbit Imaging Ltd.[a]	47,628	1,115,543
Israel Corp. Ltd. (The)[a]	5,346	4,057,782

		9,930,437

MACHINERY – 0.84%
Ormat Industries Ltd.[b]	228,177	1,873,243

		1,873,243

MANUFACTURING – 0.35%
FMS Enterprises Migun Ltd.	13,770	549,925
Plasson Industries Ltd.	10,368	227,583

		777,508

MEDIA – 0.50%
Hot Telecommunication Systems Ltd.[a]	99,144	1,119,617

		1,119,617

OIL & GAS – 1.95%
Delek Drilling LPa,b	738,801	1,809,608
Jerusalem Oil Exploration Ltd.[a]	26,649	490,170
Naphtha Israel Petroleum Corp. Ltd.[a]	84,807	375,274
Oil Refineries Ltd.[a,b]	3,139,317	1,658,350

		4,333,402

PHARMACEUTICALS – 23.93%
Teva Pharmaceutical Industries Ltd.	892,377	53,304,086

		53,304,086

REAL ESTATE – 3.67%
Adgar Investments & Development Ltd.	86,913	112,434
Africa Israel Investments Ltd.[a,b]	57,024	612,723
Africa Israel Properties Ltd.[a]	24,948	378,000
Airport City Ltd.[a]	107,163	479,305
Alony Hetz Properties & Investments Ltd.	225,666	888,091
Amot Investments Ltd.	256,527	642,930
Azorim-Investment Development & Construction Co. Ltd.[a]	35,640	186,571
British Israel Investments Ltd.	163,701	448,407
Delek Real Estate Ltd.[a,b]	332,181	329,676
Electra Real Estate Ltd.[a]	36,489	320,906

Security	Shares	Value
Gazit Globe Ltd.[b]	186,381	$1,923,742
Gazit Inc.	24,867	523,731
Jerusalem Economy Ltd.[a]	62,613	483,869
Melisron Ltd.	33,372	856,270

		8,186,655

RETAIL – 0.68%
Delek Automotive Systems Ltd.[b]	125,145	1,519,228

		1,519,228

SEMICONDUCTORS – 0.73%
Mellanox Technologies Ltd.[a]	83,997	1,629,700

		1,629,700

SOFTWARE – 0.47%
Fundtech Ltd.[a]	14,175	179,597
Retalix Ltd.[a]	66,744	873,139

		1,052,736

TELECOMMUNICATION EQUIPMENT – 0.18%
AudioCodes Ltd.[a]	113,319	394,350

		394,350

TELECOMMUNICATIONS – 14.90%
012 Smile.Communications Ltd.[a]	28,998	851,867
Alvarion Ltd.[a]	193,185	708,989
Bezeq The Israel Telecommunication Corp. Ltd.	4,191,750	10,882,908
Cellcom Israel Ltd.	144,747	4,853,631
Ceragon Networks Ltd.[a,b]	105,381	1,228,742
Gilat Satellite Networks Ltd.[a]	108,322	567,607
NICE Systems Ltd.[a,b]	223,236	6,847,440
Partner Communications Co. Ltd.	304,155	7,043,420
RRSat Global Communications Network Ltd.	21,186	219,911

		33,204,515

TOTAL COMMON STOCKS
(Cost: $220,435,858)		222,568,674

SHORT-TERM INVESTMENTS – 2.83%

MONEY MARKET FUNDS – 2.83%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.17%[c,d,e]	5,399,101	5,399,101

24	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ISRAEL CAPPED INVESTABLE MARKET INDEX FUND

February 28, 2010

Security	Shares	Value
BlackRock Cash Funds: Prime, SL Agency Shares 0.16%[c,d,e]	867,693	$867,693
BlackRock Cash Funds: Treasury, SL Agency Shares 0.10%[c,d]	48,648	48,648

		6,315,442

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,315,442)		6,315,442

TOTAL INVESTMENTS IN SECURITIES – 102.73%
(Cost: $226,751,300)		228,884,116

Other Assets, Less Liabilities – (2.73)%		(6,087,022)

NET ASSETS – 100.00%		$222,797,094

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited)

iSHARES® MSCI MEXICO INVESTABLE MARKET INDEX FUND

February 28, 2010

Security	Shares	Value
COMMON STOCKS – 99.90%

BANKS – 1.14%
Banco Compartamos SAa	2,050,300	$11,234,015

		11,234,015

BEVERAGES – 7.33%
Fomento Economico Mexicano SAB de CV BD Units	10,312,408	44,289,163
Grupo Modelo SAB de CV Series Cb	5,095,356	28,333,351

		72,622,514

BUILDING MATERIALS – 5.84%
Cemex SAB de CV CPO[b]	60,209,870	57,835,413

		57,835,413

CHEMICALS – 1.41%
Mexichem SAB de CV	5,968,231	13,918,669

		13,918,669

DIVERSIFIED FINANCIAL SERVICES – 5.91%
Bolsa Mexicana de Valores SAB de CVa,b	1,806,700	2,609,540
Financiera Independencia SAB de CVa,b	600,168	592,944
Grupo Financiero Banorte SAB de CV Series O	9,277,100	34,700,839
Grupo Financiero Inbursa SAB de CV Series O	5,947,900	20,627,613

		58,530,936

ENGINEERING & CONSTRUCTION – 4.14%
Carso Infraestructura y Construccion SAB de CV Series B1[a,b]	6,861,400	4,404,617
Empresas ICA SAB de CVa,b	3,674,374	8,152,012
Grupo Aeroportuario del Centro Norte SAB de CVa	1,441,300	2,285,996
Grupo Aeroportuario del Pacifico SAB de CV Series B	4,364,500	14,890,295
Grupo Aeroportuario del Sureste SAB de CV Series B SP ADR	211,120	11,267,474

		41,000,394

FOOD – 3.58%
Alsea SAB de CVa	2,984,145	2,691,250

Security	Shares	Value
Gruma SAB de CV Series Ba,b	2,111,269	$4,165,103
Grupo Bimbo SAB de CV Series Aa	3,917,900	28,598,101

		35,454,454

FOREST PRODUCTS & PAPER – 2.91%
Kimberly-Clark de Mexico SAB de CV Series A	5,440,400	28,855,043

		28,855,043

HOLDING COMPANIES – DIVERSIFIED – 4.17%
Alfa SAB de CV Series A	2,801,400	18,911,026
Grupo Carso SAB de CV Series A1	6,293,030	22,400,945

		41,311,971

HOME BUILDERS – 3.50%
Consorcio ARA SAB de CVa,b	7,267,400	4,944,022
Corporacion Geo SAB de CV Series Ba,b	3,349,960	9,873,842
Desarrolladora Homex SAB de CVb	1,908,230	8,706,264
Sare Holding SAB de CV Series Ba,b	1,157,100	375,019
Urbi Desarrollos Urbanos SAB de CVb	4,790,800	10,790,200

		34,689,347

IRON & STEEL – 0.23%
Compania Minera Autlan SAB de CV Series Ba	369,200	805,238
Grupo Simec SAB de CV Series Ba,b	568,400	1,433,710

		2,238,948

MACHINERY – 0.49%
Industrias CH SAB de CV
Series Ba,b	1,481,900	4,826,072

		4,826,072

MEDIA – 5.17%
Grupo Televisa SA CPO	11,388,399	42,161,259
Megacable Holdings SAB de CV CPO[a,b]	2,050,300	4,767,113
TV Azteca SAB de CV CPO[a]	7,986,000	4,288,792

		51,217,164

MINING – 6.26%
Grupo Mexico SAB de CV Series B	19,812,810	47,322,739

26	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI MEXICO INVESTABLE MARKET INDEX FUND

February 28, 2010

Security	Shares	Value
Industrias Penoles SAB de CV	730,800	$14,636,310

		61,959,049

PHARMACEUTICALS – 0.20%
Genomma Lab Internacional SAB de CV Series Ba,b	649,600	1,991,454

		1,991,454

RETAIL – 13.37%
Controladora Comercial Mexicana SA de CV BC Units[a,b]	5,440,400	4,740,319
Grupo Elektra SA de CVa	505,470	26,432,238
Grupo Famsa SAB de CV Series Aa,b	2,050,315	3,919,655
Wal-Mart de Mexico SAB de CV Series V	19,508,300	97,268,510

		132,360,722

TELECOMMUNICATIONS – 34.25%
America Movil SAB de CV Series L	102,393,240	228,373,297
Axtel SAB de CV CPO[a,b]	8,566,600	6,921,015
Carso Global Telecom SAB de CV Series A1[b]	6,475,731	29,028,309
Maxcom Telecomunicaciones SAB de CVa,b	731,000	553,955
Telefonos de Mexico SAB de CV Series L	46,669,700	36,535,630
Telmex Internacional SAB de CV Series L	41,330,800	37,694,790

		339,106,996

TOTAL COMMON STOCKS
(Cost: $1,137,877,557)		989,153,161

SHORT-TERM INVESTMENTS – 4.00%

MONEY MARKET FUNDS – 4.00%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.17%[c,d,e]	33,936,435	33,936,435
BlackRock Cash Funds: Prime, SL Agency Shares 0.16%[c,d,e]	5,453,948	5,453,948

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares 0.10%[c,d]	233,889	$233,889

		39,624,272

TOTAL SHORT-TERM INVESTMENTS
(Cost: $39,624,272)		39,624,272

TOTAL INVESTMENTS IN SECURITIES – 103.90%
(Cost: $1,177,501,829)		1,028,777,433

Other Assets, Less Liabilities – (3.90)%		(38,615,802)

NET ASSETS – 100.00%		$990,161,631

SP ADR – Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited)

iSHARES® MSCI SOUTH AFRICA INDEX FUND

February 28, 2010

Security	Shares	Value
COMMON STOCKS – 99.86%

BANKS – 14.80%
Absa Group Ltd.	666,225	$11,543,438
FirstRand Ltd.	5,810,859	13,790,792
Nedbank Group Ltd.[a]	359,073	5,621,862
Standard Bank Group Ltd.	2,408,535	33,768,826

		64,724,918

BUILDING MATERIALS – 0.99%
Pretoria Portland
Cement Co. Ltd.	1,027,080	4,355,157

		4,355,157

DIVERSIFIED FINANCIAL SERVICES – 3.49%
African Bank Investments Ltd.	1,574,802	6,363,314
Investec Ltd.	443,718	3,152,253
RMB Holdings Ltd.	1,495,422	5,734,288

		15,249,855

ELECTRONICS – 0.60%
Reunert Ltd.	366,120	2,636,331

		2,636,331

ENGINEERING & CONSTRUCTION – 1.66%
Aveng Ltd.	816,318	3,983,338
Murray & Roberts Holdings Ltd.	649,944	3,273,252

		7,256,590

FOOD – 3.62%
Shoprite Holdings Ltd.	840,213	8,210,836
Tiger Brands Ltd.	332,667	7,639,036

		15,849,872

FOREST PRODUCTS & PAPER – 0.92%
Sappi Ltd.[b]	1,051,785	4,049,602

		4,049,602

HEALTH CARE – PRODUCTS – 1.13%
Aspen Pharmacare Holdings Ltd.[b]	532,737	4,935,003

		4,935,003

HEALTH CARE – SERVICES – 0.73%
Netcare Ltd.[a,b]	1,912,167	3,203,369

		3,203,369

HOLDING COMPANIES – DIVERSIFIED – 5.76%
Bidvest Group Ltd.	605,313	10,424,857
Imperial Holdings Ltd.	350,730	4,290,030

Security	Shares	Value
Remgro Ltd.	892,539	$10,480,594

		25,195,481

HOME FURNISHINGS – 1.48%
Steinhoff International
Holdings Ltd.[b]	2,599,533	6,484,842

		6,484,842

INSURANCE – 4.13%
Discovery Holdings Ltd.	549,747	2,410,724
Liberty Holdings Ltd.	236,115	2,164,452
Sanlam Ltd.	4,229,820	13,482,224

		18,057,400

IRON & STEEL – 3.09%
ArcelorMittal South Africa Ltd.	368,639	5,611,470
Kumba Iron Ore Ltd.	165,159	7,908,324

		13,519,794

MEDIA – 6.81%
Naspers Ltd. Class N	792,747	29,788,132

		29,788,132

MINING – 21.72%
African Rainbow Minerals Ltd.	218,700	5,250,284
Anglo Platinum Ltd.[b]	122,796	11,447,288
AngloGold Ashanti Ltd.	633,582	22,897,238
Exxaro Resources Ltd.	257,256	3,859,931
Gold Fields Ltd.	1,380,564	16,004,059
Harmony Gold Mining Co. Ltd.	746,496	6,725,233
Impala Platinum Holdings Ltd.	1,106,622	27,122,310
Northam Platinum Ltd.[a]	297,108	1,726,556

		95,032,899

OIL & GAS – 9.96%
Sasol Ltd.	1,183,896	43,551,370

		43,551,370

REAL ESTATE – 2.43%
Growthpoint Properties Ltd.	3,025,512	5,743,519
Redefine Income Fund Ltd.	4,924,719	4,870,425

		10,613,944

RETAIL – 4.64%
Foschini Ltd.	421,362	3,326,036
Massmart Holdings Ltd.	415,044	4,966,232
Pick’n Pay Stores Ltd.	470,043	2,477,622
Truworths International Ltd.	890,919	5,746,890

28	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SOUTH AFRICA INDEX FUND

February 28, 2010

Security	Shares	Value
Woolworths Holdings Ltd.	1,403,649	$3,774,441

		20,291,221

TELECOMMUNICATIONS – 11.90%
MTN Group Ltd.	3,035,070	44,311,349
Telkom South Africa Ltd.	537,435	2,352,527
Vodacom Group (Proprietary) Ltd.	766,827	5,377,644

		52,041,520

TOTAL COMMON STOCKS
(Cost: $505,802,852)		436,837,300

SHORT-TERM INVESTMENTS – 1.56%

MONEY MARKET FUNDS – 1.56%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.17%[c,d,e]	5,835,904	5,835,904
BlackRock Cash Funds: Prime, SL Agency Shares 0.16%[c,d,e]	937,892	937,892
BlackRock Cash Funds: Treasury, SL Agency Shares 0.10%[c,d]	27,145	27,145

		6,800,941

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,800,941)		6,800,941

TOTAL INVESTMENTS IN SECURITIES – 101.42%
(Cost: $512,603,793)		443,638,241

Other Assets, Less Liabilities – (1.42)%		(6,201,721)

NET ASSETS – 100.00%		$437,436,520

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited)

iSHARES® MSCI TURKEY INVESTABLE MARKET INDEX FUND

February 28, 2010

Security	Shares	Value
COMMON STOCKS – 99.88%

AEROSPACE & DEFENSE – 0.32%
Aselsan Elektronik Sanayi ve TAS[a]	157,143	$1,152,052

		1,152,052

AIRLINES – 2.03%
Turk Hava Yollari AO	2,338,182	7,433,154

		7,433,154

AUTO MANUFACTURERS – 0.89%
Otokar Otobus Karoseri Sanayi ASa	56,007	603,183
Tofas Turk Otomobil Fabrikasi ASa	835,401	2,655,766

		3,258,949

BANKS – 42.86%
Akbank TAS[a]	5,010,789	25,357,092
Albaraka Turk Katilim Bankasi AS	1,259,349	2,026,266
Asya Katilim Bankasi ASb	3,006,150	7,099,222
Sekerbank TAS[a,b]	1,170,414	1,716,116
Tekstil Bankasi ASb	699,279	526,268
Turk Ekonomi Bankasi ASa,b	1,468,236	2,295,682
Turkiye Garanti Bankasi AS	14,031,003	51,887,447
Turkiye Halk Bankasi AS	2,087,841	13,206,896
Turkiye Is Bankasi ASa	7,200,060	19,993,030
Turkiye Is Bankasi AS New[a,b]	3,320,563	8,789,631
Turkiye Vakiflar Bankasi TAO[b]	5,007,555	11,435,815
Yapi ve Kredi Bankasi ASb	5,807,383	12,508,847

		156,842,312

BEVERAGES – 4.83%
Anadolu Efes Biracilik ve Malt Sanayii AS	1,352,988	13,693,589
Coca-Cola Icecek ASa	424,977	3,970,330

		17,663,919

BUILDING MATERIALS – 1.97%
Adana Cimento Sanayii TAS Class A	382,788	1,316,234
Akcansa Cimento Sanayi ve TAS	319,725	1,410,536
Bolu Cimento Sanayii AS	485,900	592,657
Cimsa Cimento Sanayi ve TAS[a]	270,627	1,395,844
Goltas Goller Bolgesi Cimento Sanayi ve TAS	19,110	805,885
Mardin Cimento Sanayii ve TAS	334,058	1,701,337

		7,222,493

Security	Shares	Value
CHEMICALS – 1.46%
Aksa Akrilik Kimya Sanayii ASb	554,337	$805,602
Bagfas Bandirma Gubre Fabrikalari ASa	12,054	969,732
Gubre Fabrikalari TAS[a,b]	111,426	686,768
Petkim Petrokimya Holding ASa,b	547,281	2,893,788

		5,355,890

COMMERCIAL SERVICES – 0.64%
Ihlas Holding ASa,b	1,983,471	772,104
Koza Anadolu Metal Madencilik Isletmeleri ASa,b	648,123	1,555,815

		2,327,919

DISTRIBUTION & WHOLESALE – 0.64%
Aygaz AS	601,377	2,340,974

		2,340,974

DIVERSIFIED FINANCIAL SERVICES – 0.90%
Finans Finansal Kiralama ASb	383,082	526,898
Is Yatirim Menkul Degerler AS	237,699	419,464
Turkiye Sinai Kalkinma Bankasi ASb	1,802,662	2,339,069

		3,285,431

ELECTRIC – 0.69%
Akenerji Elektrik Uretim ASa	130,977	1,444,584
Zorlu Enerji Elektrik Uretim ASa,b	584,031	1,091,257

		2,535,841

ENGINEERING & CONSTRUCTION – 2.75%
Enka Insaat ve Sanayi AS	1,564,228	6,139,799
TAV Havalimanlari Holding ASa,b	1,092,063	3,932,234

		10,072,033

ENTERTAINMENT – 0.39%
Fenerbahce Sportif Hizmetler Sanayi ve TAS	25,137	799,113
Galatasaray Sportif Sinai ve Ticari Yatirimlar AS	5,439	638,699

		1,437,812

FOOD – 4.04%
Banvit Bandirma Vitaminli Yem Sanayii ASa,b	233,877	737,433
BIM Birlesik Magazalar AS	253,575	11,269,269
Pinar Sut Mamulleri Sanayii AS	120,246	565,597

30	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI TURKEY INVESTABLE MARKET INDEX FUND

February 28, 2010

Security	Shares	Value
Tat Konserve Sanayii ASa,b	409,689	$818,660
Ulker Biskuvi Sanayi ASa	627,984	1,385,244

		14,776,203

FOREST PRODUCTS & PAPER – 0.41%
Ipek Matbaacilik Sanayi ve TAS[b]	347,802	613,762
Kartonsan Karton Sanayi ve TAS	12,201	902,400

		1,516,162

HOLDING COMPANIES – DIVERSIFIED – 9.62%
Alarko Holding AS	447,321	1,050,574
Dogan Sirketler Grubu Holdings AS	5,731,531	3,904,439
Eczacibasi Yatirim Holding Ortakligi AS	210,798	672,869
Haci Omer Sabanci Holding AS	3,506,099	13,306,958
Haci Omer Sabanci Holding AS New[b]	619,167	2,289,715
KOC Holding ASa,b	3,226,650	9,629,605
Tekfen Holding ASa,b	865,536	2,807,721
Yazicilar Holding ASa	267,393	1,561,318

		35,223,199

HOME FURNISHINGS – 0.46%
Vestel Beyaz Esya Sanayi ve TAS[a]	381,612	866,540
Vestel Elektronik Sanayi ve TAS[a,b]	559,482	827,599

		1,694,139

HOUSEWARES – 1.01%
Anadolu Cam Sanayii ASb	579,621	691,928
Turk Sise ve Cam Fabrikalari ASb	2,572,941	3,004,700

		3,696,628

INSURANCE – 1.19%
Aksigorta ASa	814,674	835,102
Anadolu Anonim Turk Sigorta Sirketi	1,275,079	1,058,878
Anadolu Hayat Emeklilik AS	251,076	759,084
Gunes Sigorta ASa,b	249,900	321,019
Yapi Kredi Sigorta AS	187,131	1,371,901

		4,345,984

IRON & STEEL – 2.73%
Eregli Demir ve Celik Fabrikalari TAS[b]	2,671,872	7,315,212
Izmir Demir Celik Sanayi ASb	300,615	376,415

Security	Shares	Value
Kardemir Karabuk Demir Celik Sanayi ve TAS Class Ab	1,177,176	$557,523
Kardemir Karabuk Demir Celik Sanayi ve TAS Class Bb	618,576	292,964
Kardemir Karabuk Demir Celik Sanayi ve TAS Class Da,b	3,816,267	1,436,037

		9,978,151

MACHINERY – 0.14%
Turk Traktor ve Ziraat Makineleri ASa	89,082	497,035

		497,035

MANUFACTURING – 0.46%
Trakya Cam Sanayii ASa,b	1,357,692	1,664,799

		1,664,799

MEDIA – 1.01%
Dogan Gazetecilik ASb	316,638	579,311
Dogan Yayin Holding ASa,b	1,339,023	1,372,600
Hurriyet Gazetecilik ve Matbaacilik ASa,b	1,659,483	1,733,395

		3,685,306

METAL FABRICATE & HARDWARE – 0.11%
Borusan Mannesmann Boru Sanayi ve TAS[b]	56,595	414,911

		414,911

MINING – 0.16%
Park Elektrik Madencilik Sanayi ve TAS[a,b]	348,537	583,401

		583,401

OIL & GAS – 4.15%
Turkiye Petrol Rafinerileri AS	836,724	15,199,839

		15,199,839

PHARMACEUTICALS – 1.10%
Deva Holding ASb	386,022	771,368
Deva Holding AS New[b]	97,818	195,465
EIS Eczacibasi Ilac Sanayi ve TAS	1,099,266	1,854,278
Selcuk Ecza Deposu Ticaret ve Sanayi AS	690,606	1,209,742

		4,030,853

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI TURKEY INVESTABLE MARKET INDEX FUND

February 28, 2010

Security	Shares	Value
REAL ESTATE INVESTMENT TRUSTS – 0.95%
Is Gayrimenkul Yatirim Ortakligi ASa	1,654,485	$1,610,100
Sinpas Gayrimenkul Yatirim Ortakligi ASa	1,336,671	1,864,497

		3,474,597

RETAIL – 0.44%
Dogus Otomotiv Servis ve TAS[b]	257,838	806,293
Turcas Petrolculuk ASa	274,302	811,508

		1,617,801

TELECOMMUNICATIONS – 11.42%
Nortel Networks Netas Telekomunikasyon AS	15,141	579,569
Turk Telekomunikasyon AS	3,506,391	11,010,434
Turkcell Iletisim Hizmetleri AS	5,145,882	30,213,924

		41,803,927

TRANSPORTATION – 0.11%
Celebi Hava Servisi ASa	40,572	405,365

		405,365

TOTAL COMMON STOCKS
(Cost: $375,449,887)		365,537,079

SHORT-TERM INVESTMENTS – 19.82%

MONEY MARKET FUNDS – 19.82%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.17%[c,d,e]	62,478,488	62,478,488
BlackRock Cash Funds: Prime, SL Agency Shares 0.16%[c,d,e]	10,040,962	10,040,962
BlackRock Cash Funds: Treasury, SL Agency Shares 0.10%[c,d]	31,152	31,152

		72,550,602

TOTAL SHORT-TERM INVESTMENTS
(Cost: $72,550,602)		72,550,602

Value
TOTAL INVESTMENTS IN SECURITIES – 119.70%
(Cost: $448,000,489)	$438,087,681

Other Assets, Less Liabilities – (19.70)%	(72,100,065)

NET ASSETS – 100.00%	$365,987,616

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

32	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES®, INC.

February 28, 2010

	iShares MSCI
	Brazil Index Fund	BRIC Index Fund	Canada Index Fund	Chile Investable Market Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$6,033,363,817	$771,040,053	$3,280,053,533	$290,281,945
Affiliated issuers (Note 2)	18,117,258	36,457,125	6,473,376	428,693

Total cost of investments	$6,051,481,075	$807,497,178	$3,286,526,909	$290,710,638

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$10,228,353,307	$818,900,305	$3,051,707,768	$376,288,157
Affiliated issuers (Note 2)	18,117,258	36,457,125	6,473,376	428,693

Total fair value of investments	10,246,470,565	855,357,430	3,058,181,144	376,716,850
Foreign currencies, at value[b]	11,478,424	1,036,945	5,789,915	–
Receivables:
Investment securities sold	117,176,147	5,327,554	10,623,621	2,364,477
Dividends and interest	62,422,722	1,828,477	2,881,324	310,625
Capital shares sold	–	–	–	2,816,121

Total Assets	10,437,547,858	863,550,406	3,077,476,004	382,208,073

LIABILITIES
Payables:
Investment securities purchased	115,073,655	5,202,290	13,530,603	4,938,898
Collateral for securities on loan (Note 5)	18,108,900	36,340,636	5,341,262	–
Capital shares redeemed	–	–	99,693	–
Investment advisory fees (Note 2)	4,700,042	427,095	1,212,669	173,612

Total Liabilities	137,882,597	41,970,021	20,184,227	5,112,510

NET ASSETS	$10,299,665,261	$821,580,385	$3,057,291,777	$377,095,563

Net assets consist of:
Paid-in capital	$7,109,973,519	$803,042,229	$3,369,968,735	$313,758,887
Undistributed (distributions in excess of) net investment income	(180,280,356)	(661,306)	5,729,136	366,830
Accumulated net realized loss	(825,283,849)	(28,688,733)	(90,065,672)	(23,038,162)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	4,195,255,947	47,888,195	(228,340,422)	86,008,008

NET ASSETS	$10,299,665,261	$821,580,385	$3,057,291,777	$377,095,563

Shares outstanding[c]	150,150,000	19,150,000	118,300,000	6,800,000

Net asset value per share	$68.60	$42.90	$25.84	$55.46

[a]	Securities on loan with values of $17,740,368, $34,606,374, $5,086,651 and $—, respectively. See Note 5.
[b]	Cost of foreign currencies: $11,425,136, $1,021,457, $5,776,886 and $—, respectively.
[c]	$0.001 par value, number of shares authorized: 500 million, 500 million, 340.2 million and 200 million, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	33

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

February 28, 2010

	iShares MSCI
	Israel Capped Investable Market Index Fund	Mexico Investable Market Index Fund	South Africa Index Fund	Turkey Investable Market Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$220,435,858	$1,137,877,557	$505,802,852	$375,449,887
Affiliated issuers (Note 2)	6,315,442	39,624,272	6,800,941	72,550,602

Total cost of investments	$226,751,300	$1,177,501,829	$512,603,793	$448,000,489

Investments in securities, at fair value
(including securities on loana) (Note 1):
Unaffiliated issuers	$222,568,674	$989,153,161	$436,837,300	$365,537,079
Affiliated issuers (Note 2)	6,315,442	39,624,272	6,800,941	72,550,602

Total fair value of investments	228,884,116	1,028,777,433	443,638,241	438,087,681
Foreign currencies, at value[b]	274,308	1,071,273	400,525	496,034
Receivables:
Investment securities sold	6,280,661	–	1,018,763	–
Due from custodian (Note 4)	9,871,242	–	–	–
Dividends and interest	144,127	87,509	211,434	114,689
Capital shares sold	22,034	–	–	–

Total Assets	245,476,488	1,029,936,215	445,268,963	438,698,404

LIABILITIES
Payables:
Investment securities purchased	16,317,778	–	822,576	–
Collateral for securities on loan (Note 5)	6,266,794	39,390,383	6,773,796	72,519,450
Capital shares redeemed	–	–	20,741	–
Investment advisory fees (Note 2)	94,822	384,201	215,330	191,338

Total Liabilities	22,679,394	39,774,584	7,832,443	72,710,788

NET ASSETS	$222,797,094	$990,161,631	$437,436,520	$365,987,616

Net assets consist of:
Paid-in capital	$236,504,099	$1,144,207,978	$531,789,158	$371,228,302
Distributions in excess of net investment income	(311,852)	(514,676)	(2,376,481)	(1,743,321)
Undistributed net realized gain
(accumulated net realized loss)	(15,529,100)	(4,807,275)	(23,008,041)	6,422,328
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	2,133,947	(148,724,396)	(68,968,116)	(9,919,693)

NET ASSETS	$222,797,094	$990,161,631	$437,436,520	$365,987,616

Shares outstanding[c]	4,050,000	20,300,000	8,100,000	7,350,000

Net asset value per share	$55.01	$48.78	$54.00	$49.79

[a]	Securities on loan with values of $5,940,126, $37,256,404, $6,416,340 and $76,554,113, respectively. See Note 5.
[b]	Cost of foreign currencies: $274,157, $1,071,273, $405,018 and $502,919, respectively.
[c]	$0.001 par value, number of shares authorized: 500 million, 255 million, 400 million and 200 million, respectively.

See notes to financial statements.

34	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES®, INC.

Six months ended February 28, 2010

	iShares MSCI
	Brazil Index Fund	BRIC Index Fund	Canada Index Fund	Chile Investable Market Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$126,255,711	$4,604,014	$30,507,212	$1,665,521
Interest from affiliated issuers (Note 2)	3,582	207	476	230
Securities lending income from affiliated issuers (Note 2)	13,702	126,431	49,064	–

Total investment income	126,272,995	4,730,652	30,556,752	1,665,751

EXPENSES
Investment advisory fees (Note 2)	31,948,241	2,464,371	7,701,894	869,651

Total expenses	31,948,241	2,464,371	7,701,894	869,651

Net investment income	94,324,754	2,266,281	22,854,858	796,100

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	188,163,583	(9,186,734)	(47,281,989)	619,522
In-kind redemptions	–	–	109,323,294	–
Foreign currency transactions	7,160,673	(345,666)	100,013	(15,667)

Net realized gain (loss)	195,324,256	(9,532,400)	62,141,318	603,855

Net change in unrealized appreciation (depreciation) on:
Investments	1,612,781,353	70,434,953	149,810,161	51,878,540
Translation of assets and liabilities in foreign currencies	(1,222,827)	13,802	68,173	1,783

Net change in unrealized appreciation (depreciation)	1,611,558,526	70,448,755	149,878,334	51,880,323

Net realized and unrealized gain	1,806,882,782	60,916,355	212,019,652	52,484,178

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,901,207,536	$63,182,636	$234,874,510	$53,280,278

[a]	Net of foreign withholding tax of $14,068,123, $432,504, $5,379,631 and $680,655, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	35

Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended February 28, 2010

	iShares MSCI
	Israel Capped Investable Market Index Fund	Mexico Investable Market Index Fund	South Africa Index Fund	Turkey Investable Market Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$1,339,924	$9,745,836	$6,727,741	$732,151
Interest from affiliated issuers (Note 2)	40	139	77	108
Securities lending income from affiliated issuers (Note 2)	71,605	354,969	12,656	373,232

Total investment income	1,411,569	10,100,944	6,740,474	1,105,491

EXPENSES
Investment advisory fees (Note 2)	474,579	2,496,621	1,650,957	1,110,551

Total expenses	474,579	2,496,621	1,650,957	1,110,551

Net investment income (loss)	936,990	7,604,323	5,089,517	(5,060)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(2,296,963)	(12,549,672)	(4,154,538)	(3,881,689)
In-kind redemptions	–	45,484,447	34,870,831	20,875,511
Foreign currency transactions	12,664	(51,798)	(1,630)	22,115

Net realized gain (loss)	(2,284,299)	32,882,977	30,714,663	17,015,937

Net change in unrealized appreciation (depreciation) on:
Investments	24,519,738	59,345,712	(9,283,080)	(16,050,200)
Translation of assets and liabilities in foreign currencies	(3,545)	15,888	(2,247)	(7,844)

Net change in unrealized appreciation (depreciation)	24,516,193	59,361,600	(9,285,327)	(16,058,044)

Net realized and unrealized gain	22,231,894	92,244,577	21,429,336	957,893

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$23,168,884	$99,848,900	$26,518,853	$952,833

[a]	Net of foreign withholding tax of $281,032, $—, $— and $126,084, respectively.

See notes to financial statements.

36	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares MSCI Brazil Index Fund		iShares MSCI BRIC Index Fund
	Six months ended February 28, 2010 (Unaudited)	Year ended August 31, 2009	Six months ended February 28, 2010 (Unaudited)	Year ended August 31, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$94,324,754	$192,844,870	$2,266,281	$3,504,150
Net realized gain (loss)	195,324,256	(963,274,219)	(9,532,400)	(17,449,387)
Net change in unrealized appreciation (depreciation)	1,611,558,526	238,177,276	70,448,755	16,000,615

Net increase (decrease) in net assets resulting from operations	1,901,207,536	(532,252,073)	63,182,636	2,055,378

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(346,504,321)	(222,728,833)	(4,169,870)	(3,193,491)

Total distributions to shareholders	(346,504,321)	(222,728,833)	(4,169,870)	(3,193,491)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	6,659,059	3,187,809,782	264,728,746	340,101,221
Cost of shares redeemed	(39,063,496)	(897,722,395)	–	(2,215,782)

Net increase (decrease) in net assets from capital share transactions	(32,404,437)	2,290,087,387	264,728,746	337,885,439

INCREASE IN NET ASSETS	1,522,298,778	1,535,106,481	323,741,512	336,747,326

NET ASSETS
Beginning of period	8,777,366,483	7,242,260,002	497,838,873	161,091,547

End of period	$10,299,665,261	$8,777,366,483	$821,580,385	$497,838,873

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(180,280,356)	$71,899,211	$(661,306)	$1,242,283

SHARES ISSUED AND REDEEMED
Shares sold	100,000	69,150,000	5,900,000	9,700,000
Shares redeemed	(600,000)	(17,350,000)	–	(100,000)

Net increase (decrease) in shares outstanding	(500,000)	51,800,000	5,900,000	9,600,000

See notes to financial statements.

FINANCIAL STATEMENTS	37

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Canada Index Fund		iShares MSCI Chile Investable Market Index Fund
	Six months ended February 28, 2010 (Unaudited)	Year ended August 31, 2009	Six months ended February 28, 2010 (Unaudited)	Year ended August 31, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$22,854,858	$29,085,589	$796,100	$3,711,626
Net realized gain (loss)	62,141,318	(88,665,380)	603,855	(21,842,611)
Net change in unrealized appreciation (depreciation)	149,878,334	(320,275,596)	51,880,323	41,659,903

Net increase (decrease) in net assets resulting from operations	234,874,510	(379,855,387)	53,280,278	23,528,918

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(26,854,188)	(29,274,634)	(982,421)	(3,316,556)

Total distributions to shareholders	(26,854,188)	(29,274,634)	(982,421)	(3,316,556)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	995,479,759	1,115,573,096	110,015,354	234,309,554
Cost of shares redeemed	(539,845,860)	(383,866,414)	(48,422,527)	(67,475,216)

Net increase in net assets from capital share transactions	455,633,899	731,706,682	61,592,827	166,834,338

INCREASE IN NET ASSETS	663,654,221	322,576,661	113,890,684	187,046,700

NET ASSETS
Beginning of period	2,393,637,556	2,071,060,895	263,204,879	76,158,179

End of period	$3,057,291,777	$2,393,637,556	$377,095,563	$263,204,879

Undistributed net investment income included in net assets at end of period	$5,729,136	$9,728,466	$366,830	$553,151

SHARES ISSUED AND REDEEMED
Shares sold	38,200,000	50,600,000	1,950,000	5,850,000
Shares redeemed	(20,900,000)	(17,400,000)	(1,050,000)	(1,650,000)

Net increase in shares outstanding	17,300,000	33,200,000	900,000	4,200,000

See notes to financial statements.

38	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Israel Capped Investable Market Index Fund		iShares MSCI Mexico Investable Market Index Fund
	Six months ended February 28, 2010 (Unaudited)	Year ended August 31, 2009	Six months ended February 28, 2010 (Unaudited)	Year ended August 31, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$936,990	$2,794,735	$7,604,323	$6,673,063
Net realized gain (loss)	(2,284,299)	(32,145,219)	32,882,977	(266,827,625)
Net change in unrealized appreciation (depreciation)	24,516,193	2,015,065	59,361,600	12,202,418

Net increase (decrease) in net assets resulting from operations	23,168,884	(27,335,419)	99,848,900	(247,952,144)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,587,992)	(2,877,576)	(10,960,027)	(9,905,910)

Total distributions to shareholders	(1,587,992)	(2,877,576)	(10,960,027)	(9,905,910)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	93,424,177	1,502,612	620,751,861	800,186,831
Cost of shares redeemed	–	(67,698,624)	(413,756,722)	(803,735,494)

Net increase (decrease) in net assets from capital share transactions	93,424,177	(66,196,012)	206,995,139	(3,548,663)

INCREASE (DECREASE) IN NET ASSETS	115,005,069	(96,409,007)	295,884,012	(261,406,717)

NET ASSETS
Beginning of period	107,792,025	204,201,032	694,277,619	955,684,336

End of period	$222,797,094	$107,792,025	$990,161,631	$694,277,619

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(311,852)	$339,150	$(514,676)	$2,841,028

SHARES ISSUED AND REDEEMED
Shares sold	1,750,000	50,000	12,900,000	22,900,000
Shares redeemed	–	(1,950,000)	(8,900,000)	(25,000,000)

Net increase (decrease) in shares outstanding	1,750,000	(1,900,000)	4,000,000	(2,100,000)

See notes to financial statements.

FINANCIAL STATEMENTS	39

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI South Africa Index Fund		iShares MSCI Turkey Investable Market Index Fund
	Six months ended February 28, 2010 (Unaudited)	Year ended August 31, 2009	Six months ended February 28, 2010 (Unaudited)	Year ended August 31, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$5,089,517	$15,496,775	$(5,060)	$2,499,255
Net realized gain (loss)	30,714,663	(51,609,671)	17,015,937	(5,778,951)
Net change in unrealized appreciation (depreciation)	(9,285,327)	22,370,334	(16,058,044)	4,879,633

Net increase (decrease) in net assets resulting from operations	26,518,853	(13,742,562)	952,833	1,599,937

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(9,778,818)	(16,108,974)	(1,919,801)	(3,253,085)

Total distributions to shareholders	(9,778,818)	(16,108,974)	(1,919,801)	(3,253,085)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	133,096,316	240,171,487	220,460,071	172,031,636
Cost of shares redeemed	(201,128,100)	(151,246,258)	(95,940,296)	(79,964,959)

Net increase (decrease) in net assets from capital share transactions	(68,031,784)	88,925,229	124,519,775	92,066,677

INCREASE (DECREASE) IN NET ASSETS	(51,291,749)	59,073,693	123,552,807	90,413,529

NET ASSETS
Beginning of period	488,728,269	429,654,576	242,434,809	152,021,280

End of period	$437,436,520	$488,728,269	$365,987,616	$242,434,809

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(2,376,481)	$2,312,820	$(1,743,321)	$181,540

SHARES ISSUED AND REDEEMED
Shares sold	2,400,000	5,600,000	4,200,000	4,250,000
Shares redeemed	(3,700,000)	(3,900,000)	(1,900,000)	(2,100,000)

Net increase (decrease) in shares outstanding	(1,300,000)	1,700,000	2,300,000	2,150,000

See notes to financial statements.

40	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Brazil Index Fund
	Six months ended Feb. 28, 2010 (Unaudited)	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008	Year ended Aug. 31, 2007	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005

Net asset value, beginning of period	$58.26	$73.27	$61.59	$39.09	$28.18	$16.96

Income from investment operations:
Net investment income[a]	0.63	1.56	1.93	1.09	1.00	0.89
Net realized and unrealized gain (loss)	12.02	(14.63)	11.59	22.35	10.49	10.79

Total from investment operations	12.65	(13.07)	13.52	23.44	11.49	11.68

Less distributions from:
Net investment income	(2.31)	(1.94)	(1.41)	(0.94)	(0.58)	(0.46)
Net realized gain	–	–	(0.43)	–	–	–

Total distributions	(2.31)	(1.94)	(1.84)	(0.94)	(0.58)	(0.46)

Net asset value, end of period	$68.60	$58.26	$73.27	$61.59	$39.09	$28.18

Total return	21.55%[b]	(16.05)%	21.58%	60.82%	41.13%	69.72%

Ratios/Supplemental data:
Net assets, end of period (000s)	$10,299,665	$8,777,366	$7,242,260	$4,434,334	$2,468,295	$552,285
Ratio of expenses to average net assets[c]	0.61%	0.65%	0.63%	0.69%	0.70%	0.74%
Ratio of expenses to average net assets exclusive of foreign taxes	n/a	n/a	0.63%	0.68%	n/a	n/a
Ratio of net investment income to average net assets[c]	1.79%	3.38%	2.37%	2.17%	2.65%	3.94%
Portfolio turnover rate[d]	9%	30%	30%	22%	15%	48%

[a]	Based on average shares outstanding throughout each period.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]

Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rate for the six months ended February 28, 2010 and the years ended August 31, 2009, August 31, 2008, August 31, 2007, August 31, 2006 and August 31, 2005 would have been 9%, 14%, 19%, 6%, 13% and 9%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	41

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI BRIC Index Fund
	Six months ended Feb. 28, 2010 (Unaudited)	Year ended Aug. 31, 2009	Period from Nov. 12, 2007[a] to Aug. 31, 2008

Net asset value, beginning of period	$37.57	$44.13	$56.50

Income from investment operations:
Net investment income[b]	0.14	0.58	0.72
Net realized and unrealized gain (loss)	5.43	(6.60)	(12.93)

Total from investment operations	5.57	(6.02)	(12.21)

Less distributions from:
Net investment income	(0.24)	(0.54)	(0.16)

Total distributions	(0.24)	(0.54)	(0.16)

Net asset value, end of period	$42.90	$37.57	$44.13

Total return	14.77%[c]	(13.08)%	(21.65)%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$821,580	$497,839	$161,092
Ratio of expenses to average net assets[d]	0.69%	0.72%	0.72%
Ratio of expenses to average net assets exclusive of foreign taxes[d]	n/a	n/a	0.72%
Ratio of net investment income to average net assets[d]	0.63%	1.87%	1.74%
Portfolio turnover rate[e]	5%	7%	9%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]

Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rate for the six months ended February 28, 2010, the year ended August 31, 2009 and the period ended August 31, 2008 would have been 1%, 6%, and 2%, respectively. See Note 4.

See notes to financial statements.

42	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Canada Index Fund
	Six months ended Feb. 28, 2010 (Unaudited)	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008	Year ended Aug. 31, 2007	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005

Net asset value, beginning of period	$23.70	$30.55	$29.87	$24.69	$20.30	$14.33

Income from investment operations:
Net investment income[a]	0.20	0.41	0.47	0.35	0.25	0.17
Net realized and unrealized gain (loss)	2.18	(6.84)	0.72	5.11	4.29	6.00

Total from investment operations	2.38	(6.43)	1.19	5.46	4.54	6.17

Less distributions from:
Net investment income	(0.24)	(0.42)	(0.51)	(0.28)	(0.15)	(0.20)

Total distributions	(0.24)	(0.42)	(0.51)	(0.28)	(0.15)	(0.20)

Net asset value, end of period	$25.84	$23.70	$30.55	$29.87	$24.69	$20.30

Total return	10.05%[b]	(20.51)%	3.88%	22.33%	22.46%	43.35%

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,057,292	$2,393,638	$2,071,061	$1,323,122	$1,101,161	$420,301
Ratio of expenses to average net assets[c]	0.54%	0.55%	0.52%	0.52%	0.54%	0.57%
Ratio of expenses to average net assets exclusive of foreign taxes	n/a	0.55%	n/a	0.52%	n/a	n/a
Ratio of net investment income to average net assets[c]	1.59%	2.00%	1.46%	1.32%	1.09%	1.00%
Portfolio turnover rate[d]	4%	6%	11%	8%	20%	9%

[a]	Based on average shares outstanding throughout each period.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	43

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Chile Investable Market Index Fund
	Six months ended Feb. 28, 2010 (Unaudited)	Year ended Aug. 31, 2009	Period from Nov. 12, 2007[a] to Aug. 31, 2008

Net asset value, beginning of period	$44.61	$44.80	$48.84

Income from investment operations:
Net investment income[b]	0.14	0.76	0.92
Net realized and unrealized gain (loss)	10.90	(0.42)	(4.38)

Total from investment operations	11.04	0.34	(3.46)

Less distributions from:
Net investment income	(0.19)	(0.53)	(0.58)

Total distributions	(0.19)	(0.53)	(0.58)

Net asset value, end of period	$55.46	$44.61	$44.80

Total return	26.69%[c]	0.89%	(7.15)%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$377,096	$263,205	$76,158
Ratio of expenses to average net assets[d]	0.61%	0.65%	0.63%
Ratio of net investment income to average net assets[d]	0.56%	1.98%	2.38%
Portfolio turnover rate[e]	20%	53%	16%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]

Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rate for the six months ended February 28, 2010, the year ended August 31, 2009 and the period ended August 31, 2008 would have been 2%, 14% and 16%, respectively. See Note 4.

See notes to financial statements.

44	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Israel Capped Investable Market Index Fund
	Six months ended Feb. 28, 2010 (Unaudited)	Year ended Aug. 31, 2009	Period from Mar. 26, 2008[a] to Aug. 31, 2008

Net asset value, beginning of period	$46.87	$48.62	$50.33

Income from investment operations:
Net investment income[b]	0.31	0.98	0.21
Net realized and unrealized gain (loss)	8.35	(1.75)	(1.92)

Total from investment operations	8.66	(0.77)	(1.71)

Less distributions from:
Net investment income	(0.52)	(0.98)	–

Total distributions	(0.52)	(0.98)	–

Net asset value, end of period	$55.01	$46.87	$48.62

Total return	18.51%[c]	(0.63)%	(3.40)%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$222,797	$107,792	$204,201
Ratio of expenses to average net assets[d]	0.61%	0.66%	0.63%
Ratio of net investment income to average net assets[d]	1.20%	2.66%	0.93%
Portfolio turnover rate[e]	7%	27%	8%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	45

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Mexico Investable Market Index Fund
	Six months ended Feb. 28, 2010 (Unaudited)	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008	Year ended Aug. 31, 2007	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005

Net asset value, beginning of period	$42.59	$51.94	$58.35	$41.30	$29.04	$19.35

Income from investment operations:
Net investment income[a]	0.38	0.43	1.40	0.64	0.76	0.42
Net realized and unrealized gain (loss)	6.32	(9.17)	(6.21)	16.87	11.98	9.55

Total from investment operations	6.70	(8.74)	(4.81)	17.51	12.74	9.97

Less distributions from:
Net investment income	(0.51)	(0.61)	(1.60)	(0.46)	(0.48)	(0.28)

Total distributions	(0.51)	(0.61)	(1.60)	(0.46)	(0.48)	(0.28)

Net asset value, end of period	$48.78	$42.59	$51.94	$58.35	$41.30	$29.04

Total return	15.73%[b]	(16.50)%	(8.44)%	42.58%	44.11%	51.77%

Ratios/Supplemental data:
Net assets, end of period (000s)	$990,162	$694,278	$955,684	$1,382,810	$764,107	$255,557
Ratio of expenses to average net assets[c]	0.54%	0.55%	0.52%	0.51%	0.54%	0.57%
Ratio of net investment income to average net assets[c]	1.63%	1.25%	2.42%	1.19%	2.06%	1.70%
Portfolio turnover rate[d]	8%	13%	13%	14%	12%	9%

[a]	Based on average shares outstanding throughout each period.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

46	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI South Africa Index Fund
	Six months ended Feb. 28, 2010 (Unaudited)	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008[a]	Year ended Aug. 31, 2007[a]	Year ended Aug. 31, 2006[a]	Year ended Aug. 31, 2005[a]

Net asset value, beginning of period	$51.99	$55.80	$62.26	$48.84	$41.50	$29.96

Income from investment operations:
Net investment income[b]	0.51	1.94	2.28	1.50	1.44	0.96
Net realized and unrealized gain (loss)	2.59	(3.84)	(6.02)	13.18	6.89	11.18

Total from investment operations	3.10	(1.90)	(3.74)	14.68	8.33	12.14

Less distributions from:
Net investment income	(1.09)	(1.91)	(2.72)	(1.26)	(0.99)	(0.60)

Total distributions	(1.09)	(1.91)	(2.72)	(1.26)	(0.99)	(0.60)

Net asset value, end of period	$54.00	$51.99	$55.80	$62.26	$48.84	$41.50

Total return	5.96%[c]	(2.23)%	(6.18)%	30.34%	20.06%	40.62%

Ratios/Supplemental data:
Net assets, end of period (000s)	$437,437	$488,728	$429,655	$466,940	$297,898	$153,530
Ratio of expenses to average net assets[d]	0.61%	0.66%	0.63%	0.68%	0.70%	0.74%
Ratio of net investment income to average net assets[d]	1.87%	4.81%	3.61%	2.58%	2.79%	2.62%
Portfolio turnover rate[e]	2%	16%	21%	8%	7%	32%

[a]	Per share amounts were adjusted to reflect a two-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout each period.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	47

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Turkey Investable Market Index Fund
	Six months ended Feb. 28, 2010 (Unaudited)	Year ended Aug. 31, 2009	Period from Mar. 26, 2008[a] to Aug. 31, 2008

Net asset value, beginning of period	$48.01	$52.42	$50.30

Income from investment operations:
Net investment income (loss)[b]	(0.00)[c]	0.78	0.83
Net realized and unrealized gain (loss)	2.04	(4.22)	1.29

Total from investment operations	2.04	(3.44)	2.12

Less distributions from:
Net investment income	(0.26)	(0.97)	–

Total distributions	(0.26)	(0.97)	–

Net asset value, end of period	$49.79	$48.01	$52.42

Total return	4.25%[d]	(5.56)%	4.22%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$365,988	$242,435	$152,021
Ratio of expenses to average net assets[e]	0.61%	0.65%	0.63%
Ratio of net investment income (loss) to average net assets[e]	(0.00)%[c]	2.39%	3.78%
Portfolio turnover rate[f]	5%	16%	27%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Rounds to less than $0.01 or 0.01%, as applicable.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

48	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

These financial statements relate only to the iShares MSCI Brazil, iShares MSCI BRIC, iShares MSCI Canada, iShares MSCI Chile Investable Market, iShares MSCI Israel Capped Investable Market, iShares MSCI Mexico Investable Market, iShares MSCI South Africa and iShares MSCI Turkey Investable Market Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded equity securities in the aggregate in a particular market, as measured by that market’s equity securities index compiled by MSCI Inc. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Each Fund invests in the securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Directors of the Company (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

NOTES TO FINANCIAL STATEMENTS	49

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”);

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount

50	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

On Saturday, February 27, 2010, after the last business day but before the end of the reporting period, an earthquake struck the coast of Chile, near the capital city of Santiago. In accordance with, and solely for purposes of, the requirements of Financial Accounting Standards Board Accounting Standards Codification 820-10-35-43 for significant events occurring after the close of market but before the end of the measurement period, the iShares MSCI Chile Investable Market Index Fund adjusted the quoted prices of the securities in its portfolio using a market approach in order to better reflect the fair value of its securities as of Sunday, February 28, 2010. The NAV of the iShares MSCI Chile Investable Market Index Fund for Monday, March 1, 2010 was calculated using the usual methodology in accordance with the pricing policy and procedures.

The following table summarizes the values of each Fund’s investments according to the fair value hierarchy as of February 28, 2010. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

	Investments in Securities
iShares MSCI Index Fund and Asset Class	Level 1	Level 2	Level 3	Total

Brazil	$10,246,470,565	$–	$–	$10,246,470,565
BRIC	855,357,430	–	–	855,357,430
Canada	3,058,181,144	–	–	3,058,181,144

Chile Investable Market
Common Stocks	–	–	376,288,157	376,288,157
Short-Term Investments	428,693	–	–	428,693

Total Chile Investable Market	428,693	–	376,288,157	376,716,850

Israel Capped Investable Market	228,884,116	–	–	228,884,116
Mexico Investable Market	1,028,777,433	–	–	1,028,777,433
South Africa	443,638,241	–	–	443,638,241
Turkey Investable Market	438,087,681	–	–	438,087,681

The following table provides the reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the iShares MSCI Chile Investable Market Index Fund for the six months ended February 28, 2010:

Balance at Beginning of Period	Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers In (Out)	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held at End of Period

$–	$–	$–	$376,288,157	$376,288,157	$86,006,212

NOTES TO FINANCIAL STATEMENTS	51

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, capital gains on investments or currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are disclosed in their Statements of Operations. Foreign taxes payable as of February 28, 2010, if any, are reflected in the Funds’ Statements of Assets and Liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended February 28, 2010.

52	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The Funds had tax basis net capital loss carryforwards as of August 31, 2009, the tax year-end of the Funds, as follows:

iShares MSCI Index Fund	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Total
Brazil	$–	$–	$–	$–	$–	$–	$–	$29,287,453	$29,287,453
BRIC	–	–	–	–	–	–	–	1,540,740	1,540,740
Canada	–	–	–	2,931,648	–	5,363,291	5,107,471	27,886,883	41,289,293
Chile Investable Market	–	–	–	–	–	–	–	1,886,881	1,886,881
Israel Capped Investable Market	–	–	–	–	–	–	–	784,479	784,479
Mexico Investable Market	47,326	2,329,290	3,136,171	12,912	632,766	–	853,150	8,973,988	15,985,603
South Africa	–	–	527,613	–	260,738	1,607,845	972,024	15,339,464	18,707,684
Turkey Investable Market	–	–	–	–	–	–	–	720,636	720,636

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

Each Fund reclassifies at the end of its tax year certain amounts to paid-in-capital from accumulated net realized gain (loss) on investments and foreign currency transactions and accumulated net investment income (loss), respectively, as a result of permanent book and tax differences primarily attributed to net investment loss, return of capital, passive foreign investment companies, realized foreign currency gains and losses and gains and losses on in-kind redemptions. These reclassifications have no effect on net assets or net asset values per share.

As of February 28, 2010, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares MSCI Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Brazil	$6,754,475,000	$3,557,926,171	$(65,930,606)	$3,491,995,565
BRIC	820,901,907	63,734,216	(29,278,693)	34,455,523
Canada	3,353,911,576	875,733	(296,606,165)	(295,730,432)
Chile Investable Market	300,667,900	76,150,726	(101,776)	76,048,950
Israel Capped Investable Market	231,100,325	16,769,411	(18,985,620)	(2,216,209)
Mexico Investable Market	1,191,607,148	25,442,432	(188,272,147)	(162,829,715)
South Africa	524,396,734	6,284,238	(87,042,731)	(80,758,493)
Turkey Investable Market	452,726,981	7,248,808	(21,888,108)	(14,639,300)

Management has reviewed the tax positions as of February 28, 2010, inclusive of the prior three open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS	53

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

On December 1, 2009, Barclays PLC (“Barclays”) completed the sale of its interest in BlackRock Institutional Trust Company, N.A. (“BTC”), formerly known as Barclays Global Investors, N.A., and certain affiliated companies to BlackRock, Inc. (“BlackRock”, and such sale, the “Transaction”). BTC is a wholly-owned subsidiary of BlackRock.

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

Under the 1940 Act, upon completion of the Transaction on December 1, 2009, each Fund’s investment advisory agreement with BlackRock Fund Advisors (“BFA”), formerly known as Barclays Global Fund Advisors, was automatically terminated. The Board and shareholders of the Funds approved a new investment advisory agreement with BFA. The investment advisory fee rates and expense arrangements for the Funds remained the same after the Transaction.

Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for all expenses (“Covered Expenses”) of the Company, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to the iShares MSCI Canada and iShares MSCI Mexico Investable Market Index Funds, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of these Funds and certain other iShares Funds as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.59%	First $7 billion
0.54	Over $7 billion, up to and including $11 billion
0.49	Over $11 billion, up to and including $24 billion
0.44	Over $24 billion, up to and including $48 billion
0.40	Over $48 billion

For its investment advisory services to the iShares MSCI Brazil, iShares MSCI Chile Investable Market, iShares MSCI Israel Capped Investable Market, iShares MSCI South Africa and iShares MSCI Turkey Investable Market Index Funds, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of these Funds and certain other iShares Funds as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.74%	First $2 billion
0.69	Over $2 billion, up to and including $4 billion
0.64	Over $4 billion, up to and including $8 billion
0.57	Over $8 billion, up to and including $16 billion
0.51	Over $16 billion

54	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

For its investment advisory services to the iShares MSCI BRIC Index Fund, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares Funds as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.75%	First $14 billion
0.68	Over $14 billion, up to and including $28 billion
0.61	Over $28 billion

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BTC to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA, the Funds’ investment adviser. As securities lending agent, BTC receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended February 28, 2010, BTC earned securities lending agent fees as follows:

iShares MSCI Index Fund	Securities Lending Agent Fees	iShares MSCI Index Fund	Securities Lending Agent Fees
Brazil	$9,011	Mexico Investable Market	$219,478
BRIC	85,793	South Africa	7,453
Canada	33,335	Turkey Investable Market	236,561
Israel Capped Investable Market	46,037

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in interest from affiliated issuers in the Statements of Operations.

Certain directors and officers of the Company are also officers of BTC and/or BFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 28, 2010 were as follows:

iShares MSCI Index Fund	Purchases	Sales
Brazil	$906,860,289	$1,195,212,229
BRIC	122,148,679	32,139,411
Canada	113,029,276	112,641,341
Chile Investable Market	118,798,019	57,947,295
Israel Capped Investable Market	10,804,287	10,831,163
Mexico Investable Market	70,029,535	73,250,357
South Africa	8,315,455	12,289,675
Turkey Investable Market	22,118,126	18,005,225

NOTES TO FINANCIAL STATEMENTS	55

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

In-kind transactions (see Note 4) for the six months ended February 28, 2010 were as follows:

iShares MSCI Index Fund	In-kind Purchases	In-kind Sales
BRIC	$171,405,050	$–
Canada	990,106,352	536,723,371
Israel Capped Investable Market	93,051,537	–
Mexico Investable Market	619,773,069	413,188,779
South Africa	132,144,049	200,916,451
Turkey Investable Market	217,463,382	93,537,724

4. CAPITAL SHARE TRANSACTIONS

The Company issues and redeems capital shares of each Fund only in aggregations of a specified number of shares (each, a “Creation Unit”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the corresponding MSCI Index and an amount of cash (except for the iShares MSCI Brazil, iShares MSCI BRIC and iShares MSCI Chile Investable Market Index Funds which are offered in Creation Units solely or partially for cash in U.S. dollars). Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the relevant Fund for brokerage and market impact expenses relating to investing in portfolio securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BFA; such reinvestments are subject to investment risk.

As of February 28, 2010, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The market value of the securities on loan as of February 28, 2010 and the value of the related

56	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BTC as securities lending agent.

6. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	57

Shareholder Meeting Results (Unaudited)

iSHARES®, INC.

Two separate special meetings of shareholders of iShares, Inc. were held on November 4, 2009. The shareholder meetings for all the Funds except for the iShares MSCI Israel Capped Investable Market, iShares MSCI South Africa and iShares MSCI Turkey Investable Market Index Funds were adjourned until November 19, 2009. The shareholder meetings for the iShares MSCI Brazil and iShares MSCI Mexico Investable Market Index Funds were subsequently adjourned until November 30, 2009 and on that date were further adjourned until December 22, 2009, at which time the shareholders approved the new advisory agreement. The proposals acted upon by shareholders at the special meetings and the results of the shareholder vote were as follows:

First Meeting

Shareholders of the Funds approved Proposals 1 and 2.

Proposal 1

To approve a new investment advisory agreement between the Company and Barclays Global Fund Advisors (“BGFA”), on behalf of each Fund, which took effect upon the consummation of the Barclays PLC binding agreement to sell its interest in BGFA and certain affiliated companies to BlackRock, Inc. (the “Transaction”).

iShares MSCI Index Fund	Votes For	Votes Against	Votes Abstaining	Broker Non- Votes*
Brazil	64,454,749	1,757,924	3,791,078	10,553,765
BRIC	5,983,540	66,927	76,988	707,288
Canada	36,264,143	1,144,751	11,403,542	3,939,439
Chile Investable Market	3,173,220	42,599	27,837	436,038
Israel Capped Investable Market	1,482,415	11,995	6,038	–
Mexico Investable Market	8,400,358	102,386	362,633	402,415
South Africa	4,661,441	65,837	42,663	–
Turkey Investable Market	2,087,839	15,034	24,658	–

Proposal 2

To approve a change in the classification of certain Funds’ investment objective from a fundamental investment policy to a non-fundamental investment policy.

iShares MSCI Index Fund	Votes For	Votes Against	Votes Abstaining	Broker Non- Votes*
Brazil	62,412,691	3,418,675	4,172,385	10,553,765
Canada	35,369,590	1,747,288	11,694,703	3,940,294

58	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Meeting Results (Unaudited) (Continued)

iSHARES®, INC.

Second Meeting

This proposal was approved by the shareholders of the Company on November 4, 2009. All nominees who previously served as Directors of the Company were re-elected and the term of their election commenced immediately. Robert S. Kapito was newly elected as a Director to the Company and the term of his election took effect upon the consummation of the Transaction.

Proposal 1**

To elect a Board of Directors of the Company.

Independent Director	Votes For	Votes Withheld
George G.C. Parker	1,597,646,058	46,083,560
J. Darrell Duffie	1,517,311,684	126,417,934
Cecilia H. Herbert	1,599,757,544	43,972,074
Charles A. Hurty	1,599,463,459	44,266,159
John E. Kerrigan	1,599,938,757	43,790,861
John E. Martinez	1,599,890,206	43,839,412
Robert H. Silver	1,601,631,280	42,098,338

Interested Director	Votes For	Votes Withheld
Robert S. Kapito	1,600,119,598	43,610,020
Lee T. Kranefuss	1,117,041,744	526,687,874

*	Broker non-votes are proxies received by the Fund from brokers or nominees who did not receive instructions from the beneficial owner or other persons entitled to vote and who have no discretionary power to vote on a particular matter. Broker non-votes have the effect of a vote against the proposal.
**	Denotes Company-wide proposal and voting results.

SHAREHOLDER MEETING RESULTS	59

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares Russell Domestic Index Funds	Trading Symbol
iShares Russell 3000	IWV
iShares Russell 3000 Growth	IWZ
iShares Russell 3000 Value	IWW
iShares Russell Top 200	IWL
iShares Russell Top 200 Growth	IWY
iShares Russell Top 200 Value	IWX
iShares Russell 1000	IWB
iShares Russell 1000 Growth	IWF
iShares Russell 1000 Value	IWD
iShares Russell Midcap	IWR
iShares Russell Midcap Growth	IWP
iShares Russell Midcap Value	IWS
iShares Russell 2000	IWM
iShares Russell 2000 Growth	IWO
iShares Russell 2000 Value	IWN
iShares Russell Microcap	IWC

iShares S&P Domestic Index Funds
iShares S&P 1500	ISI
iShares S&P 100	OEF
iShares S&P 500	IVV
iShares S&P 500 Growth	IVW
iShares S&P 500 Value	IVE
iShares S&P MidCap 400	IJH
iShares S&P MidCap 400 Growth	IJK
iShares S&P MidCap 400 Value	IJJ
iShares S&P SmallCap 600	IJR
iShares S&P SmallCap 600 Growth	IJT
iShares S&P SmallCap 600 Value	IJS

iShares Morningstar Domestic Index Funds
iShares Morningstar Large Core	JKD
iShares Morningstar Large Growth	JKE
iShares Morningstar Large Value	JKF
iShares Morningstar Mid Core	JKG
iShares Morningstar Mid Growth	JKH
iShares Morningstar Mid Value	JKI
iShares Morningstar Small Core	JKJ
iShares Morningstar Small Growth	JKK
iShares Morningstar Small Value	JKL

iShares Dow Jones Domestic Index Funds
iShares Dow Jones U.S.	IYY

iShares KLD Socially Responsible Index Funds
iShares FTSE KLD 400 Social	DSI
iShares FTSE KLD Select Social	KLD

iShares NYSE Domestic Index Funds
iShares NYSE Composite	NYC
iShares NYSE 100	NY

iShares Domestic Specialty Index Funds
iShares S&P U.S. Preferred Stock	PFF
iShares Dow Jones Select Dividend	DVY

iShares North American Sector/Subsector Index Funds	Trading Symbol
iShares S&P North American Technology Sector	IGM
iShares S&P North American Technology-Multimedia Networking	IGN
iShares S&P North American Technology- Semiconductors	IGW
iShares S&P North American Technology-Software	IGV
iShares S&P North American Natural Resources Sector	IGE

iShares Domestic Sector Index Funds
iShares Dow Jones U.S. Basic Materials Sector	IYM
iShares Dow Jones U.S. Consumer Goods Sector	IYK
iShares Dow Jones U.S. Consumer Services Sector	IYC
iShares Dow Jones U.S. Energy Sector	IYE
iShares Dow Jones U.S. Financial Sector	IYF
iShares Dow Jones U.S. Healthcare Sector	IYH
iShares Dow Jones U.S. Industrial Sector	IYJ
iShares Dow Jones U.S. Technology Sector	IYW
iShares Dow Jones U.S. Telecommunications Sector	IYZ
iShares Dow Jones U.S. Utilities Sector	IDU

iShares Domestic Subsector Index Funds
iShares Dow Jones Transportation Average	IYT
iShares Dow Jones U.S. Aerospace & Defense	ITA
iShares Dow Jones U.S. Broker-Dealers	IAI
iShares Dow Jones U.S. Financial Services	IYG
iShares Dow Jones U.S. Healthcare Providers	IHF
iShares Dow Jones U.S. Home Construction	ITB
iShares Dow Jones U.S. Insurance	IAK
iShares Dow Jones U.S. Medical Devices	IHI
iShares Dow Jones U.S. Oil & Gas Exploration & Production	IEO
iShares Dow Jones U.S. Oil Equipment & Services	IEZ
iShares Dow Jones U.S. Pharmaceuticals	IHE
iShares Dow Jones U.S. Regional Banks	IAT
iShares Nasdaq Biotechnology	IBB

iShares Domestic Real Estate Index Funds
iShares Cohen & Steers Realty Majors	ICF
iShares Dow Jones U.S. Real Estate	IYR
iShares FTSE NAREIT Real Estate 50	FTY
iShares FTSE NAREIT Industrial/Office Capped	FIO
iShares FTSE NAREIT Mortgage Plus Capped	REM
iShares FTSE NAREIT Residential Plus Capped	REZ
iShares FTSE NAREIT Retail Capped	RTL

iShares Target Risk Index Funds
iShares S&P Conservative Allocation	AOK
iShares S&P Moderate Allocation	AOM
iShares S&P Growth Allocation	AOR
iShares S&P Aggressive Allocation	AOA

60	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds (Continued)

iShares International Country Index Funds	Trading Symbol
iShares FTSE China (HK Listed)	FCHI
iShares FTSE/Xinhua China 25	FXI
iShares MSCI Australia	EWA
iShares MSCI Austria Investable Market	EWO
iShares MSCI Belgium Investable Market	EWK
iShares MSCI Brazil	EWZ
iShares MSCI Canada	EWC
iShares MSCI Chile Investable Market	ECH
iShares MSCI France	EWQ
iShares MSCI Germany	EWG
iShares MSCI Hong Kong	EWH
iShares MSCI Israel Capped Investable Market	EIS
iShares MSCI Italy	EWI
iShares MSCI Japan	EWJ
iShares MSCI Japan Small Cap	SCJ
iShares S&P/TOPIX 150	ITF
iShares MSCI Malaysia	EWM
iShares MSCI Mexico Investable Market	EWW
iShares MSCI Netherlands Investable Market	EWN
iShares MSCI All Peru Capped	EPU
iShares MSCI Singapore	EWS
iShares MSCI South Africa	EZA
iShares MSCI South Korea	EWY
iShares MSCI Spain	EWP
iShares MSCI Sweden	EWD
iShares MSCI Switzerland	EWL
iShares MSCI Taiwan	EWT
iShares MSCI Thailand Investable Market	THD
iShares MSCI Turkey Investable Market	TUR
iShares MSCI United Kingdom	EWU
iShares S&P India Nifty 50	INDY

iShares International Index Funds
iShares MSCI ACWI ex US	ACWX
iShares MSCI EAFE	EFA
iShares MSCI EAFE Growth	EFG
iShares MSCI EAFE Value	EFV
iShares MSCI EAFE Small Cap	SCZ
iShares FTSE Developed Small Cap ex-North America	IFSM
iShares MSCI Emerging Markets	EEM
iShares MSCI Emerging Markets Eastern Europe	ESR
iShares MSCI BRIC	BKF
iShares MSCI EMU	EZU
iShares MSCI All Country Asia ex Japan	AAXJ
iShares MSCI Pacific ex-Japan	EPP
iShares S&P Asia 50	AIA
iShares S&P Europe 350	IEV
iShares S&P Latin America 40	ILF

iShares International/Global Real Estate Index Funds
iShares S&P Developed ex-U.S. Property	WPS
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S	IFGL
iShares FTSE EPRA/NAREIT Developed Asia	IFAS
iShares FTSE EPRA/NAREIT Developed Europe	IFEU
iShares FTSE EPRA/NAREIT North America	IFNA

iShares Target Date Index Funds	Trading Symbol
iShares S&P Target Date Retirement Income	TGR
iShares S&P Target Date 2010	TZD
iShares S&P Target Date 2015	TZE
iShares S&P Target Date 2020	TZG
iShares S&P Target Date 2025	TZI
iShares S&P Target Date 2030	TZL
iShares S&P Target Date 2035	TZO
iShares S&P Target Date 2040	TZV

iShares Global Index Funds
iShares MSCI ACWI	ACWI
iShares S&P Global 100	IOO
iShares MSCI Kokusai	TOK

iShares International/Global Sector Index Funds
iShares MSCI ACWI ex US Financials Sector	AXFN
iShares MSCI Emerging Markets Financials Sector	EMFN
iShares MSCI Emerging Markets Materials Sector	EMMT
iShares MSCI Europe Financials Sector	EUFN
iShares MSCI Far East Financials Sector	FEFN
iShares S&P Global Consumer Discretionary Sector	RXI
iShares S&P Global Consumer Staples Sector	KXI
iShares S&P Global Energy Sector	IXC
iShares S&P Global Financials Sector	IXG
iShares S&P Global Healthcare Sector	IXJ
iShares S&P Global Industrials Sector	EXI
iShares S&P Global Materials Sector	MXI
iShares S&P Global Technology Sector	IXN
iShares S&P Global Telecommunications Sector	IXP
iShares S&P Global Utilities Sector	JXI

iShares International/Global Theme Based and Specialty Index Funds
iShares S&P Global Clean Energy	ICLN
iShares S&P Global Infrastructure	IGF
iShares S&P Emerging Markets Infrastructure	EMIF
iShares S&P Global Nuclear Energy	NUCL
iShares S&P Global Timber & Forestry	WOOD
iShares Dow Jones International Select Dividend	IDV

iShares U.S. Multisector Bond Funds
iShares Barclays Aggregate	AGG
iShares Barclays Government/Credit	GBF
iShares Barclays Intermediate Government/Credit	GVI
iShares 10+ Year Government/Credit	GLJ

iShares U.S. Government Bond Funds
iShares Barclays Short Treasury	SHV
iShares Barclays 1-3 Year Treasury	SHY
iShares Barclays 3-7 Year Treasury	IEI
iShares Barclays 7-10 Year Treasury	IEF
iShares Barclays 10-20 Year Treasury	TLH
iShares Barclays 20+ Year Treasury	TLT
iShares Barclays TIPS	TIP
iShares Barclays Agency	AGZ

iShares U.S. Credit Bond Funds
iShares Barclays Credit	CFT
iShares Barclays 1-3 Year Credit	CSJ
iShares Barclays Intermediate Credit	CIU
iShares iBoxx $ Investment Grade Corporate	LQD
iShares 10+ Year Credit	CLY
iShares iBoxx $ High Yield Corporate	HYG

iSHARES FAMILY OF FUNDS	61

The iShares® Family of Funds (Continued)

iShares AMT-Free Municipal Bond Funds	Trading Symbol
iShares S&P National AMT-Free Municipal	MUB
iShares S&P Short Term National AMT-Free Municipal	SUB
iShares S&P California AMT-Free Municipal	CMF
iShares S&P New York AMT-Free Municipal	NYF
iShares 2012 S&P AMT-Free Municipal Series	MUAA
iShares 2013 S&P AMT-Free Municipal Series	MUAB
iShares 2014 S&P AMT-Free Municipal Series	MUAC
iShares 2015 S&P AMT-Free Municipal Series	MUAD
iShares 2016 S&P AMT-Free Municipal Series	MUAE
iShares 2017 S&P AMT-Free Municipal Series	MUAF

iShares U.S. Securitized Bond Funds	Trading Symbol
iShares Barclays MBS	MBB

iShares International Bond Funds
iShares JPMorgan USD Emerging Markets	EMB
iShares S&P/Citigroup International Treasury	IGOV
iShares S&P/Citigroup 1-3 Year International Treasury	ISHG

The iShares Funds (“Funds”) are distributed by SEI Investments Distribution Co. (“SEI”). iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. The Funds are not sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, J.P. Morgan Securities Inc., MSCI Inc., Morningstar Inc., The NASDAQ OMX Group, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Frank Russell Company or Standard & Poor’s, nor are they sponsored, endorsed or issued by Barclays Capital. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the companies listed above. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50/Residential/Retail/Mortgage REITs or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Global Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT, and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2010 Semi-Annual Report.

iS-2350-0310

62	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

Once you have enrolled, you will no longer receive shareholder reports and prospectuses in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com and is available to be viewed or downloaded.

To sign up for electronic delivery, please follow these simple steps:

1. Go to www.icsdelivery.com.

2. From the main page, select the first letter of your brokerage firm’s name.

3. Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4. Fill out the appropriate information and provide the e-mail address where you would like your notifications sent.

Your information and e-mail address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

This accompanied report is by intended the current for the prospectus. Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a monthly basis on the Funds’ website.

©2010 BlackRock Institutional Trust Company, N.A. All rights reserved. iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. All other trademarks, servicemarks, or registered trademarks are the property of their respective owners.

iS-SAR-84-0210

2010 SEMI-ANNUAL REPORT TO SHAREHOLDERS

iSHARES® MSCI SERIES

FEBRUARY 28, 2010

Would you prefer to receive materials like this electronically?

See inside back cover for details.

iShares MSCI Australia Index Fund | EWA | NYSE Arca

iShares MSCI Hong Kong Index Fund | EWH | NYSE Arca

iShares MSCI Japan Small Cap Index Fund | SCJ | NYSE Arca

iShares MSCI Malaysia Index Fund | EWM | NYSE Arca

iShares MSCI Pacific ex-Japan Index Fund | EPP | NYSE Arca

iShares MSCI Singapore Index Fund | EWS | NYSE Arca

iShares MSCI South Korea Index Fund | EWY | NYSE Arca

iShares MSCI Taiwan Index Fund | EWT | NYSE Arca

iShares MSCI Thailand Investable Market Index Fund | THD | NYSE Arca

iShares®

Fund Performance Overview

iSHARES® MSCI AUSTRALIA INDEX FUND

Performance as of February 28, 2010

The iShares MSCI Australia Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Australian market, as measured by the MSCI Australia IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2010, the total return for the Fund was 12.24%, while the total return for the Index was 12.61%.

			Average Annual Total Returns

Year Ended 2/28/10			Five Years Ended 2/28/10			Ten Years Ended 2/28/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
101.47%	104.06%	103.00%	9.36%	9.31%	8.96%	12.27%	12.12%	11.91%

Cumulative Total Returns

Year Ended 2/28/10			Five Years Ended 2/28/10			Ten Years Ended 2/28/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
101.47%	104.06%	103.00%	56.45%	56.05%	53.61%	218.13%	214.07%	208.06%

“Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/10
Sector	Percentage of Net Assets
Financial	44.74%

Basic Materials	23.31

Consumer Non-Cyclical	10.95

Industrial	9.25

Energy	5.67

Consumer Cyclical	2.12

Communications	1.78

Utilities	0.83

Technology	0.56

Short-Term and Other Net Assets	0.79

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/10
Security	Percentage of Net Assets
BHP Billiton Ltd.	14.89%

Commonwealth Bank of Australia	8.93

Westpac Banking Corp.	8.30

Australia and New Zealand Banking Group Ltd.	6.26

National Australia Bank Ltd.	5.75

Woolworths Ltd.	3.59

Wesfarmers Ltd.	3.38

Rio Tinto Ltd.	3.32

Westfield Group	2.69

Woodside Petroleum Ltd.	2.55

TOTAL	59.66%

FUND PERFORMANCE OVERVIEWS	1

Fund Performance Overview

iSHARES® MSCI HONG KONG INDEX FUND

Performance as of February 28, 2010

The iShares MSCI Hong Kong Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Hong Kong market, as measured by the MSCI Hong Kong IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2010, the total return for the Fund was 8.54%, while the total return for the Index was 8.81%.

			Average Annual Total Returns

Year Ended 2/28/10			Five Years Ended 2/28/10			Ten Years Ended 2/28/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
61.50%	64.85%	62.51%	8.24%	8.33%	8.84%	3.92%	3.97%	4.17%

Cumulative Total Returns

Year Ended 2/28/10			Five Years Ended 2/28/10			Ten Years Ended 2/28/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
61.50%	64.85%	62.51%	48.58%	49.22%	52.77%	46.85%	47.63%	50.53%

“Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/10
Sector	Percentage of Net Assets
Financial	52.79%

Diversified	14.16

Utilities	13.07

Consumer Cyclical	12.74

Industrial	3.83

Communications	1.84

Technology	0.82

Basic Materials	0.60

Short-Term and Other Net Assets	0.15

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/10
Security	Percentage of Net Assets
Sun Hung Kai Properties Ltd.	8.41%

Cheung Kong (Holdings) Ltd.	7.39

Hong Kong Exchanges and Clearing Ltd.	7.24

Hutchison Whampoa Ltd.	6.59

CLP Holdings Ltd.	5.98

Li & Fung Ltd.	4.83

Hang Seng Bank Ltd.	4.81

Swire Pacific Ltd. Class A	3.86

Hong Kong and China Gas Co. Ltd. (The)	3.70

Esprit Holdings Ltd.	3.52

TOTAL	56.33%

2	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

Performance as of February 28, 2010

The iShares MSCI Japan Small Cap Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Japan Small Cap IndexSM (the “Index”). The Index targets 40% of the eligible small-cap universe within each industry group in the MSCI Japan IndexSM, which consists of stocks traded primarily on the Tokyo Stock Exchange. MSCI defines the small-cap universe as all listed securities that have a market capitalization in the range of $202 - $1,723 million. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2010, the total return for the Fund was (5.59)%, while the total return for the Index was (5.48)%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 2/28/10			Inception to 2/28/10			Inception to 2/28/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
32.10%	36.43%	32.93%	(5.79)%	(5.85)%	(5.53)%	(12.27)%	(12.38)%	(11.75)%

Total returns for the period since inception are calculated from the inception date of the Fund (12/20/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/21/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/10
Sector	Percentage of Net Assets
Industrial	26.56%

Consumer Cyclical	24.40

Financial	17.98

Consumer Non-Cyclical	13.45

Basic Materials	10.04

Communications	4.12

Technology	2.28

Utilities	0.75

Energy	0.08

Short-Term and Other Net Assets	0.34

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/10
Security	Percentage of Net Assets
Ebara Corp.	0.58%

Sotetsu Holdings Inc.	0.53

Fujikura Ltd.	0.51

Miraca Holdings Inc.	0.51

Hamamatsu Photonics K.K.	0.47

Rengo Co. Ltd.	0.46

Nippon Residential Investment Corp.	0.46

Nippon Paint Co. Ltd.	0.45

Yamatake Corp.	0.45

Fuji Oil Co. Ltd.	0.45

TOTAL	4.87%

FUND PERFORMANCE OVERVIEWS	3

Fund Performance Overview

iSHARES® MSCI MALAYSIA INDEX FUND

Performance as of February 28, 2010

The iShares MSCI Malaysia Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Malaysian market, as measured by the MSCI Malaysia IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities included in the Index. For the six-month period ended February 28, 2010, the total return for the Fund was 10.67%, while the total return for the Index was 11.04%.

Average Annual Total Returns

Year Ended 2/28/10			Five Years Ended 2/28/10			Ten Years Ended 2/28/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
56.48%	56.86%	57.37%	12.10%	11.80%	12.68%	6.23%	6.53%	7.01%

Cumulative Total Returns

Year Ended 2/28/10			Five Years Ended 2/28/10			Ten Years Ended 2/28/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
56.48%	56.86%	57.37%	77.06%	74.70%	81.68%	83.00%	88.16%	96.81%

“Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. As the Fund has a NAV which is determined prior to the opening of the regular trading day on the primary stock exchange on which it is listed, the market return is calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/10
Sector	Percentage of Net Assets
Financial	31.00%

Consumer Non-Cyclical	16.54

Consumer Cyclical	12.11

Communications	11.08

Industrial	10.10

Diversified	8.58

Utilities	8.39

Basic Materials	0.97

Energy	0.74

Short-Term and Other Net Assets	0.49

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/10
Security	Percentage of Net Assets
CIMB Group Holdings Bhd	8.68%

Sime Darby Bhd	8.58

Malayan Banking Bhd	8.35

IOI Corp. Bhd	6.69

Tenaga Nasional Bhd	5.25

Genting Bhd	4.74

Public Bank Bhd Foreign	3.99

MISC Bhd Foreign	3.52

Maxis Communications Bhd	3.50

AMMB Holdings Bhd	3.25

TOTAL	56.55%

4	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

Performance as of February 28, 2010

The iShares MSCI Pacific ex-Japan Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Australia, Hong Kong, New Zealand and Singapore markets, as measured by the MSCI Pacific ex-Japan IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2010, the total return for the Fund was 11.10%, while the total return for the Index was 11.43%.

Average Annual Total Returns

Year Ended 2/28/10			Five Years Ended 2/28/10			Inception to 2/28/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
91.55%	94.49%	92.63%	9.26%	9.20%	9.16%	14.71%	14.67%	14.63%

Cumulative Total Returns

Year Ended 2/28/10			Five Years Ended 2/28/10			Inception to 2/28/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
91.55%	94.49%	92.63%	55.68%	55.31%	54.99%	214.54%	213.51%	212.67%

Total returns for the period since inception are calculated from the inception date of the Fund (10/25/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/26/01), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/10
Sector	Percentage of Net Assets
Financial	46.76%

Basic Materials	16.03

Consumer Non-Cyclical	8.58

Industrial	8.54

Consumer Cyclical	4.54

Energy	3.85

Communications	3.67

Diversified	3.67

Utilities	3.19

Technology	0.54

Short-Term and Other Net Assets	0.63

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/10
Security	Percentage of Net Assets
BHP Billiton Ltd. (Australia)	10.16%

Commonwealth Bank of Australia (Australia)	6.08

Westpac Banking Corp. (Australia)	5.67

Australia and New Zealand Banking Group Ltd. (Australia)	4.27

National Australia Bank Ltd. (Australia)	3.93

Woolworths Ltd. (Australia)	2.45

Wesfarmers Ltd. (Australia)	2.31

Rio Tinto Ltd. (Australia)	2.26

Westfield Group (Australia)	1.84

Woodside Petroleum Ltd. (Australia)	1.73

TOTAL	40.70%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI SINGAPORE INDEX FUND

Performance as of February 28, 2010

The iShares MSCI Singapore Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Singapore market, as measured by the MSCI Singapore IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2010, the total return for the Fund was 9.86%, while the total return for the Index was 10.01%.

Average Annual Total Returns

Year Ended 2/28/10			Five Years Ended 2/28/10			Ten Years Ended 2/28/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
95.62%	97.47%	96.43%	12.66%	12.54%	12.76%	7.40%	7.58%	6.94%

Cumulative Total Returns

Year Ended 2/28/10			Five Years Ended 2/28/10			Ten Years Ended 2/28/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
95.62%	97.47%	96.43%	81.50%	80.56%	82.26%	104.10%	107.73%	95.68%

“Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/10
Sector	Percentage of Net Assets
Financial	52.08%

Communications	15.59

Consumer Non-Cyclical	9.52

Industrial	9.40

Diversified	7.76

Consumer Cyclical	5.42

Short-Term and Other Net Assets	0.23

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/10
Security	Percentage of Net Assets
United Overseas Bank Ltd.	12.04%

Singapore Telecommunications Ltd.	12.02

DBS Group Holdings Ltd.	11.76

Oversea-Chinese Banking Corp. Ltd.	10.97

Keppel Corp. Ltd.	4.89

Wilmar International Ltd.	4.20

CapitaLand Ltd.	4.15

Singapore Airlines Ltd.	3.85

Singapore Exchange Ltd.	3.49

Singapore Press Holdings Ltd.	2.88

TOTAL	70.25%

6	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI SOUTH KOREA INDEX FUND

Performance as of February 28, 2010

The iShares MSCI South Korea Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the South Korean market, as measured by the MSCI Korea IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2010, the total return for the Fund was 8.63%, while the total return for the Index was 8.81%.

Average Annual Total Returns

Year Ended 2/28/10			Five Years Ended 2/28/10			Inception to 2/28/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
105.07%	111.77%	106.41%	6.85%	6.68%	7.50%	9.27%	9.29%	9.82%

Cumulative Total Returns

Year Ended 2/28/10			Five Years Ended 2/28/10			Inception to 2/28/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
105.07%	111.77%	106.41%	39.27%	38.16%	43.55%	138.71%	138.98%	150.67%

Total returns for the period since inception are calculated from the inception date of the Fund (5/9/00). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. As the Fund has a NAV which is determined prior to the opening of the regular trading day on the primary stock exchange on which it is listed, the market return is calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/12/00), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/10
Sector	Percentage of Net Assets
Technology	23.04%

Industrial	16.33

Financial	15.98

Consumer Cyclical	14.77

Basic Materials	12.98

Communications	5.37

Consumer Non-Cyclical	4.06

Energy	2.41

Utilities	2.37

Diversified	1.69

Short-Term and Other Net Assets	1.00

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/10
Security	Percentage of Net Assets
Samsung Electronics Co. Ltd.	18.04%

POSCO	7.63

Hyundai Motor Co. Ltd.	3.90

Shinhan Financial Group Co. Ltd.	3.68

KB Financial Group Inc.	3.47

LG Electronics Inc.	2.23

Samsung Electronics Co. Ltd. Preferred	2.22

LG Chem Ltd.	2.20

Hynix Semiconductor Inc.	2.17

Korea Electric Power Corp.	2.10

TOTAL	47.64%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® MSCI TAIWAN INDEX FUND

Performance as of February 28, 2010

The iShares MSCI Taiwan Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Taiwanese market, as measured by the MSCI Taiwan IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2010, the total return for the Fund was 9.30%, while the total return for the Index was 9.75%.

Average Annual Total Returns

Year Ended 2/28/10			Five Years Ended 2/28/10			Inception to 2/28/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
70.82%	75.22%	72.62%	2.23%	1.70%	3.09%	(3.02)%	(3.02)%	(2.17)%

Cumulative Total Returns

Year Ended 2/28/10			Five Years Ended 2/28/10			Inception to 2/28/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
70.82%	75.22%	72.62%	11.64%	8.81%	16.43%	(25.73)%	(25.72)%	(19.13)%

Total returns for the period since inception are calculated from the inception date of the Fund (6/20/00). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. As the Fund has a NAV which is determined prior to the opening of the regular trading day on the primary stock exchange on which it is listed, the market return is calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/23/00), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/10
Sector	Percentage of Net Assets
Technology	38.04%

Industrial	24.53

Financial	14.61

Basic Materials	11.94

Communications	4.55

Consumer Cyclical	3.90

Energy	1.30

Consumer Non-Cyclical	1.09

Short-Term and Other Net Assets	0.04

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/10
Security	Percentage of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	13.49%

Hon Hai Precision Industry Co. Ltd.	9.26

MediaTek Inc.	4.34

Nan Ya Plastics Corp.	3.03

China Steel Corp.	2.94

Cathay Financial Holding Co. Ltd.	2.81

Chunghwa Telecom Co. Ltd.	2.68

Formosa Plastics Corp.	2.57

AU Optronics Corp.	2.28

Acer Inc.	2.17

TOTAL	45.57%

8	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI THAILAND INVESTABLE MARKET INDEX FUND

Performance as of February 28, 2010

The iShares MSCI Thailand Investable Market Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Thailand Investable Market IndexSM (the “Index”). The Index is a free float-adjusted market capitalization index designed to measure broad based equity market performance in Thailand. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2010, the total return for the Fund was 14.36%, while the total return for the Index was 14.00%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 2/28/10			Inception to 2/28/10			Inception to 2/28/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
97.21%	98.18%	97.26%	(6.14)%	(6.07)%	(6.11)%	(11.53)%	(11.39)%	(11.46)%

Total returns for the period since inception are calculated from the inception date of the Fund (3/26/08). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/28/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/10
Sector	Percentage of Net Assets
Financial	35.12%

Energy	27.77

Consumer Cyclical	8.62

Communications	7.75

Industrial	7.33

Basic Materials	5.74

Consumer Non-Cyclical	5.15

Utilities	1.86

Technology	0.33

Short-Term and Other Net Assets	0.33

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/10
Security	Percentage of Net Assets
PTT PCL NVDR	11.29%

Bangkok Bank PCL NVDR	9.31

PTT Exploration & Production PCL NVDR	9.08

Kasikornbank PCL NVDR	8.32

Siam Commercial Bank PCL NVDR	7.43

Banpu PCL NVDR	4.91

Advanced Info Service PCL NVDR	4.46

Siam Cement PCL NVDR	4.01

CP All PCL NVDR	2.85

IRPC PCL NVDR	2.47

TOTAL	64.13%

FUND PERFORMANCE OVERVIEWS	9

Shareholder Expenses (Unaudited)

iSHARES®, INC.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other Funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2009 to February 28, 2010.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares MSCI Index Fund	Beginning Account Value (9/1/09)	Ending Account Value (2/28/10)	Annualized Expense Ratio	Expenses Paid During Period[a] (9/1/09 to 2/28/10)
Australia
Actual	$1,000.00	$1,122.40	0.54%	$2.84
Hypothetical (5% return before expenses)	1,000.00	1,022.10	0.54	2.71
Hong Kong
Actual	1,000.00	1,085.40	0.54	2.79
Hypothetical (5% return before expenses)	1,000.00	1,022.10	0.54	2.71
Japan Small Cap
Actual	1,000.00	944.10	0.54	2.60
Hypothetical (5% return before expenses)	1,000.00	1,022.10	0.54	2.71
Malaysia
Actual	1,000.00	1,106.70	0.54	2.82
Hypothetical (5% return before expenses)	1,000.00	1,022.10	0.54	2.71

10	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Index Fund	Beginning Account Value (9/1/09)	Ending Account Value (2/28/10)	Annualized Expense Ratio	Expenses Paid During Period[a] (9/1/09 to 2/28/10)
Pacific ex-Japan
Actual	$1,000.00	$1,111.00	0.50%	$2.62
Hypothetical (5% return before expenses)	1,000.00	1,022.30	0.50	2.51
Singapore
Actual	1,000.00	1,098.60	0.54	2.81
Hypothetical (5% return before expenses)	1,000.00	1,022.10	0.54	2.71
South Korea
Actual	1,000.00	1,086.30	0.61	3.16
Hypothetical (5% return before expenses)	1,000.00	1,021.80	0.61	3.06
Taiwan
Actual	1,000.00	1,093.00	0.63	3.27
Hypothetical (5% return before expenses)	1,000.00	1,021.70	0.63	3.16
Thailand Investable Market
Actual	1,000.00	1,143.60	0.63	3.35
Hypothetical (5% return before expenses)	1,000.00	1,021.70	0.63	3.16

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	11

Schedule of Investments (Unaudited)

iSHARES® MSCI AUSTRALIA INDEX FUND

February 28, 2010

Security	Shares	Value
COMMON STOCKS – 99.21%

AIRLINES – 0.32%
Qantas Airways Ltd.	3,010,566	$7,117,339

		7,117,339

APPAREL – 0.22%
Billabong International Ltd.	550,602	5,014,462

		5,014,462

BANKS – 30.77%
Australia and New Zealand Banking Group Ltd.	6,794,814	140,801,252
Bendigo and Adelaide Bank Ltd.	953,160	8,211,197
Commonwealth Bank of Australia	4,161,456	200,937,401
National Australia Bank Ltd.	5,684,484	129,501,186
Suncorp-Metway Ltd.	3,447,600	26,365,762
Westpac Banking Corp.	7,981,194	186,755,271

		692,572,069

BEVERAGES – 1.80%
Coca-Cola Amatil Ltd.	1,522,521	15,297,545
Foster’s Group Ltd.	5,232,747	25,257,135

		40,554,680

BIOTECHNOLOGY – 0.54%
Sonic Healthcare Ltd.	1,002,339	12,162,407

		12,162,407

BUILDING MATERIALS – 0.94%
Boral Ltd.	1,607,697	7,731,150
CSR Ltd.	3,907,295	5,668,352
James Hardie Industries SEa	1,174,212	7,823,211

		21,222,713

CHEMICALS – 0.75%
Incitec Pivot Ltd.	4,368,819	12,675,779
Nufarm Ltd.[b]	471,360	4,107,061

		16,782,840

COMMERCIAL SERVICES – 1.99%
Brambles Ltd.	3,829,878	23,801,811
Intoll Group	6,125,574	6,171,133
Macquarie Atlas Roads Group[a]	1	1
Transurban Group	3,145,428	14,759,669

		44,732,614

Security	Shares	Value
COMPUTERS – 0.56%
Computershare Ltd.	1,205,646	$12,577,992

		12,577,992

DIVERSIFIED FINANCIAL SERVICES – 2.30%
ASX Ltd.	466,947	15,245,787
Macquarie Group Ltd.	901,953	36,556,453

		51,802,240

ELECTRIC – 0.70%
AGL Energy Ltd.	1,220,349	15,703,860

		15,703,860

ELECTRIC – DISTRIBUTION – 0.13%
SP AusNet	3,583,983	3,032,937

		3,032,937

ENGINEERING & CONSTRUCTION – 1.05%
Leighton Holdings Ltd.[b]	403,572	13,624,732
WorleyParsons Ltd.	449,709	9,898,720

		23,523,452

ENTERTAINMENT – 0.94%
Aristocrat Leisure Ltd.	1,074,418	4,069,858
Tabcorp Holdings Ltd.	1,649,778	10,001,837
Tatts Group Ltd.	3,267,108	7,021,668

		21,093,363

FOOD – 4.15%
Goodman Fielder Ltd.	3,557,619	4,794,701
Metcash Ltd.	2,090,868	7,714,174
Woolworths Ltd.	3,361,410	80,792,229

		93,301,104

HEALTH CARE – PRODUCTS – 0.38%
Cochlear Ltd.	152,100	8,642,242

		8,642,242

INSURANCE – 5.28%
AMP Ltd.	5,557,227	29,560,391
AXA Asia Pacific Holdings Ltd.	2,804,217	16,197,087
Insurance Australia Group Ltd.	5,634,798	19,931,548
QBE Insurance Group Ltd.	2,778,360	53,243,657

		118,932,683

IRON & STEEL – 0.97%
BlueScope Steel Ltd.	4,955,418	10,738,936
OneSteel Ltd.	3,615,924	11,171,307

		21,910,243

12	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA INDEX FUND

February 28, 2010

Security	Shares	Value
LODGING – 0.42%
Crown Ltd.	1,329,354	$9,523,492

		9,523,492

MANUFACTURING – 4.86%
Orica Ltd.	975,975	21,858,380
Wesfarmers Ltd.	2,726,646	76,010,479
Wesfarmers Ltd. Partially Protected	411,684	11,505,973

		109,374,832

MEDIA – 0.38%
Fairfax Media Ltd.[b]	5,741,775	8,483,903

		8,483,903

METAL FABRICATE & HARDWARE – 0.34%
Sims Metal Management Ltd.	438,048	7,621,845

		7,621,845

MINING – 21.59%
Alumina Ltd.	6,632,067	8,938,219
BHP Billiton Ltd.	9,103,692	335,061,839
Energy Resources of Australia Ltd.	179,985	2,960,814
Fortescue Metals Group Ltd.[a]	3,355,326	13,971,829
Newcrest Mining Ltd.	1,310,472	36,778,357
OZ Minerals Ltd.[a]	8,467,914	7,886,338
Paladin Energy Ltd.[a]	1,750,164	5,657,851
Rio Tinto Ltd.	1,181,817	74,611,357

		485,866,604

OIL & GAS – 5.67%
Arrow Energy Ltd.[a,b]	1,580,319	4,698,383
Caltex Australia Ltd.[a]	365,040	3,432,380
Origin Energy Ltd.	2,385,435	35,908,800
Santos Ltd.	2,257,671	26,201,807
Woodside Petroleum Ltd.	1,475,877	57,319,867

		127,561,237

PACKAGING & CONTAINERS – 0.78%
Amcor Ltd.	3,314,766	17,602,452

		17,602,452

PHARMACEUTICALS – 2.09%
CSL Ltd.	1,528,605	47,075,294

		47,075,294

Security	Shares	Value
REAL ESTATE – 6.03%
BGP Holdings PLC[c]	18,888,372	$2,578
Dexus Property Group	12,925,458	9,549,167
Goodman Group	16,471,416	8,850,092
GPT Group	25,164,945	12,957,745
Lend Lease Group	1,183,898	10,251,947
Mirvac Group	7,312,968	10,019,607
Stockland Corp. Ltd.	6,460,194	23,487,521
Westfield Group	5,633,784	60,641,544

		135,760,201

REAL ESTATE INVESTMENT TRUSTS – 0.36%
CFS Retail Property Trust[b]	4,721,691	8,033,721

		8,033,721

RETAIL – 0.22%
Harvey Norman Holdings Ltd.	1,440,387	4,940,189

		4,940,189

TELECOMMUNICATIONS – 1.40%
Telstra Corp. Ltd.	11,808,537	31,406,398

		31,406,398

TRANSPORTATION – 1.28%
Asciano Group[a]	7,538,076	12,150,625
MAp Group	2,034,084	5,683,149
Toll Holdings Ltd.	1,804,413	10,987,792

		28,821,566

TOTAL COMMON STOCKS (Cost: $2,124,743,398)		2,232,750,974

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA INDEX FUND

February 28, 2010

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.76%

MONEY MARKET FUNDS – 0.76%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.17%[d,e,f]	14,529,549	$14,529,549
BlackRock Cash Funds: Prime, SL Agency Shares 0.16%[d,e,f]	2,335,054	2,335,054
BlackRock Cash Funds: Treasury, SL Agency Shares 0.10%[d,e]	237,918	237,918

		17,102,521

TOTAL SHORT-TERM INVESTMENTS
(Cost: $17,102,521)		17,102,521

TOTAL INVESTMENTS IN SECURITIES – 99.97%
(Cost: $2,141,845,919)		2,249,853,495

Other Assets, Less Liabilities – 0.03%		646,181

NET ASSETS – 100.00%		$2,250,499,676

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
f	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

14	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI HONG KONG INDEX FUND

February 28, 2010

Security	Shares	Value
COMMON STOCKS – 99.85%

AIRLINES – 0.97%
Cathay Pacific Airways Ltd.[a]	8,748,000	$16,248,934

		16,248,934

APPAREL – 0.90%
Yue Yuen Industrial (Holdings) Ltd.[b]	5,103,000	15,216,942

		15,216,942

BANKS – 11.32%
Bank of East Asia Ltd.[b]	10,497,710	38,335,265
BOC Hong Kong (Holdings) Ltd.	26,244,000	59,158,740
Hang Seng Bank Ltd.	5,540,400	81,000,522
Wing Hang Bank Ltd.	1,458,000	12,216,749

		190,711,276

DISTRIBUTION & WHOLESALE – 8.35%
Esprit Holdings Ltd.[b]	8,310,632	59,251,931
Li & Fung Ltd.[b]	17,497,000	81,362,002

		140,613,933

DIVERSIFIED FINANCIAL SERVICES – 7.24%
Hong Kong Exchanges and Clearing Ltd.[b]	7,290,000	121,979,687

		121,979,687

ELECTRIC – 9.37%
CLP Holdings Ltd.	14,580,200	100,759,045
Hongkong Electric Holdings Ltd.	10,206,000	57,121,050

		157,880,095

ENGINEERING & CONSTRUCTION – 1.10%
Cheung Kong Infrastructure Holdings Ltd.	2,916,000	10,967,842
Hong Kong Aircraft Engineering Co. Ltd.[b]	583,200	7,470,904

		18,438,746

GAS – 3.70%
Hong Kong and China Gas Co. Ltd. (The)	27,702,712	62,375,573

		62,375,573

HOLDING COMPANIES – DIVERSIFIED – 14.16%
Hutchison Whampoa Ltd.	15,475,800	111,034,806

Security	Shares	Value
NWS Holdings Ltd.	5,832,000	$9,901,107
Swire Pacific Ltd. Class Ab	5,832,000	65,093,394
Wharf (Holdings) Ltd. (The)[b]	10,206,500	52,588,122

		238,617,429

LODGING – 2.09%
Sands China Ltd.[a]	14,580,000	20,658,607
Shangri-La Asia Ltd.	8,748,000	14,536,147

		35,194,754

MEDIA – 0.50%
Television Broadcasts Ltd.	1,858,000	8,484,237

		8,484,237

MINING – 0.60%
Mongolia Energy Corp. Ltd.[a]	21,870,000	10,169,669

		10,169,669

REAL ESTATE – 31.84%
Cheung Kong (Holdings) Ltd.	10,206,000	124,496,281
Chinese Estates Holdings Ltd.	5,832,000	9,360,227
Hang Lung Group Ltd.	5,832,000	29,335,223
Hang Lung Properties Ltd.	14,580,000	55,684,337
Henderson Land Development Co. Ltd.[b]	7,750,332	52,362,049
Hopewell Holdings Ltd.	4,374,000	12,817,727
Hysan Development Co. Ltd.	4,374,000	11,634,552
Kerry Properties Ltd.	5,103,000	24,287,949
New World Development Co. Ltd.	17,496,800	32,093,675
Sino Land Co. Ltd.[b]	11,664,000	22,115,978
Sun Hung Kai Properties Ltd.	10,206,000	141,718,047
Wheelock and Co. Ltd.	7,290,000	20,423,850

		536,329,895

REAL ESTATE INVESTMENT TRUSTS – 2.39%
Link REIT (The)[b]	16,038,000	40,325,602

		40,325,602

RETAIL – 0.43%
Lifestyle International Holdings Ltd.	4,374,000	7,223,000

		7,223,000

SEMICONDUCTORS – 0.82%
ASM Pacific Technology Ltd.	1,458,000	13,756,754

		13,756,754

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI HONG KONG INDEX FUND

February 28, 2010

Security	Shares	Value
TELECOMMUNICATIONS – 1.34%
Foxconn International Holdings Ltd.[a,b]	14,580,000	$14,949,320
PCCW Ltd.	27,702,000	7,671,856

		22,621,176

TRANSPORTATION – 2.73%
MTR Corp. Ltd.	10,206,083	35,364,068
Orient Overseas International Ltd.	1,458,200	10,659,425

		46,023,493

TOTAL COMMON STOCKS (Cost: $1,957,807,034)		1,682,211,195

SHORT-TERM INVESTMENTS – 3.26%

MONEY MARKET FUNDS – 3.26%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.17%[c,d,e]	47,260,203	47,260,203
BlackRock Cash Funds: Prime, SL Agency Shares 0.16%[c,d,e]	7,595,221	7,595,221
BlackRock Cash Funds: Treasury, SL Agency Shares 0.10%[c,d]	9,209	9,209

		54,864,633

TOTAL SHORT-TERM INVESTMENTS
(Cost: $54,864,633)		54,864,633

Value

TOTAL INVESTMENTS IN SECURITIES – 103.11%
(Cost: $2,012,671,667)	$1,737,075,828

Other Assets, Less Liabilities – (3.11)%	(52,434,920)

NET ASSETS – 100.00%	$1,684,640,908

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

16	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

February 28, 2010

Security	Shares	Value
COMMON STOCKS – 99.66%

ADVERTISING – 0.33%
Asatsu-DK Inc.	2,800	$54,415
Moshi Moshi Hotline Inc.	2,100	41,969

		96,384

AEROSPACE & DEFENSE – 0.17%
Japan Aviation Electronics Industry Ltd.	7,000	49,311

		49,311

AGRICULTURE – 0.41%
Hokuto Corp.	2,100	44,309
Sakata Seed Corp.	5,600	75,557

		119,866

APPAREL – 1.27%
Descente Ltd.	7,000	38,125
Gunze Ltd.	14,000	50,256
Japan Wool Textile Co. Ltd. (The)	7,000	46,081
Katakura Industries Co. Ltd.	2,800	25,868
Onward Holdings Co. Ltd.	7,000	47,657
Sanyo Shokai Ltd.	7,000	26,231
Tokyo Style Co. Ltd.	7,000	48,759
Wacoal Holdings Corp.	7,000	85,703

		368,680

AUTO MANUFACTURERS – 0.45%
Kanto Auto Works Ltd.	4,200	30,437
Nissan Shatai Co. Ltd.	7,000	54,116
ShinMaywa Industries Ltd.	14,000	46,475

		131,028

AUTO PARTS & EQUIPMENT – 3.67%
Aisan Industry Co. Ltd.	2,100	17,298
Akebono Brake Industry Co. Ltd.[a]	5,600	27,475
Calsonic Kansei Corp.[a]	14,000	35,605
Exedy Corp.	2,800	62,576
FCC Co. Ltd.	3,500	69,909
Futaba Industrial Co. Ltd.[a]	4,900	36,006
Kayaba Industry Co. Ltd.[a]	14,000	46,160
Keihin Corp.	3,500	61,166
Musashi Seimitsu Industry Co. Ltd.	2,100	39,961
Nifco Inc.	3,500	78,929
Nissin Kogyo Co. Ltd.	3,500	52,580
Press Kogyo Co. Ltd.	7,000	13,391

Security	Shares	Value
Riken Corp.	7,000	$24,183
Sanden Corp.[a]	14,000	43,009
Showa Corp.	4,900	29,610
T.RAD Co. Ltd.	7,000	17,330
Takata Corp.	2,800	62,481
Tokai Rika Co. Ltd.	4,200	75,573
Topre Corp.	4,900	38,267
Toyo Tire & Rubber Co. Ltd.[a]	14,000	31,351
TS Tech Co. Ltd.	4,200	71,461
Unipres Corp.[b]	2,800	38,346
Yokohama Rubber Co. Ltd. (The)	21,000	90,272

		1,062,939

BANKS – 9.64%
Aichi Bank Ltd. (The)	700	51,595
Akita Bank Ltd. (The)	21,000	83,891
Aomori Bank Ltd. (The)	14,000	34,502
Awa Bank Ltd. (The)	21,000	116,739
Bank of Iwate Ltd. (The)	1,400	79,244
Bank of Nagoya Ltd. (The)	14,000	53,407
Bank of Okinawa Ltd. (The)	2,100	82,355
Bank of Saga Ltd. (The)	14,000	39,071
Bank of the Ryukyus Ltd.	3,500	39,071
Chiba Kogyo Bank Ltd. (The)[a]	3,500	26,270
Chukyo Bank Ltd. (The)	14,000	42,064
Daishi Bank Ltd. (The)	28,000	95,156
Ehime Bank Ltd. (The)	14,000	39,228
Eighteenth Bank Ltd. (The)	14,000	41,276
FIDEA Holdings Co. Ltd.[a]	8,400	13,706
Fukui Bank Ltd. (The)	28,000	92,635
Higashi-Nippon Bank Ltd. (The)	14,000	27,255
Higo Bank Ltd. (The)	14,000	75,305
Hokkoku Bank Ltd. (The)	21,000	75,857
Hokuetsu Bank Ltd. (The)	21,000	34,738
Hyakugo Bank Ltd. (The)	21,000	95,943
Hyakujushi Bank Ltd. (The)	21,000	78,692
Juroku Bank Ltd. (The)	28,000	111,540
Kagoshima Bank Ltd. (The)	14,000	97,676
Kansai Urban Banking Corp.	21,000	34,974
Kanto Tsukuba Bank Ltd. (The)[a]	4,900	15,053
Keiyo Bank Ltd. (The)	21,000	99,724
Kiyo Holdings Inc.	56,000	72,469
Michinoku Bank Ltd. (The)	14,000	28,043

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

February 28, 2010

Security	Shares	Value
Mie Bank Ltd. (The)	14,000	$37,022
Minato Bank Ltd. (The)[a]	14,000	18,432
Miyazaki Bank Ltd. (The)	14,000	43,639
Musashino Bank Ltd. (The)	2,800	79,086
Nanto Bank Ltd. (The)	21,000	114,376
Ogaki Kyoritsu Bank Ltd. (The)	21,000	73,494
Oita Bank Ltd. (The)	14,000	50,729
San-in Godo Bank Ltd. (The)	14,000	110,910
Shiga Bank Ltd. (The)	21,000	128,791
Shikoku Bank Ltd. (The)	14,000	45,057
Tochigi Bank Ltd. (The)	7,000	29,382
Toho Bank Ltd. (The)	21,000	69,476
Tokushima Bank Ltd. (The)	7,000	23,553
Tokyo Tomin Bank Ltd. (The)	2,800	35,762
Yachiyo Bank Ltd. (The)	1,400	32,296
Yamagata Bank Ltd. (The)	14,000	61,599
Yamanashi Chuo Bank Ltd. (The)	14,000	59,236

		2,790,319

BEVERAGES – 0.66%
Kagome Co. Ltd.[b]	6,300	113,005
Takara Holdings Inc.	14,000	76,723

		189,728

BIOTECHNOLOGY – 0.18%
AnGes MG Inc.[a]	14	22,261
OncoTherapy Science Inc.[a]	7	14,423
Takara Bio Inc.[a]	7	14,856

		51,540

BUILDING MATERIALS – 1.20%
Central Glass Co. Ltd.	14,000	64,277
Chofu Seisakusho Co. Ltd.	2,100	50,288
Nichias Corp.[a]	7,000	30,327
Sanwa Holdings Corp.	21,000	61,678
Sumitomo Osaka Cement Co. Ltd.	35,000	59,472
Takara Standard Co. Ltd.	14,000	81,764

		347,806

CHEMICALS – 6.24%
Adeka Corp.	8,400	78,173
Aica Kogyo Co. Ltd.	7,000	73,966
C. Uyemura & Co. Ltd.	700	24,970
Chugoku Marine Paints Ltd.	7,000	45,215

Security	Shares	Value
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	7,000	$25,443
DIC Corp.	49,000	102,009
Earth Chemical Co. Ltd.	1,400	41,386
Fujimi Inc.	2,100	35,518
Ishihara Sangyo Kaisha Ltd.[a]	35,000	27,964
Lintec Corp.[b]	4,200	79,260
Nihon Nohyaku Co. Ltd.	7,000	38,440
Nihon Parkerizing Co. Ltd.	7,000	89,327
Nippon Carbon Co. Ltd.	14,000	42,852
Nippon Kayaku Co. Ltd.	14,000	115,163
Nippon Paint Co. Ltd.	21,000	131,627
Nippon Shokubai Co. Ltd.	7,000	60,654
Nippon Soda Co. Ltd.	14,000	53,880
Nippon Synthetic Chemical Industry Co. Ltd. (The)	7,000	45,215
NOF Corp.	14,000	54,825
Sakai Chemical Industry Co. Ltd.	7,000	30,563
Stella Chemifa Corp.	700	28,791
Sumitomo Bakelite Co. Ltd.	21,000	110,595
Taiyo Ink Manufacturing Co. Ltd.	1,400	36,912
Takasago International Corp.	7,000	36,077
Toagosei Co. Ltd.	21,000	82,001
Tokai Carbon Co. Ltd.	14,000	75,778
Tokyo Ohka Kogyo Co. Ltd.	4,200	74,817
Toyo Ink Manufacturing Co. Ltd.	21,000	90,508
Zeon Corp.	14,000	73,257

		1,805,186

COMMERCIAL SERVICES – 1.80%
Aeon Delight Co. Ltd.	1,400	19,157
Daiseki Co. Ltd.	2,860	56,160
Meitec Corp.	3,500	64,041
Nichii Gakkan Co.	4,200	39,275
Nishio Rent All Co. Ltd.	2,100	15,266
PARK24 Co. Ltd.	9,100	94,620
Pasona Group Inc.	28	19,787
Sohgo Security Services Co. Ltd.	5,600	63,773
So-net M3 Inc.	7	25,995
TKC Corp.	2,100	38,803
Toppan Forms Co. Ltd.	5,600	60,622
Zenrin Co. Ltd.	2,100	24,600

		522,099

18	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

February 28, 2010

Security	Shares	Value
COMPUTERS – 0.58%
CSK Holdings Corp.[a]	6,300	$27,223
DTS Corp.	2,800	27,790
Ines Corp.	2,100	14,793
Net One Systems Co. Ltd.	42	44,096
NS Solutions Corp.	2,100	33,131
Vic Tokai Corp.	2,100	22,024

		169,057

COSMETICS & PERSONAL CARE – 1.35%
Aderans Holdings Co. Ltd.[a]	3,500	41,632
Fancl Corp.	4,200	85,073
Kose Corp.	2,800	60,811
Lion Corp.	14,000	69,634
Mandom Corp.[b]	2,800	78,456
Pigeon Corp.	1,400	54,588

		390,194

DISTRIBUTION & WHOLESALE – 2.37%
Doshisha Co. Ltd.	2,100	50,335
F&A Aqua Holdings Inc.	2,800	28,673
Hanwa Co. Ltd.	21,000	83,419
Inaba Denki Sangyo Co. Ltd.	2,100	48,657
Itochu Enex Co. Ltd.	8,400	41,024
Iwatani Corp.	21,000	60,260
Japan Pulp & Paper Co. Ltd.	14,000	49,468
Japan Wind Development Co. Ltd.	7	17,503
JFE Shoji Holdings Inc.	14,000	48,366
Kanematsu Corp.[a]	42,000	32,611
Matsuda Sangyo Co. Ltd.	1,460	25,137
Nagase & Co. Ltd.	7,000	81,213
Nippon Gas Co. Ltd.	4,200	56,006
Ship Healthcare Holdings Inc.	28	15,849
Sumikin Bussan Corp.	7,000	15,282
Trusco Nakayama Corp.	2,100	31,595

		685,398

DIVERSIFIED FINANCIAL SERVICES – 2.84%
AIFUL Corp.[b]	10,150	15,305
Cedyna Financial Corp.[a]	10,500	18,905
Century Tokyo Leasing Corp.	4,980	69,097
Fuyo General Lease Co. Ltd.	1,400	38,976
GCA Savvian Group Corp.[a]	7	6,262
Hitachi Capital Corp.	3,500	48,169
IBJ Leasing Co. Ltd.	2,100	37,976

Security	Shares	Value
Ichiyoshi Securities Co. Ltd.	4,200	$27,838
Jaccs Co. Ltd.	14,000	30,406
Japan Securities Finance Co. Ltd.	7,700	55,282
Kenedix Inc.[a]	98	28,243
Marusan Securities Co. Ltd.	6,300	36,369
Mizuho Investors Securities Co. Ltd.[a]	28,000	28,988
Okasan Securities Group Inc.	14,000	62,544
Orient Corp.[a,b]	21,000	19,141
Osaka Securities Exchange Co. Ltd.	21	114,021
Promise Co. Ltd.[a]	5,950	45,597
Ricoh Leasing Co. Ltd.	2,100	48,161
Takefuji Corp.	5,670	25,139
Tokai Tokyo Financial Holdings Inc.	14,000	53,879
Toyo Securities Co. Ltd.[a]	7,000	12,840

		823,138

ELECTRIC – 0.27%
Okinawa Electric Power Co. Inc. (The)	1,400	77,353

		77,353

ELECTRICAL COMPONENTS & EQUIPMENT – 1.61%
Fujikura Ltd.	28,000	148,405
Funai Electric Co. Ltd.	2,100	90,626
Hitachi Cable Ltd.	14,000	35,920
Nippon Signal Co. Ltd. (The)	3,500	30,957
NPC Inc.	700	16,550
Sinfonia Technology Co. Ltd.[b]	14,000	31,981
Takaoka Electric Manufacturing Co. Ltd.	7,000	21,505
Tokyo Rope Manufacturing Co. Ltd.	14,000	34,344
Toshiba Tec Corp.[a]	14,000	54,352

		464,640

ELECTRONICS – 6.18%
Alps Electric Co. Ltd.[a]	14,000	82,395
Anritsu Corp.[a]	14,000	51,831
Chiyoda Integre Co. Ltd.	2,100	26,633
CMK Corp.[a]	4,200	29,114
Cosel Co. Ltd.	3,500	47,499
Dainippon Screen Manufacturing Co. Ltd.[a]	21,000	96,180
Eizo Nanao Corp.	2,100	51,256
Fujitsu General Ltd.	7,000	28,830
Furuno Electric Co. Ltd.	2,800	12,414
Futaba Corp.	3,500	61,205

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

February 28, 2010

Security	Shares	Value
Hamamatsu Photonics K.K.	5,600	$136,684
HORIBA Ltd.	2,800	75,463
Hosiden Corp.	5,600	67,554
JEOL Ltd.	7,000	25,128
Kaga Electronics Co. Ltd.[b]	3,500	35,486
Koa Corp.	4,200	40,032
Kuroda Electric Co. Ltd.	2,800	39,007
Macnica Inc.	2,100	35,187
Meiko Electronics Co. Ltd.	700	16,778
Micronics Japan Co. Ltd.	1,400	24,608
Nichicon Corp.	6,300	69,547
Nihon Dempa Kogyo Co. Ltd.[b]	1,400	29,445
Nippon Chemi-Con Corp.[a]	14,000	46,790
Nitto Kogyo Corp.	2,800	26,436
Ryosan Co. Ltd.	4,200	99,677
Sanshin Electronics Co. Ltd.	2,800	21,741
Sanyo Denki Co. Ltd.	7,000	23,553
Star Micronics Co. Ltd.	4,200	41,497
Taiyo Yuden Co. Ltd.	7,000	96,810
Tamura Corp.[a]	7,000	20,717
Tokyo Seimitsu Co. Ltd.[a]	3,500	49,468
Toyo Corp.	3,500	28,121
ULVAC Inc.[b]	2,800	68,216
Wacom Co. Ltd.	35	54,076
Yamatake Corp.	5,600	131,327

		1,790,705

ENGINEERING & CONSTRUCTION – 3.82%
Chudenko Corp.	2,800	35,510
COMSYS Holdings Corp.	11,900	114,226
Japan Airport Terminal Co. Ltd.	3,500	52,855
Kandenko Co. Ltd.	7,000	44,112
Kyowa Exeo Corp.	7,000	59,393
Maeda Corp.	14,000	43,797
Maeda Road Construction Co. Ltd.	7,000	59,393
Nippo Corp.	7,000	55,140
Nippon Road Co. Ltd. (The)	7,000	16,069
Nishimatsu Construction Co. Ltd.	28,000	34,029
Okumura Corp.	14,000	50,571
Penta-Ocean Construction Co. Ltd.[a]	24,500	29,500
Shinko Plantech Co. Ltd.	3,500	34,581
SHO-BOND Holdings Co. Ltd.	2,800	54,069
Taihei Kogyo Co. Ltd.	7,000	33,399

Security	Shares	Value
Taikisha Ltd.	3,500	$59,000
Takasago Thermal Engineering Co. Ltd.[b]	7,000	53,171
Takuma Co. Ltd.[a]	7,000	16,306
Toa Corp.	14,000	15,597
Toda Corp.	21,000	74,202
Tokyu Construction Co. Ltd.[a]	8,820	24,614
Toshiba Plant Systems & Services Corp.	7,000	82,710
Toyo Construction Co. Ltd.	35,000	18,117
Toyo Engineering Corp.	14,000	46,948

		1,107,309

ENTERTAINMENT – 0.77%
Avex Group Holdings Inc.	3,500	32,336
Resorttrust Inc.	3,500	48,720
Shochiku Co. Ltd.	7,000	62,072
Toei Co. Ltd.	7,000	35,683
Tokyotokeiba Co. Ltd.	14,000	20,323
Yomiuri Land Co. Ltd.	7,000	23,553

		222,687

ENVIRONMENTAL CONTROL – 0.11%
Asahi Holdings Inc.	2,100	32,611

		32,611

FOOD – 4.21%
Ariake Japan Co. Ltd.	2,100	32,470
Ezaki Glico Co. Ltd.	7,000	81,528
Fuji Oil Co. Ltd.	8,400	130,918
House Foods Corp.	5,600	81,859
Itoham Foods Inc.	14,000	52,462
J-Oil Mills Inc.	7,000	21,977
Kato Sangyo Co. Ltd.	2,100	34,502
Kewpie Corp.	8,400	93,013
Maruha Nichiro Holdings Inc.	35,000	49,626
MEGMILK SNOW BRAND Co. Ltd.[a]	3,500	54,982
Mitsui Sugar Co. Ltd.	7,000	26,231
Morinaga & Co. Ltd.	28,000	64,907
Morinaga Milk Industry Co. Ltd.	21,000	87,436
Nichirei Corp.	28,000	107,759
Nippon Beet Sugar Manufacturing Co. Ltd.	14,000	37,653
Nippon Flour Mills Co. Ltd.	14,000	72,154
Nippon Suisan Kaisha Ltd.	20,300	59,622

20	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

February 28, 2010

Security	Shares	Value
Nisshin OilliO Group Ltd. (The)	14,000	$70,264
Prima Meat Packers Ltd.	14,000	15,124
Unicharm Petcare Corp.	1,400	45,057

		1,219,544

FOREST PRODUCTS & PAPER – 1.33%
Daio Paper Corp.	7,000	56,006
Hokuetsu Kishu Paper Co. Ltd.	10,500	51,280
Mitsubishi Paper Mills Ltd.	35,000	40,567
Rengo Co. Ltd.	21,000	133,281
Sumitomo Forestry Co. Ltd.	13,300	103,119

		384,253

GAS – 0.48%
Saibu Gas Co. Ltd.	42,000	117,684
Shizuoka Gas Co. Ltd.	3,500	21,426

		139,110

HAND & MACHINE TOOLS – 1.61%
DISCO Corp.	2,100	115,557
Hitachi Koki Co. Ltd.	4,900	51,115
Meidensha Corp.	21,000	92,871
Mori Seiki Co. Ltd.	8,400	88,948
OSG Corp.	7,700	77,290
Union Tool Co.[b]	1,400	39,386

		465,167

HEALTH CARE – PRODUCTS – 1.35%
Hogy Medical Co. Ltd.	1,400	71,367
Nakanishi Inc.	700	66,168
Nihon Kohden Corp.	3,500	60,575
Nipro Corp.	6,300	123,852
Paramount Bed Co. Ltd.	2,100	42,607
Topcon Corp.[b]	5,600	26,656

		391,225

HEALTH CARE – SERVICES – 0.06%
Message Co. Ltd.	7	16,542

		16,542

HOME BUILDERS – 0.55%
Haseko Corp.[a]	94,500	92,517
PanaHome Corp.	7,000	48,129
Token Corp.	840	19,037

		159,683

HOME FURNISHINGS – 1.36%
Alpine Electronics Inc.[a]	4,200	50,713

Security	Shares	Value
Canon Electronics Inc.	2,100	$44,285
Daiwa Industries Ltd.	7,000	32,533
Foster Electric Co. Ltd.[b]	2,100	52,934
France Bed Holdings Co. Ltd.	14,000	20,323
Juki Corp.[a]	14,000	19,063
JVC KENWOOD Holdings Inc.[a]	60,200	26,420
Nidec Sankyo Corp.	7,000	57,582
Noritz Corp.	2,800	39,921
Pioneer Corp.[a,b]	14,000	49,468

		393,242

HOUSEHOLD PRODUCTS & WARES – 0.09%
Pilot Corp.	21	25,876

		25,876

HOUSEWARES – 0.41%
Noritake Co. Ltd.	14,000	38,598
Sangetsu Co. Ltd.	3,500	81,410

		120,008

INTERNET – 1.98%
Access Co. Ltd.[a,b]	21	31,784
CyberAgent Inc.	49	89,161
Digital Garage Inc.	7	14,959
Dwango Co. Ltd.	7	12,123
eAccess Ltd.	119	96,148
En-Japan Inc.	14	16,479
GMO Internet Inc.	4,900	18,417
Gourmet Navigator Inc.	14	28,704
Internet Initiative Japan Inc.	14	27,727
kabu.com Securities Co. Ltd.	35	35,093
Kakaku.com Inc.	14	54,825
Mixi Inc.[a]	7	45,057
Monex Group Inc.	98	46,869
Opt Inc.	7	9,531
So-net Entertainment Corp.	14	36,550
VeriSign Japan K.K.	28	10,681

		574,108

IRON & STEEL – 1.15%
Aichi Steel Corp.	14,000	57,818
Godo Steel Ltd.	14,000	30,406
Kyoei Steel Ltd.	1,400	25,758
Mitsubishi Steel Manufacturing Co. Ltd.[a]	14,000	23,946

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

February 28, 2010

Security	Shares	Value
Nakayama Steel Works Ltd.	14,000	$20,165
Nippon Metal Industry Co. Ltd.	14,000	20,796
Nippon Yakin Kogyo Co. Ltd.	10,500	31,193
Sanyo Special Steel Co. Ltd.	7,000	27,964
TOPY Industries Ltd.	21,000	38,046
Yodogawa Steel Works Ltd.	14,000	57,818

		333,910

LEISURE TIME – 1.42%
Accordia Golf Co. Ltd.	49	51,556
Daiichikosho Co. Ltd.	4,200	56,668
Fields Corp.	14	17,550
H.I.S. Co. Ltd.	2,100	37,787
Heiwa Corp.	4,900	51,501
Mars Engineering Corp.	700	13,620
Mizuno Corp.	7,000	32,139
Pacific Golf Group International Holdings K.K.	49	36,006
Roland Corp.	2,100	20,819
Round One Corp.	4,200	27,034
Tokyo Dome Corp.	14,000	38,913
Universal Entertainment Corp.[a]	2,100	27,271

		410,864

LODGING – 0.10%
Fujita Kanko Inc.	7,000	28,121

		28,121

MACHINERY – 4.16%
Aida Engineering Ltd.	7,700	25,561
Chugai Ro Co. Ltd.	7,000	19,141
CKD Corp.	6,300	48,350
Daifuku Co. Ltd.	7,000	51,831
Daihen Corp.	14,000	60,496
Fuji Machine Manufacturing Co. Ltd.	3,500	56,518
Furukawa Co. Ltd.	28,000	31,193
Harmonic Drive Systems Inc.	7	21,268
Iseki & Co. Ltd.[a,b]	14,000	40,803
Komori Corp.	5,600	62,639
Makino Milling Machine Co. Ltd.[a]	7,000	35,998
Max Co. Ltd.	7,000	73,178
Miura Co. Ltd.	2,800	73,698
Modec Inc.	2,100	37,432
Nabtesco Corp.	7,000	87,987
Nippon Sharyo Ltd.	7,000	43,167

Security	Shares	Value
Nippon Thompson Co. Ltd.	7,000	$44,900
Obara Corp.	1,400	15,345
Okuma Corp.	14,000	83,182
Shima Seiki Manufacturing Ltd.	2,100	40,764
Sintokogio Ltd.	5,600	40,331
Tadano Ltd.	14,000	66,168
Toshiba Machine Co. Ltd.[b]	14,000	56,400
Toyo Kanetsu K.K.	14,000	27,412
Tsubakimoto Chain Co.	14,000	59,709

		1,203,471

MACHINERY – DIVERSIFIED – 0.68%
Ebara Corp.[a]	35,000	166,995
Torishima Pump Manufacturing Co. Ltd.	1,400	30,374

		197,369

MANUFACTURING – 1.60%
Amano Corp.	7,000	61,442
Glory Ltd.	5,600	125,971
Kureha Corp.	14,000	65,695
Nikkiso Co. Ltd.	7,000	43,639
Nitta Corp.	2,800	41,213
Tamron Co. Ltd.	1,400	20,323
Tenma Corp.	2,800	31,351
Tokai Rubber Industries Ltd.	2,800	36,424
Toyo Tanso Co. Ltd.	700	36,274

		462,332

MEDIA – 0.45%
Gakken Holdings Co. Ltd.	7,000	17,172
Kadokawa Group Holdings Inc.	2,100	50,051
SKY Perfect JSAT Holdings Inc.	140	62,072

		129,295

METAL FABRICATE & HARDWARE – 1.63%
Kitz Corp.	7,000	36,314
Misumi Group Inc.	7,000	130,051
Nachi-Fujikoshi Corp.	21,000	59,315
Neturen Co. Ltd.	4,200	25,002
Oiles Corp.	3,580	56,158
Onoken Co. Ltd.	1,400	9,295
Ryobi Ltd.[a]	14,000	43,954
Tocalo Co. Ltd.	1,400	27,239
Toho Zinc Co. Ltd.	14,000	61,442

22	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

February 28, 2010

Security	Shares	Value
Yamazen Corp.	6,300	$23,679

		472,449

MINING – 1.32%
Nippon Coke & Engineering Co. Ltd.	14,000	17,960
Nippon Denko Co. Ltd.	7,000	43,088
Nippon Light Metal Co. Ltd.[a]	56,000	64,277
Nittetsu Mining Co. Ltd.	7,000	30,248
OSAKA Titanium technologies Co. Ltd.	1,400	44,569
Pacific Metals Co. Ltd.	14,000	102,403
Sumitomo Light Metal Industries Ltd.[a]	35,000	31,115
Toho Titanium Co. Ltd.	2,800	49,563

		383,223

OFFICE & BUSINESS EQUIPMENT – 0.15%
Canon Finetech Inc.	2,800	43,828

		43,828

OFFICE FURNISHINGS – 0.35%
Kokuyo Co. Ltd.	8,400	63,710
Okamura Corp.	7,000	37,180

		100,890

OIL & GAS – 0.08%
AOC Holdings Inc.	4,200	22,781

		22,781

PACKAGING & CONTAINERS – 0.38%
FP Corp.	1,400	65,774
Fuji Seal International Inc.	2,100	43,174

		108,948

PHARMACEUTICALS – 3.34%
EPS Co. Ltd.	7	28,476
Kaken Pharmaceutical Co. Ltd.	7,000	62,072
Kobayashi Pharmaceutical Co. Ltd.	2,800	114,218
KYORIN Co. Ltd.	7,000	105,002
Miraca Holdings Inc.	4,900	148,326
Mochida Pharmaceutical Co. Ltd.	7,000	68,373
Nichi-Iko Pharmaceutical Co. Ltd.[b]	2,100	61,938
Nippon Shinyaku Co. Ltd.	7,000	78,692
Rohto Pharmaceutical Co. Ltd.	7,000	81,292
Sawai Pharmaceutical Co. Ltd.[b]	1,400	96,258
Seikagaku Corp.	3,500	37,613
Toho Holdings Co. Ltd.	3,500	47,341

Security	Shares	Value
Towa Pharmaceutical Co. Ltd.	700	$37,653

		967,254

REAL ESTATE – 1.30%
Arnest One Corp.	3,500	33,872
Daibiru Corp.	4,900	39,315
Daikyo Inc.[a]	21,000	38,755
Goldcrest Co. Ltd.	1,680	47,830
Heiwa Real Estate Co. Ltd.	17,500	54,746
Leopalace21 Corp.[a]	9,100	43,828
Sankei Building Co. Ltd. (The)	2,800	18,149
Shoei Co. Ltd.	2,800	22,371
Sumitomo Real Estate Sales Co. Ltd.	700	30,366
TOC Co. Ltd.	7,000	25,837
Tokyu Livable Inc.	2,100	17,062
Touei Housing Corp.	700	5,396

		377,527

REAL ESTATE INVESTMENT TRUSTS – 4.20%
DA Office Investment Corp.	21	43,836
Frontier Real Estate Investment Corp.	14	104,608
Fukuoka REIT Corp.	7	38,677
Global One Real Estate Investment Corp. Ltd.	7	51,753
Hankyu REIT Inc.	7	27,373
Japan Excellent Inc.	14	62,150
Japan Logistics Fund Inc.	14	103,190
Kenedix Realty Investment Corp.	21	57,306
MID REIT Inc.	14	29,208
Mori Hills REIT Investment Corp.	7	20,709
MORI TRUST Sogo REIT Inc.	7	61,757
Nippon Accommodations Fund Inc.	14	72,627
Nippon Commercial Investment Corp.	21	26,491
Nippon Residential Investment Corp.	56	131,705
Nomura Real Estate Residential Fund Inc.	7	28,633
ORIX JREIT Inc.	21	100,906
Premier Investment Corp.	14	46,302
TOKYU REIT Inc.	14	68,688
Top REIT Inc.	14	63,962
United Urban Investment Corp.	14	75,305

		1,215,186

RETAIL – 9.94%
Alpen Co. Ltd.	1,400	21,993

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

February 28, 2010

Security	Shares	Value
Aoki Holdings Inc.	2,800	$33,399
Aoyama Trading Co. Ltd.	5,600	91,564
Arcs Co. Ltd.	2,800	38,251
Askul Corp.	2,100	38,377
Autobacs Seven Co. Ltd.	2,800	82,962
Belluna Co. Ltd.	2,450	10,311
Best Denki Co. Ltd.[a]	7,000	16,699
BIC Camera Inc.	63	21,587
Cawachi Ltd.	1,400	28,169
Chiyoda Co. Ltd.	2,800	34,218
Circle K Sunkus Co. Ltd.	4,900	61,481
cocokara fine HOLDINGS Inc.	700	11,887
Colowide Co. Ltd.[b]	3,500	20,835
Culture Convenience Club Co. Ltd.[b]	8,400	42,158
Daiei Inc. (The)[a,b]	6,300	20,914
DCM Japan Holdings Co. Ltd.	7,000	40,331
Don Quijote Co. Ltd.	4,200	106,341
Doutor Nichires Holdings Co. Ltd.	4,200	53,690
Duskin Co. Ltd.	4,900	90,815
EDION Corp.	7,000	73,809
Fuji Co. Ltd.	1,400	26,924
GEO Corp.	35	36,826
Gulliver International Co. Ltd.	350	14,888
H2O Retailing Corp.	14,000	92,950
Heiwado Co. Ltd.	3,500	44,742
Honeys Co. Ltd.	1,820	13,783
Izumi Co. Ltd.	5,600	70,012
Izumiya Co. Ltd.	7,000	31,902
Joshin Denki Co. Ltd.[b]	7,000	62,544
Keiyo Co. Ltd.[b]	3,500	17,448
Kisoji Co. Ltd.	3,500	75,108
Kohnan Shoji Co. Ltd.	2,100	23,797
Komeri Co. Ltd.	2,800	75,809
K’s Holdings Corp.	3,500	102,954
Maruetsu Inc. (The)	7,000	29,460
Matsumotokiyoshi Co. Ltd.	3,500	76,959
Matsuya Co. Ltd.[a,b]	2,800	24,041
Megane Top Co. Ltd.	1,400	10,177
MOS Food Services Inc.	2,800	47,735
Nishimatsuya Chain Co. Ltd.	4,900	46,042
Nissen Holdings Co. Ltd.	4,900	20,016
Parco Co. Ltd.	7,000	54,903
Paris Miki Holdings Inc.	3,500	29,815

Security	Shares	Value
Plenus Co. Ltd.	2,800	$39,480
Point Inc.	1,260	78,125
Right On Co. Ltd.	2,100	15,786
Ryohin Keikaku Co. Ltd.	2,100	87,909
Saint Marc Holdings Co. Ltd.	700	23,434
Saizeriya Co. Ltd.	2,800	51,327
San-A & Co. Ltd.	700	25,679
Sankyo-Tateyama Holdings Inc.[a]	35,000	44,506
Seiko Holdings Corp.	7,000	13,943
Senshukai Co. Ltd.	4,200	24,246
Shimachu Co. Ltd.	4,200	88,712
Sugi Holdings Co. Ltd.	2,800	67,775
Sundrug Co. Ltd.	2,800	67,869
Toridoll Corp.	7	12,737
Tsuruha Holdings Inc.	1,400	54,195
Valor Co. Ltd.	3,500	28,555
Watami Co. Ltd.[b]	2,800	51,233
Xebio Co. Ltd.	2,100	40,339
Yoshinoya Holdings Co. Ltd.[b]	42	46,790
Zensho Co. Ltd.[b]	6,300	47,074

		2,878,340

SEMICONDUCTORS – 0.43%
Megachips Corp.	1,400	18,527
Mimasu Semiconductor Industry Co. Ltd.	2,100	25,427
NEC Electronics Corp.[a,b]	3,500	34,069
Sanken Electric Co. Ltd.	7,000	24,498
Shindengen Electric Manufacturing Co. Ltd.[a]	7,000	22,056

		124,577

SHIPBUILDING – 0.54%
Hitachi Zosen Corp.[a]	73,500	103,387
Namura Shipbuilding Co. Ltd.	4,200	23,301
Sasebo Heavy Industries Co. Ltd.	14,000	30,406

		157,094

SOFTWARE – 1.12%
Capcom Co. Ltd.	4,200	71,603
Fuji Soft Inc.	2,800	47,042
Nihon Unisys Ltd.	5,600	33,525
NSD Co. Ltd.	3,500	39,425
Obic Business Consultants Co. Ltd.	700	30,721
Sumisho Computer Systems Corp.	2,100	28,381

24	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

February 28, 2010

Security	Shares	Value
Tecmo Koei Holdings Co. Ltd.[a]	4,200	$27,601
Trans Cosmos Inc.[a]	2,800	22,308
Works Applications Co. Ltd.	35	23,001

		323,607

STORAGE & WAREHOUSING – 0.47%
Mitsui-Soko Co. Ltd.	14,000	52,462
Shibusawa Warehouse Co. Ltd. (The)	7,000	22,686
Sumitomo Warehouse Co. Ltd. (The)	14,000	61,757

		136,905

TELECOMMUNICATIONS – 1.36%
Daimei Telecom Engineering Corp.	2,800	20,039
Denki Kogyo Co. Ltd.	7,000	35,447
Hikari Tsushin Inc.	2,100	36,723
Hitachi Kokusai Electric Inc.	7,000	64,907
IT Holdings Corp.	7,048	78,756
Japan Radio Co. Ltd.	7,000	13,312
MTI Ltd.	7	13,966
Oki Electric Industry Co. Ltd.[a]	70,000	53,564
Okinawa Cellular Telephone Co.	14	25,916
Telepark Corp.	21	31,737
Uniden Corp.[a]	7,000	17,881

		392,248

TEXTILES – 0.96%
Daiwabo Holdings Co. Ltd.	14,000	28,200
Kurabo Industries Ltd.	21,000	37,574
Nitto Boseki Co. Ltd.	28,000	54,510
Seiren Co. Ltd.	5,600	35,353
Toyobo Co. Ltd.	56,000	85,073
Unitika Ltd.[a]	49,000	38,046

		278,756

TOYS, GAMES & HOBBIES – 0.31%
Sanrio Co. Ltd.	4,200	35,589
Tomy Co. Ltd.	7,000	54,352

		89,941

TRANSPORTATION – 2.87%
Daiichi Chuo Kisen Kaisha[a,b]	7,000	18,590
Fukuyama Transporting Co. Ltd.	14,000	68,373
Hitachi Transport System Ltd.	4,200	57,944
Iino Kaiun Kaisha Ltd.	8,400	46,128
Inui Steamship Co. Ltd.	2,100	16,235
Kintetsu World Express Inc.	1,400	36,250

Security	Shares	Value
Nippon Konpo Unyu Soko Co. Ltd.	7,000	$78,771
Nishi-Nippon Railroad Co. Ltd.	28,000	112,485
Sankyu Inc.	21,000	100,906
Seino Holdings Co. Ltd.	14,000	98,779
Shinwa Kaiun Kaisha Ltd.[a]	7,000	21,898
Sotetsu Holdings Inc.	35,000	153,604
Yusen Air & Sea Service Co. Ltd.	1,400	19,598

		829,561

TOTAL COMMON STOCKS (Cost: $31,455,491)		28,855,213

SHORT-TERM INVESTMENTS – 3.96%

MONEY MARKET FUNDS – 3.96%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.17%[c,d,e]	982,139	982,139
BlackRock Cash Funds: Prime, SL Agency Shares 0.16%[c,d,e]	157,840	157,840
BlackRock Cash Funds: Treasury, SL Agency Shares 0.10%[c,d]	6,584	6,584

		1,146,563

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,146,563)		1,146,563

TOTAL INVESTMENTS IN SECURITIES – 103.62%
(Cost: $32,602,054)		30,001,776

Other Assets, Less Liabilities – (3.62)%		(1,047,942)

NET ASSETS – 100.00%		$28,953,834

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited)

iSHARES® MSCI MALAYSIA INDEX FUND

February 28, 2010

Security	Shares	Value
COMMON STOCKS – 99.50%

AGRICULTURE – 11.87%
British American Tobacco (Malaysia) Bhd	923,000	$11,377,930
Genting Plantations Bhd	1,491,000	2,710,113
IOI Corp. Bhd	24,140,030	38,065,471
Kuala Lumpur Kepong Bhd	3,124,000	15,356,265

		67,509,779

AIRLINES – 0.89%
AirAsia Bhd[a]	8,094,000	3,422,511
Malaysian Airline System Bhd[a]	2,698,000	1,647,876

		5,070,387

AUTO PARTS & EQUIPMENT – 1.19%
UMW Holdings Bhd	3,692,000	6,797,486

		6,797,486

BANKS – 27.27%
Alliance Financial Group Bhd	6,035,000	4,926,531
AMMB Holdings Bhd	12,851,037	18,490,701
CIMB Group Holdings Bhd	12,922,032	49,403,863
Hong Leong Bank Bhd	3,124,000	7,705,653
Malayan Banking Bhd	23,217,020	47,518,024
Public Bank Bhd Foreign	6,958,000	22,720,000
RHB Capital Bhd	2,840,000	4,403,230

		155,168,002

BUILDING MATERIALS – 0.72%
Lafarge Malayan Cement Bhd	2,201,060	4,071,848

		4,071,848

COMMERCIAL SERVICES – 1.76%
PLUS Expressways Bhd	9,869,000	9,997,959

		9,997,959

DIVERSIFIED FINANCIAL SERVICES – 1.53%
Bursa Malaysia Bhd	2,272,000	4,856,896
Hong Leong Financial Group Bhd	1,704,000	3,852,826

		8,709,722

ELECTRIC – 6.76%
Tenaga Nasional Bhd	12,780,050	29,872,030
YTL Power International Bhd	13,561,075	8,601,357

		38,473,387

ENGINEERING & CONSTRUCTION – 5.86%
Gamuda Bhd	10,579,000	8,604,854

Security	Shares	Value
IJM Corp. Bhd	7,384,040	$9,605,432
MMC Corp. Bhd	4,970,000	3,560,945
YTL Corp. Bhd	5,467,021	11,590,630

		33,361,861

ENTERTAINMENT – 2.31%
Berjaya Sports Toto Bhd	4,899,050	6,142,694
Tanjong PLC	1,349,000	6,979,703

		13,122,397

FOOD – 2.91%
PPB Group Bhd	3,479,066	16,549,954

		16,549,954

GAS – 1.63%
Petronas Gas Bhd	3,266,000	9,254,706

		9,254,706

HOLDING COMPANIES – DIVERSIFIED – 8.58%
Sime Darby Bhd	19,667,025	48,799,401

		48,799,401

IRON & STEEL – 0.97%
Parkson Holdings Bhd	3,408,033	5,534,113

		5,534,113

LODGING – 7.71%
Genting Bhd	14,555,000	26,968,742
Genting Malaysia Bhd	21,158,000	16,899,063

		43,867,805

MEDIA – 0.56%
Astro All Asia Networks PLC	3,195,000	3,180,458

		3,180,458

OIL & GAS – 0.74%
Petronas Dagangan Bhd	1,633,000	4,190,991

		4,190,991

REAL ESTATE – 2.20%
IGB Corp. Bhd[a]	5,893,000	3,028,263
KLCC Property Holdings Bhd	3,053,000	2,931,525
SP Setia Bhd	5,325,000	6,536,045

		12,495,833

TELECOMMUNICATIONS – 10.52%
Axiata Group Bhd[a]	16,614,000	18,197,099
DiGi.Com Bhd	2,272,000	15,024,355
Maxis Communications Bhd	12,283,000	19,909,605

26	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI MALAYSIA INDEX FUND

February 28, 2010

Security	Shares	Value
Telekom Malaysia Bhd	7,029,000	$6,728,686

		59,859,745

TRANSPORTATION – 3.52%
MISC Bhd Foreign	8,793,920	20,012,591

		20,012,591

TOTAL COMMON STOCKS (Cost: $325,659,975)		566,028,425

RIGHTS – 0.01%

AIRLINES – 0.01%
Malaysian Airline System Bhd[a]	2,784,600	73,591

		73,591

TOTAL RIGHTS (Cost: $412,208)		73,591

SHORT-TERM INVESTMENTS – 0.01%

MONEY MARKET FUNDS – 0.01%
BlackRock Cash Funds: Treasury, SL Agency Shares 0.10%[b,c]	67,677	67,677

		67,677

TOTAL SHORT-TERM INVESTMENTS (Cost: $67,677)		67,677

TOTAL INVESTMENTS IN SECURITIES – 99.52% (Cost: $326,139,860)		566,169,693

Other Assets, Less Liabilities – 0.48%		2,742,409

NET ASSETS – 100.00%		$568,912,102

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited)

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

February 28, 2010

Security	Shares	Value
COMMON STOCKS – 99.37%

AUSTRALIA – 67.64%
AGL Energy Ltd.	1,375,920	$17,705,799
Alumina Ltd.	7,524,504	10,140,981
Amcor Ltd.	3,759,288	19,963,003
AMP Ltd.	6,298,656	33,504,252
Aristocrat Leisure Ltd.	1,214,928	4,602,105
Arrow Energy Ltd.[a,b]	1,818,648	5,406,950
Asciano Group[a]	8,668,608	13,972,929
ASX Ltd.	536,952	17,531,445
Australia and New Zealand Banking Group Ltd.	7,738,224	160,350,472
AXA Asia Pacific Holdings Ltd.	3,162,432	18,266,128
Bendigo and Adelaide Bank Ltd.	1,088,880	9,380,385
BGP Holdings PLC[c]	27,004,595	3,685
BHP Billiton Ltd.	10,370,568	381,689,274
Billabong International Ltd.	625,267	5,694,454
BlueScope Steel Ltd.	5,638,776	12,219,848
Boral Ltd.	1,823,016	8,766,583
Brambles Ltd.	4,319,016	26,841,691
Caltex Australia Ltd.[a]	421,200	3,960,438
CFS Retail Property Trust	5,375,448	9,146,056
Coca-Cola Amatil Ltd.	1,747,200	17,555,010
Cochlear Ltd.	175,032	9,945,226
Commonwealth Bank of Australia	4,732,728	228,521,475
Computershare Ltd.	1,366,248	14,253,485
Crown Ltd.	1,498,848	10,737,747
CSL Ltd.	1,744,704	53,730,332
CSR Ltd.	4,397,328	6,379,248
Dexus Property Group	14,550,432	10,749,677
Energy Resources of Australia Ltd.	207,480	3,413,115
Fairfax Media Ltd.[b]	6,447,168	9,526,174
Fortescue Metals Group Ltd.[a,b]	3,814,824	15,885,213
Foster’s Group Ltd.	5,945,472	28,697,277
Goodman Fielder Ltd.	3,900,312	5,256,558
Goodman Group	18,471,024	9,924,481
GPT Group	28,506,816	14,678,516
Harvey Norman Holdings Ltd.	1,619,592	5,554,820
Incitec Pivot Ltd.	4,975,152	14,435,005
Insurance Australia Group Ltd.	6,398,808	22,634,024

Security	Shares	Value
Intoll Group	7,102,992	$7,155,821
James Hardie Industries SEa	1,326,000	8,834,501
Leighton Holdings Ltd.	458,952	15,494,380
Lend Lease Group	1,344,096	11,639,179
Macquarie Group Ltd.	1,032,408	41,843,837
MAp Group	2,281,032	6,373,112
Metcash Ltd.	2,349,360	8,667,870
Mirvac Group	8,322,600	11,402,919
National Australia Bank Ltd.	6,484,296	147,722,119
Newcrest Mining Ltd.	1,493,232	41,907,511
Nufarm Ltd.[b]	538,512	4,692,171
OneSteel Ltd.	4,099,368	12,664,895
Orica Ltd.	1,112,592	24,918,117
Origin Energy Ltd.	2,705,976	40,734,017
OZ Minerals Ltd.[a]	9,688,536	9,023,127
Paladin Energy Ltd.[a]	1,973,400	6,379,519
Qantas Airways Ltd.	3,463,824	8,188,896
QBE Insurance Group Ltd.	3,154,944	60,460,400
Rio Tinto Ltd.	1,345,032	84,915,569
Santos Ltd.	2,568,072	29,804,222
Sims Metal Management Ltd.	498,576	8,675,005
Sonic Healthcare Ltd.	1,126,632	13,670,581
SP AusNet	4,281,264	3,623,009
Stockland Corp. Ltd.	7,362,888	26,769,473
Suncorp-Metway Ltd.	3,908,424	29,889,946
Tabcorp Holdings Ltd.	1,873,560	11,358,523
Tatts Group Ltd.	3,795,168	8,156,575
Telstra Corp. Ltd.	13,452,504	35,778,750
Toll Holdings Ltd.	2,040,480	12,425,299
Transurban Group	3,588,000	16,836,403
Wesfarmers Ltd.	3,108,144	86,645,466
Wesfarmers Ltd. Partially Protected	472,368	13,202,003
Westfield Group	6,418,464	69,087,769
Westpac Banking Corp.	9,099,792	212,929,809
Woodside Petroleum Ltd.	1,674,192	65,021,993
Woolworths Ltd.	3,824,496	91,922,603
WorleyParsons Ltd.	507,312	11,166,642

		2,541,005,892

HONG KONG – 19.04%
ASM Pacific Technology Ltd.	624,000	5,887,665
Bank of East Asia Ltd.[b]	4,555,320	16,634,999

28	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

February 28, 2010

Security	Shares	Value
BOC Hong Kong (Holdings) Ltd.	11,388,000	$25,670,619
Cathay Pacific Airways Ltd.[a]	3,744,000	6,954,276
Cheung Kong (Holdings) Ltd.[b]	4,368,000	53,282,359
Cheung Kong Infrastructure Holdings Ltd.	1,560,000	5,867,570
Chinese Estates Holdings Ltd.	2,184,000	3,505,270
CLP Holdings Ltd.[b]	6,240,000	43,122,621
Esprit Holdings Ltd.	3,525,611	25,136,387
Foxconn International Holdings Ltd.[a,b]	6,552,000	6,717,966
Hang Lung Group Ltd.[b]	2,496,000	12,554,992
Hang Lung Properties Ltd.	6,240,736	23,834,791
Hang Seng Bank Ltd.	2,371,200	34,666,890
Henderson Land Development Co. Ltd.	3,120,056	21,079,423
Hong Kong Aircraft Engineering Co. Ltd.	249,600	3,197,424
Hong Kong and China Gas Co. Ltd. (The)	12,168,661	27,399,022
Hong Kong Exchanges and Clearing Ltd.[b]	3,120,000	52,205,298
Hongkong Electric Holdings Ltd.	4,212,000	23,573,767
Hopewell Holdings Ltd.	1,716,000	5,028,628
Hutchison Whampoa Ltd.	6,552,000	47,008,882
Hysan Development Co. Ltd.[b]	1,872,000	4,979,397
Kerry Properties Ltd.	2,184,000	10,394,843
Li & Fung Ltd.	6,865,600	31,925,414
Lifestyle International Holdings Ltd.	1,872,000	3,091,325
Link REIT (The)[b]	6,864,000	17,258,694
Mongolia Energy Corp. Ltd.[a]	9,360,000	4,352,451
MTR Corp. Ltd.	4,368,000	15,135,116
New World Development Co. Ltd.	7,800,941	14,308,951
NWS Holdings Ltd.[b]	2,496,000	4,237,511
Orient Overseas International Ltd.[b]	624,000	4,561,433
PCCW Ltd.	11,544,000	3,197,022
Sands China Ltd.[a]	6,364,800	9,018,375
Shangri-La Asia Ltd.[b]	4,368,000	7,258,104
Sino Land Co. Ltd.[b]	4,992,000	9,465,275
Sun Hung Kai Properties Ltd.	4,368,000	60,652,991

Security	Shares	Value
Swire Pacific Ltd. Class A	2,340,000	$26,117,720
Television Broadcasts Ltd.	936,000	4,274,083
Wharf (Holdings) Ltd. (The)	4,368,000	22,505,748
Wheelock and Co. Ltd.	2,808,000	7,866,965
Wing Hang Bank Ltd.	624,000	5,228,568
Yue Yuen Industrial (Holdings) Ltd.	2,028,000	6,047,415

		715,206,250

NEW ZEALAND – 0.83%
Auckland International Airport Ltd.	2,655,117	3,448,567
Contact Energy Ltd.[a]	950,352	4,061,420
Fletcher Building Ltd.	1,864,824	10,326,498
Sky City Entertainment Group Ltd.	1,713,909	3,829,832
Telecom Corp. of New Zealand Ltd.	5,759,520	9,370,964

		31,037,281

SINGAPORE – 11.86%
Ascendas Real Estate Investment Trust[b]	4,368,813	5,998,299
CapitaLand Ltd.	7,800,000	20,974,603
CapitaMall Trust Management Ltd.	6,864,781	8,643,852
CapitaMalls Asia Ltd.[a]	4,368,000	7,084,755
City Developments Ltd.[b]	1,560,000	11,408,408
ComfortDelGro Corp. Ltd.	5,616,000	6,192,502
COSCO Corp. (Singapore) Ltd.[b]	3,120,104	2,707,923
DBS Group Holdings Ltd.	5,304,000	52,824,927
Fraser and Neave Ltd.	2,808,150	8,510,151
Genting Singapore PLC[a,b]	14,352,400	9,138,079
Golden Agri-Resources Ltd.[a]	21,145,987	7,972,806
Jardine Cycle & Carriage Ltd.	378,000	6,529,018
Keppel Corp. Ltd.	4,056,000	24,266,173
Neptune Orient Lines Ltd.[b]	2,808,750	3,556,644
Noble Group Ltd.[b]	5,928,400	13,369,160
Olam International Ltd.[b]	3,744,600	6,473,201
Oversea-Chinese Banking Corp. Ltd.	8,112,600	48,997,634
SembCorp Industries Ltd.	2,808,240	7,531,525
SembCorp Marine Ltd.	2,808,200	7,411,554
Singapore Airlines Ltd.	1,560,800	16,521,807

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

February 28, 2010

Security	Shares	Value
Singapore Exchange Ltd.	2,496,000	$13,690,090
Singapore Press Holdings Ltd.[b]	4,851,517	12,804,388
Singapore Technologies
Engineering Ltd.	4,368,000	9,726,001
Singapore Telecommunications Ltd.	24,648,328	53,480,402
StarHub Ltd.	1,872,000	2,849,883
United Overseas Bank Ltd.	3,744,000	49,646,553
UOL Group Ltd.	1,560,000	4,416,874
Wilmar International Ltd.	4,056,000	18,755,069
Yangzijiang Shipbuilding (Holdings) Ltd.	4,992,000	4,048,431

		445,530,712

TOTAL COMMON STOCKS (Cost: $3,218,828,765)		3,732,780,135

SHORT-TERM INVESTMENTS – 2.96%

MONEY MARKET FUNDS – 2.96%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.17%[d,e,f]	95,515,543	95,515,543
BlackRock Cash Funds: Prime, SL Agency Shares 0.16%[d,e,f]	15,350,370	15,350,370
BlackRock Cash Funds: Treasury, SL Agency Shares 0.10%[d,e]	309,232	309,232

		111,175,145

TOTAL SHORT-TERM INVESTMENTS
(Cost: $111,175,145)		111,175,145

Value
TOTAL INVESTMENTS IN SECURITIES – 102.33% (Cost: $3,330,003,910)	$3,843,955,280

Other Assets, Less Liabilities – (2.33)%	(87,572,855)

NET ASSETS – 100.00%	$3,756,382,425

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
f	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

30	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI SINGAPORE INDEX FUND

February 28, 2010

Security	Shares	Value
COMMON STOCKS – 99.77%

AGRICULTURE – 5.91%
Golden Agri-Resources Ltd.[a]	66,000,628	$24,884,636
Wilmar International Ltd.	13,200,000	61,037,206

		85,921,842

AIRLINES – 3.85%
Singapore Airlines Ltd.[b]	5,280,467	55,896,243

		55,896,243

BANKS – 34.77%
DBS Group Holdings Ltd.	17,160,500	170,909,156
Oversea-Chinese Banking Corp. Ltd.	26,400,000	159,447,962
United Overseas Bank Ltd.	13,200,000	175,035,925

		505,393,043

BEVERAGES – 2.20%
Fraser and Neave Ltd.	10,560,000	32,002,276

		32,002,276

DISTRIBUTION & WHOLESALE – 1.57%
Jardine Cycle & Carriage Ltd.	1,320,000	22,799,744

		22,799,744

DIVERSIFIED FINANCIAL SERVICES – 3.49%
Singapore Exchange Ltd.	9,240,000	50,679,661

		50,679,661

ENGINEERING & CONSTRUCTION – 4.17%
SembCorp Industries Ltd.	10,560,000	28,321,263
Singapore Technologies Engineering Ltd.	14,520,000	32,330,938

		60,652,201

FOOD – 1.41%
Olam International Ltd.[b]	11,880,000	20,536,672

		20,536,672

HOLDING COMPANIES – DIVERSIFIED – 7.76%
Keppel Corp. Ltd.	11,880,000	71,075,479
Noble Group Ltd.[b]	18,480,000	41,674,326

		112,749,805

MEDIA – 2.88%
Singapore Press Holdings Ltd.[b]	15,840,000	41,805,791

		41,805,791

REAL ESTATE – 10.51%
CapitaLand Ltd.	22,440,000	60,342,321

Security	Shares	Value
CapitaMalls Asia Ltd.[a]	5,280,000	$8,563,990
City Developments Ltd.[b]	5,280,000	38,613,075
Genting Singapore PLC[a,b]	47,520,400	30,255,928
UOL Group Ltd.	5,280,000	14,949,420

		152,724,734

REAL ESTATE INVESTMENT TRUSTS – 3.31%
Ascendas Real Estate Investment Trust	14,520,335	19,936,150
CapitaMall Trust Management Ltd.	22,440,800	28,256,538

		48,192,688

SHIPBUILDING – 2.39%
SembCorp Marine Ltd.[b]	7,920,000	20,902,895
Yangzijiang Shipbuilding (Holdings) Ltd.[b]	17,160,000	13,916,483

		34,819,378

TELECOMMUNICATIONS – 12.71%
Singapore Telecommunications Ltd.	80,520,568	174,708,496
StarHub Ltd.	6,600,000	10,047,663

		184,756,159

TRANSPORTATION – 2.84%
ComfortDelGro Corp. Ltd.	18,480,000	20,377,036
COSCO Corp. (Singapore) Ltd.[b]	10,560,000	9,164,972
Neptune Orient Lines Ltd.[b]	9,240,499	11,700,995

		41,243,003

TOTAL COMMON STOCKS (Cost: $1,443,829,653)		1,450,173,240

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SINGAPORE INDEX FUND

February 28, 2010

Security	Shares	Value
SHORT-TERM INVESTMENTS – 9.70%

MONEY MARKET FUNDS – 9.70%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.17%[c,d,e]	120,687,600	$120,687,600
BlackRock Cash Funds: Prime, SL Agency Shares 0.16%[c,d,e]	19,395,789	19,395,789
BlackRock Cash Funds: Treasury, SL Agency Shares 0.10%[c,d]	846,659	846,659

		140,930,048

TOTAL SHORT-TERM INVESTMENTS
(Cost: $140,930,048)		140,930,048

TOTAL INVESTMENTS IN SECURITIES – 109.47% (Cost: $1,584,759,701)		1,591,103,288

Other Assets, Less Liabilities – (9.47)%		(137,615,618)

NET ASSETS – 100.00%		$1,453,487,670

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

32	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI SOUTH KOREA INDEX FUND

February 28, 2010

Security	Shares	Value
COMMON STOCKS – 96.08%

AGRICULTURE – 1.58%
KT&G Corp.	837,856	$46,374,994

		46,374,994

AIRLINES – 0.46%
Korean Air Lines Co. Ltd.[a]	270,692	13,559,104

		13,559,104

AUTO MANUFACTURERS – 4.91%
Hyundai Motor Co. Ltd.[b]	1,152,366	114,253,031
Kia Motors Corp.[a]	1,585,470	29,730,125

		143,983,156

AUTO PARTS & EQUIPMENT – 2.47%
Hankook Tire Co. Ltd.[b]	567,160	11,344,178
Hyundai Mobis Co. Ltd.[a]	476,936	61,061,295

		72,405,473

BANKS – 1.99%
Busan Bank[a]	1,198,772	12,040,429
Daegu Bank	889,410	11,348,623
Industrial Bank of Korea[a]	1,224,550	13,935,736
Korea Exchange Bank[a]	1,920,610	21,111,973

		58,436,761

BEVERAGES – 0.16%
Hite Brewery Co. Ltd.[a,b]	38,670	4,734,149

		4,734,149

BIOTECHNOLOGY – 0.21%
Celltrion Inc.[a,b]	406,035	6,266,080

		6,266,080

CHEMICALS – 4.10%
Hanwha Chemical Corp.[a]	580,050	7,626,315
Honam Petrochemical Corp.[a,b]	103,120	10,624,054
KCC Corp.	38,670	11,752,026
Korea Zinc Co. Ltd.[a,b]	64,450	10,168,420
LG Chem Ltd.	348,035	64,512,048
OCI Co. Ltd.[a,b]	103,120	15,691,594

		120,374,457

COMMERCIAL SERVICES – 0.17%
S1 Corp.[b]	128,908	5,012,286

		5,012,286

Security	Shares	Value

COSMETICS & PERSONAL CARE – 0.59%
AmorePacific Corp.[a]	25,780	$17,425,226

		17,425,226

DISTRIBUTION & WHOLESALE – 3.07%
Daewoo International Corp.[a,b]	371,563	11,628,362
Hanwha Corp.[a]	360,920	13,333,410
Hyosung Corp.[a,b]	170,148	12,835,546
Samsung C&T Corp.[b]	928,080	47,288,152
SK Networks Co. Ltd.	554,270	4,993,639

		90,079,109

DIVERSIFIED FINANCIAL SERVICES – 12.18%
Daewoo Securities Co. Ltd.[b]	928,080	15,482,669
Hana Financial Group Inc.[a]	1,430,791	41,323,820
Hyundai Securities Co. Ltd.	889,417	10,006,804
KB Financial Group Inc.[a]	2,418,707	101,657,010
Korea Investment Holdings Co. Ltd.	283,585	7,408,074
Mirae Asset Securities Co. Ltd.	167,579	8,524,150
Samsung Card Co. Ltd.	270,695	11,832,258
Samsung Securities Co. Ltd.	373,810	19,948,995
Shinhan Financial Group Co. Ltd.[a]	3,016,267	107,788,833
Tong Yang Securities Inc.	528,490	4,829,722
Woori Finance Holdings Co. Ltd.[a]	1,804,600	20,303,500
Woori Investment & Securities Co. Ltd.	644,500	8,251,423

		357,357,258

ELECTRIC – 2.10%
Korea Electric Power Corp.[a]	1,920,610	61,431,702

		61,431,702

ELECTRICAL COMPONENTS & EQUIPMENT – 2.88%
LG Electronics Inc.[b]	708,956	65,400,717
LS Corp.[a]	128,900	10,424,019
LS Industrial Systems Co. Ltd.[a]	121,166	8,513,690

		84,338,426

ELECTRONICS – 4.06%
LG Display Co. Ltd.[b]	1,740,152	51,909,009
Samsung Electro-Mechanics Co. Ltd.[b]	445,994	38,451,074
Samsung SDI Co. Ltd.	257,800	28,560,479

		118,920,562

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SOUTH KOREA INDEX FUND

February 28, 2010

Security	Shares	Value
ENGINEERING & CONSTRUCTION – 3.61%
Daelim Industrial Co. Ltd.[a]	206,240	$12,677,741
Daewoo Engineering & Construction Co. Ltd.[a,b]	837,854	8,198,675
Doosan Heavy Industries & Construction Co. Ltd.[a,b]	235,887	17,754,061
GS Engineering & Construction Corp.[a]	266,823	20,059,458
Hanjin Heavy Industries & Construction Co. Ltd.[a,b]	232,024	4,360,827
Hyundai Engineering & Construction Co. Inc.[a]	373,818	19,304,852
Samsung Engineering Co. Ltd.[b]	222,997	23,551,283

		105,906,897

ENVIRONMENTAL CONTROL – 0.38%
Woongjin Coway Co. Ltd.[a,b]	373,810	11,199,153

		11,199,153

FOOD – 0.50%
CJ CheilJedang Corp.[a]	58,005	10,476,806
Lotte Confectionery Co. Ltd.[a]	4,000	4,221,054

		14,697,860

GAS – 0.27%
Korea Gas Corp.[a]	180,460	7,841,352

		7,841,352

HOLDING COMPANIES – DIVERSIFIED – 1.69%
GS Holdings Corp.[a]	373,810	12,311,011
LG Corp.[a,b]	708,950	37,284,205

		49,595,216

HOME BUILDERS – 0.42%
Hyundai Development Co.[a]	425,377	12,248,980

		12,248,980

HOUSEHOLD PRODUCTS & WARES – 0.53%
LG Household & Health Care Ltd.[b]	64,450	15,419,325

		15,419,325

INSURANCE – 1.81%
Dongbu Insurance Co. Ltd.	296,470	8,051,388
Samsung Fire & Marine Insurance Co. Ltd.	283,585	45,108,572

		53,159,960

Security	Shares	Value
INTERNET – 2.20%
NCsoft Corp.[a,b]	105,698	$12,119,867
NHN Corp.[a,b]	305,493	47,671,552
SK Broadband Co. Ltd.[a]	1,095,653	4,723,049

		64,514,468

IRON & STEEL – 8.88%
Dongkuk Steel Mill Co. Ltd.[b]	270,691	5,320,937
Hyundai Steel Co.[a]	409,902	31,381,410
POSCO	489,820	223,816,364

		260,518,711

LODGING – 0.35%
Kangwon Land Inc.[a]	721,842	10,268,465

		10,268,465

MACHINERY – 0.31%
Doosan Infracore Co. Ltd.[a,b]	567,160	9,119,350

		9,119,350

MANUFACTURING – 0.87%
Cheil Industries Inc.	357,053	18,162,020
Doosan Corp.[b]	77,340	7,201,242

		25,363,262

METAL PROCESSORS & FABRICATORS – 0.13%
Taewoong Co. Ltd.[a,b]	55,427	3,646,073

		3,646,073

OIL & GAS – 2.41%
SK Energy Co. Ltd.[b]	451,152	41,618,471
SK Holdings Co. Ltd.	180,464	13,442,615
S-Oil Corp.	335,140	15,718,265

		70,779,351

PHARMACEUTICALS – 0.32%
Yuhan Corp.[a]	67,661	9,508,357

		9,508,357

RETAIL – 2.55%
Hyundai Department Store Co. Ltd.[a,b]	116,010	9,951,716
Lotte Shopping Co. Ltd.[a]	64,455	17,726,653
Shinsegae Co. Ltd.	103,120	47,119,234

		74,797,603

34	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SOUTH KOREA INDEX FUND

February 28, 2010

Security	Shares	Value
SEMICONDUCTORS – 20.82%
Hynix Semiconductor Inc.[a,b]	3,518,970	$63,710,984
Samsung Electronics Co. Ltd.	824,960	529,157,893
Samsung Techwin Co. Ltd.[b]	277,135	17,824,184

		610,693,061

SHIPBUILDING – 3.44%
Daewoo Shipbuilding & Marine Engineering Co. Ltd.[a,b]	721,840	12,539,940
Hyundai Heavy Industries Co. Ltd.[b]	283,580	50,486,482
Hyundai Mipo Dockyard Co. Ltd.	77,340	8,668,161
Samsung Heavy Industries Co. Ltd.[b]	1,211,660	25,749,995
STX Offshore & Shipbuilding Co. Ltd.[a,b]	322,250	3,320,017

		100,764,595

TELECOMMUNICATIONS – 3.17%
KT Corp.[a]	721,842	27,755,973
KT Corp. SP ADR[a]	464,040	8,900,288
LG Telecom Ltd.[a]	1,889,195	12,606,577
SKTelecom Co. Ltd.	175,560	26,109,234
SKTelecom Co. Ltd. SP ADR[b]	1,052,527	17,556,150

		92,928,222

TRANSPORTATION – 0.49%
GLOVIS Co. Ltd.[a,b]	77,340	6,601,138
STX Pan Ocean Co. Ltd.[a,b]	773,430	7,868,328

		14,469,466

TOTAL COMMON STOCKS (Cost: $1,833,374,486)		2,818,138,470

PREFERRED STOCKS – 2.92%

AUTO MANUFACTURERS – 0.54%
Hyundai Motor Co. Ltd.[b]	167,570	5,728,210
Hyundai Motor Co. Ltd. Series 2	283,580	10,170,642

		15,898,852

ELECTRICAL COMPONENTS & EQUIPMENT – 0.16%
LG Electronics Inc.	128,906	4,689,916

		4,689,916

Security	Shares	Value
SEMICONDUCTORS – 2.22%
Samsung Electronics Co. Ltd.	154,680	$65,011,207

		65,011,207

TOTAL PREFERRED STOCKS
(Cost: $63,478,777)		85,599,975

SHORT-TERM INVESTMENTS – 8.82%

MONEY MARKET FUNDS – 8.82%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.17%[c,d,e]	219,944,500	219,944,500
BlackRock Cash Funds: Prime, SL Agency Shares 0.16%[c,d,e]	35,347,435	35,347,435
BlackRock Cash Funds: Treasury, SL Agency Shares 0.10%[c,d]	3,258,381	3,258,381

		258,550,316

TOTAL SHORT-TERM INVESTMENTS
(Cost: $258,550,316)		258,550,316

TOTAL INVESTMENTS IN SECURITIES – 107.82%
(Cost: $2,155,403,579)		3,162,288,761

Other Assets, Less Liabilities – (7.82)%		(229,220,262)

NET ASSETS – 100.00%		$2,933,068,499

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited)

iSHARES® MSCI TAIWAN INDEX FUND

February 28, 2010

Security	Shares	Value
COMMON STOCKS – 99.96%

AIRLINES – 0.32%
China Airlines Ltd.[a]	17,693,752	$5,737,471
EVA Airways Corp.[a]	12,249,193	4,640,352

		10,377,823

APPAREL – 0.72%
Pou Chen Corp.	21,776,023	16,057,462
Ruentex Industries Ltd.[a]	4,083,000	6,963,601

		23,021,063

AUTO MANUFACTURERS – 0.24%
Yulon Motor Co. Ltd.	8,166,362	7,791,431

		7,791,431

AUTO PARTS & EQUIPMENT – 0.49%
Cheng Shin Rubber Industry Co. Ltd.	8,166,892	15,787,585

		15,787,585

BANKS – 6.19%
Chang Hwa Commercial Bank Ltd.	46,274,446	20,415,727
Chinatrust Financial Holding Co. Ltd.	81,660,899	44,302,740
E.Sun Financial Holding Co. Ltd.[a]	30,855,060	11,448,288
First Financial Holding Co. Ltd.	44,913,816	24,156,624
Hua Nan Financial Holdings Co. Ltd.	32,664,428	20,369,119
Mega Financial Holding Co. Ltd.	73,494,136	40,674,126
Taishin Financial Holdings Co. Ltd.[a]	35,895,845	12,087,462
Taiwan Business Bank Ltd.[a]	20,415,000	5,213,153
Taiwan Cooperative Bank Co. Ltd.	34,025,650	19,414,433

		198,081,672

BUILDING MATERIALS – 1.56%
Asia Cement Corp.	16,332,236	14,971,322
Taiwan Cement Corp.	28,581,558	26,378,178
Taiwan Glass Industrial Corp.	9,527,791	8,525,921

		49,875,421

Security	Shares	Value
CHEMICALS – 8.53%
Eternal Chemical Co. Ltd.	6,872,916	$6,664,516
Formosa Chemicals & Fibre Corp.	27,220,204	61,531,368
Formosa Plastics Corp.	38,108,768	82,223,922
Nan Ya Plastics Corp.	48,996,860	97,008,359
Taiwan Fertilizer Co. Ltd.	6,805,000	20,581,027
TSRC Corp.	4,083,000	4,824,872

		272,834,064

COMPUTERS – 12.31%
Acer Inc.	24,742,781	69,431,765
Advantech Co. Ltd.	2,735,883	5,536,170
Chicony Electronics Co. Ltd.	4,083,015	9,942,582
Clevo Co.[a]	4,288,300	8,049,128
CMC Magnetics Corp.[a]	24,498,400	6,347,547
Compal Electronics Inc.	35,566,399	51,011,127
Foxconn Technology Co. Ltd.	5,444,300	19,266,601
HTC Corp.	6,805,077	68,745,653
Innolux Display Corp.	20,415,189	29,025,883
Inotera Memories Inc.[a]	16,908,024	11,624,349
Inventec Co. Ltd.	14,971,717	8,192,490
Lite-On Technology Corp.	20,415,772	26,289,543
MiTAC International Corp.	9,527,585	4,099,483
Qisda Corp.[a]	13,610,211	6,535,108
Quanta Computer Inc.	20,415,240	41,692,984
Wistron Corp.	16,332,755	28,008,466

		393,798,879

DIVERSIFIED FINANCIAL SERVICES – 4.07%
Capital Securities Corp.[a]	9,527,000	4,604,209
Fubon Financial Holding Co. Ltd.[a]	43,552,000	48,206,283
KGI Securities Co. Ltd.	27,220,000	11,754,525
Polaris Securities Co. Ltd.[a]	19,054,991	9,327,722
SinoPac Financial Holdings Co. Ltd.[a]	53,079,193	17,128,994
Yuanta Financial Holding Co. Ltd.	69,411,076	39,388,311

		130,410,044

36	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI TAIWAN INDEX FUND

February 28, 2010

Security	Shares	Value
ELECTRICAL COMPONENTS & EQUIPMENT – 2.48%
Delta Electronics Inc.	16,332,180	$47,612,716
Pacific Electric Wire & Cable Co. Ltd.[b]	197	–
Simplo Technology Co. Ltd.	1,498,300	7,871,652
Tatung Co. Ltd.[a]	43,552,120	9,098,112
Walsin Lihwa Corp.[a]	25,859,069	8,465,827
Young Fast Optoelectronics Co. Ltd.	700,000	6,318,497

		79,366,804

ELECTRONICS – 18.80%
ASUSTeK Computer Inc.	36,747,803	64,850,749
AU Optronics Corp.	70,772,830	72,819,500
Cheng Uei Precision Industry Co. Ltd.	4,083,871	7,448,950
Chi Mei Optoelectronics Corp.[a]	43,552,629	29,874,747
Chunghwa Picture Tubes Ltd.[a]	91,187,105	8,870,645
Coretronic Corp.	5,444,000	7,443,118
HannStar Display Corp.[a]	40,830,675	8,160,406
Hon Hai Precision Industry Co. Ltd.	74,855,827	296,412,504
Kinsus Interconnect Technology Corp.	2,722,043	6,238,060
Micro-Star International Co. Ltd.	8,166,855	4,889,036
Nan Ya Printed Circuit Board Corp.	1,389,453	5,458,604
Phison Electronics Corp.	1,361,968	8,747,850
Pixart Imaging Inc.	1,374,682	7,479,367
Prime View International Co. Ltd.[a]	4,095,000	8,056,575
Synnex Technology International Corp.	10,888,952	22,950,913
Tripod Technology Corp.	4,124,488	13,760,082
Unimicron Technology Corp.	12,249,794	13,692,575
Wintek Corp.[a]	8,166,000	5,805,123
WPG Holdings Co. Ltd.	5,444,000	8,775,580
Ya Hsin Industrial Co. Ltd.[b]	6,845,461	21

		601,734,405

ENERGY – ALTERNATE SOURCES – 0.33%
Motech Industries Inc.	2,722,403	10,610,348

		10,610,348

Security	Shares	Value
FOOD – 1.09%
Uni-President Enterprises Co.	31,303,567	$34,746,496

		34,746,496

HOME FURNISHINGS – 0.19%
Teco Electric and Machinery Co. Ltd.	14,971,092	5,974,900

		5,974,900

INSURANCE – 3.39%
Cathay Financial Holding Co. Ltd.[a]	55,801,200	89,950,020
Shin Kong Financial Holding Co. Ltd.[a]	51,718,343	18,383,011

		108,333,031

INTERNET – 0.11%
Chinese Gamer International Corp.	385,000	3,661,236

		3,661,236

INVESTMENT COMPANIES – 0.79%
China Development Financial Holding Corp.[a]	92,548,496	25,191,313

		25,191,313

IRON & STEEL – 3.41%
China Steel Corp.	93,909,902	94,283,229
Feng Hsin Iron & Steel Co. Ltd.	4,083,050	6,709,073
Tung Ho Steel Enterprise Corp.	7,293,882	8,221,181

		109,213,483

LEISURE TIME – 0.24%
Giant Manufacturing Co. Ltd.	2,722,800	7,547,180

		7,547,180

MANUFACTURING – 0.55%
Largan Precision Co. Ltd.	1,361,794	17,557,154

		17,557,154

METAL FABRICATE & HARDWARE – 0.35%
Catcher Technology Co. Ltd.	5,444,743	11,119,516

		11,119,516

OIL & GAS – 0.97%
Formosa Petrochemical Corp.	12,249,950	31,013,982

		31,013,982

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI TAIWAN INDEX FUND

February 28, 2010

Security	Shares	Value
REAL ESTATE – 0.17%
Farglory Land Development Co. Ltd.	2,722,000	$5,516,564

		5,516,564

RETAIL – 0.59%
Far Eastern Department Stores Co. Ltd.	8,414,735	6,021,301
President Chain Store Corp.	5,444,215	12,798,934

		18,820,235

SEMICONDUCTORS – 25.73%
Advanced Semiconductor Engineering Inc.	42,191,372	33,545,249
Epistar Corp.	5,444,047	14,614,777
Everlight Electronics Co. Ltd.	2,962,784	8,581,889
Formosa Sumco Technology Corp.	1,429,000	3,680,268
Macronix International Co. Ltd.	31,303,527	16,787,611
MediaTek Inc.	8,815,319	138,802,279
Nanya Technology Corp.[a]	8,447,587	6,268,690
Novatek Microelectronics Corp. Ltd.	4,083,544	11,497,202
Powerchip Semiconductor Corp.[a]	77,495,901	9,036,859
Powertech Technology Inc.	5,444,760	18,504,290
Realtek Semiconductor Corp.	4,125,150	10,804,041
Richtek Technology Corp.	1,361,635	12,715,245
Siliconware Precision Industries Co. Ltd.	27,220,214	31,614,404
Taiwan Semiconductor Manufacturing Co. Ltd.	235,453,882	431,668,506
Transcend Information Inc.	2,858,905	9,671,563
United Microelectronics Corp.[a]	117,046,501	56,383,769
Vanguard International Semiconductor Corp.	8,166,416	3,526,537
Winbond Electronics Corp.[a]	24,498,000	5,530,143

		823,233,322

TELECOMMUNICATIONS – 4.44%
Chunghwa Telecom Co. Ltd.	46,055,560	85,871,774
Compal Communications Inc.	2,817,810	2,785,083

Security	Shares	Value
Far EasTone Telecommunications Co. Ltd.	14,971,259	$17,831,541
Taiwan Mobile Co. Ltd.	19,054,677	35,706,169

		142,194,567

TEXTILES – 1.11%
Far Eastern New Century Corp.	27,220,198	29,450,179
Formosa Taffeta Co. Ltd.	8,166,515	6,072,847

		35,523,026

TRANSPORTATION – 0.79%
Evergreen International Storage & Transport Corp.[a]	2,722,000	2,096,294
Evergreen Marine Corp. Ltd.[a]	9,527,467	5,703,558
U-Ming Marine Transport Corp.	4,083,800	7,754,413
Wan Hai Lines Ltd.[a]	10,888,433	5,516,783
Yang Ming Marine Transport Corp.	12,249,305	4,315,758

		25,386,806

TOTAL COMMON STOCKS
(Cost: $2,563,051,919)		3,198,722,350

SHORT-TERM INVESTMENTS – 0.11%

MONEY MARKET FUNDS – 0.11%
BlackRock Cash Funds: Treasury, SL Agency Shares 0.10%[c,d]	3,548,160	3,548,160

		3,548,160

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,548,160)		3,548,160

TOTAL INVESTMENTS IN SECURITIES – 100.07%
(Cost: $2,566,600,079)		3,202,270,510

Other Assets, Less Liabilities – (0.07)%		(2,167,514)

NET ASSETS – 100.00%		$3,200,102,996

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

38	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI THAILAND INVESTABLE MARKET INDEX FUND

February 28, 2010

Security	Shares	Value
COMMON STOCKS – 99.64%

AGRICULTURE – 1.99%
Charoen Pokphand Foods PCL NVDR	11,127,600	$4,139,407

		4,139,407

AIRLINES – 0.69%
Thai Airways International PCL NVDR[a]	2,088,900	1,440,403

		1,440,403

AUTO PARTS & EQUIPMENT – 0.10%
Thai Stanley Electric PCL NVDR	59,400	207,491

		207,491

BANKS – 30.92%
Bangkok Bank PCL Foreign	118,800	425,761
Bangkok Bank PCL NVDR	5,494,500	19,359,118
Bank of Ayudhya PCL NVDR	7,553,700	4,683,225
Kasikornbank PCL NVDR	6,613,200	17,300,523
Kiatnakin Bank PCL NVDR	1,029,600	778,466
Krung Thai Bank PCL NVDR	11,800,800	3,568,970
Siam Commercial Bank PCL NVDR	6,078,600	15,442,383
TMB Bank PCL NVDR[a]	69,151,500	2,739,708

		64,298,154

BUILDING MATERIALS – 4.50%
Dynasty Ceramic PCL NVDR	564,300	571,724
Siam Cement PCL NVDR	1,237,500	8,346,061
TPI Polene PCL NVDR[a]	1,861,200	436,241

		9,354,026

CHEMICALS – 4.55%
IRPC PCL NVDR	38,590,200	5,135,245
PTT Chemical PCL NVDR	1,504,800	3,629,451
Siamgas and Petrochemicals PCL NVDR	247,500	58,759
Thai Plastic & Chemical PCL NVDR	1,138,500	630,109

		9,453,564

COAL – 4.91%
Banpu PCL NVDR	613,800	10,209,890

		10,209,890

Security	Shares	Value
COMMERCIAL SERVICES – 0.53%
Bangkok Expressway PCL NVDR	1,762,200	$1,108,537

		1,108,537

COMPUTERS – 0.33%
Cal-Comp Electronics (Thailand) PCL NVDR	7,702,200	698,823

		698,823

DIVERSIFIED FINANCIAL SERVICES – 1.76%
ACL Bank PCL NVDR[a]	960,300	328,184
Kim Eng Securities (Thailand) PCL NVDR	1,306,800	422,887
Phatra Securities PCL NVDR	504,900	261,116
Thanachart Capital PCL NVDR	2,851,200	1,733,226
TISCO Financial Group PCL NVDR	1,277,100	915,387

		3,660,800

ELECTRIC – 1.52%
Electricity Generating PCL NVDR	356,400	875,775
Glow Energy PCL NVDR	2,277,000	2,289,740

		3,165,515

ELECTRONICS – 1.20%
Delta Electronics (Thailand) PCL NVDR	1,841,400	1,041,409
Hana Microelectronics PCL NVDR	2,227,500	1,448,397

		2,489,806

ENGINEERING & CONSTRUCTION – 0.51%
CH. Karnchang PCL NVDR	1,465,200	237,073
Italian-Thai Development PCL NVDR[a]	5,772,800	464,408
Sino-Thai Engineering & Construction PCL NVDR[a]	2,197,800	365,580

		1,067,061

ENTERTAINMENT – 0.24%
Major Cineplex Group PCL NVDR	1,851,300	503,907

		503,907

FOOD – 1.52%
Khon Kaen Sugar Industry PCL NVDR	2,197,800	903,979
Thai Union Frozen Products PCL NVDR	1,613,700	1,683,734
Thai Vegetable Oil PCL NVDR	1,074,880	568,892

		3,156,605

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI THAILAND INVESTABLE MARKET INDEX FUND

February 28, 2010

Security	Shares	Value
HEALTH CARE – SERVICES – 1.11%
Bangkok Chain Hospital PCL NVDR	2,247,300	$367,017
Bangkok Dusit Medical Services PCL NVDR	1,128,600	839,666
Bumrungrad Hospital PCL NVDR	1,168,200	1,095,243

		2,301,926

HOME BUILDERS – 1.12%
Asian Property Development PCL NVDR	2,712,600	406,910
Land and Houses PCL NVDR	10,701,900	1,925,792

		2,332,702

IRON & STEEL – 1.16%
G J Steel PCL NVDR[a]	81,318,600	418,091
G Steel PCL NVDR[a]	22,215,600	228,438
Sahaviriya Steel Industries PCL NVDR[a]	23,354,100	819,318
Tata Steel (Thailand) PCL NVDR[a]	9,117,900	482,574
Thainox Stainless PCL NVDR[a]	9,315,900	462,062

		2,410,483

LODGING – 0.75%
Central Plaza Hotel PCL NVDR	950,400	114,974
Minor International PCL NVDR	4,484,700	1,437,708

		1,552,682

MEDIA – 1.40%
BEC World PCL NVDR	3,801,600	2,644,391
MCOT PCL NVDR	366,300	261,445

		2,905,836

OIL & GAS – 22.86%
Esso (Thailand) PCL NVDR	4,573,800	892,213
PTT Exploration & Production PCL NVDR	4,623,300	18,876,319
PTT PCL NVDR	3,346,200	23,478,554
Thai Oil PCL NVDR	3,286,800	4,299,232

		47,546,318

REAL ESTATE – 2.44%
Amata Corp. PCL NVDR	2,079,000	471,571
Bangkok Land PCL NVDR[a]	22,086,900	354,032
Hemaraj Land and Development PCL NVDR	18,641,700	445,394
LPN Development PCL NVDR	2,207,700	474,056

Security	Shares	Value
Preuksa Real Estate PCL NVDR	2,207,700	$1,121,711
Quality Houses PCL NVDR	13,810,500	927,244
Rojana Industrial Park PCL NVDR	1,306,800	371,508
Sansiri PCL NVDR	1,207,800	178,987
Supalai PCL NVDR	1,920,600	371,748
Ticon Industrial Connection PCL NVDR	1,237,500	355,550

		5,071,801

RETAIL – 5.72%
CP All PCL NVDR	8,306,100	5,928,443
Home Product Center PCL NVDR	4,742,100	674,062
PTT Aromatics & Refining PCL NVDR	4,375,800	3,540,077
Robinson Department Store PCL NVDR	1,485,000	467,080
Siam Makro PCL NVDR	475,200	1,279,081

		11,888,743

TELECOMMUNICATIONS – 6.35%
Advanced Info Service PCL NVDR	3,484,800	9,274,532
Samart Corp. PCL NVDR	1,811,700	312,315
Thaicom PCL NVDR[a]	1,702,800	311,566
Total Access Communication PCL NVDR	1,970,100	2,070,497
True Corp. PCL NVDR[a]	13,978,800	1,234,480

		13,203,390

TRANSPORTATION – 1.12%
Bangkok Metro PCL NVDR[a]	10,563,300	233,214
Precious Shipping PCL NVDR	1,623,600	898,590
Regional Container Lines PCL NVDR[a]	702,900	206,204
Thoresen Thai Agencies PCL NVDR	1,356,330	988,585

		2,326,593

WATER – 0.34%
Thai Tap Water Supply PCL NVDR	5,504,400	709,171

		709,171

TOTAL COMMON STOCKS (Cost: $215,278,580)		207,203,634

40	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI THAILAND INVESTABLE MARKET INDEX FUND

February 28, 2010

Security	Shares	Value
RIGHTS – 0.03%

IRON & STEEL – 0.03%
G J Steel PCL NVDR[a,b]	12,827,908	$54,314

		54,314

TOTAL RIGHTS (Cost: $0)		54,314

WARRANTS – 0.00%

REAL ESTATE – 0.00%
Bangkok Land PCL NVDR (Expires 5/2/13)[a]	1,083,411	3,277
Ticon Industrial Connection PCL Class W3 NVDR (Expires 1/31/14)[a,b]	79,167	–
Ticon Industrial Connection PCL Class W4 NVDR (Expires 5/22/11)[a,b]	52,083	2,363

		5,640

TOTAL WARRANTS (Cost: $0)		5,640

SHORT-TERM INVESTMENTS – 0.13%

MONEY MARKET FUNDS – 0.13%
BlackRock Cash Funds: Treasury, SL Agency Shares 0.10%[c,d]	268,335	268,335

		268,335

TOTAL SHORT-TERM INVESTMENTS (Cost: $268,335)		268,335

TOTAL INVESTMENTS IN SECURITIES – 99.80% (Cost: $215,546,915)		207,531,923

Other Assets, Less Liabilities – 0.20%		407,579

NET ASSETS – 100.00%		$207,939,502

NVDR – Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	41

Statements of Assets and Liabilities (Unaudited)

iSHARES®, INC.

February 28, 2010

	iShares MSCI
	Australia Index Fund	Hong Kong Index Fund	Japan Small Cap Index Fund	Malaysia Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$2,124,743,398	$1,957,807,034	$31,455,491	$326,072,183
Affiliated issuers (Note 2)	17,102,521	54,864,633	1,146,563	67,677

Total cost of investments	$2,141,845,919	$2,012,671,667	$32,602,054	$326,139,860

Investments in securities, at fair value
(including securities on loana) (Note 1):
Unaffiliated issuers	$2,232,750,974	$1,682,211,195	$28,855,213	$566,102,016
Affiliated issuers (Note 2)	17,102,521	54,864,633	1,146,563	67,677

Total fair value of investments	2,249,853,495	1,737,075,828	30,001,776	566,169,693
Foreign currencies, at value[b]	3,030,878	2,089,854	4,338	2,152,849
Receivables:
Investment securities sold	5,822,349	–	33,078	785,557
Due from custodian (Note 4)	1,467,810	–	–	–
Dividends and interest	15,264,258	1,098,107	66,330	786,015

Total Assets	2,275,438,790	1,740,263,789	30,105,522	569,894,114

LIABILITIES
Payables:
Investment securities purchased	7,134,889	–	–	748,939
Collateral for securities on loan (Note 5)	16,864,603	54,855,424	1,139,979	–
Capital shares redeemed	34,835	75,842	–	–
Investment advisory fees (Note 2)	904,787	691,615	11,709	233,073

Total Liabilities	24,939,114	55,622,881	1,151,688	982,012

NET ASSETS	$2,250,499,676	$1,684,640,908	$28,953,834	$568,912,102

Net assets consist of:
Paid-in capital	$2,244,926,795	$2,103,656,227	$31,627,998	$432,266,283
Distributions in excess of net investment income	(22,355,526)	(4,663,401)	(165,088)	(368,621)
Undistributed net realized gain (accumulated net realized loss)	(80,189,744)	(138,757,904)	89,897	(103,019,384)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	108,118,151	(275,594,014)	(2,598,973)	240,033,824

NET ASSETS	$2,250,499,676	$1,684,640,908	$28,953,834	$568,912,102

Shares outstanding[c]	101,400,000	109,350,000	700,000	53,250,000

Net asset value per share	$22.19	$15.41	$41.36	$10.68

[a]	Securities on loan with values of $15,964,421, $51,640,643, $1,082,582 and $–, respectively. See Note 5.
[b]	Cost of foreign currencies: $3,005,136, $2,088,467, $4,338 and $2,147,804, respectively.
[c]	$0.001 par value, number of shares authorized: 627.8 million, 250 million, 500 million and 300 million, respectively.

See notes to financial statements.

42	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

February 28, 2010

	iShares MSCI
	Pacific ex-Japan Index Fund	Singapore Index Fund	South Korea Index Fund	Taiwan Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$3,218,828,765	$1,443,829,653	$1,896,853,263	$2,563,051,919
Affiliated issuers (Note 2)	111,175,145	140,930,048	258,550,316	3,548,160

Total cost of investments	$3,330,003,910	$1,584,759,701	$2,155,403,579	$2,566,600,079

Investments in securities, at fair value
(including securities on loana) (Note 1):
Unaffiliated issuers	$3,732,780,135	$1,450,173,240	$2,903,738,445	$3,198,722,350
Affiliated issuers (Note 2)	111,175,145	140,930,048	258,550,316	3,548,160

Total fair value of investments	3,843,955,280	1,591,103,288	3,162,288,761	3,202,270,510
Foreign currencies, at value[b]	6,381,793	1,999,308	–	–
Receivables:
Investment securities sold	6,876,877	11,101,141	2,628,273	13,892,308
Dividends and interest	18,161,666	1,026,396	27,272,683	294

Total Assets	3,875,375,616	1,605,230,133	3,192,189,717	3,216,163,112

LIABILITIES
Payables:
Investment securities purchased	6,713,525	11,065,895	2,446,327	–
Collateral for securities on loan (Note 5)	110,865,913	140,083,389	255,291,935	–
Capital shares redeemed	–	–	–	14,090,869
Foreign taxes (Note 1)	–	–	–	442,717
Investment advisory fees (Note 2)	1,413,753	593,179	1,382,956	1,526,530

Total Liabilities	118,993,191	151,742,463	259,121,218	16,060,116

NET ASSETS	$3,756,382,425	$1,453,487,670	$2,933,068,499	$3,200,102,996

Net assets consist of:
Paid-in capital	$3,511,598,962	$1,678,482,972	$2,962,676,876	$3,657,607,120
Undistributed (distributions in excess of) net investment income (accumulated net investment loss)	(20,901,391)	(10,023,152)	11,346,012	(10,496,061)
Accumulated net realized loss	(248,392,689)	(221,307,685)	(1,048,095,071)	(1,082,678,494)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	514,077,543	6,335,535	1,007,140,682	635,670,431

NET ASSETS	$3,756,382,425	$1,453,487,670	$2,933,068,499	$3,200,102,996

Shares outstanding[c]	93,600,000	132,000,000	64,450,000	272,200,000

Net asset value per share	$40.13	$11.01	$45.51	$11.76

[a]	Securities on loan with values of $104,661,901, $130,970,948, $242,537,505 and $–, respectively. See Note 5.
[b]	Cost of foreign currencies: $6,351,500, $2,006,162, $– and $–, respectively.
[c]	$0.001 par value, number of shares authorized: 1 billion, 300 million, 200 million and 900 million, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	43

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

February 28, 2010

iShares MSCI
Thailand Investable Market Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$215,278,580
Affiliated issuers (Note 2)	268,335

Total cost of investments	$215,546,915

Investments in securities, at fair value (Note 1):
Unaffiliated issuers	$207,263,588
Affiliated issuers (Note 2)	268,335

Total fair value of investments	207,531,923
Foreign currency, at value[a]	65,682
Receivables:
Investment securities sold	2,341,674
Dividends and interest	302,710

Total Assets	210,241,989

LIABILITIES
Payables:
Investment securities purchased	2,186,690
Capital shares redeemed	12,058
Investment advisory fees (Note 2)	103,739

Total Liabilities	2,302,487

NET ASSETS	$207,939,502

Net assets consist of:
Paid-in capital	$206,230,388
Undistributed net investment income	52,437
Undistributed net realized gain	9,670,655
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(8,013,978)

NET ASSETS	$207,939,502

Shares outstanding[b]	4,950,000

Net asset value per share	$42.01

[a]	Cost of foreign currency: $65,657.
[b]	$0.001 par value, number of shares authorized: 200 million.

See notes to financial statements.

44	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES®, INC.

Six months ended February 28, 2010

	iShares MSCI
	Australia Index Fund	Hong Kong Index Fund	Japan Small Cap Index Fund	Malaysia Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$35,254,778	$21,083,176	$241,931	$6,454,684
Interest from affiliated issuers (Note 2)	671	296	4	42
Securities lending income from affiliated issuers (Note 2)	38,361	74,733	10,875	–

Total investment income	35,293,810	21,158,205	252,810	6,454,726

EXPENSES
Investment advisory fees (Note 2)	5,899,478	5,052,064	78,392	1,464,398

Total expenses	5,899,478	5,052,064	78,392	1,464,398

Net investment income	29,394,332	16,106,141	174,418	4,990,328

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(33,871,486)	(19,980,043)	(216,504)	1,311,743
In-kind redemptions	82,031,342	78,835,018	954,731	–
Foreign currency transactions	611,127	(10,514)	5,011	(43,759)

Net realized gain	48,770,983	58,844,461	743,238	1,267,984

Net change in unrealized appreciation (depreciation) on:
Investments	99,297,730	84,477,063	(2,792,030)	44,642,000
Translation of assets and liabilities in foreign currencies	(59,538)	1,619	(762)	(1,202)

Net change in unrealized appreciation (depreciation)	99,238,192	84,478,682	(2,792,792)	44,640,798

Net realized and unrealized gain (loss)	148,009,175	143,323,143	(2,049,554)	45,908,782

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$177,403,507	$159,429,284	$(1,875,136)	$50,899,110

[a]	Net of foreign withholding tax of $583,820, $–, $18,135 and $33,969, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	45

Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended February 28, 2010

	iShares MSCI
	Pacific ex-Japan Index Fund	Singapore Index Fund	South Korea Index Fund	Taiwan Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$54,778,413	$11,710,063	$26,945,657	$2,215,258
Interest from unaffiliated issuers	–	–	4,127	114
Interest from affiliated issuers (Note 2)	609	419	1,071	2,240
Securities lending income from affiliated issuers (Note 2)	407,971	1,046,980	1,377,497	–

Total investment income	55,186,993	12,757,462	28,328,352	2,217,612

EXPENSES
Investment advisory fees (Note 2)	9,672,202	3,807,853	8,721,987	10,221,767
Foreign taxes (Note 1)	–	–	56	310,506

Total expenses	9,672,202	3,807,853	8,722,043	10,532,273

Net investment income (loss)	45,514,791	8,949,609	19,606,309	(8,314,661)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(35,626,929)	(27,390,114)	(21,162,035)	(23,117,923)
In-kind redemptions	135,277,041	15,163,938	–	–
Foreign currency transactions	1,218,797	293,897	(13,093)	26,604

Net realized gain (loss)	100,868,909	(11,932,279)	(21,175,128)	(23,091,319)

Net change in unrealized appreciation (depreciation) on:
Investments	218,292,312	128,899,703	198,348,625	314,529,103
Translation of assets and liabilities in foreign currencies	(157,442)	(41,807)	255,636	53,888

Net change in unrealized appreciation (depreciation)	218,134,870	128,857,896	198,604,261	314,582,991

Net realized and unrealized gain	319,003,779	116,925,617	177,429,133	291,491,672

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$364,518,570	$125,875,226	$197,035,442	$283,177,011

[a]	Net of foreign withholding tax of $794,215, $150,077, $5,162,388 and $467,935, respectively.

See notes to financial statements.

46	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended February 28, 2010

iShares MSCI
Thailand Investable Market Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$993,870
Interest from affiliated issuers (Note 2)	95

Total investment income	993,965

EXPENSES
Investment advisory fees (Note 2)	619,303
Foreign taxes (Note 1)	25,260

Total expenses	644,563

Net investment income	349,402

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(1,790,602)
In-kind redemptions	17,179,869
Foreign currency transactions	6,485

Net realized gain	15,395,752

Net change in unrealized appreciation (depreciation) on:
Investments	(7,774,371)
Translation of assets and liabilities in foreign currencies	626

Net change in unrealized appreciation (depreciation)	(7,773,745)

Net realized and unrealized gain	7,622,007

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,971,409

[a]	Net of foreign withholding tax of $106,560.

See notes to financial statements.

FINANCIAL STATEMENTS	47

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares MSCI Australia Index Fund		iShares MSCI Hong Kong Index Fund
	Six months ended February 28, 2010 (Unaudited)	Year ended August 31, 2009	Six months ended February 28, 2010 (Unaudited)	Year ended August 31, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$29,394,332	$38,798,339	$16,106,141	$60,124,298
Net realized gain (loss)	48,770,983	(202,818,285)	58,844,461	(134,562,987)
Net change in unrealized appreciation (depreciation)	99,238,192	205,661,326	84,478,682	(10,347,626)

Net increase (decrease) in net assets resulting from operations	177,403,507	41,641,380	159,429,284	(84,786,315)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(64,490,252)	(36,574,071)	(25,045,284)	(63,227,759)

Total distributions to shareholders	(64,490,252)	(36,574,071)	(25,045,284)	(63,227,759)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	747,513,689	845,682,054	64,051,603	788,711,422
Cost of shares redeemed	(203,603,665)	(316,165,212)	(465,571,560)	(364,104,881)

Net increase (decrease) in net assets from capital share transactions	543,910,024	529,516,842	(401,519,957)	424,606,541

INCREASE (DECREASE) IN NET ASSETS	656,823,279	534,584,151	(267,135,957)	276,592,467

NET ASSETS
Beginning of period	1,593,676,397	1,059,092,246	1,951,776,865	1,675,184,398

End of period	$2,250,499,676	$1,593,676,397	$1,684,640,908	$1,951,776,865

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(22,355,526)	$12,740,394	$(4,663,401)	$4,275,742

SHARES ISSUED AND REDEEMED
Shares sold	32,400,000	53,800,000	4,050,000	61,575,000
Shares redeemed	(9,400,000)	(19,600,000)	(30,375,000)	(31,425,000)

Net increase (decrease) in shares outstanding	23,000,000	34,200,000	(26,325,000)	30,150,000

See notes to financial statements.

48	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Japan Small Cap Index Fund		iShares MSCI Malaysia Index Fund
	Six months ended February 28, 2010 (Unaudited)	Year ended August 31, 2009	Six months ended February 28, 2010 (Unaudited)	Year ended August 31, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$174,418	$433,446	$4,990,328	$12,513,392
Net realized gain (loss)	743,238	(1,735,854)	1,267,984	(15,953,708)
Net change in unrealized appreciation (depreciation)	(2,792,792)	2,190,301	44,640,798	36,885,986

Net increase (decrease) in net assets resulting from operations	(1,875,136)	887,893	50,899,110	33,445,670

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(412,764)	(458,327)	(7,264,953)	(12,659,798)

Total distributions to shareholders	(412,764)	(458,327)	(7,264,953)	(12,659,798)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	–	14,997,836	54,725,696	162,777,082
Cost of shares redeemed	(4,314,452)	(14,465,148)	(42,447,400)	(143,654,071)

Net increase (decrease) in net assets from capital share transactions	(4,314,452)	532,688	12,278,296	19,123,011

INCREASE (DECREASE) IN NET ASSETS	(6,602,352)	962,254	55,912,453	39,908,883

NET ASSETS
Beginning of period	35,556,186	34,593,932	512,999,649	473,090,766

End of period	$28,953,834	$35,556,186	$568,912,102	$512,999,649

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(165,088)	$73,258	$(368,621)	$1,906,004

SHARES ISSUED AND REDEEMED
Shares sold	–	400,000	4,950,000	19,725,000
Shares redeemed	(100,000)	(400,000)	(4,125,000)	(17,700,000)

Net increase (decrease) in shares outstanding	(100,000)	–	825,000	2,025,000

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Pacific ex-Japan Index Fund		iShares MSCI Singapore Index Fund
	Six months ended February 28, 2010 (Unaudited)	Year ended August 31, 2009	Six months ended February 28, 2010 (Unaudited)	Year ended August 31, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$45,514,791	$110,427,766	$8,949,609	$36,445,821
Net realized gain (loss)	100,868,909	(219,258,973)	(11,932,279)	(278,459,331)
Net change in unrealized appreciation (depreciation)	218,134,870	(61,255,012)	128,857,896	61,395,602

Net increase (decrease) in net assets resulting from operations	364,518,570	(170,086,219)	125,875,226	(180,617,908)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(78,637,231)	(89,338,841)	(33,618,478)	(40,706,510)

Total distributions to shareholders	(78,637,231)	(89,338,841)	(33,618,478)	(40,706,510)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	357,007,662	606,264,055	124,159,403	368,595,441
Cost of shares redeemed	(269,060,195)	(228,256,529)	(56,967,053)	(330,200,942)

Net increase in net assets from capital share transactions	87,947,467	378,007,526	67,192,350	38,394,499

INCREASE (DECREASE) IN NET ASSETS	373,828,806	118,582,466	159,449,098	(182,929,919)

NET ASSETS
Beginning of period	3,382,553,619	3,263,971,153	1,294,038,572	1,476,968,491

End of period	$3,756,382,425	$3,382,553,619	$1,453,487,670	$1,294,038,572

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(20,901,391)	$12,221,049	$(10,023,152)	$14,645,717

SHARES ISSUED AND REDEEMED
Shares sold	8,700,000	20,400,000	11,000,000	41,900,000
Shares redeemed	(6,900,000)	(7,500,000)	(5,300,000)	(44,700,000)

Net increase (decrease) in shares outstanding	1,800,000	12,900,000	5,700,000	(2,800,000)

See notes to financial statements.

50	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI South Korea Index Fund		iShares MSCI Taiwan Index Fund
	Six months ended February 28, 2010 (Unaudited)	Year ended August 31, 2009	Six months ended February 28, 2010 (Unaudited)	Year ended August 31, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$19,606,309	$14,014,065	$(8,314,661)	$62,277,852
Net realized loss	(21,175,128)	(687,272,279)	(23,091,319)	(681,314,758)
Net change in unrealized appreciation (depreciation)	198,604,261	558,333,098	314,582,991	179,235,336

Net increase (decrease) in net assets resulting from operations	197,035,442	(114,925,116)	283,177,011	(439,801,570)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(7,232,196)	(19,134,761)	(57,723,897)	(105,890,576)

Total distributions to shareholders	(7,232,196)	(19,134,761)	(57,723,897)	(105,890,576)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	481,968,082	1,407,195,537	100,564,877	1,421,796,026
Cost of shares redeemed	(137,252,840)	(860,348,791)	(161,246,311)	(758,780,360)

Net increase (decrease) in net assets from capital share transactions	344,715,242	546,846,746	(60,681,434)	663,015,666

INCREASE IN NET ASSETS	534,518,488	412,786,869	164,771,680	117,323,520

NET ASSETS
Beginning of period	2,398,550,011	1,985,763,142	3,035,331,316	2,918,007,796

End of period	$2,933,068,499	$2,398,550,011	$3,200,102,996	$3,035,331,316

Undistributed (distributions in excess of) net investment income (accumulated net investment loss) included in net assets at end of period	$11,346,012	$(1,028,101)	$(10,496,061)	$55,542,497

SHARES ISSUED AND REDEEMED
Shares sold	10,350,000	43,400,000	8,200,000	140,800,000
Shares redeemed	(3,000,000)	(31,900,000)	(13,400,000)	(85,600,000)

Net increase (decrease) in shares outstanding	7,350,000	11,500,000	(5,200,000)	55,200,000

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Thailand Investable Market Index Fund
	Six months ended February 28, 2010 (Unaudited)	Year ended August 31, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$349,402	$1,585,596
Net realized gain (loss)	15,395,752	(18,721,813)
Net change in unrealized appreciation (depreciation)	(7,773,745)	20,815,615

Net increase in net assets resulting from operations	7,971,409	3,679,398

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(839,325)	(1,466,522)

Total distributions to shareholders	(839,325)	(1,466,522)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	205,840,136	57,023,862
Cost of shares redeemed	(99,053,594)	(23,464,139)

Net increase in net assets from capital share transactions	106,786,542	33,559,723

INCREASE IN NET ASSETS	113,918,626	35,772,599

NET ASSETS
Beginning of period	94,020,876	58,248,277

End of period	$207,939,502	$94,020,876

Undistributed net investment income included in net assets at end of period	$52,437	$542,360

SHARES ISSUED AND REDEEMED
Shares sold	4,900,000	1,900,000
Shares redeemed	(2,500,000)	(850,000)

Net increase in shares outstanding	2,400,000	1,050,000

See notes to financial statements.

52	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Australia Index Fund
	Six months ended Feb. 28, 2010 (Unaudited)	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008	Year ended Aug. 31, 2007	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005

Net asset value, beginning of period	$20.33	$23.96	$27.62	$21.59	$18.28	$13.56

Income from investment operations:
Net investment income[a]	0.30	0.78	0.96	0.89	0.75	0.70
Net realized and unrealized gain (loss)	2.18	(3.47)	(3.34)	6.24	3.23	4.60

Total from investment operations	2.48	(2.69)	(2.38)	7.13	3.98	5.30

Less distributions from:
Net investment income	(0.62)	(0.94)	(1.28)	(1.10)	(0.67)	(0.58)

Total distributions	(0.62)	(0.94)	(1.28)	(1.10)	(0.67)	(0.58)

Net asset value, end of period	$22.19	$20.33	$23.96	$27.62	$21.59	$18.28

Total return	12.24%[b]	(8.91)%	(9.25)%	33.97%	22.35%	39.58%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,250,500	$1,593,676	$1,059,092	$1,464,112	$686,407	$369,355
Ratio of expenses to average net assets[c]	0.54%	0.55%	0.52%	0.51%	0.54%	0.57%
Ratio of net investment income to average net assets[c]	2.67%	4.92%	3.38%	3.46%	3.75%	4.13%
Portfolio turnover rate[d]	3%	14%	10%	10%	7%	17%

[a]	Based on average shares outstanding throughout each period.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	53

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Hong Kong Index Fund
	Six months ended Feb. 28, 2010 (Unaudited)	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008	Year ended Aug. 31, 2007	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005

Net asset value, beginning of period	$14.39	$15.87	$18.30	$14.20	$13.01	$10.91

Income from investment operations:
Net investment income[a]	0.13	0.52	0.45	0.47	0.38	0.33
Net realized and unrealized gain (loss)	1.10	(1.46)	(2.25)	3.94	1.17	2.04

Total from investment operations	1.23	(0.94)	(1.80)	4.41	1.55	2.37

Less distributions from:
Net investment income	(0.21)	(0.54)	(0.63)	(0.31)	(0.36)	(0.27)

Total distributions	(0.21)	(0.54)	(0.63)	(0.31)	(0.36)	(0.27)

Net asset value, end of period	$15.41	$14.39	$15.87	$18.30	$14.20	$13.01

Total return	8.54%[b]	(4.77)%	(10.54)%	31.44%	12.20%	21.96%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,684,641	$1,951,777	$1,675,184	$1,445,309	$882,712	$637,985
Ratio of expenses to average net assets[c]	0.54%	0.55%	0.52%	0.52%	0.54%	0.57%
Ratio of net investment income to average net assets[c]	1.71%	4.29%	2.34%	2.92%	2.87%	2.75%
Portfolio turnover rate[d]	2%	9%	17%	9%	10%	6%

[a]	Based on average shares outstanding throughout each period.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

54	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Japan Small Cap Index Fund
	Six months ended Feb. 28, 2010 (Unaudited)	Year ended Aug. 31, 2009	Period from Dec. 20, 2007[a] to Aug. 31, 2008

Net asset value, beginning of period	$44.45	$43.24	$48.85

Income from investment operations:
Net investment income[b]	0.25	0.60	0.29
Net realized and unrealized gain (loss)	(2.75)	1.29	(5.74)

Total from investment operations	(2.50)	1.89	(5.45)

Less distributions from:
Net investment income	(0.59)	(0.68)	(0.16)

Total distributions	(0.59)	(0.68)	(0.16)

Net asset value, end of period	$41.36	$44.45	$43.24

Total return	(5.59)%[c]	4.62%	(11.19)%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$28,954	$35,556	$34,594
Ratio of expenses to average net assets[d]	0.54%	0.56%	0.53%
Ratio of net investment income to average net assets[d]	1.19%	1.59%	0.93%
Portfolio turnover rate[e]	5%	7%	7%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	55

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Malaysia Index Fund
	Six months ended Feb. 28, 2010 (Unaudited)	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008	Year ended Aug. 31, 2007	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005

Net asset value, beginning of period	$9.79	$9.39	$10.97	$7.75	$7.19	$6.54

Income from investment operations:
Net investment income[a]	0.10	0.28	0.34	0.34	0.26	0.20
Net realized and unrealized gain (loss)	0.93	0.40	(1.31)	3.08	0.59	0.61

Total from investment operations	1.03	0.68	(0.97)	3.42	0.85	0.81

Less distributions from:
Net investment income	(0.14)	(0.28)	(0.61)	(0.20)	(0.29)	(0.16)

Total distributions	(0.14)	(0.28)	(0.61)	(0.20)	(0.29)	(0.16)

Net asset value, end of period	$10.68	$9.79	$9.39	$10.97	$7.75	$7.19

Total return	10.67%[b]	8.00%	(9.86)%	44.64%	12.35%	12.39%

Ratios/Supplemental data:
Net assets, end of period (000s)	$568,912	$513,000	$473,091	$741,440	$374,334	$387,575
Ratio of expenses to average net assets[c]	0.54%	0.56%	0.52%	0.51%	0.54%	0.57%
Ratio of net investment income to average net assets[c]	1.83%	3.45%	2.84%	3.21%	3.46%	2.85%
Portfolio turnover rate[d]	14%	52%	92%	87%	60%	15%

[a]	Based on average shares outstanding throughout each period.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]

Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rate for the six months ended February 28, 2010 and the years ended August 31, 2009, August 31, 2008, August 31, 2007, August 31, 2006 and August 31, 2005 would have been 5%, 12%, 16%, 3%, 9% and 9%, respectively. See Note 4.

See notes to financial statements.

56	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Pacific ex-Japan Index Fund
	Six months ended Feb. 28, 2010 (Unaudited)	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008[a]	Year ended Aug. 31, 2007[a]	Year ended Aug. 31, 2006[a]	Year ended Aug. 31, 2005[a]

Net asset value, beginning of period	$36.85	$41.37	$48.31	$37.34	$32.52	$25.24

Income from investment operations:
Net investment income[b]	0.47	1.38	1.64	1.52	1.28	1.23
Net realized and unrealized gain (loss)	3.61	(4.79)	(6.01)	11.18	4.77	7.05

Total from investment operations	4.08	(3.41)	(4.37)	12.70	6.05	8.28

Less distributions from:
Net investment income	(0.80)	(1.11)	(2.51)	(1.73)	(1.23)	(1.00)
Net realized gain	–	–	(0.06)	–	–	–

Total distributions	(0.80)	(1.11)	(2.57)	(1.73)	(1.23)	(1.00)

Net asset value, end of period	$40.13	$36.85	$41.37	$48.31	$37.34	$32.52

Total return	11.10%[c]	(7.23)%	(9.87)%	34.86%	19.17%	33.27%

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,756,382	$3,382,554	$3,263,971	$3,536,295	$2,094,931	$1,522,107
Ratio of expenses to average net assets[d]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[d]	2.35%	4.83%	3.35%	3.43%	3.67%	4.09%
Portfolio turnover rate[e]	3%	10%	14%	11%	8%	16%

[a]	Per share amounts were adjusted to reflect a three-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout each period.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	57

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Singapore Index Fund
	Six months ended Feb. 28, 2010 (Unaudited)	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008	Year ended Aug. 31, 2007	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005

Net asset value, beginning of period	$10.25	$11.44	$13.28	$9.11	$7.77	$6.52

Income from investment operations:
Net investment income[a]	0.07	0.32	0.47	0.47	0.40	0.38
Net realized and unrealized gain (loss)	0.95	(1.16)	(1.67)	4.01	1.23	1.15

Total from investment operations	1.02	(0.84)	(1.20)	4.48	1.63	1.53

Less distributions from:
Net investment income	(0.26)	(0.35)	(0.64)	(0.31)	(0.29)	(0.28)

Total distributions	(0.26)	(0.35)	(0.64)	(0.31)	(0.29)	(0.28)

Net asset value, end of period	$11.01	$10.25	$11.44	$13.28	$9.11	$7.77

Total return	9.86%[b]	(5.87)%	(9.55)%	49.92%	21.61%	24.06%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,453,488	$1,294,039	$1,476,968	$1,669,210	$574,620	$341,137
Ratio of expenses to average net assets[c]	0.54%	0.55%	0.52%	0.51%	0.54%	0.57%
Ratio of net investment income to average net assets[c]	1.26%	3.97%	3.56%	3.80%	4.74%	5.19%
Portfolio turnover rate[d]	4%	15%	16%	8%	6%	8%

[a]	Based on average shares outstanding throughout each period.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

58	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI South Korea Index Fund
	Six months ended Feb. 28, 2010 (Unaudited)	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008	Year ended Aug. 31, 2007	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005

Net asset value, beginning of period	$42.01	$43.55	$63.60	$46.00	$34.75	$24.17

Income from investment operations:
Net investment income[a]	0.31	0.30	0.80	0.51	0.31	0.46
Net realized and unrealized gain (loss)	3.30	(1.45)	(19.87)	17.42	11.20	10.22

Total from investment operations	3.61	(1.15)	(19.07)	17.93	11.51	10.68

Less distributions from:
Net investment income	(0.11)	(0.39)	(0.98)	(0.33)	(0.26)	(0.10)

Total distributions	(0.11)	(0.39)	(0.98)	(0.33)	(0.26)	(0.10)

Net asset value, end of period	$45.51	$42.01	$43.55	$63.60	$46.00	$34.75

Total return	8.63%[b]	(2.31)%	(30.35)%	39.18%	33.16%	44.29%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,933,068	$2,398,550	$1,985,763	$2,429,453	$1,621,334	$698,455
Ratio of expenses to average net assets[c]	0.61%	0.65%	0.63%	0.68%	0.70%	0.74%
Ratio of expenses to average net assets exclusive of foreign taxes[c]	0.61%	0.65%	0.63%	0.68%	0.70%	0.74%
Ratio of net investment income to average net assets[c]	1.37%	0.91%	1.35%	0.96%	0.71%	1.49%
Portfolio turnover rate[d]	6%	62%	42%	20%	47%	30%

[a]	Based on average shares outstanding throughout each period.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]

Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rate for the six months ended February 28, 2010 and the years ended August 31, 2009, August 31, 2008, August 31, 2007, August 31, 2006 and August 31, 2005 would have been 1%, 8%, 15%, 6%, 14% and 9%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	59

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Taiwan Index Fund
	Six months ended Feb. 28, 2010 (Unaudited)	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008	Year ended Aug. 31, 2007	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005

Net asset value, beginning of period	$10.94	$13.13	$15.99	$12.57	$11.57	$10.66

Income from investment operations:
Net investment income (loss)[a]	(0.03)	0.30	0.54	0.38	0.34	0.27
Net realized and unrealized gain (loss)	1.06	(1.89)	(3.01)	3.34	0.80	0.72

Total from investment operations	1.03	(1.59)	(2.47)	3.72	1.14	0.99

Less distributions from:
Net investment income	(0.21)	(0.60)	(0.39)	(0.30)	(0.14)	(0.08)

Total distributions	(0.21)	(0.60)	(0.39)	(0.30)	(0.14)	(0.08)

Net asset value, end of period	$11.76	$10.94	$13.13	$15.99	$12.57	$11.57

Total return	9.30%[b]	(9.67)%	(15.69)%	29.91%	9.84%	9.28%

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,200,103	$3,035,331	$2,918,008	$2,769,764	$1,893,751	$752,640
Ratio of expenses to average net assets[c]	0.63%	0.82%	0.73%	0.77%	0.85%	1.03%
Ratio of expenses to average net assets exclusive of foreign taxes[c]	0.61%	0.65%	0.63%	0.68%	0.70%	0.74%
Ratio of net investment income (loss) to average net assets[c]	(0.49)%	3.18%	3.54%	2.61%	2.74%	2.34%
Portfolio turnover rate[d]	4%	52%	33%	35%	29%	20%

[a]	Based on average shares outstanding throughout each period.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]

Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rate for the six months ended February 28, 2010 and the years ended August 31, 2009, August 31, 2008, August 31, 2007, August 31, 2006 and August 31, 2005 would have been 1%, 14%, 11%, 12%, 10% and 10%, respectively. See Note 4.

See notes to financial statements.

60	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Thailand Investable Market Index Fund
	Six months ended Feb. 28, 2010 (Unaudited)	Year ended Aug. 31, 2009	Period from Mar. 26, 2008[a] to Aug. 31, 2008

Net asset value, beginning of period	$36.87	$38.83	$50.03

Income from investment operations:
Net investment income[b]	0.07	1.17	0.32
Net realized and unrealized gain (loss)	5.23	(1.88)	(11.52)

Total from investment operations	5.30	(0.71)	(11.20)

Less distributions from:
Net investment income	(0.16)	(1.25)	–

Total distributions	(0.16)	(1.25)	–

Net asset value, end of period	$42.01	$36.87	$38.83

Total return	14.36%[c]	(0.33)%	(22.39)%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$207,940	$94,021	$58,248
Ratio of expenses to average net assets[d]	0.63%	0.65%	0.63%
Ratio of expenses to average net assets exclusive of foreign taxes[d]	0.61%	n/a	n/a
Ratio of net investment income to average net assets[d]	0.34%	4.00%	1.68%
Portfolio turnover rate[e]	8%	15%	19%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	61

Notes to Financial Statements (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

These financial statements relate only to the iShares MSCI Australia, iShares MSCI Hong Kong, iShares MSCI Japan Small Cap, iShares MSCI Malaysia, iShares MSCI Pacific ex-Japan, iShares MSCI Singapore, iShares MSCI South Korea, iShares MSCI Taiwan and iShares MSCI Thailand Investable Market Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded equity securities in the aggregate in a particular market, as measured by that market’s equity securities index compiled by MSCI Inc. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Each Fund invests in the securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Directors of the Company (the “Board”) using a fair value hierarchy that prioritize the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

62	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”);

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

NOTES TO FINANCIAL STATEMENTS	63

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

As of February 28, 2010, the values of each Fund’s investments were classified as Level 1 Prices. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, capital gains on investments or currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are disclosed in their Statements of Operations. Foreign taxes payable as of February 28, 2010, if any, are reflected in the Funds’ Statements of Assets and Liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

64	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended February 28, 2010.

The Funds had tax basis net capital loss carryforwards as of August 31, 2009, the tax year-end of the Funds, as follows:

iShares MSCI Index Fund	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Total
Australia	$3,625,203	$650,082	$596,240	$384,424	$–	$7,066	$529,868	$24,006,125	$29,799,008
Hong Kong	4,971,970	2,870,602	2,330,414	468,716	425,440	2,899,247	3,185,408	29,235,556	46,387,353
Japan Small Cap	–	–	–	–	–	–	–	131,718	131,718
Malaysia	9,819,029	2,898,105	775,477	6,820,474	1,543,708	3,357,786	1,127,892	40,223,530	66,566,001
Pacific ex-Japan	–	–	–	–	–	–	–	66,207,828	66,207,828
Singapore	1,934,119	4,428,316	4,256,421	2,558,348	–	–	807,115	15,680,510	29,664,829
South Korea	666,642	504,041	3,363,449	11,590,303	3,172,573	38,097,223	–	178,889,302	236,283,533
Taiwan	12,532,361	8,689,663	9,129,874	12,022,719	14,435,986	64,999,586	16,734,578	343,375,145	481,919,912
Thailand Investable Market	–	–	–	–	–	–	–	555,444	555,444

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

Each Fund reclassifies at the end of its tax year certain amounts to paid-in-capital from accumulated net realized gain (loss) on investments and foreign currency transactions and accumulated net investment income (loss), respectively, as a result of permanent book and tax differences primarily attributed to net investment loss, return of capital, passive foreign investment companies, realized foreign currency gains and losses and gains and losses on in-kind redemptions. These reclassifications have no effect on net assets or net asset values per share.

NOTES TO FINANCIAL STATEMENTS	65

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

As of February 28, 2010, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares MSCI Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Australia	$2,261,714,990	$79,604,199	$(91,465,694)	$(11,861,495)
Hong Kong	2,051,869,477	–	(314,793,649)	(314,793,649)
Japan Small Cap	32,753,324	1,638,192	(4,389,740)	(2,751,548)
Malaysia	356,887,855	209,910,445	(628,607)	209,281,838
Pacific ex-Japan	3,537,186,836	496,234,564	(189,466,120)	306,768,444
Singapore	1,652,965,113	–	(61,861,825)	(61,861,825)
South Korea	2,731,866,610	448,077,541	(17,655,390)	430,422,151
Taiwan	2,790,017,452	492,166,578	(79,913,520)	412,253,058
Thailand Investable Market	216,949,889	5,206,312	(14,624,278)	(9,417,966)

Management has reviewed the tax positions as of February 28, 2010, inclusive of the prior three open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

On December 1, 2009, Barclays PLC (“Barclays”) completed the sale of its interest in BlackRock Institutional Trust Company, N.A. (“BTC”), formerly known as Barclays Global Investors, N.A., and certain affiliated companies to BlackRock, Inc. (“BlackRock”, and such sale, the “Transaction”). BTC is a wholly-owned subsidiary of BlackRock.

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

Under the 1940 Act, upon completion of the Transaction on December 1, 2009, each Fund’s investment advisory agreement with BlackRock Fund Advisors (“BFA”), formerly known as Barclays Global Fund Advisors, was automatically terminated. The Board and shareholders of the Funds approved a new investment advisory agreement with BFA. The investment advisory fee rates and expense arrangements for the Funds remained the same after the Transaction.

Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for all expenses (“Covered Expenses”) of the Company, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

66	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

For its investment advisory services to the iShares MSCI Australia, iShares MSCI Hong Kong, iShares MSCI Japan Small Cap, iShares MSCI Malaysia and iShares MSCI Singapore Index Funds, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of these Funds and certain other iShares Funds as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.59%	First $7 billion
0.54	Over $7 billion, up to and including $11 billion
0.49	Over $11 billion, up to and including $24 billion
0.44	Over $24 billion, up to and including $48 billion
0.40	Over $48 billion

For its investment advisory services to the iShares MSCI South Korea, iShares MSCI Taiwan and iShares MSCI Thailand Investable Market Index Funds, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of these Funds and certain other iShares Funds as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.74%	First $2 billion
0.69	Over $2 billion, up to and including $4 billion
0.64	Over $4 billion, up to and including $8 billion
0.57	Over $8 billion, up to and including $16 billion
0.51	Over $16 billion

For its investment advisory services to the iShares MSCI Pacific ex-Japan Index Fund, BFA is entitled to an annual investment advisory fee of 0.50% of the average daily net assets of the Fund.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BTC to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA, the Funds’ investment adviser. As securities lending agent, BTC receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended February 28, 2010, BTC earned securities lending agent fees as follows:

iShares MSCI Index Fund	Securities Lending Agent Fees	iShares MSCI Index Fund	Securities Lending Agent Fees
Australia	$27,477	Pacific ex-Japan	$277,389
Hong Kong	48,315	Singapore	723,588
Japan Small Cap	6,938	South Korea	958,098

Cross trades for the six months ended February 28, 2010, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

NOTES TO FINANCIAL STATEMENTS	67

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in interest from affiliated issuers in the Statements of Operations.

Certain directors and officers of the Company are also officers of BTC and/or BFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 28, 2010 were as follows:

iShares MSCI Index Fund	Purchases	Sales
Australia	$72,051,997	$101,773,507
Hong Kong	33,868,575	42,348,311
Japan Small Cap	1,440,505	1,708,804
Malaysia	83,231,357	74,713,125
Pacific ex-Japan	125,025,283	145,840,906
Singapore	62,533,280	77,796,900
South Korea	501,288,150	171,464,344
Taiwan	144,128,789	245,270,114
Thailand Investable Market	15,249,069	15,450,209

In-kind transactions (see Note 4) for the six months ended February 28, 2010 were as follows:

iShares MSCI Index Fund	In-kind Purchases	In-kind Sales
Australia	$741,012,594	$202,890,792
Hong Kong	63,406,059	461,095,500
Japan Small Cap	–	4,304,845
Pacific ex-Japan	353,206,584	267,475,035
Singapore	121,175,616	56,391,714
Thailand Investable Market	205,250,588	98,866,726

4. CAPITAL SHARE TRANSACTIONS

The Company issues and redeems capital shares of each Fund only in aggregations of a specified number of shares (each, a “Creation Unit”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the corresponding MSCI Index and an amount of cash (except for the iShares MSCI Malaysia, iShares MSCI South Korea and iShares MSCI Taiwan Index Funds which are offered in Creation Units solely for cash in U.S. dollars). Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the relevant Fund for brokerage and market impact expenses relating to investing in portfolio securities.

68	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BFA; such reinvestments are subject to investment risk.

As of February 28, 2010, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The market value of the securities on loan as of February 28, 2010 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BTC as securities lending agent.

6. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	69

Shareholder Meeting Results (Unaudited)

iSHARES®, INC.

Two separate special meetings of shareholders of iShares, Inc. were held on November 4, 2009. The shareholder meetings for all the Funds except for the iShares MSCI Australia, iShares MSCI Japan Small Cap and iShares MSCI Thailand Investable Market Index Funds, were adjourned until November 19, 2009. The shareholder meetings for the iShares MSCI Pacific ex-Japan and iShares MSCI South Korea Index Funds were further adjourned until November 30, 2009, at which time the shareholders approved the new advisory agreement. The proposals acted upon by shareholders at the special meetings and the results of the shareholder vote were as follows:

First Meeting

Shareholders of the Funds approved Proposals 1 and 2.

Proposal 1

To approve a new investment advisory agreement between the Company and Barclays Global Fund Advisors (“BGFA”), on behalf of each Fund, which took effect upon the consummation of the Barclays PLC binding agreement to sell its interest in BGFA and certain affiliated companies to BlackRock, Inc. (the “Transaction”).

iShares MSCI Index Fund	Votes For	Votes Against	Votes Abstaining	Broker Non- Votes*
Australia	32,767,194	750,970	1,433,200	4,493,342
Hong Kong	64,067,601	747,119	613,136	3,937,283
Japan Small Cap	399,953	34,462	1,138	–
Malaysia	22,880,513	488,528	1,012,641	2,355,775
Pacific ex-Japan	42,898,251	632,446	456,308	2,735,283
Singapore	59,522,740	2,602,832	1,257,920	5,408,148
South Korea	27,678,404	402,147	360,225	1,462,810
Taiwan	132,831,296	639,322	811,459	5,770,002
Thailand Investable Market	1,342,645	13,321	13,384	–

Proposal 2

To approve a change in the classification of certain Funds’ investment objective from a fundamental investment policy to a non-fundamental investment policy.

iShares MSCI Index Fund	Votes For	Votes Against	Votes Abstaining	Broker Non- Votes*
Australia	30,808,518	1,833,250	2,309,596	4,493,342
Hong Kong	61,212,227	2,117,753	2,097,876	3,937,283
Malaysia	22,476,761	803,733	1,101,188	2,355,775
Pacific ex-Japan	39,117,399	4,271,572	598,034	2,735,283
Singapore	56,913,788	3,748,662	2,721,042	5,408,148
South Korea	27,102,604	704,061	634,111	1,462,810
Taiwan	126,783,493	6,060,007	1,438,577	5,770,002

70	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Meeting Results (Unaudited) (Continued)

iSHARES®, INC.

Second Meeting

This proposal was approved by the shareholders of the Company on November 4, 2009. All nominees who previously served as Directors of the Company were re-elected and the term of their election commenced immediately. Robert S. Kapito was newly elected as a Director to the Company and the term of his election took effect upon the consummation of the Transaction.

Proposal 1**

To elect a Board of Directors of the Company.

Independent Director	Votes For	Votes Withheld
George G.C. Parker	1,597,646,058	46,083,560
J. Darrell Duffie	1,517,311,684	126,417,934
Cecilia H. Herbert	1,599,757,544	43,972,074
Charles A. Hurty	1,599,463,459	44,266,159
John E. Kerrigan	1,599,938,757	43,790,861
John E. Martinez	1,599,890,206	43,839,412
Robert H. Silver	1,601,631,280	42,098,338

Interested Director	Votes For	Votes Withheld
Robert S. Kapito	1,600,119,598	43,610,020
Lee T. Kranefuss	1,117,041,744	526,687,874

*	Broker non-votes are proxies received by the Fund from brokers or nominees who did not receive instructions from the beneficial owner or other persons entitled to vote and who have no discretionary power to vote on a particular matter. Broker non-votes have the effect of a vote against the proposal.
**	Denotes Company-wide proposal and voting results.

SHAREHOLDER MEETING RESULTS	71

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares Russell Domestic Index Funds	Trading Symbol
iShares Russell 3000	IWV
iShares Russell 3000 Growth	IWZ
iShares Russell 3000 Value	IWW
iShares Russell Top 200	IWL
iShares Russell Top 200 Growth	IWY
iShares Russell Top 200 Value	IWX
iShares Russell 1000	IWB
iShares Russell 1000 Growth	IWF
iShares Russell 1000 Value	IWD
iShares Russell Midcap	IWR
iShares Russell Midcap Growth	IWP
iShares Russell Midcap Value	IWS
iShares Russell 2000	IWM
iShares Russell 2000 Growth	IWO
iShares Russell 2000 Value	IWN
iShares Russell Microcap	IWC

iShares S&P Domestic Index Funds
iShares S&P 1500	ISI
iShares S&P 100	OEF
iShares S&P 500	IVV
iShares S&P 500 Growth	IVW
iShares S&P 500 Value	IVE
iShares S&P MidCap 400	IJH
iShares S&P MidCap 400 Growth	IJK
iShares S&P MidCap 400 Value	IJJ
iShares S&P SmallCap 600	IJR
iShares S&P SmallCap 600 Growth	IJT
iShares S&P SmallCap 600 Value	IJS

iShares Morningstar Domestic Index Funds
iShares Morningstar Large Core	JKD
iShares Morningstar Large Growth	JKE
iShares Morningstar Large Value	JKF
iShares Morningstar Mid Core	JKG
iShares Morningstar Mid Growth	JKH
iShares Morningstar Mid Value	JKI
iShares Morningstar Small Core	JKJ
iShares Morningstar Small Growth	JKK
iShares Morningstar Small Value	JKL

iShares Dow Jones Domestic Index Funds
iShares Dow Jones U.S.	IYY

iShares KLD Socially Responsible Index Funds
iShares FTSE KLD 400 Social	DSI
iShares FTSE KLD Select Social	KLD

iShares NYSE Domestic Index Funds
iShares NYSE Composite	NYC
iShares NYSE 100	NY

iShares Domestic Specialty Index Funds
iShares S&P U.S. Preferred Stock	PFF
iShares Dow Jones Select Dividend	DVY

iShares North American Sector/Subsector Index Funds	Trading Symbol
iShares S&P North American Technology Sector	IGM
iShares S&P North American Technology-Multimedia Networking	IGN
iShares S&P North American Technology- Semiconductors	IGW
iShares S&P North American Technology-Software	IGV
iShares S&P North American Natural Resources Sector	IGE

iShares Domestic Sector Index Funds
iShares Dow Jones U.S. Basic Materials Sector	IYM
iShares Dow Jones U.S. Consumer Goods Sector	IYK
iShares Dow Jones U.S. Consumer Services Sector	IYC
iShares Dow Jones U.S. Energy Sector	IYE
iShares Dow Jones U.S. Financial Sector	IYF
iShares Dow Jones U.S. Healthcare Sector	IYH
iShares Dow Jones U.S. Industrial Sector	IYJ
iShares Dow Jones U.S. Technology Sector	IYW
iShares Dow Jones U.S. Telecommunications Sector	IYZ
iShares Dow Jones U.S. Utilities Sector	IDU

iShares Domestic Subsector Index Funds
iShares Dow Jones Transportation Average	IYT
iShares Dow Jones U.S. Aerospace & Defense	ITA
iShares Dow Jones U.S. Broker-Dealers	IAI
iShares Dow Jones U.S. Financial Services	IYG
iShares Dow Jones U.S. Healthcare Providers	IHF
iShares Dow Jones U.S. Home Construction	ITB
iShares Dow Jones U.S. Insurance	IAK
iShares Dow Jones U.S. Medical Devices	IHI
iShares Dow Jones U.S. Oil & Gas Exploration & Production	IEO
iShares Dow Jones U.S. Oil Equipment & Services	IEZ
iShares Dow Jones U.S. Pharmaceuticals	IHE
iShares Dow Jones U.S. Regional Banks	IAT
iShares Nasdaq Biotechnology	IBB

iShares Domestic Real Estate Index Funds
iShares Cohen & Steers Realty Majors	ICF
iShares Dow Jones U.S. Real Estate	IYR
iShares FTSE NAREIT Real Estate 50	FTY
iShares FTSE NAREIT Industrial/Office Capped	FIO
iShares FTSE NAREIT Mortgage Plus Capped	REM
iShares FTSE NAREIT Residential Plus Capped	REZ
iShares FTSE NAREIT Retail Capped	RTL

iShares Target Risk Index Funds
iShares S&P Conservative Allocation	AOK
iShares S&P Moderate Allocation	AOM
iShares S&P Growth Allocation	AOR
iShares S&P Aggressive Allocation	AOA

72	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds (Continued)

iShares International Country Index Funds	Trading Symbol
iShares FTSE China (HK Listed)	FCHI
iShares FTSE/Xinhua China 25	FXI
iShares MSCI Australia	EWA
iShares MSCI Austria Investable Market	EWO
iShares MSCI Belgium Investable Market	EWK
iShares MSCI Brazil	EWZ
iShares MSCI Canada	EWC
iShares MSCI Chile Investable Market	ECH
iShares MSCI France	EWQ
iShares MSCI Germany	EWG
iShares MSCI Hong Kong	EWH
iShares MSCI Israel Capped Investable Market	EIS
iShares MSCI Italy	EWI
iShares MSCI Japan	EWJ
iShares MSCI Japan Small Cap	SCJ
iShares S&P/TOPIX 150	ITF
iShares MSCI Malaysia	EWM
iShares MSCI Mexico Investable Market	EWW
iShares MSCI Netherlands Investable Market	EWN
iShares MSCI All Peru Capped	EPU
iShares MSCI Singapore	EWS
iShares MSCI South Africa	EZA
iShares MSCI South Korea	EWY
iShares MSCI Spain	EWP
iShares MSCI Sweden	EWD
iShares MSCI Switzerland	EWL
iShares MSCI Taiwan	EWT
iShares MSCI Thailand Investable Market	THD
iShares MSCI Turkey Investable Market	TUR
iShares MSCI United Kingdom	EWU
iShares S&P India Nifty 50	INDY

iShares International Index Funds
iShares MSCI ACWI ex US	ACWX
iShares MSCI EAFE	EFA
iShares MSCI EAFE Growth	EFG
iShares MSCI EAFE Value	EFV
iShares MSCI EAFE Small Cap	SCZ
iShares FTSE Developed Small Cap ex-North America	IFSM
iShares MSCI Emerging Markets	EEM
iShares MSCI Emerging Markets Eastern Europe	ESR
iShares MSCI BRIC	BKF
iShares MSCI EMU	EZU
iShares MSCI All Country Asia ex Japan	AAXJ
iShares MSCI Pacific ex-Japan	EPP
iShares S&P Asia 50	AIA
iShares S&P Europe 350	IEV
iShares S&P Latin America 40	ILF

iShares International/Global Real Estate Index Funds
iShares S&P Developed ex-U.S. Property	WPS
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S	IFGL
iShares FTSE EPRA/NAREIT Developed Asia	IFAS
iShares FTSE EPRA/NAREIT Developed Europe	IFEU
iShares FTSE EPRA/NAREIT North America	IFNA

iShares Target Date Index Funds	Trading Symbol
iShares S&P Target Date Retirement Income	TGR
iShares S&P Target Date 2010	TZD
iShares S&P Target Date 2015	TZE
iShares S&P Target Date 2020	TZG
iShares S&P Target Date 2025	TZI
iShares S&P Target Date 2030	TZL
iShares S&P Target Date 2035	TZO
iShares S&P Target Date 2040	TZV

iShares Global Index Funds
iShares MSCI ACWI	ACWI
iShares S&P Global 100	IOO
iShares MSCI Kokusai	TOK

iShares International/Global Sector Index Funds
iShares MSCI ACWI ex US Financials Sector	AXFN
iShares MSCI Emerging Markets Financials Sector	EMFN
iShares MSCI Emerging Markets Materials Sector	EMMT
iShares MSCI Europe Financials Sector	EUFN
iShares MSCI Far East Financials Sector	FEFN
iShares S&P Global Consumer Discretionary Sector	RXI
iShares S&P Global Consumer Staples Sector	KXI
iShares S&P Global Energy Sector	IXC
iShares S&P Global Financials Sector	IXG
iShares S&P Global Healthcare Sector	IXJ
iShares S&P Global Industrials Sector	EXI
iShares S&P Global Materials Sector	MXI
iShares S&P Global Technology Sector	IXN
iShares S&P Global Telecommunications Sector	IXP
iShares S&P Global Utilities Sector	JXI

iShares International/Global Theme Based and Specialty Index Funds
iShares S&P Global Clean Energy	ICLN
iShares S&P Global Infrastructure	IGF
iShares S&P Emerging Markets Infrastructure	EMIF
iShares S&P Global Nuclear Energy	NUCL
iShares S&P Global Timber & Forestry	WOOD
iShares Dow Jones International Select Dividend	IDV

iShares U.S. Multisector Bond Funds
iShares Barclays Aggregate	AGG
iShares Barclays Government/Credit	GBF
iShares Barclays Intermediate Government/Credit	GVI
iShares 10+ Year Government/Credit	GLJ

iShares U.S. Government Bond Funds
iShares Barclays Short Treasury	SHV
iShares Barclays 1-3 Year Treasury	SHY
iShares Barclays 3-7 Year Treasury	IEI
iShares Barclays 7-10 Year Treasury	IEF
iShares Barclays 10-20 Year Treasury	TLH
iShares Barclays 20+ Year Treasury	TLT
iShares Barclays TIPS	TIP
iShares Barclays Agency	AGZ

iShares U.S. Credit Bond Funds
iShares Barclays Credit	CFT
iShares Barclays 1-3 Year Credit	CSJ
iShares Barclays Intermediate Credit	CIU
iShares iBoxx $ Investment Grade Corporate	LQD
iShares 10+ Year Credit	CLY
iShares iBoxx $ High Yield Corporate	HYG

iSHARES FAMILY OF FUNDS	73

The iShares® Family of Funds (Continued)

iShares AMT-Free Municipal Bond Funds	Trading Symbol
iShares S&P National AMT-Free Municipal	MUB
iShares S&P Short Term National AMT-Free Municipal	SUB
iShares S&P California AMT-Free Municipal	CMF
iShares S&P New York AMT-Free Municipal	NYF
iShares 2012 S&P AMT-Free Municipal Series	MUAA
iShares 2013 S&P AMT-Free Municipal Series	MUAB
iShares 2014 S&P AMT-Free Municipal Series	MUAC
iShares 2015 S&P AMT-Free Municipal Series	MUAD
iShares 2016 S&P AMT-Free Municipal Series	MUAE
iShares 2017 S&P AMT-Free Municipal Series	MUAF

iShares U.S. Securitized Bond Funds	Trading Symbol
iShares Barclays MBS	MBB

iShares International Bond Funds
iShares JPMorgan USD Emerging Markets	EMB
iShares S&P/Citigroup International Treasury	IGOV
iShares S&P/Citigroup 1-3 Year International Treasury	ISHG

The iShares Funds (“Funds”) are distributed by SEI Investments Distribution Co. (“SEI”). iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. The Funds are not sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, J.P. Morgan Securities Inc., MSCI Inc., Morningstar Inc., The NASDAQ OMX Group, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Frank Russell Company or Standard & Poor’s, nor are they sponsored, endorsed or issued by Barclays Capital. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the companies listed above. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50/Residential/Retail/Mortgage REITs or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Global Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT, and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2010 Semi-Annual Report.

iS-2350-0310

74	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

Once you have enrolled, you will no longer receive shareholder reports and prospectuses in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com and is available to be viewed or downloaded.

To sign up for electronic delivery, please follow these simple steps:

1. Go to www.icsdelivery.com.

2. From the main page, select the first letter of your brokerage firm’s name.

3. Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4. Fill out the appropriate information and provide the e-mail address where you would like your notifications sent.

Your information and e-mail address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Fund’s website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a monthly basis on the Funds’ website.

©2010 BlackRock Institutional Trust Company, N.A. All rights reserved. iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. All other trademarks, servicemarks, or registered trademarks are the property of their respective owners.

iShares®

BLACKROCK

iS-5ar-83-0210

2010 SEMI-ANNUAL REPORT TO SHAREHOLDERS

iSHARES® MSCI SERIES

FEBRUARY 28, 2010

Would you prefer to receive materials like this electronically?

See inside back cover for details.

iShares MSCI Japan Index Fund | EWJ | NYSE Arca

Fund Performance Overview

iSHARES® MSCI JAPAN INDEX FUND

Performance as of February 28, 2010

The iShares MSCI Japan Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Japanese market, as measured by the MSCI Japan IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2010, the total return for the Fund was (1.86)%, while the total return for the Index was (1.53)%.

			Average Annual Total Returns

Year Ended 2/28/10			Five Years Ended 2/28/10			Ten Years Ended 2/28/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
33.12%	36.76%	34.07%	(0.65)%	(0.67)%	(0.14)%	(3.21)%	(3.30)%	(2.71)%

Cumulative Total Returns

Year Ended 2/28/10			Five Years Ended 2/28/10			Ten Years Ended 2/28/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
33.12%	36.76%	34.07%	(3.23)%	(3.33)%	(0.71)%	(27.86)%	(28.52)%	(24.03)%

“Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/10
Sector	Percentage of Net Assets
Consumer Cyclical	26.15%

Industrial	21.96

Financial	16.66

Consumer Non-Cyclical	10.77

Basic Materials	6.99

Utilities	6.00

Communications	5.25

Technology	4.94

Energy	1.19

Short-Term and Other Net Assets	0.09

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/10
Security	Percentage of Net Assets
Toyota Motor Corp.	5.02%

Mitsubishi UFJ Financial Group Inc.	2.92

Honda Motor Co. Ltd.	2.61

Canon Inc.	2.02

Sumitomo Mitsui Financial Group Inc.	1.88

Takeda Pharmaceutical Co. Ltd.	1.59

Tokyo Electric Power Co. Inc. (The)	1.56

Sony Corp.	1.55

Mitsubishi Corp.	1.46

Nintendo Co. Ltd.	1.37

TOTAL	21.98%

FUND PERFORMANCE OVERVIEW	1

Shareholder Expenses (Unaudited)

iSHARES® MSCI JAPAN INDEX FUND

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other Funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2009 to February 28, 2010.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (9/1/09)	Ending Account Value (2/28/10)	Annualized Expense Ratio	Expenses Paid During Period[a] (9/1/09 to 2/28/10)
Actual	$1,000.00	$ 981.40	0.54%	$2.65
Hypothetical (5% return before expenses)	1,000.00	1,022.10	0.54	2.71

[a]

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days).

2	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI JAPAN INDEX FUND

February 28, 2010

Security	Shares	Value
COMMON STOCKS – 99.91%

ADVERTISING – 0.22%
Dentsu Inc.	356,800	$8,471,817
Hakuhodo DY Holdings Inc.	62,440	3,056,479

		11,528,296

AGRICULTURE – 0.73%
Japan Tobacco Inc.	10,704	38,845,889

		38,845,889

AIRLINES – 0.10%
All Nippon Airways Co. Ltd.	1,786,000	5,406,336

		5,406,336

APPAREL – 0.16%
ASICS Corp.	892,000	8,371,440

		8,371,440

AUTO MANUFACTURERS – 9.64%
Fuji Heavy Industries Ltd.[a]	1,784,000	8,130,535
Hino Motors Ltd.[a]	892,000	3,322,478
Honda Motor Co. Ltd.	4,014,000	139,122,489
Isuzu Motors Ltd.[a]	2,676,000	6,715,220
Mazda Motor Corp.[a]	3,568,000	9,395,285
Mitsubishi Motors Corp.[a,b]	8,920,000	12,747,876
Nissan Motor Co. Ltd.[a]	6,065,600	48,120,722
Suzuki Motor Corp.	892,000	18,961,211
Toyota Motor Corp.	7,136,000	267,404,265

		513,920,081

AUTO PARTS & EQUIPMENT – 2.07%
Aisin Seiki Co. Ltd.	446,200	11,709,204
Bridgestone Corp.	1,427,200	25,021,973
Denso Corp.	1,159,600	31,422,009
JTEKT Corp.	446,000	4,687,605
NGK Spark Plug Co. Ltd.	428,000	5,047,476
NHK Spring Co. Ltd.	892,000	7,367,670
NOK Corp.	267,600	3,731,012
Sumitomo Rubber Industries Inc.	446,000	3,633,646
Toyoda Gosei Co. Ltd.	178,400	4,625,371
Toyota Boshoku Corp.	89,200	1,539,783
Toyota Industries Corp.	446,000	11,719,012

		110,504,761

Security	Shares	Value
BANKS – 9.34%
Aozora Bank Ltd.[a]	1,784,000	$2,288,595
Bank of Kyoto Ltd. (The)	892,000	7,729,027
Bank of Yokohama Ltd. (The)	3,568,000	17,867,102
Chiba Bank Ltd. (The)	1,784,000	10,860,789
Chuo Mitsui Trust Holdings Inc.	2,676,000	9,636,190
Fukuoka Financial Group Inc.	1,790,000	6,586,733
Gunma Bank Ltd. (The)	892,000	4,968,660
Hachijuni Bank Ltd. (The)	892,000	4,958,623
Hiroshima Bank Ltd. (The)	892,000	3,693,873
Hokuhoku Financial Group Inc.	3,573,000	7,518,719
Iyo Bank Ltd. (The)	892,000	7,939,819
Joyo Bank Ltd. (The)	1,784,000	7,166,916
Mitsubishi UFJ Financial Group Inc.	30,774,080	155,489,359
Mizuho Financial Group Inc.	33,806,800	65,433,743
Mizuho Trust & Banking Co. Ltd.[a]	4,460,000	4,316,210
Nishi-Nippon City Bank Ltd. (The)	1,784,000	4,818,095
Resona Holdings Inc.	1,159,600	14,014,633
Sapporo Hokuyo Holdings Inc.	895,000	3,927,868
Senshu Ikeda Holdings Inc.[a,b]	1,159,600	2,831,635
Seven Bank Ltd.	1,784	3,705,918
77 Bank Ltd. (The)	892,000	4,858,247
Shinsei Bank Ltd.[a,b]	2,676,000	3,011,309
Shizuoka Bank Ltd. (The)	1,784,000	15,799,336
Sumitomo Mitsui Financial Group Inc.	3,122,000	100,336,826
Sumitomo Trust and Banking Co. Ltd. (The)	3,568,000	20,155,697
Suruga Bank Ltd.	892,000	8,180,723

		498,094,645

BEVERAGES – 0.98%
Asahi Breweries Ltd.	892,000	17,104,237
Coca-Cola West Co. Ltd.	178,400	2,918,963
ITO EN Ltd.	178,400	2,736,276
Kirin Holdings Co. Ltd.	1,784,000	24,612,435
Sapporo Holdings Ltd.	892,000	4,607,303

		51,979,214

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

February 28, 2010

Security	Shares	Value
BUILDING MATERIALS – 1.53%
Asahi Glass Co. Ltd.	2,676,000	$26,710,314
Daikin Industries Ltd.	535,200	20,597,356
JS Group Corp.	624,400	12,303,206
Nippon Sheet Glass Co. Ltd.	1,784,000	4,777,944
Panasonic Electric Works Co. Ltd.	892,000	10,399,055
Rinnai Corp.	89,200	4,707,680
Taiheiyo Cement Corp.[a]	1,784,000	2,328,746

		81,824,301

CHEMICALS – 3.40%
Asahi Kasei Corp.	2,676,000	13,942,362
Daicel Chemical Industries Ltd.	892,000	5,972,430
Denki Kagaku Kogyo K.K.	892,000	3,603,533
Hitachi Chemical Co. Ltd.	267,600	5,480,583
JSR Corp.	446,000	8,732,797
Kaneka Corp.	892,000	5,319,980
Mitsubishi Chemical Holdings Corp.	3,122,000	14,158,173
Mitsubishi Gas Chemical Co. Inc.	892,000	4,818,095
Mitsui Chemicals Inc.	1,784,000	4,898,397
Nitto Denko Corp.	446,000	16,436,730
Shin-Etsu Chemical Co. Ltd.	981,200	52,778,214
Showa Denko K.K.	3,568,000	7,227,142
Sumitomo Chemical Co. Ltd.	3,568,000	15,819,412
Taiyo Nippon Sanso Corp.	892,000	8,110,460
Tokuyama Corp.	892,000	4,757,869
Tosoh Corp.	892,000	2,138,030
Ube Industries Ltd.	2,676,000	6,956,125

		181,150,332

COMMERCIAL SERVICES – 1.07%
Benesse Holdings Inc.	178,400	8,010,083
Dai Nippon Printing Co. Ltd.	1,784,000	23,588,589
Kamigumi Co. Ltd.	892,000	6,956,125
Nissha Printing Co. Ltd.	89,200	3,156,856
Toppan Printing Co. Ltd.	1,786,000	15,515,580

		57,227,233

COMPUTERS – 0.94%
Fujitsu Ltd.	4,460,000	28,958,757
Itochu Techno-Solutions Corp.	89,200	2,840,668

Security	Shares	Value
OBIC Co. Ltd.	8,920	$1,561,866
TDK Corp.	267,600	16,501,975

		49,863,266

COSMETICS & PERSONAL CARE – 1.17%
Kao Corp.	1,338,000	34,208,473
Shiseido Co. Ltd.	892,000	19,764,226
Unicharm Corp.	89,200	8,552,118

		62,524,817

DISTRIBUTION & WHOLESALE – 4.59%
Canon Marketing Japan Inc.	89,200	1,183,444
Hitachi High-Technologies Corp.	89,200	1,825,857
ITOCHU Corp.	3,568,000	28,747,966
Marubeni Corp.	4,460,000	26,650,087
Mitsubishi Corp.	3,122,000	77,992,911
Mitsui & Co. Ltd.	4,192,400	65,057,330
Sojitz Corp.	2,943,600	5,233,656
Sumitomo Corp.	2,765,200	30,121,123
Toyota Tsusho Corp.	535,300	7,686,297

		244,498,671

DIVERSIFIED FINANCIAL SERVICES – 2.21%
Acom Co. Ltd.[b]	107,048	1,539,496
AEON Credit Service Co. Ltd.	178,470	1,827,578
Daiwa Securities Group Inc.	4,460,000	22,032,746
Mitsubishi UFJ Lease & Finance Co. Ltd.	142,720	4,930,517
Mizuho Securities Co. Ltd.	892,000	2,639,914
Nomura Holdings Inc.	8,830,800	65,188,823
ORIX Corp.	258,680	19,852,558

		118,011,632

ELECTRIC – 5.10%
Chubu Electric Power Co. Inc.	1,605,600	42,549,800
Chugoku Electric Power Co. Inc. (The)	624,500	13,036,038
Electric Power Development Co. Ltd.	356,800	11,944,860
Hokkaido Electric Power Co. Inc.	446,000	8,828,155
Hokuriku Electric Power Co.	446,000	10,067,811
Kansai Electric Power Co. Inc. (The)	1,873,200	44,350,563
Kyushu Electric Power Co. Inc.	981,200	22,038,769
Shikoku Electric Power Co. Inc.	446,000	12,798,065

4	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

February 28, 2010

Security	Shares	Value
Tohoku Electric Power Co. Inc.	1,070,400	$23,283,443
Tokyo Electric Power Co. Inc. (The)	3,032,800	83,238,611

		272,136,115

ELECTRICAL COMPONENTS & EQUIPMENT – 4.03%
Brother Industries Ltd.	535,200	6,094,890
Casio Computer Co. Ltd.	535,200	4,011,064
Furukawa Electric Co. Ltd.	1,784,000	8,632,420
GS Yuasa Corp.[b]	892,000	6,243,448
Hitachi Ltd.[a]	10,704,000	35,292,545
Mitsubishi Electric Corp.[a]	4,460,000	36,587,408
SANYO Electric Co. Ltd.[a,b]	4,396,000	7,420,244
Sharp Corp.	2,676,000	31,016,485
Stanley Electric Co. Ltd.	358,000	6,574,647
Sumitomo Electric Industries Ltd.	1,605,600	19,296,470
Toshiba Corp.[a]	9,812,000	49,134,530
Ushio Inc.	267,600	4,333,274

		214,637,425

ELECTRONICS – 5.31%
Advantest Corp.	356,800	8,475,832
Fanuc Ltd.	446,000	43,563,608
Hirose Electric Co. Ltd.	89,200	9,485,625
Hoya Corp.	981,200	24,578,307
IBIDEN Co. Ltd.	267,600	9,012,849
Keyence Corp.	89,251	19,594,745
Kyocera Corp.	356,800	31,759,275
Mabuchi Motor Co. Ltd.	89,200	4,868,283
Minebea Co. Ltd.	892,000	4,868,283
Mitsumi Electric Co. Ltd.	178,400	3,400,772
Murata Manufacturing Co. Ltd.	535,200	28,366,534
NEC Corp.[a]	6,244,000	17,355,179
NGK Insulators Ltd.	892,000	19,242,266
Nippon Electric Glass Co. Ltd.	892,500	11,589,996
Omron Corp.	535,200	11,659,790
Secom Co. Ltd.	535,200	24,572,284
Yaskawa Electric Corp.	892,000	7,046,464
Yokogawa Electric Corp.	446,000	3,668,778

		283,108,870

ENGINEERING & CONSTRUCTION – 0.76%
JGC Corp.	892,000	16,762,955
Kajima Corp.	1,784,000	4,175,682

Security	Shares	Value
Obayashi Corp.	1,784,000	$6,905,936
Shimizu Corp.	1,784,000	6,905,936
Taisei Corp.	2,676,000	5,540,809

		40,291,318

ENTERTAINMENT – 0.32%
Oriental Land Co. Ltd.	178,400	12,767,951
Toho Co. Ltd.	267,600	4,375,432

		17,143,383

ENVIRONMENTAL CONTROL – 0.14%
Kurita Water Industries Ltd.	267,600	7,371,685

		7,371,685

FOOD – 1.21%
Ajinomoto Co. Inc.	1,784,000	18,168,233
Kikkoman Corp.	892,000	10,589,771
Meiji Holdings Co. Ltd.[a]	178,428	7,168,041
Nippon Meat Packers Inc.	892,000	10,910,977
Nisshin Seifun Group Inc.	448,000	5,913,509
Nissin Foods Holdings Co. Ltd.	178,400	6,173,184
Yakult Honsha Co. Ltd.	178,400	5,424,372

		64,348,087

FOREST PRODUCTS & PAPER – 0.27%
Nippon Paper Group Inc.	268,500	6,855,640
Oji Paper Co. Ltd.	1,784,000	7,628,650

		14,484,290

GAS – 0.90%
Osaka Gas Co. Ltd.	4,460,000	16,160,693
Toho Gas Co. Ltd.	892,000	4,878,321
Tokyo Gas Co. Ltd.	6,244,000	27,192,123

		48,231,137

HAND & MACHINE TOOLS – 1.20%
Fuji Electric Holdings Co. Ltd.[a]	892,000	2,087,841
Makita Corp.	267,600	8,567,175
Nidec Corp.	267,600	25,987,599
SMC Corp.	178,400	22,263,613
THK Co. Ltd.	268,200	5,194,083

		64,100,311

HEALTH CARE – PRODUCTS – 0.55%
Sysmex Corp.	89,200	5,299,904
Terumo Corp.	446,000	24,190,851

		29,490,755

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

February 28, 2010

Security	Shares	Value
HOME BUILDERS – 0.45%
Daiwa House Industry Co. Ltd.	892,000	$9,555,888
Sekisui Chemical Co. Ltd.	892,000	5,902,166
Sekisui House Ltd.	892,000	8,712,722

		24,170,776

HOME FURNISHINGS – 2.86%
Panasonic Corp.	4,727,615	65,701,958
Sony Corp.	2,408,400	82,660,440
Yamaha Corp.	356,800	4,223,863

		152,586,261

HOUSEWARES – 0.11%
TOTO Ltd.	892,000	5,932,279

		5,932,279

INSURANCE – 2.33%
Aioi Insurance Co. Ltd.	892,000	4,366,398
Mitsui Sumitomo Insurance Group Holdings Inc.	1,070,400	27,451,095
Nipponkoa Insurance Co. Ltd.	1,784,000	10,941,090
Sompo Japan Insurance Inc.	1,784,000	12,346,368
Sony Financial Holdings Inc.	1,784	5,195,512
T&D Holdings Inc.	624,400	13,483,639
Tokio Marine Holdings Inc.	1,784,000	50,288,865

		124,072,967

INTERNET – 1.91%
Dena Co. Ltd.	892	6,926,011
Matsui Securities Co. Ltd.[b]	356,800	2,392,987
Rakuten Inc.	17,840	13,751,646
SBI Holdings Inc.	41,924	7,482,301
SoftBank Corp.	1,873,200	49,051,217
Trend Micro Inc.	267,600	9,229,663
Yahoo! Japan Corp.	34,788	13,016,384

		101,850,209

IRON & STEEL – 2.61%
Daido Steel Co. Ltd.	892,000	3,513,194
JFE Holdings Inc.	1,248,850	46,446,287
Kobe Steel Ltd.[a]	6,244,000	11,382,749
Nippon Steel Corp.	12,488,000	46,655,219
Nisshin Steel Co. Ltd.	1,784,000	3,292,365
Sumitomo Metal Industries Ltd.	8,028,000	22,133,123
Tokyo Steel Manufacturing Co. Ltd.	268,200	2,966,754

Security	Shares	Value
Yamato Kogyo Co. Ltd.	89,200	$2,817,582

		139,207,273

LEISURE TIME – 0.62%
Namco Bandai Holdings Inc.	446,098	4,136,440
Sankyo Co. Ltd.	178,400	8,612,344
Sega Sammy Holdings Inc.	446,000	5,505,677
Shimano Inc.	178,400	7,769,178
Yamaha Motor Co. Ltd.[a]	535,200	7,112,713

		33,136,352

MACHINERY – 0.30%
Hitachi Construction Machinery Co. Ltd.	270,600	5,538,979
Japan Steel Works Ltd. (The)	892,000	10,208,339

		15,747,318

MACHINERY – CONSTRUCTION & MINING – 0.87%
Komatsu Ltd.	2,319,200	46,558,857

		46,558,857

MACHINERY – DIVERSIFIED – 0.74%
Amada Co. Ltd.	892,000	6,685,106
Kubota Corp.	2,676,000	23,548,438
Sumitomo Heavy Industries Ltd.[a]	1,784,000	9,234,682

		39,468,226

MANUFACTURING – 2.35%
FUJIFILM Holdings Corp.	1,159,600	36,876,494
IHI Corp.[a]	2,676,000	4,787,982
Kawasaki Heavy Industries Ltd.	3,568,000	9,234,682
Konica Minolta Holdings Inc.	1,338,000	13,836,966
Mitsubishi Heavy Industries Ltd.	7,136,000	26,499,522
Nikon Corp.	802,800	17,661,329
Olympus Corp.	535,200	16,526,065

		125,423,040

MEDIA – 0.14%
Fuji Media Holdings Inc.	853	1,183,536
Jupiter Telecommunications Co. Ltd.[b]	5,352	6,275,568

		7,459,104

METAL FABRICATE & HARDWARE – 0.22%
Maruichi Steel Tube Ltd.	89,200	1,767,639
NSK Ltd.	892,000	6,283,599
NTN Corp.	892,000	3,703,911

		11,755,149

6	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

February 28, 2010

Security	Shares	Value
MINING – 0.71%
Dowa Holdings Co. Ltd.	924,200	$5,220,823
Mitsubishi Materials Corp.[a]	2,676,000	6,926,011
Mitsui Mining & Smelting Co. Ltd.[a]	1,784,000	4,898,397
Sumitomo Metal Mining Co. Ltd.	1,466,000	20,819,130

		37,864,361

OFFICE & BUSINESS EQUIPMENT – 2.60%
Canon Inc.	2,586,850	107,561,028
Ricoh Co. Ltd.	1,784,000	24,752,963
Seiko Epson Corp.	356,800	6,038,679

		138,352,670

OIL & GAS – 1.19%
Cosmo Oil Co. Ltd.	1,784,000	4,235,908
Idemitsu Kosan Co. Ltd.	89,200	6,544,579
INPEX Corp.	1,784	13,049,007
Japan Petroleum Exploration Co. Ltd.	89,200	4,266,022
Nippon Mining Holdings Inc.	2,230,000	11,116,750
Nippon Oil Corp.	2,676,500	14,336,510
Showa Shell Sekiyu K.K.	356,800	2,525,485
TonenGeneral Sekiyu K.K.	892,000	7,277,331

		63,351,592

PACKAGING & CONTAINERS – 0.11%
Toyo Seikan Kaisha Ltd.	356,800	5,829,895

		5,829,895

PHARMACEUTICALS – 5.06%
Alfresa Holdings Corp.	89,200	3,688,854
Astellas Pharma Inc.	1,159,630	43,650,057
Chugai Pharmaceutical Co. Ltd.	535,200	10,328,791
Daiichi Sankyo Co. Ltd.	1,605,669	32,487,401
Dainippon Sumitomo Pharma Co. Ltd.	356,800	3,493,119
Eisai Co. Ltd.	624,400	24,346,435
Hisamitsu Pharmaceutical Co. Inc.	89,200	3,257,233
Kyowa Hakko Kirin Co. Ltd.	892,000	9,244,720
Medipal Holdings Corp.	356,800	4,219,848
Mitsubishi Tanabe Pharma Corp.	892,000	13,159,421
Ono Pharmaceutical Co. Ltd.	178,400	8,230,912
Santen Pharmaceutical Co. Ltd.	178,400	5,731,525

Security	Shares	Value
Shionogi & Co. Ltd.	713,600	$14,574,737
Suzuken Co. Ltd.	178,400	5,902,166
Takeda Pharmaceutical Co. Ltd.	1,873,200	84,843,639
Tsumura & Co.	90,000	2,763,855

		269,922,713

REAL ESTATE – 2.20%
AEON Mall Co. Ltd.	267,600	4,878,321
Daito Trust Construction Co. Ltd.	178,400	8,722,759
Mitsubishi Estate Co. Ltd.	2,676,000	42,007,765
Mitsui Fudosan Co. Ltd.	1,890,000	31,902,324
Nomura Real Estate Holdings Inc.	267,600	3,999,019
NTT Urban Development Corp.	4,460	3,553,345
Sumitomo Realty & Development Co. Ltd.	892,000	15,839,487
Tokyo Tatemono Co. Ltd.	892,000	3,141,799
Tokyu Land Corp.	892,000	3,222,101

		117,266,920

REAL ESTATE INVESTMENT TRUSTS – 0.54%
Japan Prime Realty Investment Corp.[b]	1,784	3,930,762
Japan Real Estate Investment Corp.	892	7,698,914
Japan Retail Fund Investment Corp.	3,568	4,231,893
Nippon Building Fund Inc.	892	7,899,668
Nomura Real Estate Office Fund Inc.	892	5,229,641

		28,990,878

RETAIL – 2.99%
ABC-Mart Inc.	89,200	2,946,064
AEON Co. Ltd.	1,516,400	15,596,574
Citizen Holdings Co. Ltd.	624,400	3,983,962
FamilyMart Co. Ltd.	178,400	5,715,465
Fast Retailing Co. Ltd.	89,200	15,056,547
Isetan Mitsukoshi Holdings Ltd.[b]	892,060	9,405,955
J. Front Retailing Co. Ltd.	892,000	4,958,623
Lawson Inc.	178,400	7,799,291
Marui Group Co. Ltd.	535,200	3,637,662

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

February 28, 2010

Security	Shares	Value
McDonald’s Holdings Co. (Japan) Ltd.	178,400	$3,619,594
Nitori Co. Ltd.	89,200	7,146,841
Seven & I Holdings Co. Ltd.	1,873,280	42,244,451
Shimamura Co. Ltd.	89,200	7,769,178
Takashimaya Co. Ltd.	892,000	6,885,860
UNY Co. Ltd.	446,000	3,498,138
USS Co. Ltd.	62,440	4,047,200
Yamada Denki Co. Ltd.	214,080	14,936,094

		159,247,499

SEMICONDUCTORS – 1.15%
Elpida Memory Inc.[a]	446,000	7,974,951
Rohm Co. Ltd.	268,000	18,305,970
Shinko Electric Industries Co. Ltd.	178,400	2,585,711
Sumco Corp.[a]	267,600	4,851,219
Tokyo Electron Ltd.	446,052	27,556,692

		61,274,543

SHIPBUILDING – 0.08%
Mitsui Engineering & Shipbuilding Co. Ltd.	1,784,000	4,215,833

		4,215,833

SOFTWARE – 0.25%
Konami Corp.	178,400	3,344,561
Nomura Research Institute Ltd.	178,400	3,912,695
Oracle Corp. (Japan)	89,200	4,130,513
Square Enix Holdings Co. Ltd.	89,200	1,791,729

		13,179,498

STORAGE & WAREHOUSING – 0.07%
Mitsubishi Logistics Corp.	319,000	3,693,816

		3,693,816

TELECOMMUNICATIONS – 2.98%
KDDI Corp.	7,136	38,062,949
Nippon Telegraph and Telephone Corp.	1,248,800	54,384,246
NTT Data Corp.	2,676	8,308,202
NTT DoCoMo Inc.	37,464	57,925,545

		158,680,942

Security	Shares	Value
TEXTILES – 0.80%
Kuraray Co. Ltd.	892,000	$11,442,976
Mitsubishi Rayon Co. Ltd.	892,000	3,784,212
Teijin Ltd.	2,676,000	7,859,517
Toray Industries Inc.	3,568,000	19,673,888

		42,760,593

TOYS, GAMES & HOBBIES – 1.37%
Nintendo Co. Ltd.	267,600	72,783,346

		72,783,346

TRANSPORTATION – 4.32%
Central Japan Railway Co.	3,568	27,021,482
East Japan Railway Co.	802,800	55,287,639
Hankyu Hanshin Holdings Inc.	2,681,800	12,886,160
Kawasaki Kisen Kaisha Ltd.[a,b]	1,784,000	6,464,277
Keihin Electric Express Railway Co. Ltd.	896,000	7,340,212
Keio Corp.	1,784,000	11,924,785
Kintetsu Corp.[b]	4,464,000	14,115,614
Mitsui O.S.K. Lines Ltd.	2,676,000	17,254,802
Nippon Express Co. Ltd.	1,784,000	7,347,595
Nippon Yusen K.K.	3,568,000	12,928,555
Odakyu Electric Railway Co. Ltd.	892,000	7,578,462
Tobu Railway Co. Ltd.	1,784,000	9,796,793
Tokyu Corp.	2,676,000	11,352,636
West Japan Railway Co.	4,460	15,683,902
Yamato Holdings Co. Ltd.	981,200	13,073,097

		230,056,011

VENTURE CAPITAL – 0.04%
JAFCO Co. Ltd.	89,200	2,097,879

		2,097,879

TOTAL COMMON STOCKS (Cost: $6,711,610,739)		5,326,031,090

8	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

February 28, 2010

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.78%

MONEY MARKET FUNDS – 0.78%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.17%[c,d,e]	34,583,270	$34,583,270
BlackRock Cash Funds: Prime, SL Agency Shares 0.16%[c,d,e]	5,557,902	5,557,902
BlackRock Cash Funds: Treasury, SL Agency Shares 0.10%[c,d]	1,250,242	1,250,242

		41,391,414

TOTAL SHORT-TERM INVESTMENTS
(Cost: $41,391,414)		41,391,414

TOTAL INVESTMENTS IN SECURITIES – 100.69%
(Cost: $6,753,002,153)		5,367,422,504

Other Assets, Less Liabilities – (0.69)%		(36,557,341)

NET ASSETS – 100.00%		$5,330,865,163

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	9

Statement of Assets and Liabilities (Unaudited)

iSHARES®, INC.

February 28, 2010

iShares MSCI Japan Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$6,711,610,739
Affiliated issuers (Note 2)	41,391,414

Total cost of investments	$6,753,002,153

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$5,326,031,090
Affiliated issuers (Note 2)	41,391,414

Total fair value of investments	5,367,422,504
Foreign currency, at value[b]	777,792
Receivables:
Dividends and interest	5,006,993

Total Assets	5,373,207,289

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	40,141,172
Capital shares redeemed	59,582
Investment advisory fees (Note 2)	2,141,372

Total Liabilities	42,342,126

NET ASSETS	$5,330,865,163

Net assets consist of:
Paid-in capital	$7,257,902,587
Distributions in excess of net investment income	(6,283,592)
Accumulated net realized loss	(535,309,226)
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(1,385,444,606)

NET ASSETS	$5,330,865,163

Shares outstanding[c]	535,200,000

Net asset value per share	$9.96

[a]	Securities on loan with a value of $37,959,298. See Note 5.
[b]	Cost of foreign currency: $774,962.
[c]	$0.001 par value, number of shares authorized: 2,124,600,000.

See notes to financial statements.

10	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Operations (Unaudited)

iSHARES®, INC.

Six months ended February 28, 2010

iShares MSCI Japan Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$38,459,970
Interest from affiliated issuers (Note 2)	688
Securities lending income from affiliated issuers (Note 2)	364,045

Total investment income	38,824,703

EXPENSES
Investment advisory fees (Note 2)	13,740,755

Total expenses	13,740,755

Net investment income	25,083,948

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(130,940,250)
In-kind redemptions	180,435,765
Foreign currency transactions	1,032,302

Net realized gain	50,527,817

Net change in unrealized appreciation (depreciation) on:
Investments	(195,559,577)
Translation of assets and liabilities in foreign currencies	(28,073)

Net change in unrealized appreciation (depreciation)	(195,587,650)

Net realized and unrealized loss	(145,059,833)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(119,975,885)

[a]	Net of foreign withholding tax of $2,892,615.

See notes to financial statements.

FINANCIAL STATEMENTS	11

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares MSCI Japan Index Fund
	Six months ended February 28, 2010 (Unaudited)	Year ended August 31, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$25,083,948	$78,031,066
Net realized gain (loss)	50,527,817	(471,304,985)
Net change in unrealized appreciation (depreciation)	(195,587,650)	(579,533,927)

Net decrease in net assets resulting from operations	(119,975,885)	(972,807,846)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(42,652,704)	(73,264,843)

Total distributions to shareholders	(42,652,704)	(73,264,843)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,116,677,510	2,197,765,511
Cost of shares redeemed	(1,787,353,999)	(2,487,058,899)

Net decrease in net assets from capital share transactions	(670,676,489)	(289,293,388)

DECREASE IN NET ASSETS	(833,305,078)	(1,335,366,077)

NET ASSETS
Beginning of period	6,164,170,241	7,499,536,318

End of period	$5,330,865,163	$6,164,170,241

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(6,283,592)	$11,285,164

SHARES ISSUED AND REDEEMED
Shares sold	111,600,000	239,400,000
Shares redeemed	(178,200,000)	(283,200,000)

Net decrease in shares outstanding	(66,600,000)	(43,800,000)

See notes to financial statements.

12	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Japan Index Fund
	Six months ended Feb. 28, 2010 (Unaudited)	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008	Year ended Aug. 31, 2007	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005

Net asset value, beginning of period	$10.24	$11.62	$14.07	$13.80	$10.99	$9.89

Income from investment operations:
Net investment income[a]	0.05	0.13	0.14	0.10	0.06	0.06
Net realized and unrealized gain (loss)	(0.24)	(1.39)	(2.39)	0.27	2.81	1.08

Total from investment operations	(0.19)	(1.26)	(2.25)	0.37	2.87	1.14

Less distributions from:
Net investment income	(0.09)	(0.12)	(0.20)	(0.10)	(0.06)	(0.04)

Total distributions	(0.09)	(0.12)	(0.20)	(0.10)	(0.06)	(0.04)

Net asset value, end of period	$9.96	$10.24	$11.62	$14.07	$13.80	$10.99

Total return	(1.86)%[b]	(10.68)%	(16.13)%	2.68%	26.10%	11.58%

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,330,865	$6,164,170	$7,499,536	$11,780,006	$13,724,590	$7,248,107
Ratio of expenses to average net assets[c]	0.54%	0.56%	0.52%	0.52%	0.54%	0.57%
Ratio of net investment income to average net assets[c]	0.98%	1.46%	1.11%	0.68%	0.48%	0.59%
Portfolio turnover rate[d]	3%	4%	4%	3%	8%	6%

[a]	Based on average shares outstanding throughout each period.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	13

Notes to Financial Statements (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

These financial statements relate only to the iShares MSCI Japan Index Fund (the “Fund”).

The Fund’s investment objective is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded equity securities in the aggregate in the Japanese equity market, as measured by the MSCI Japan Index compiled by MSCI Inc. The investment adviser uses a “passive” or index approach to achieve the Fund’s investment objective. The Fund is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

The Fund invests in the securities of non-U.S. issuers of a single country. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Company’s organizational documents, the Fund’s officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of the Fund are valued pursuant to the pricing policy and procedures approved by the Board of Directors of the Company (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

14	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”);

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund’s perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Fund does not adjust the quoted price for such instruments, even in situations where the Fund holds a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Fund uses one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Fund in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Fund in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations.

NOTES TO FINANCIAL STATEMENTS	15

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

As of February 28, 2010, the value of each of the Fund’s investments was classified as a Level 1 Price. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Fund as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by the Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

The Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended February 28, 2010.

16	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

As of August 31, 2009, the tax year-end of the Fund, the Fund had tax basis net capital loss carryforwards of $62,572,173, $3,621,148, $5,594,562, $8,733,802, $68,122,871, $27,817,841, $44,443,527 and $116,295,478 expiring in 2010, 2011, 2012, 2013, 2014, 2015, 2016 and 2017, respectively. Such losses may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

The Fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

The Fund reclassifies at the end of its tax year certain amounts to paid-in-capital from accumulated net realized gain (loss) on investments and foreign currency transactions and accumulated net investment income (loss), respectively, as a result of permanent book and tax differences primarily attributed to net investment loss, return of capital, passive foreign investment companies, realized foreign currency gains and losses and gains and losses on in-kind redemptions. These reclassifications have no effect on net assets or net asset value per share.

As of February 28, 2010, the cost of investments for federal income tax purposes was $6,830,414,820. Net unrealized depreciation was $1,462,992,316, of which $47,843,115 represented gross unrealized appreciation on securities and $1,510,835,431 represented gross unrealized depreciation on securities.

Management has reviewed the tax positions as of February 28, 2010, inclusive of the prior three open tax return years, and has determined that no provision for income tax is required in the Fund’s financial statements.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

On December 1, 2009, Barclays PLC (“Barclays”) completed the sale of its interest in BlackRock Institutional Trust Company, N.A. (“BTC”), formerly known as Barclays Global Investors, N.A., and certain affiliated companies to BlackRock, Inc. (“BlackRock”, and such sale, the “Transaction”). BTC is a wholly-owned subsidiary of BlackRock.

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

Under the 1940 Act, upon completion of the Transaction on December 1, 2009, the Fund’s investment advisory agreement with BlackRock Fund Advisors (“BFA”), formerly known as Barclays Global Fund Advisors, was automatically terminated. The Board and shareholders of the Fund approved a new investment advisory agreement with BFA. The investment advisory fee rates and expense arrangements for the Fund remained the same after the Transaction.

Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for all expenses (“Covered Expenses”) of the Company, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

NOTES TO FINANCIAL STATEMENTS	17

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares Funds as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.59%	First $7 billion
0.54	Over $7 billion, up to and including $11 billion
0.49	Over $11 billion, up to and including $24 billion
0.44	Over $24 billion, up to and including $48 billion
0.40	Over $48 billion

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BTC to serve as securities lending agent for the Fund, subject to applicable conditions. BTC is an affiliate of BFA, the Fund’s investment adviser. As securities lending agent, BTC receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended February 28, 2010, BTC earned securities lending agent fees of $267,314.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in interest from affiliated issuers in the Statement of Operations.

Certain directors and officers of the Company are also officers of BTC and/or BFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 28, 2010 aggregated $149,289,658 and $171,957,454, respectively.

In-kind purchases and sales (see Note 4) for the six months ended February 28, 2010 aggregated $1,105,611,385 and $1,767,688,077, respectively.

4. CAPITAL SHARE TRANSACTIONS

The Company issues and redeems capital shares of the Fund only in aggregations of a specified number of shares (each, a “Creation Unit”) at net asset value. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of the Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in the Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. LOANS OF PORTFOLIO SECURITIES

The Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or

18	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of the Fund or through one or more joint accounts or money market funds, including those managed by BFA; such reinvestments are subject to investment risk.

As of February 28, 2010, the Fund had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The market value of the securities on loan as of February 28, 2010 and the value of the related collateral are disclosed in the Statement of Assets and Liabilities. Securities lending income, as disclosed in the Fund’s Statement of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BTC as securities lending agent.

6. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	19

Shareholder Meeting Results (Unaudited)

iSHARES®, INC.

Two separate special meetings of shareholders of iShares, Inc. were held on November 4, 2009. The proposals acted upon by shareholders at the special meetings and the results of the shareholder vote were as follows:

First Meeting

Shareholders of the Fund approved Proposals 1 and 2.

Proposal 1

To approve a new investment advisory agreement between the Company and Barclays Global Fund Advisors (“BGFA”), on behalf of the Fund, which took effect upon the consummation of the Barclays PLC binding agreement to sell its interest in BGFA and certain affiliated companies to BlackRock, Inc. (the “Transaction”).

Votes For	Votes Against	Votes Abstaining
291,146,005	3,042,230	6,219,659

Proposal 2

To approve a change in the classification of the Fund’s investment objective from a fundamental investment policy to a non-fundamental investment policy.

Votes For	Votes Against	Votes Abstaining
286,979,917	6,149,939	7,278,038

Second Meeting

This proposal was approved by the shareholders of the Company on November 4, 2009. All nominees who previously served as Directors of the Company were re-elected and the term of their election commenced immediately. Robert S. Kapito was newly elected as a Director to the Company and the term of his election took effect upon the consummation of the Transaction.

Proposal 1*

To elect a Board of Directors of the Company.

Independent Director	Votes For	Votes Withheld
George G.C. Parker	1,597,646,058	46,083,560
J. Darrell Duffie	1,517,311,684	126,417,934
Cecilia H. Herbert	1,599,757,544	43,972,074
Charles A. Hurty	1,599,463,459	44,266,159
John E. Kerrigan	1,599,938,757	43,790,861
John E. Martinez	1,599,890,206	43,839,412
Robert H. Silver	1,601,631,280	42,098,338

Interested Director	Votes For	Votes Withheld
Robert S. Kapito	1,600,119,598	43,610,020
Lee T. Kranefuss	1,117,041,744	526,687,874

*	Denotes Company-wide proposal and voting results.

20	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	21

Notes:

22	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	23

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares Russell Domestic Index Funds	Trading Symbol
iShares Russell 3000	IWV
iShares Russell 3000 Growth	IWZ
iShares Russell 3000 Value	IWW
iShares Russell Top 200	IWL
iShares Russell Top 200 Growth	IWY
iShares Russell Top 200 Value	IWX
iShares Russell 1000	IWB
iShares Russell 1000 Growth	IWF
iShares Russell 1000 Value	IWD
iShares Russell Midcap	IWR
iShares Russell Midcap Growth	IWP
iShares Russell Midcap Value	IWS
iShares Russell 2000	IWM
iShares Russell 2000 Growth	IWO
iShares Russell 2000 Value	IWN
iShares Russell Microcap	IWC

iShares S&P Domestic Index Funds
iShares S&P 1500	ISI
iShares S&P 100	OEF
iShares S&P 500	IVV
iShares S&P 500 Growth	IVW
iShares S&P 500 Value	IVE
iShares S&P MidCap 400	IJH
iShares S&P MidCap 400 Growth	IJK
iShares S&P MidCap 400 Value	IJJ
iShares S&P SmallCap 600	IJR
iShares S&P SmallCap 600 Growth	IJT
iShares S&P SmallCap 600 Value	IJS

iShares Morningstar Domestic Index Funds
iShares Morningstar Large Core	JKD
iShares Morningstar Large Growth	JKE
iShares Morningstar Large Value	JKF
iShares Morningstar Mid Core	JKG
iShares Morningstar Mid Growth	JKH
iShares Morningstar Mid Value	JKI
iShares Morningstar Small Core	JKJ
iShares Morningstar Small Growth	JKK
iShares Morningstar Small Value	JKL

iShares Dow Jones Domestic Index Funds
iShares Dow Jones U.S.	IYY

iShares KLD Socially Responsible Index Funds
iShares FTSE KLD 400 Social	DSI
iShares FTSE KLD Select Social	KLD

iShares NYSE Domestic Index Funds
iShares NYSE Composite	NYC
iShares NYSE 100	NY

iShares Domestic Specialty Index Funds	Trading Symbol
iShares S&P U.S. Preferred Stock	PFF
iShares Dow Jones Select Dividend	DVY

iShares North American Sector/Subsector Index Funds
iShares S&P North American Technology Sector	IGM
iShares S&P North American Technology-Multimedia Networking	IGN
iShares S&P North American Technology-Semiconductors	IGW
iShares S&P North American Technology-Software	IGV
iShares S&P North American Natural Resources Sector	IGE

iShares Domestic Sector Index Funds
iShares Dow Jones U.S. Basic Materials Sector	IYM
iShares Dow Jones U.S. Consumer Goods Sector	IYK
iShares Dow Jones U.S. Consumer Services Sector	IYC
iShares Dow Jones U.S. Energy Sector	IYE
iShares Dow Jones U.S. Financial Sector	IYF
iShares Dow Jones U.S. Healthcare Sector	IYH
iShares Dow Jones U.S. Industrial Sector	IYJ
iShares Dow Jones U.S. Technology Sector	IYW
iShares Dow Jones U.S. Telecommunications Sector	IYZ
iShares Dow Jones U.S. Utilities Sector	IDU

iShares Domestic Subsector Index Funds
iShares Dow Jones Transportation Average	IYT
iShares Dow Jones U.S. Aerospace & Defense	ITA
iShares Dow Jones U.S. Broker-Dealers	IAI
iShares Dow Jones U.S. Financial Services	IYG
iShares Dow Jones U.S. Healthcare Providers	IHF
iShares Dow Jones U.S. Home Construction	ITB
iShares Dow Jones U.S. Insurance	IAK
iShares Dow Jones U.S. Medical Devices	IHI
iShares Dow Jones U.S. Oil & Gas Exploration & Production	IEO
iShares Dow Jones U.S. Oil Equipment & Services	IEZ
iShares Dow Jones U.S. Pharmaceuticals	IHE
iShares Dow Jones U.S. Regional Banks	IAT
iShares Nasdaq Biotechnology	IBB

iShares Domestic Real Estate Index Funds
iShares Cohen & Steers Realty Majors	ICF
iShares Dow Jones U.S. Real Estate	IYR
iShares FTSE NAREIT Real Estate 50	FTY
iShares FTSE NAREIT Industrial/Office Capped	FIO
iShares FTSE NAREIT Mortgage Plus Capped	REM
iShares FTSE NAREIT Residential Plus Capped	REZ
iShares FTSE NAREIT Retail Capped	RTL

iShares Target Risk Index Funds
iShares S&P Conservative Allocation	AOK
iShares S&P Moderate Allocation	AOM
iShares S&P Growth Allocation	AOR
iShares S&P Aggressive Allocation	AOA

24	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds (Continued)

iShares International Country Index Funds	Trading Symbol
iShares FTSE China (HK Listed)	FCHI
iShares FTSE/Xinhua China 25	FXI
iShares MSCI Australia	EWA
iShares MSCI Austria Investable Market	EWO
iShares MSCI Belgium Investable Market	EWK
iShares MSCI Brazil	EWZ
iShares MSCI Canada	EWC
iShares MSCI Chile Investable Market	ECH
iShares MSCI France	EWQ
iShares MSCI Germany	EWG
iShares MSCI Hong Kong	EWH
iShares MSCI Israel Capped Investable Market	EIS
iShares MSCI Italy	EWI
iShares MSCI Japan	EWJ
iShares MSCI Japan Small Cap	SCJ
iShares S&P/TOPIX 150	ITF
iShares MSCI Malaysia	EWM
iShares MSCI Mexico Investable Market	EWW
iShares MSCI Netherlands Investable Market	EWN
iShares MSCI All Peru Capped	EPU
iShares MSCI Singapore	EWS
iShares MSCI South Africa	EZA
iShares MSCI South Korea	EWY
iShares MSCI Spain	EWP
iShares MSCI Sweden	EWD
iShares MSCI Switzerland	EWL
iShares MSCI Taiwan	EWT
iShares MSCI Thailand Investable Market	THD
iShares MSCI Turkey Investable Market	TUR
iShares MSCI United Kingdom	EWU
iShares S&P India Nifty 50	INDY

iShares International Index Funds
iShares MSCI ACWI ex US	ACWX
iShares MSCI EAFE	EFA
iShares MSCI EAFE Growth	EFG
iShares MSCI EAFE Value	EFV
iShares MSCI EAFE Small Cap	SCZ
iShares FTSE Developed Small Cap ex-North America	IFSM
iShares MSCI Emerging Markets	EEM
iShares MSCI Emerging Markets Eastern Europe	ESR
iShares MSCI BRIC	BKF
iShares MSCI EMU	EZU
iShares MSCI All Country Asia ex Japan	AAXJ
iShares MSCI Pacific ex-Japan	EPP
iShares S&P Asia 50	AIA
iShares S&P Europe 350	IEV
iShares S&P Latin America 40	ILF

iShares International/Global Real Estate Index Funds
iShares S&P Developed ex-U.S. Property	WPS
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S.	IFGL
iShares FTSE EPRA/NAREIT Developed Asia	IFAS
iShares FTSE EPRA/NAREIT Developed Europe	IFEU
iShares FTSE EPRA/NAREIT North America	IFNA

iShares Target Date Index Funds	Trading Symbol
iShares S&P Target Date Retirement Income	TGR
iShares S&P Target Date 2010	TZD
iShares S&P Target Date 2015	TZE
iShares S&P Target Date 2020	TZG
iShares S&P Target Date 2025	TZI
iShares S&P Target Date 2030	TZL
iShares S&P Target Date 2035	TZO
iShares S&P Target Date 2040	TZV

iShares Global Index Funds
iShares MSCI ACWI	ACWI
iShares S&P Global 100	IOO
iShares MSCI Kokusai	TOK

iShares International/Global Sector Index Funds
iShares MSCI ACWI ex US Financials Sector	AXFN
iShares MSCI Emerging Markets Financials Sector	EMFN
iShares MSCI Emerging Markets Materials Sector	EMMT
iShares MSCI Europe Financials Sector	EUFN
iShares MSCI Far East Financials Sector	FEFN
iShares S&P Global Consumer Discretionary Sector	RXI
iShares S&P Global Consumer Staples Sector	KXI
iShares S&P Global Energy Sector	IXC
iShares S&P Global Financials Sector	IXG
iShares S&P Global Healthcare Sector	IXJ
iShares S&P Global Industrials Sector	EXI
iShares S&P Global Materials Sector	MXI
iShares S&P Global Technology Sector	IXN
iShares S&P Global Telecommunications Sector	IXP
iShares S&P Global Utilities Sector	JXI

iShares International/Global Theme Based and Specialty Index Funds
iShares S&P Global Clean Energy	ICLN
iShares S&P Global Infrastructure	IGF
iShares S&P Emerging Markets Infrastructure	EMIF
iShares S&P Global Nuclear Energy	NUCL
iShares S&P Global Timber & Forestry	WOOD
iShares Dow Jones International Select Dividend	IDV

iShares U.S. Multisector Bond Funds
iShares Barclays Aggregate	AGG
iShares Barclays Government/Credit	GBF
iShares Barclays Intermediate Government/Credit	GVI
iShares 10+ Year Government/Credit	GLJ

iShares U.S. Government Bond Funds
iShares Barclays Short Treasury	SHV
iShares Barclays 1-3 Year Treasury	SHY
iShares Barclays 3-7 Year Treasury	IEI
iShares Barclays 7-10 Year Treasury	IEF
iShares Barclays 10-20 Year Treasury	TLH
iShares Barclays 20+ Year Treasury	TLT
iShares Barclays TIPS	TIP
iShares Barclays Agency	AGZ

iShares U.S. Credit Bond Funds
iShares Barclays Credit	CFT
iShares Barclays 1-3 Year Credit	CSJ
iShares Barclays Intermediate Credit	CIU
iShares iBoxx $ Investment Grade Corporate	LQD
iShares 10+ Year Credit	CLY
iShares iBoxx $ High Yield Corporate	HYG

iSHARES FAMILY OF FUNDS	25

The iShares® Family of Funds (Continued)

iShares AMT-Free Municipal Bond Funds	Trading Symbol
iShares S&P National AMT-Free Municipal	MUB
iShares S&P Short Term National AMT-Free Municipal	SUB
iShares S&P California AMT-Free Municipal	CMF
iShares S&P New York AMT-Free Municipal	NYF
iShares 2012 S&P AMT-Free Municipal Series	MUAA
iShares 2013 S&P AMT-Free Municipal Series	MUAB
iShares 2014 S&P AMT-Free Municipal Series	MUAC
iShares 2015 S&P AMT-Free Municipal Series	MUAD
iShares 2016 S&P AMT-Free Municipal Series	MUAE
iShares 2017 S&P AMT-Free Municipal Series	MUAF

iShares U.S. Securitized Bond Funds	Trading Symbol
iShares Barclays MBS	MBB

iShares International Bond Funds
iShares JPMorgan USD Emerging Markets	EMB
iShares S&P/Citigroup International Treasury	IGOV
iShares S&P/Citigroup 1-3 Year International Treasury	ISHG

The iShares Funds (“Funds”) are distributed by SEI Investments Distribution Co. (“SEI”). iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. The Funds are not sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, J.P. Morgan Securities Inc., MSCI Inc., Morningstar Inc., The NASDAQ OMX Group, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Frank Russell Company or Standard & Poor’s, nor are they sponsored, endorsed or issued by Barclays Capital. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the companies listed above. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50/Residential/Retail/Mortgage REITs or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Global Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT, and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2010 Semi-Annual Report.

iS-2350-0310

26	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

Once you have enrolled, you will no longer receive shareholder reports and prospectuses in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com and is available to be viewed or downloaded.

To sign up for electronic delivery, please follow these simple steps:

1. Go to www.icsdelivery.com

2. From the main page, select the first letter of your brokerage firm’s name.

3. Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4. Fill out the appropriate information and provide the e-mail address where you would like your notifications sent.

Your information and e-mail address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

IS-SAR-81-0210

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI).

The iShares funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the company listed above.

A description of the policies that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Fund’s website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on a monthly basis on the Fund’s website.

©2010 BlackRock Institutional Trust Company, N.A. All rights reserved. iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. All other trademarks, servicemarks, or registered trademarks are the property of their respective owners.

2010 SEMI-ANNUAL REPORT TO SHAREHOLDERS

iSHARES ® MSCI SERIES

FEBRUARY 28, 2010

Would you prefer to receive materials like this electronically

See inside back cover for details.

iShares MSCI Emerging Markets Index Fund | EEM | NYSE Arca

Fund Performance Overview

iSHARES® MSCI EMERGING MARKETS INDEX FUND

Performance as of February 28, 2010

The iShares MSCI Emerging Markets Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets IndexSM (the “Index”). The Index is designed to measure equity market performance in the global emerging markets. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2010, the total return for the Fund was 10.78%, while the total return for the Index was 12.19%.

			Average Annual Total Returns

Year Ended 2/28/10			Five Years Ended 2/28/10			Inception to 2/28/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
85.15%	86.22%	91.63%	11.53%	11.49%	12.32%	21.43%	21.41%	21.53%

Cumulative Total Returns

Year Ended 2/28/10			Five Years Ended 2/28/10			Inception to 2/28/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
85.15%	86.22%	91.63%	72.54%	72.29%	78.77%	281.69%	281.24%	283.80%

Total returns for the period since inception are calculated from the inception date of the Fund (4/7/03). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/11/03), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEW	1

Fund Performance Overview (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

PORTFOLIO ALLOCATION As of 2/28/10
Sector/Investment Type	Percentage of Net Assets
Financial	24.10%

Energy	14.65

Basic Materials	13.72

Communications	11.48

Technology	11.02

Industrial	7.14

Consumer Non-Cyclical	6.20

Consumer Cyclical	5.09

Utilities	3.76

Diversified	2.19

Exchange-Traded Funds	0.48

Short-Term and Other Net Assets	0.17

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/10
Security	Percentage of Net Assets
Samsung Electronics Co. Ltd. SP GDR (South Korea)	3.16%

Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR (Taiwan)	2.42

Petroleo Brasileiro SA Preferred SP ADR (Brazil)	2.42

Itau Unibanco Holding SA SP ADR (Brazil)	2.17

Petroleo Brasileiro SA SP ADR (Brazil)	2.02

POSCO SP ADR (South Korea)	1.88

China Mobile Ltd. (China)	1.86

Vale SA Class A Preferred SP ADR (Brazil)	1.75

OAO Gazprom SP ADR (Russia)	1.60

Banco Bradesco SA Preferred SP ADR (Brazil)	1.58

TOTAL	20.86%

2	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other Funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2009 to February 28, 2010.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (9/1/09)	Ending Account Value (2/28/10)	Annualized Expense Ratio	Expenses Paid During Period [a] (9/1/09 to 2/28/10)
Actual	$1,000.00	$1,107.80	0.68%	$3.55
Hypothetical (5% return before expenses)	1,000.00	1,021.40	0.68	3.41

[a]

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	3

Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

February 28, 2010

Security	Shares	Value
COMMON STOCKS – 91.00%

BRAZIL – 7.76%
Banco do Brasil SA	2,328,500	$38,319,207
Banco Santander (Brasil) SA SP ADR	5,667,019	67,777,547
BM&F Bovespa SA	6,276,700	41,081,331
Brasil Telecom SA SP ADR[a]	859,628	9,163,634
BRF - Brasil Foods SA SP ADR[b]	432,405	21,321,891
Centrais Eletricas Brasileiras SA SP ADR	1,130,393	14,695,109
Companhia de Saneamento Basico do Estado de Sao Paulo SP ADR[b]	703,903	23,996,053
Companhia Siderurgica Nacional SA SP ADR	4,894,615	160,004,964
CPFL Energia SA SP ADR[b]	357,465	22,323,689
Empresa Brasileira de Aeronautica SA SP ADR[b]	4,383,659	96,265,152
Fibria Celulose SA SP ADR[a,b]	4,194,232	76,964,157
Gafisa SA SP ADR[b]	1,132,476	34,778,338
Itau Unibanco Holding SA SP ADR	36,084,098	720,238,596
OGX Petroleo e Gas Participacoes SAa	6,312,000	54,955,224
PDG Realty SA Empreendimentos e Participacoes	309,200	2,763,828
Petroleo Brasileiro SA SP ADR	15,717,777	670,363,189
TAM SA SP ADR	1,138,085	20,952,145
TIM Participacoes SA SP ADR	264,884	7,520,057
Vale SA SP ADR	16,753,102	466,741,422
Vivo Participacoes SA SP ADR	893,402	24,175,458

		2,574,400,991

CHILE – 2.31%
Banco Santander Chile SA SP ADR	3,267,339	209,338,410
Empresa Nacional de Electricidad SA SP ADR	13,244	660,478
Enersis SA SP ADR	9,123,301	197,154,535
LAN Airlines SA SP ADR	4,415,831	78,557,633

Security	Shares	Value
Sociedad Quimica y Minera de Chile SA Series B SP ADR	7,652,732	$279,707,355

		765,418,411

CHINA – 17.58%
Agile Property Holdings Ltd.[b]	41,064,000	52,471,534
Air China Ltd. Class Ha	46,406,000	40,468,177
Alibaba.com Ltd.	900,000	1,970,799
Aluminum Corp. of China Ltd. Class Ha,b	42,850,000	41,451,628
Angang New Steel Co. Ltd. Class Hb	26,445,320	48,711,971
Anhui Conch Cement Co. Ltd. Class Hb	3,816,000	22,610,857
Anta Sports Products Ltd.[b]	10,476,402	15,060,077
Bank of China Ltd. Class H	527,344,000	256,086,209
Bank of Communications Co. Ltd. Class Hb	84,126,000	92,542,014
BBMG Corp. Class Ha	9,451,000	9,252,140
Beijing Capital International Airport Co. Ltd. Class Ha,b	28,630,000	15,673,324
Beijing Enterprises Holdings Ltd.[b]	7,290,000	45,824,547
Belle International Holdings Ltd.	28,537,000	31,796,203
BYD Co. Ltd. Class Ha,b	2,142,000	16,582,300
Chaoda Modern Agriculture (Holdings) Ltd.	11,383,942	12,317,506
China Agri-Industries Holdings Ltd.[b]	26,446,000	37,948,623
China CITIC Bank Class H	24,981,000	16,700,444
China Coal Energy Co. Class H	41,152,000	65,623,959
China Communications Construction Co. Ltd. Class Hb	50,044,000	46,799,312
China Construction Bank Corp. Class H	452,868,000	342,421,139
China COSCO Holdings Co. Ltd. Class Hb	41,121,000	51,220,165
China Everbright Ltd.[b]	39,522,000	95,911,492

4	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

February 28, 2010

Security	Shares	Value
China High Speed Transmission Equipment Group Co. Ltd.	11,353,000	$21,789,524
China Life Insurance Co. Ltd. Class H	88,924,000	394,601,789
China Mengniu Dairy Co. Ltd.[a]	14,979,000	44,666,780
China Merchants Bank Co. Ltd. Class Hb	37,222,400	91,673,348
China Merchants Holdings (International) Co. Ltd.[b]	14,402,000	51,850,799
China Mobile Ltd.	62,436,000	616,048,175
China National Building Material Co. Ltd. Class Hb	22,708,000	39,078,346
China Overseas Land & Investment Ltd.	52,066,960	105,564,473
China Petroleum & Chemical Corp. Class H	221,702,000	173,915,278
China Railway Construction Corp. Ltd. Class H	17,026,500	22,414,400
China Railway Group Ltd. Class Ha	35,831,000	26,815,500
China Resources Enterprise Ltd.[b]	25,228,000	89,039,809
China Resources Land Ltd.[b]	49,192,000	102,396,868
China Resources Power Holdings Co. Ltd.	19,806,999	39,341,769
China Shenhua Energy Co. Ltd. Class H	27,290,500	117,411,002
China Shipping Container Lines Co. Ltd. Class Ha,b	91,426,000	36,507,513
China Shipping Development Co. Ltd. Class Hb	32,200,000	54,832,514
China Taiping Insurance Holdings Co. Ltd.[a]	412,000	1,278,984
China Telecom Corp. Ltd. Class H	49,962,000	21,945,477
China Travel International Investment Hong Kong Ltd.[b]	160,928,951	42,287,809
China Unicom (Hong Kong) Ltd.	42,850,000	51,386,772

Security	Shares	Value
China Yurun Food Group Ltd.[b]	4,478,000	$13,324,377
CITIC Pacific Ltd.[b]	24,981,000	55,732,502
CNOOC Ltd.	205,549,000	324,076,560
COSCO Pacific Ltd.[b]	10,846,000	16,904,635
Datang International Power Generation Co. Ltd. Class Hb	28,642,000	13,023,535
Denway Motors Ltd.	71,662,000	40,061,710
Dongfang Electric Corp. Ltd. Class H	7,290,000	36,622,077
Dongfeng Motor Group Co. Ltd. Class H	37,656,000	54,616,443
Fosun International Ltd.[b]	11,266,000	8,474,877
Fushan International Energy Group Ltd.	3,784,000	3,372,936
Geely Automobile Holdings Ltd.[b]	14,930,000	7,500,242
Golden Eagle Retail Group Ltd.[b]	7,597,000	13,895,728
GOME Electrical Appliances Holdings Ltd.[a,b]	81,028,200	25,466,945
Greentown China Holdings Ltd.	8,516,500	11,299,239
Guangdong Investment Ltd.[b]	25,074,110	12,725,433
Guangzhou R&F Properties Co. Ltd. Class Hb	18,578,400	27,568,404
Harbin Power Equipment Co. Ltd. Class Hb	11,402,000	9,179,349
Hengan International Group Co. Ltd.	3,796,000	26,086,239
Hidili Industry International Development Ltd.[a]	1,236,000	1,324,624
Huaneng Power International Inc. Class Hb	39,454,000	23,733,334
Industrial and Commercial Bank of China Ltd. Class H	455,972,000	322,449,236
Jiangsu Expressway Co. Ltd. Class H	10,852,000	10,078,500
Jiangxi Copper Co. Ltd. Class Hb	39,042,000	79,357,849

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

February 28, 2010

Security	Shares	Value
Kingboard Chemical
Holdings Co. Ltd.	546,000	$2,447,500
Lenovo Group Ltd.[b]	89,420,000	58,167,029
Li Ning Co. Ltd.[b]	7,590,000	23,708,515
Maanshan Iron & Steel Co. Ltd. Class Ha,b	56,238,000	33,757,215
Nine Dragons Paper (Holdings) Ltd.[b]	18,912,000	27,527,498
Parkson Retail Group Ltd.[b]	4,489,500	7,436,863
PetroChina Co. Ltd. Class H	196,748,000	219,725,396
PICC Property and Casualty Co. Ltd. Class Ha,b	25,070,000	22,669,518
Ping An Insurance (Group) Co. of China Ltd. Class H	19,990,500	152,439,037
Poly (Hong Kong) Investments Ltd.[b]	20,972,458	25,258,746
Renhe Commercial Holdings Co. Ltd.	22,378,000	5,130,883
Shanghai Industrial Holdings Ltd.	7,591,000	32,609,614
Shimao Property Holdings Ltd.	28,054,000	46,760,581
Shui On Land Ltd.	58,488,450	28,402,874
Sinofert Holdings Ltd.[b]	58,744,000	32,915,739
Sino-Ocean Land Holdings Ltd.[b]	57,856,000	51,123,827
Sinopec Shanghai Petrochemical Co. Ltd. Class Ha,b	42,874,000	15,297,646
Sinopharm Group Co. Ltd. Class Ha	412,000	1,854,792
Tencent Holdings Ltd.	9,354,300	183,390,477
Tingyi (Cayman Islands) Holding Corp.	5,192,000	12,051,478
XinAo Gas Holdings Ltd.	7,592,000	18,228,584
Yanzhou Coal Mining Co. Ltd. Class Hb	39,294,800	83,111,108
Zhejiang Expressway Co. Ltd. Class H	39,294,000	35,531,553
Zijin Mining Group Co. Ltd. Class H	83,872,000	71,735,794

		5,832,448,390

Security	Shares	Value
COLOMBIA – 0.44%
Bancolombia SA SP ADR	3,171,217	$147,081,044

		147,081,044

CZECH REPUBLIC – 1.12%
CEZ AS	6,037,368	276,333,513
Komercni Banka AS	491,348	96,925,311

		373,258,824

EGYPT – 0.50%
Orascom Construction Industries Co. SP GDR[b]	2,535,612	108,143,852
Orascom Telecom Holding SAE SP GDR[b,c]	11,147,206	59,303,136

		167,446,988

HUNGARY – 1.16%
Magyar Telekom Telecommunications PLC	4,355,695	15,790,961
MOL Hungarian Oil and Gas Nyrt[a,b]	997,927	89,940,820
OTP Bank Nyrt[a,b]	4,539,574	125,270,748
Richter Gedeon Nyrt[b]	732,309	152,729,957

		383,732,486

INDIA – 6.41%
Axis Bank Ltd. SP GDR[c]	331,250	8,215,000
Dr. Reddy’s Laboratories Ltd. SP ADR[b]	132,676	3,265,156
HDFC Bank Ltd. SP ADR[b]	4,189,965	509,876,841
ICICI Bank Ltd. SP ADR[b]	9,553,760	365,431,320
Infosys Technologies Ltd. SP ADR	8,670,100	493,328,690
Larsen & Toubro Ltd. GDR[c]	613,900	20,995,380
Mahanagar Telephone Nigam Ltd. SP ADR[b]	1,535,183	4,743,715
Reliance Industries Ltd. SP GDR[b,d]	9,202,798	390,198,635
Satyam Computer Services Ltd. SP ADR[a]	474,773	2,516,297
Sterlite Industries (India) Ltd. SP ADR	848,015	14,322,973
Tata Communications Ltd. SP ADR[b]	6,131,870	76,035,188

6	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

February 28, 2010

Security	Shares	Value
Tata Motors Ltd. SP ADR[b]	397,436	$6,430,514
Wipro Ltd. SP ADR[b]	10,798,370	233,460,759

		2,128,820,468

INDONESIA – 2.35%
PT Adaro Energy Tbk	100,463,000	19,694,407
PT Aneka Tambang Tbk	225,126,000	50,041,399
PT Astra Agro Lestari Tbk	4,489,500	11,638,554
PT Astra International Tbk	28,598,500	111,054,700
PT Bank Central Asia Tbk	160,860,500	84,005,885
PT Bank Danamon Indonesia Tbk	36,673,487	19,544,788
PT Bank Mandiri Tbk	97,440,500	46,710,898
PT Bank Negara Indonesia (Persero) Tbk	42,211,000	8,636,637
PT Bank Rakyat Indonesia Tbk	82,289,061	63,028,043
PT Bumi Resources Tbk	329,151,500	79,334,856
PT Indo Tambangraya Megah Tbk	3,798,500	12,858,340
PT Indofood Sukses Makmur Tbk	50,076,000	20,384,446
PT Indosat Tbk	1,892,560	1,033,964
PT International Nickel Indonesia Tbk	13,379,500	5,410,564
PT Perusahaan Gas Negara Tbk	169,759,500	65,921,605
PT Semen Gresik (Persero) Tbk	12,490,500	10,169,020
PT Telekomunikasi Indonesia Tbk	110,783,000	98,500,150
PT Unilever Indonesia Tbk	933,500	1,150,000
PT United Tractors Tbk	38,622,150	70,955,530

		780,073,786

ISRAEL – 3.34%
Bank Hapoalim Ltd.[a]	15,921,131	66,111,564
Bank Leumi le-Israel[a]	20,592,665	87,090,323
Check Point Software Technologies Ltd.[a]	1,609,974	52,485,152
Discount Investment Corp. Ltd.[b]	105,476	2,665,862
Elbit Systems Ltd.[b]	1,183,776	72,683,878
Israel Chemicals Ltd.	8,736,165	106,332,203
Israel Corp. Ltd. (The)[a]	30,315	23,010,036

Security	Shares	Value
Israel Discount Bank Ltd. Class Aa,b	26,691,169	$58,277,661
Makhteshim-Agan Industries Ltd.[b]	5,224,607	26,631,185
Mizrahi Tefahot Bank Ltd.[a]	8,787,596	77,026,645
NICE Systems Ltd.[a]	276,970	8,495,653
Teva Pharmaceutical Industries Ltd.	8,693,228	519,269,964
Teva Pharmaceutical Industries Ltd. SP ADR	122,457	7,348,645

		1,107,428,771

MALAYSIA – 1.25%
AirAsia Bhd[a]	16,100,600	6,808,065
Alliance Financial Group Bhd	1,690,100	1,379,673
AMMB Holdings Bhd	22,516,675	32,398,093
Astro All Asia Networks PLC	2,486,000	2,474,685
Axiata Group Bhd[a]	9,430,200	10,328,776
Berjaya Sports Toto Bhd	5,089,400	6,381,365
British American Tobacco (Malaysia) Bhd	413,600	5,098,496
Bursa Malaysia Bhd	5,336,500	11,407,934
CIMB Group Holdings Bhd	7,530,800	28,791,959
DiGi.Com Bhd	54,000	357,093
Gamuda Bhd	30,355,700	24,691,026
Genting Bhd	21,333,800	39,529,079
Genting Malaysia Bhd	45,127,700	36,043,854
Genting Plantations Bhd	1,696,400	3,083,458
Hong Leong Bank Bhd	150,000	369,990
Hong Leong Financial Group Bhd	445,600	1,007,523
IGB Corp. Bhd[a]	9,471,200	4,867,009
IJM Corp. Bhd	12,785,420	16,631,746
IOI Corp. Bhd	18,987,120	29,940,048
KLCC Property Holdings Bhd	2,204,900	2,117,170
Kuala Lumpur Kepong Bhd	1,349,600	6,634,064
Lafarge Malayan Cement Bhd	558,400	1,033,011
Malayan Banking Bhd	3,734,000	7,642,337
Malaysian Airline System Bhd[a]	2,266,200	1,384,142
MISC Bhd Foreign	1,015,600	2,311,232
MMC Corp. Bhd	8,577,200	6,145,461
Parkson Holdings Bhd	4,205,159	6,828,521
Petronas Dagangan Bhd	339,600	871,562

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

February 28, 2010

Security	Shares	Value
PLUS Expressways Bhd	4,630,100	$4,690,602
PPB Group Bhd	989,600	4,707,538
RHB Capital Bhd	1,312,800	2,035,409
Sime Darby Bhd	19,084,273	47,353,430
SP Setia Bhd	8,339,100	10,235,630
Tanjong PLC	689,500	3,567,461
Telekom Malaysia Bhd	2,249,800	2,153,677
Tenaga Nasional Bhd	10,392,100	24,290,447
UMW Holdings Bhd	2,527,600	4,653,664
YTL Corp. Bhd	5,215,308	11,056,974
YTL Power International Bhd	7,984,960	5,064,605

		416,366,809

MEXICO – 4.87%
Alfa SAB de CV Series A	7,363,700	49,709,118
America Movil SAB de CV Series L	162,712,000	362,905,559
Cemex SAB de CV CPO[a]	87,957,771	84,489,039
Desarrolladora Homex SAB de CVa,b	1,823,500	8,319,685
Fomento Economico Mexicano SAB de CV BD Units	32,351,600	138,941,875
Grupo Bimbo SAB de CV Series A	542,300	3,958,434
Grupo Carso SAB de CV Series A1	1,610,741	5,733,664
Grupo Financiero Banorte SAB de CV Series O	18,949,656	70,880,874
Grupo Mexico SAB de CV Series B	56,002,663	133,761,914
Grupo Modelo SAB de CV Series Ca	21,978,798	122,215,796
Grupo Televisa SA CPO	34,839,300	128,979,391
Industrias Penoles SAB de CV	1,786,988	35,789,423
Kimberly-Clark de Mexico SAB de CV Series A	12,695,600	67,335,505
Telefonos de Mexico SAB de CV Series L	76,649,800	60,005,715
Telmex Internacional SAB de CV Series L	81,858,600	74,657,222

Security	Shares	Value
Urbi Desarrollos Urbanos
SAB de CVa,b	6,116,600	$13,776,266
Wal-Mart de Mexico SAB de CV Series V	51,083,400	254,702,162

		1,616,161,642

PERU – 0.71%
Compania de Minas
Buenaventura SA SP ADR	4,797,221	161,234,598
Southern Copper Corp.	2,518,252	73,935,879

		235,170,477

PHILIPPINE ISLANDS – 1.23%
Ayala Corp.	7,735,273	49,052,951
Ayala Land Inc.	61,127,800	14,909,220
Bank of the Philippine Islands	49,380,640	50,317,400
Globe Telecom Inc.	822,420	17,295,337
Jollibee Foods Corp.[e]	64,514,400	80,424,455
Manila Electric Co.	16,157,682	63,054,369
Metropolitan Bank & Trust Co.	897,940	866,305
Philippine Long Distance
Telephone Co.	984,330	55,485,268
SM Investments Corp.	3,431,991	26,972,287
SM Prime Holdings Inc.	247,111,820	50,895,659

		409,273,251

POLAND – 0.22%
Bank Pekao SAa	147,576	8,044,628
Cyfrowy Polsat SA	507,520	2,531,053
KGHM Polska Miedz SA	64,328	2,147,646
PBG SAa	38,014	2,581,705
Polski Koncern Naftowy ORLEN SAa	2,398,421	27,195,035
Polskie Gornictwo Naftowe i Gazownictwo SA	9,852,133	12,112,789
Powszechna Kasa Oszczednosci Bank Polski SA	1,453,056	18,498,793

		73,111,649

RUSSIA – 6.27%
JSC MMC Norilsk Nickel
SP ADR[a]	7,601,967	114,713,682
LUKOIL SP ADR	5,160,259	270,913,597
Mechel OAO SP ADR	3,557,379	81,819,717
Mobile TeleSystems SP ADR	2,031,659	106,357,349

8	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

February 28, 2010

Security	Shares	Value
Novolipetsk Steel SP GDR[a,c]	1,957,732	$60,493,919
OAO Gazprom SP ADR	23,916,297	531,898,445
OAO NovaTek SP GDR[c]	1,195,313	76,260,969
OAO Tatneft SP ADR	4,032,118	122,737,672
OAO TMK SP GDR[a,c]	54,868	976,650
OJSC Comstar United Telesystems SP GDR	1,639,408	9,508,566
OJSC Rosneft Oil Co. SP GDR	13,463,176	103,935,719
Polyus Gold SP ADR	2,146,713	58,304,725
Rushydro SP ADR[a]	5,163,148	22,356,431
Sberbank GDR[c]	700,538	190,248,818
Sistema JSFC SP GDR[a,c]	111,088	2,832,744
Surgutneftegaz SP ADR	6,084,062	49,706,787
Uralkali SP GDR[a,c]	2,391,116	50,093,880
Vimpel-Communications SP ADR	6,359,539	117,969,448
VTB Bank OJSC SP GDR[b,c]	15,090,426	72,735,853
Wimm-Bill-Dann Foods OJSC SP ADR[a]	1,810,328	37,075,517

		2,080,940,488

SOUTH AFRICA – 7.98%
Absa Group Ltd.[b]	586,173	10,156,406
African Bank Investments Ltd.	18,473,550	74,646,206
African Rainbow Minerals Ltd.	444,929	10,681,315
Anglo Platinum Ltd.[a,b]	618,449	57,653,051
AngloGold Ashanti Ltd.	2,209,789	79,860,324
ArcelorMittal South Africa Ltd.	4,894,172	74,499,713
Aveng Ltd.	2,680,280	13,078,801
Bidvest Group Ltd.	4,002,808	68,937,394
Exxaro Resources Ltd.	2,597,991	38,980,881
FirstRand Ltd.	46,526,385	110,420,112
Foschini Ltd.	8,720,822	68,838,115
Gold Fields Ltd.	6,816,728	79,022,282
Harmony Gold Mining Co. Ltd.	4,032,829	36,332,030
Impala Platinum Holdings Ltd.	5,910,616	144,863,881
Imperial Holdings Ltd.	4,951,503	60,565,387
Investec Ltd.	6,066,658	43,098,640
Kumba Iron Ore Ltd.	664,749	31,830,241
Liberty Holdings Ltd.	1,278,716	11,721,911
Massmart Holdings Ltd.	755,869	9,044,392
MTN Group Ltd.	14,543,804	212,336,313
Murray & Roberts Holdings Ltd.	3,373,449	16,989,384

Security	Shares	Value
Naspers Ltd. Class N	5,733,067	$215,424,789
Nedbank Group Ltd.[b]	5,087,925	79,659,600
Netcare Ltd.[a,b]	28,275,942	47,369,443
Northam Platinum Ltd.[b]	457,713	2,659,865
Pick’n Pay Stores Ltd.	8,089,334	42,639,323
Pretoria Portland Cement Co. Ltd.	6,018,457	25,520,237
Remgro Ltd.	1,461,805	17,165,171
Reunert Ltd.	2,523,622	18,171,922
Sanlam Ltd.	28,533,593	90,948,617
Sappi Ltd.[a]	1,623,295	6,250,041
Sasol Ltd.	7,161,740	263,455,228
Shoprite Holdings Ltd.	17,143,128	167,528,252
Standard Bank Group Ltd.	13,478,608	188,976,608
Steinhoff International Holdings Ltd.[a]	3,123,699	7,792,436
Tiger Brands Ltd.	3,041,113	69,833,112
Truworths International Ltd.	14,825,064	95,629,351
Woolworths Holdings Ltd.	20,126,980	54,121,868

		2,646,702,642

SOUTH KOREA – 12.33%
Celltrion Inc.[a,b]	293,035	4,522,223
Daewoo International Corp.[b]	64,086	2,005,623
Daewoo Shipbuilding & Marine Engineering Co. Ltd.[b]	884,390	15,363,789
Dongkuk Steel Mill Co. Ltd.	223,860	4,400,386
Doosan Corp.	304,560	28,358,031
Doosan Heavy Industries & Construction Co. Ltd.[b]	231,790	17,445,700
GS Engineering & Construction Corp.	171,871	12,921,072
Hana Financial Group Inc.[a]	391,510	11,307,514
Hanjin Heavy Industries & Construction Co. Ltd.[b]	856,070	16,089,599
Hankook Tire Co. Ltd.	233,390	4,668,202
Hynix Semiconductor Inc.[a]	2,073,960	37,549,065
Hyosung Corp.	146,651	11,062,990
Hyundai Engineering & Construction Co. Inc.	325,410	16,804,948
Hyundai Heavy Industries Co. Ltd.[b]	375,500	66,851,237
Hyundai Mipo Dockyard Co. Ltd.	132,220	14,819,036

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

February 28, 2010

Security	Shares	Value
Hyundai Mobis Co. Ltd.	188,498	$24,133,074
Hyundai Motor Co. Ltd.[b]	1,173,919	116,389,934
Hyundai Steel Co.	216,240	16,554,972
KB Financial Group Inc. SP ADR[a]	10,926,456	457,490,713
Kia Motors Corp.	1,289,370	24,177,772
Korea Electric Power Corp. SP ADR[a,b]	22,621,645	364,887,134
Korea Zinc Co. Ltd.	32,940	5,197,017
Korean Air Lines Co. Ltd.[a]	52,698	2,639,671
KT Corp. SP ADR[a]	13,330,545	255,679,853
KT&G Corp.	240,937	13,335,766
LG Chem Ltd.	198,014	36,704,035
LG Corp.	405,173	21,308,348
LG Display Co. Ltd. SP ADR[a,b]	11,297,432	169,913,377
LG Electronics Inc.	418,380	38,595,275
Mirae Asset Securities Co. Ltd.	111,240	5,658,384
NCsoft Corp.[b]	301,635	34,586,995
NHN Corp.[a]	190,583	29,740,084
OCI Co. Ltd.[b]	112,850	17,172,192
POSCO SP ADR	5,415,797	625,307,922
Samsung C&T Corp.	722,515	36,814,067
Samsung Electro-Mechanics Co. Ltd.	125,742	10,840,762
Samsung Electronics Co. Ltd. SP GDR[b,c]	3,281,823	1,048,542,449
Samsung Engineering Co. Ltd.	187,990	19,854,104
Samsung Fire & Marine Insurance Co. Ltd.	15,050	2,393,935
Samsung Heavy Industries Co. Ltd.[b]	2,036,070	43,270,218
Samsung Techwin Co. Ltd.	565,987	36,401,957
Shinhan Financial Group Co. Ltd.	1,184,580	42,331,961
Shinhan Financial Group Co. Ltd. SP ADR	643,204	46,760,931
Shinsegae Co. Ltd.	15,050	6,876,886
SK Energy Co. Ltd.	202,980	18,724,769
SK Holdings Co. Ltd.	75,650	5,635,106
SKTelecom Co. Ltd. SP ADR	12,147,754	202,624,537
STX Offshore & Shipbuilding Co. Ltd.[a,b]	1,695,930	17,472,509

Security	Shares	Value
STX Pan Ocean Co. Ltd.[b]	2,279,800	$23,193,068
Taewoong Co. Ltd.[b]	44,501	2,927,344
Tong Yang Securities Inc.	243,630	2,226,466
Woongjin Coway Co. Ltd.	22,560	675,886

		4,091,208,888

TAIWAN – 10.51%
Acer Inc.	5,788,000	16,241,952
Asia Cement Corp.	4,817,081	4,415,689
ASUSTeK Computer Inc.	6,370,000	11,241,469
AU Optronics Corp. SP ADR[b]	24,557,517	254,661,451
Capital Securities Corp.[a]	19,999,000	9,665,118
Catcher Technology Co. Ltd.	3,873,210	7,910,055
Cathay Financial Holding Co. Ltd.[a]	19,197,000	30,945,043
Cheng Shin Rubber Industry Co. Ltd.	11,779,515	22,771,219
Chi Mei Optoelectronics Corp.[a]	9,992,000	6,853,971
China Airlines Ltd.[a]	5,997,000	1,944,619
China Steel Corp.	46,779,000	46,964,964
Chinatrust Financial Holding Co. Ltd.	57,855,000	31,387,544
Chinese Gamer International Corp.	913,000	8,682,360
Chunghwa Telecom Co. Ltd. SP ADR	26,831,031	501,203,659
Clevo Co.[a]	5,930,000	11,130,595
CMC Magnetics Corp.[a]	8,136,000	2,108,042
Compal Communications Inc.	7,538,750	7,451,193
Compal Electronics Inc.	9,989,000	14,326,729
Delta Electronics Inc.	1,747,000	5,092,977
Epistar Corp.	4,388,345	11,780,700
Eternal Chemical Co. Ltd.	105,000	101,816
EVA Airways Corp.[a]	2,585,000	979,274
Evergreen International Storage & Transport Corp.[a]	7,904,000	6,087,109
Evergreen Marine Corp. Ltd.[a]	15,981,000	9,566,925
Far Eastern Department Stores Co. Ltd.	7,455,000	5,334,547
Far Eastern New Century Corp.	26,170,434	28,314,415

10	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

February 28, 2010

Security	Shares	Value
Farglory Land Development Co. Ltd.	15,066,000	$30,533,635
Feng Hsin Iron & Steel Co. Ltd.	5,448,000	8,951,893
Formosa Chemicals & Fibre Corp.	6,723,000	15,197,365
Formosa International Hotels Corp.	93,000	985,891
Formosa Plastics Corp.	11,375,000	24,542,833
Formosa Taffeta Co. Ltd.	1,284,000	954,818
Foxconn Technology Co. Ltd.	165,272	584,874
Fubon Financial Holding Co. Ltd.[a]	5,107,000	5,652,771
Giant Manufacturing Co. Ltd.	738,000	2,045,622
HannStar Display Corp.[a]	11,767,963	2,351,941
Hon Hai Precision Industry Co. Ltd.	74,893,762	296,562,718
HTC Corp.	9,607,990	97,060,995
Innolux Display Corp.	5,795,000	8,239,208
KGI Securities Co. Ltd.	51,309,000	22,156,977
Largan Precision Co. Ltd.	554,000	7,142,536
Lite-On Technology Corp.	1,829,000	2,355,217
Macronix International Co. Ltd.	23,056,275	12,364,734
MediaTek Inc.	5,772,802	90,896,095
MiTAC International Corp.	7,403,728	3,185,640
Motech Industries Inc.	3,913,000	15,250,604
Nan Ya Plastics Corp.	12,931,000	25,601,949
Phison Electronics Corp.	1,183,000	7,598,348
Polaris Securities Co. Ltd.[a]	39,894,000	19,528,749
Pou Chen Corp.	7,985,000	5,888,074
Prime View International Co. Ltd.[a]	8,656,000	17,029,966
Quanta Computer Inc.	2,519,000	5,144,423
Ruentex Industries Ltd.[a]	9,281,000	15,828,847
Shin Kong Financial Holding Co. Ltd.[a]	16,067,345	5,711,053
Siliconware Precision Industries Co. Ltd. SP ADR	41,380,699	241,663,282
Synnex Technology International Corp.	4,922,280	10,374,811
Taiwan Cement Corp.	28,999,190	26,763,614
Taiwan Fertilizer Co. Ltd.	6,481,000	19,601,122

Security	Shares	Value
Taiwan Glass Industrial Corp.	2,902,000	$2,596,848
Taiwan Mobile Co. Ltd.	1,025,000	1,920,726
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	82,469,666	804,079,244
Tatung Co. Ltd.[a]	61,681,000	12,885,266
Teco Electric and Machinery Co. Ltd.	15,718,000	6,272,988
TSRC Corp.	3,052,000	3,606,541
Tung Ho Steel Enterprise Corp.	10,688,000	12,046,806
U-Ming Marine Transport Corp.	4,010,000	7,614,280
Uni-President Enterprises Co.	15,057,012	16,713,060
United Microelectronics Corp. SP ADR[a,b]	123,032,768	422,002,394
Walsin Lihwa Corp.[a]	17,202,000	5,631,647
Wintek Corp.[a]	4,148,000	2,948,769
Wistron Corp.	4,236,000	7,264,167
WPG Holdings Co. Ltd.	1,647,000	2,654,919
Yang Ming Marine Transport Corp.	30,031,978	10,581,070
Young Fast Optoelectronics Co. Ltd.	1,224,000	11,048,344
Yuanta Financial Holding Co. Ltd.	38,829,000	22,034,073
Yulon Motor Co. Ltd.	32,452,000	30,962,076

		3,487,777,258

THAILAND – 1.37%
Bangkok Bank PCL Foreign	7,972,800	28,573,319
Banpu PCL Foreign	2,511,000	41,615,848
IRPC PCL Foreign	129,371,400	17,215,610
Kasikornbank PCL Foreign	16,172,200	44,019,295
Krung Thai Bank PCL Foreign	62,367,800	18,862,181
PTT Aromatics & Refining PCL Foreign	36,820,986	29,788,640
PTT Chemical PCL Foreign	11,332,268	27,332,478
PTT Exploration and Production PCL Foreign	27,398,500	111,864,434
PTT PCL Foreign	15,917,300	111,683,460
Siam Cement PCL Foreign	2,544,600	17,623,269
Thai Oil PCL NVDR	3,250,900	4,252,273
TMB Bank PCL NVDR[a]	24,660,400	977,019

		453,807,826

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

February 28, 2010

Security	Shares	Value
TURKEY – 1.29%
Akbank TAS[b]	7,883,890	$39,896,417
Anadolu Efes Biracilik ve Malt Sanayii AS	375,768	3,803,147
Asya Katilim Bankasi ASa	19,215,749	45,379,263
BIM Birlesik Magazalar AS	139,395	6,194,931
Enka Insaat ve Sanayi AS	265,901	1,043,694
Eregli Demir ve Celik Fabrikalari TAS[a,b]	9,502,089	26,015,385
Migros TAS[a]	1	8
Turk Sise ve Cam Fabrikalari ASa	24,369,298	28,458,648
Turkcell Iletisim Hizmetleri ASb	4,513,250	26,499,440
Turkiye Garanti Bankasi ASb	25,178,225	93,110,509
Turkiye Halk Bankasi AS	912,390	5,771,436
Turkiye Is Bankasi ASb	7,642,391	21,221,289
Turkiye Is Bankasi AS New[a]	3,543,645	9,380,135
Turkiye Petrol Rafinerileri AS	1,321,015	23,997,418
Turkiye Vakiflar Bankasi TAO[a,b]	26,268,383	59,989,430
Yapi ve Kredi Bankasi ASa,b	17,154,413	36,949,850

		427,711,000

TOTAL COMMON STOCKS (Cost: $31,463,924,386)		30,198,342,089

PREFERRED STOCKS – 8.35%

BRAZIL – 8.35%
Banco Bradesco SA SP ADR	30,206,660	522,877,285
Brasil Telecom SA SP ADR[a]	1,499,540	30,800,551
Centrais Eletricas Brasileiras SA Class B SP ADR	281,598	4,547,808
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A SP ADR[b]	1,924,031	131,719,162
Companhia de Bebidas das Americas SP ADR	3,042,303	294,951,276
Companhia Energetica de Minas Gerais SP ADR	3,380,645	55,341,159
Companhia Paranaense de Energia Class B SP ADR	536,016	10,982,968
Gerdau SA SP ADR	9,105,177	134,301,361

Security	Shares	Value
Gol Linhas Aereas Inteligentes SA SP ADR[b]	1,774,940	$24,316,678
Itausa - Investimentos Itau SA	14,101,600	90,113,044
Net Servicos de Comunicacao SA SP ADR	2,867,109	35,294,112
Petroleo Brasileiro SA SP ADR	20,876,885	801,672,384
Tele Norte Leste Participacoes SA SP ADR	3,178,679	55,213,654
Vale SA Class A SP ADR	23,564,216	579,679,713

		2,771,811,155

TOTAL PREFERRED STOCKS (Cost: $2,497,633,568)		2,771,811,155

EXCHANGE-TRADED FUNDS – 0.48%
iShares MSCI Malaysia Index Fund[e]	1,224,068	13,085,287
iShares MSCI South Korea Index Fund[b,e]	1,511,004	68,841,342
iShares MSCI Taiwan Index Fund[e]	6,584,400	77,498,388

TOTAL EXCHANGE-TRADED FUNDS (Cost: $168,060,684)		159,425,017

SHORT-TERM INVESTMENTS – 3.27%

MONEY MARKET FUNDS – 3.27%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.17%[e,f,g]	904,404,227	904,404,227
BlackRock Cash Funds: Prime, SL Agency Shares 0.16%[e,f,g]	145,347,439	145,347,439
BlackRock Cash Funds: Treasury, SL Agency Shares 0.10%[e,f]	33,740,980	33,740,980

		1,083,492,646

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,083,492,646)		1,083,492,646

12	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

February 28, 2010

Value

TOTAL INVESTMENTS IN SECURITIES – 103.10%
(Cost: $35,213,111,284)	$34,213,070,907

Other Assets, Less Liabilities – (3.10)%	(1,027,820,651)

NET ASSETS – 100.00%	$33,185,250,256

GDR – Global Depositary Receipts

NVDR – Non-Voting Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

SP GDR – Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	13

Statement of Assets and Liabilities (Unaudited)

iSHARES®, INC.

February 28, 2010

iShares MSCI Emerging Markets Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$33,890,502,758
Affiliated issuers (Note 2)	1,322,608,526

Total cost of investments	$35,213,111,284

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$32,889,728,789
Affiliated issuers (Note 2)	1,323,342,118

Total fair value of investments	34,213,070,907
Foreign currencies, at value[b]	53,338,338
Receivables:
Investment securities sold	343,481,675
Dividends and interest	45,008,338

Total Assets	34,654,899,258

LIABILITIES
Payables:
Investment securities purchased	389,236,553
Securities related to in-kind transactions (Note 4)	415,080
Collateral for securities on loan (Note 5)	1,049,751,666
Capital shares redeemed	11,722,382
Foreign taxes (Note 1)	729,813
Investment advisory fees (Note 2)	17,793,508

Total Liabilities	1,469,649,002

NET ASSETS	$33,185,250,256

Net assets consist of:
Paid-in capital	$34,603,870,413
Distributions in excess of net investment income	(20,928,186)
Accumulated net realized loss	(397,283,958)
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(1,000,408,013)

NET ASSETS	$33,185,250,256

Shares outstanding[c]	851,400,000

Net asset value per share	$38.98

[a]	Securities on loan with a value of $1,002,121,089. See Note 5.
[b]	Cost of foreign currencies: $53,281,359.
[c]	$0.001 par value, number of shares authorized: 2,000,000,000.

See notes to financial statements.

14	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Operations (Unaudited)

iSHARES®, INC.

Six months ended February 28, 2010

iShares MSCI Emerging Markets Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$207,690,803
Dividends from affiliated issuers (Note 2)[b]	2,615,250
Interest from unaffiliated issuers	187
Interest from affiliated issuers (Note 2)	21,256
Securities lending income from affiliated issuers (Note 2)	5,813,659

Total investment income	216,141,155

EXPENSES
Investment advisory fees (Note 2)	122,805,967
Foreign taxes (Note 1)	22,892

Total expenses	122,828,859
Less investment advisory fees waived (Note 2)	(579,799)

Net expenses	122,249,060

Net investment income	93,892,095

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(521,177,339)
Investments in affiliated issuers (Note 2)	8,594,519
In-kind redemptions	1,876,029,989
Foreign currency transactions	(3,410,527)

Net realized gain	1,360,036,642

Net change in unrealized appreciation (depreciation) on:
Investments	1,523,918,812
Translation of assets and liabilities in foreign currencies	(593,436)

Net change in unrealized appreciation (depreciation)	1,523,325,376

Net realized and unrealized gain	2,883,362,018

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,977,254,113

[a]	Net of foreign withholding tax of $28,497,546.
[b]	Net of foreign withholding tax of $181,044.

See notes to financial statements.

FINANCIAL STATEMENTS	15

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares MSCI Emerging Markets Index Fund
	Six months ended February 28, 2010 (Unaudited)	Year ended August 31, 2009

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$93,892,095	$516,988,234
Net realized gain (loss)	1,360,036,642	(496,335,831)
Net change in unrealized appreciation (depreciation)	1,523,325,376	807,907,449

Net increase in net assets resulting from operations	2,977,254,113	828,559,852

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(314,072,033)	(487,478,088)

Total distributions to shareholders	(314,072,033)	(487,478,088)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	6,335,176,119	18,716,077,957
Cost of shares redeemed	(6,081,229,351)	(9,091,794,756)

Net increase in net assets from capital share transactions	253,946,768	9,624,283,201

INCREASE IN NET ASSETS	2,917,128,848	9,965,364,965

NET ASSETS
Beginning of period	30,268,121,408	20,302,756,443

End of period	$33,185,250,256	$30,268,121,408

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(20,928,186)	$199,251,752

SHARES ISSUED AND REDEEMED
Shares sold	156,600,000	691,200,000
Shares redeemed	(158,400,000)	(344,700,000)

Net increase (decrease) in shares outstanding	(1,800,000)	346,500,000

See notes to financial statements.

16	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Emerging Markets Index Fund
	Six months ended Feb. 28, 2010 (Unaudited)	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008[a]	Year ended Aug. 31, 2007[a]	Year ended Aug. 31, 2006[a]	Year ended Aug. 31, 2005[a]

Net asset value, beginning of period	$35.48	$40.07	$44.78	$32.48	$25.97	$17.99

Income from investment operations:
Net investment income[b]	0.10	0.66	1.10	0.63	0.55	0.55
Net realized and unrealized gain (loss)	3.73	(4.66)	(4.64)	12.19	6.29	8.23

Total from investment operations	3.83	(4.00)	(3.54)	12.82	6.84	8.78

Less distributions from:
Net investment income	(0.33)	(0.59)	(1.17)	(0.52)	(0.33)	(0.80)

Total distributions	(0.33)	(0.59)	(1.17)	(0.52)	(0.33)	(0.80)

Net asset value, end of period	$38.98	$35.48	$40.07	$44.78	$32.48	$25.97

Total return	10.78%[c]	(9.47)%	(8.36)%	39.86%	26.44%	46.17%

Ratios/Supplemental data:
Net assets, end of period (000s)	$33,185,250	$30,268,121	$20,302,756	$18,198,371	$11,969,380	$7,000,858
Ratio of expenses to average net assets prior to waived fees[d]	0.69%	0.72%	0.72%	0.74%	0.77%	0.78%
Ratio of expenses to average net assets after waived fees[d]	0.68%	0.72%	0.72%	0.74%	0.77%	0.77%
Ratio of expenses to average net assets after waived fees and exclusive of foreign taxes[d]	0.68%	0.72%	0.72%	0.74%	0.75%	0.74%
Ratio of net investment income to average net assets[d]	0.53%	2.32%	2.32%	1.63%	1.77%	2.40%
Portfolio turnover rate[e]	5%	5%	11%	5%	12%	9%

[a]	Per share amounts were adjusted to reflect a three-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout each period.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	17

Notes to Financial Statements (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

These financial statements relate only to the iShares MSCI Emerging Markets Index Fund (the “Fund”).

The Fund’s investment objective is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded equity securities in the aggregate in global emerging markets, as measured by the MSCI Emerging Markets Index compiled by MSCI Inc. The investment adviser uses a “passive” or index approach to achieve the Fund’s investment objective. The Fund is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

The Fund invests in the securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Company’s organizational documents, the Fund’s officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of the Fund are valued pursuant to the pricing policy and procedures approved by the Board of Directors of the Company (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

18	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”);

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund’s perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Fund does not adjust the quoted price for such instruments, even in situations where the Fund holds a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Fund uses one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Fund in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Fund in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations.

NOTES TO FINANCIAL STATEMENTS	19

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

As of February 28, 2010, the value of each of the Fund’s investments was classified as a Level 1 Price. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of the investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Fund as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, capital gains on investments or currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are disclosed in the Statement of Operations. Foreign taxes payable as of February 28, 2010, if any, are reflected in the Fund’s Statement of Assets and Liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by the Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

20	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

FEDERAL INCOME TAXES

The Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended February 28, 2010.

As of August 31, 2009, the tax year-end of the Fund, the Fund had tax basis net capital loss carryforwards of $840,778, $20,296,564, $11,239,258, $29,973,301, $13,844,901 and $228,196,854 expiring in 2012, 2013, 2014, 2015, 2016 and 2017, respectively. Such losses may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

The Fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

The Fund reclassifies at the end of its tax year certain amounts to paid-in-capital from accumulated net realized gain (loss) on investments and foreign currency transactions and accumulated net investment income (loss), respectively, as a result of permanent book and tax differences primarily attributed to net investment loss, return of capital, passive foreign investment companies, realized foreign currency gains and losses and gains and losses on in-kind redemptions. These reclassifications have no effect on net assets or net asset value per share.

As of February 28, 2010, the cost of investments for federal income tax purposes was $35,524,684,922. Net unrealized depreciation was $1,311,614,015, of which $2,351,890,733 represented gross unrealized appreciation on securities and $3,663,504,748 represented gross unrealized depreciation on securities.

Management has reviewed the tax positions as of February 28, 2010, inclusive of the prior three open tax return years, and has determined that no provision for income tax is required in the Fund’s financial statements.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

On December 1, 2009, Barclays PLC (“Barclays”) completed the sale of its interest in BlackRock Institutional Trust Company, N.A. (“BTC”), formerly known as Barclays Global Investors, N.A., and certain affiliated companies to BlackRock, Inc. (“BlackRock”, and such sale, the “Transaction”). BTC is a wholly-owned subsidiary of BlackRock.

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

Under the 1940 Act, upon completion of the Transaction on December 1, 2009, the Fund’s investment advisory agreement with BlackRock Fund Advisors (“BFA”), formerly known as Barclays Global Fund Advisors, was automatically terminated. The Board and shareholders of the Fund approved a new investment advisory agreement with BFA. The investment advisory fee rates and expense arrangements for the Fund remained the same after the Transaction.

NOTES TO FINANCIAL STATEMENTS	21

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for all expenses (“Covered Expenses”) of the Company, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares Funds as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.75%	First $14 billion
0.68	Over $14 billion, up to and including $28 billion
0.61	Over $28 billion

BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through June 30, 2011 in an amount equal to the investment advisory fees payable on the amount of the Fund’s investment in other iShares Funds.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BTC to serve as securities lending agent for the Fund, subject to applicable conditions. BTC is an affiliate of BFA, the Fund’s investment adviser. As securities lending agent, BTC receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended February 28, 2010, BTC earned securities lending agent fees of $4,016,844.

The Fund may invest its positive cash balance in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in interest from affiliated issuers in the Statement of Operations.

The Fund, in order to improve its portfolio liquidity and its ability to track the MSCI Emerging Markets Index, may invest in shares of other iShares Funds that invest in securities in the Fund’s underlying index. As of February 28, 2010, the Fund held shares of the iShares MSCI Malaysia, iShares MSCI South Korea and iShares MSCI Taiwan Index Funds.

22	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

Investments in issuers considered to be an affiliate of the Fund (excluding short-term investments) during the six months ended February 28, 2010, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend Income	Net Realized Gain

iShares MSCI Malaysia
Index Fund	1,159	287	222	1,224	$13,085,287	$191,755	$950,557

iShares MSCI South Korea
Index Fund	1,318	461	268	1,511	68,841,342	190,142	3,182,526

iShares MSCI Taiwan
Index Fund	6,426	1,366	1,208	6,584	77,498,388	1,509,178	2,021,588

Jollibee Foods Corp.	68,446	8,176	12,108	64,514	80,424,455	724,175	2,439,848

					$239,849,472	$2,615,250	$8,594,519

Certain directors and officers of the Company are also officers of BTC and/or BFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 28, 2010, aggregated $3,376,304,228 and $1,617,802,369, respectively.

In-kind purchases and sales (see Note 4) for the six months ended February 28, 2010, aggregated $3,934,337,874 and $5,592,448,522, respectively.

4. CAPITAL SHARE TRANSACTIONS

The Company issues and redeems capital shares of the Fund only in aggregations of a specified number of shares (each, a “Creation Unit”) at net asset value. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of the Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in the Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statement of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS	23

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

5. LOANS OF PORTFOLIO SECURITIES

The Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of the Fund or through one or more joint accounts or money market funds, including those managed by BFA; such reinvestments are subject to investment risk.

As of February 28, 2010, the Fund had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The market value of the securities on loan as of February 28, 2010 and the value of the related collateral are disclosed in the Statement of Assets and Liabilities. Securities lending income, as disclosed in the Fund’s Statement of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BTC as securities lending agent.

6. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

24	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Meeting Results (Unaudited)

iSHARES®, INC.

Two separate special meetings of shareholders of iShares, Inc. were held on November 4, 2009. The proposals acted upon by shareholders at the special meetings and the results of the shareholder vote were as follows:

First Meeting

Shareholders of the Fund approved Proposal 1. Proposal 2 did not apply to the Fund.

Proposal 1

To approve a new investment advisory agreement between the Company and Barclays Global Fund Advisors (“BGFA”), on behalf of the Fund, which took effect upon the consummation of the Barclays PLC binding agreement to sell its interest in BGFA and certain affiliated companies to BlackRock, Inc. (the “Transaction”).

Votes For	Votes Against	Votes Abstaining	Broker Non-Votes*
395,609,086	5,528,382	4,968,602	25,241,371

Proposal 2

To approve a change in the classification of certain funds’ investment objective from a fundamental investment policy to a non-fundamental investment policy.

SHAREHOLDER MEETING RESULTS	25

Shareholder Meeting Results (Unaudited) (Continued)

iSHARES®, INC.

Second Meeting

This proposal was approved by the shareholders of the Company on November 4, 2009. All nominees who previously served as Directors of the Company were re-elected and the term of their election commenced immediately. Robert S. Kapito was newly elected as a Director to the Company and the term of his election took effect upon the consummation of the Transaction.

Proposal 1**

To elect a Board of Directors of the Company.

Independent Director	Votes For	Votes Withheld
George G.C. Parker	1,597,646,058	46,083,560
J. Darrell Duffie	1,517,311,684	126,417,934
Cecilia H. Herbert	1,599,757,544	43,972,074
Charles A. Hurty	1,599,463,459	44,266,159
John E. Kerrigan	1,599,938,757	43,790,861
John E. Martinez	1,599,890,206	43,839,412
Robert H. Silver	1,601,631,280	42,098,338

Interested Director	Votes For	Votes Withheld
Robert S. Kapito	1,600,119,598	43,610,020
Lee T. Kranefuss	1,117,041,744	526,687,874

*	Broker non-votes are proxies received by the Fund from brokers or nominees who did not receive instructions from the beneficial owner or other persons entitled to vote and who have no discretionary power to vote on a particular matter. Broker non-votes have the effect of a vote against the proposal.
**	Denotes Company-wide proposal and voting results.

26	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	27

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares Russell Domestic Index Funds	Trading Symbol
iShares Russell 3000	IWV
iShares Russell 3000 Growth	IWZ
iShares Russell 3000 Value	IWW
iShares Russell Top 200	IWL
iShares Russell Top 200 Growth	IWY
iShares Russell Top 200 Value	IWX
iShares Russell 1000	IWB
iShares Russell 1000 Growth	IWF
iShares Russell 1000 Value	IWD
iShares Russell Midcap	IWR
iShares Russell Midcap Growth	IWP
iShares Russell Midcap Value	IWS
iShares Russell 2000	IWM
iShares Russell 2000 Growth	IWO
iShares Russell 2000 Value	IWN
iShares Russell Microcap	IWC

iShares S&P Domestic Index Funds
iShares S&P 1500	ISI
iShares S&P 100	OEF
iShares S&P 500	IVV
iShares S&P 500 Growth	IVW
iShares S&P 500 Value	IVE
iShares S&P MidCap 400	IJH
iShares S&P MidCap 400 Growth	IJK
iShares S&P MidCap 400 Value	IJJ
iShares S&P SmallCap 600	IJR
iShares S&P SmallCap 600 Growth	IJT
iShares S&P SmallCap 600 Value	IJS

iShares Morningstar Domestic Index Funds
iShares Morningstar Large Core	JKD
iShares Morningstar Large Growth	JKE
iShares Morningstar Large Value	JKF
iShares Morningstar Mid Core	JKG
iShares Morningstar Mid Growth	JKH
iShares Morningstar Mid Value	JKI
iShares Morningstar Small Core	JKJ
iShares Morningstar Small Growth	JKK
iShares Morningstar Small Value	JKL

iShares Dow Jones Domestic Index Funds
iShares Dow Jones U.S.	IYY

iShares KLD Socially Responsible Index Funds
iShares FTSE KLD 400 Social	DSI
iShares FTSE KLD Select Social	KLD

iShares NYSE Domestic Index Funds
iShares NYSE Composite	NYC
iShares NYSE 100	NY

iShares Domestic Specialty Index Funds	Trading Symbol
iShares S&P U.S. Preferred Stock	PFF
iShares Dow Jones Select Dividend	DVY

iShares North American Sector/Subsector Index Funds
iShares S&P North American Technology Sector	IGM
iShares S&P North American Technology-Multimedia Networking	IGN
iShares S&P North American Technology-Semiconductors	IGW
iShares S&P North American Technology-Software	IGV
iShares S&P North American Natural Resources Sector	IGE

iShares Domestic Sector Index Funds
iShares Dow Jones U.S. Basic Materials Sector	IYM
iShares Dow Jones U.S. Consumer Goods Sector	IYK
iShares Dow Jones U.S. Consumer Services Sector	IYC
iShares Dow Jones U.S. Energy Sector	IYE
iShares Dow Jones U.S. Financial Sector	IYF
iShares Dow Jones U.S. Healthcare Sector	IYH
iShares Dow Jones U.S. Industrial Sector	IYJ
iShares Dow Jones U.S. Technology Sector	IYW
iShares Dow Jones U.S. Telecommunications Sector	IYZ
iShares Dow Jones U.S. Utilities Sector	IDU

iShares Domestic Subsector Index Funds
iShares Dow Jones Transportation Average	IYT
iShares Dow Jones U.S. Aerospace & Defense	ITA
iShares Dow Jones U.S. Broker-Dealers	IAI
iShares Dow Jones U.S. Financial Services	IYG
iShares Dow Jones U.S. Healthcare Providers	IHF
iShares Dow Jones U.S. Home Construction	ITB
iShares Dow Jones U.S. Insurance	IAK
iShares Dow Jones U.S. Medical Devices	IHI
iShares Dow Jones U.S. Oil & Gas Exploration & Production	IEO
iShares Dow Jones U.S. Oil Equipment & Services	IEZ
iShares Dow Jones U.S. Pharmaceuticals	IHE
iShares Dow Jones U.S. Regional Banks	IAT
iShares Nasdaq Biotechnology	IBB

iShares Domestic Real Estate Index Funds
iShares Cohen & Steers Realty Majors	ICF
iShares Dow Jones U.S. Real Estate	IYR
iShares FTSE NAREIT Real Estate 50	FTY
iShares FTSE NAREIT Industrial/Office Capped	FIO
iShares FTSE NAREIT Mortgage Plus Capped	REM
iShares FTSE NAREIT Residential Plus Capped	REZ
iShares FTSE NAREIT Retail Capped	RTL

iShares Target Risk Index Funds
iShares S&P Conservative Allocation	AOK
iShares S&P Moderate Allocation	AOM
iShares S&P Growth Allocation	AOR
iShares S&P Aggressive Allocation	AOA

28	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds (Continued)

iShares International Country Index Funds	Trading Symbol
iShares FTSE China (HK Listed)	FCHI
iShares FTSE/Xinhua China 25	FXI
iShares MSCI Australia	EWA
iShares MSCI Austria Investable Market	EWO
iShares MSCI Belgium Investable Market	EWK
iShares MSCI Brazil	EWZ
iShares MSCI Canada	EWC
iShares MSCI Chile Investable Market	ECH
iShares MSCI France	EWQ
iShares MSCI Germany	EWG
iShares MSCI Hong Kong	EWH
iShares MSCI Israel Capped Investable Market	EIS
iShares MSCI Italy	EWI
iShares MSCI Japan	EWJ
iShares MSCI Japan Small Cap	SCJ
iShares S&P/TOPIX 150	ITF
iShares MSCI Malaysia	EWM
iShares MSCI Mexico Investable Market	EWW
iShares MSCI Netherlands Investable Market	EWN
iShares MSCI All Peru Capped	EPU
iShares MSCI Singapore	EWS
iShares MSCI South Africa	EZA
iShares MSCI South Korea	EWY
iShares MSCI Spain	EWP
iShares MSCI Sweden	EWD
iShares MSCI Switzerland	EWL
iShares MSCI Taiwan	EWT
iShares MSCI Thailand Investable Market	THD
iShares MSCI Turkey Investable Market	TUR
iShares MSCI United Kingdom	EWU
iShares S&P India Nifty 50	INDY

iShares International Index Funds
iShares MSCI ACWI ex US	ACWX
iShares MSCI EAFE	EFA
iShares MSCI EAFE Growth	EFG
iShares MSCI EAFE Value	EFV
iShares MSCI EAFE Small Cap	SCZ
iShares FTSE Developed Small Cap ex-North America	IFSM
iShares MSCI Emerging Markets	EEM
iShares MSCI Emerging Markets Eastern Europe	ESR
iShares MSCI BRIC	BKF
iShares MSCI EMU	EZU
iShares MSCI All Country Asia ex Japan	AAXJ
iShares MSCI Pacific ex-Japan	EPP
iShares S&P Asia 50	AIA
iShares S&P Europe 350	IEV
iShares S&P Latin America 40	ILF

iShares International/Global Real Estate Index Funds
iShares S&P Developed ex-U.S. Property	WPS
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S.	IFGL
iShares FTSE EPRA/NAREIT Developed Asia	IFAS
iShares FTSE EPRA/NAREIT Developed Europe	IFEU
iShares FTSE EPRA/NAREIT North America	IFNA

iShares Target Date Index Funds	Trading Symbol
iShares S&P Target Date Retirement Income	TGR
iShares S&P Target Date 2010	TZD
iShares S&P Target Date 2015	TZE
iShares S&P Target Date 2020	TZG
iShares S&P Target Date 2025	TZI
iShares S&P Target Date 2030	TZL
iShares S&P Target Date 2035	TZO
iShares S&P Target Date 2040	TZV

iShares Global Index Funds
iShares MSCI ACWI	ACWI
iShares S&P Global 100	IOO
iShares MSCI Kokusai	TOK

iShares International/Global Sector Index Funds
iShares MSCI ACWI ex US Financials Sector	AXFN
iShares MSCI Emerging Markets Financials Sector	EMFN
iShares MSCI Emerging Markets Materials Sector	EMMT
iShares MSCI Europe Financials Sector	EUFN
iShares MSCI Far East Financials Sector	FEFN
iShares S&P Global Consumer Discretionary Sector	RXI
iShares S&P Global Consumer Staples Sector	KXI
iShares S&P Global Energy Sector	IXC
iShares S&P Global Financials Sector	IXG
iShares S&P Global Healthcare Sector	IXJ
iShares S&P Global Industrials Sector	EXI
iShares S&P Global Materials Sector	MXI
iShares S&P Global Technology Sector	IXN
iShares S&P Global Telecommunications Sector	IXP
iShares S&P Global Utilities Sector	JXI

iShares International/Global Theme Based and Specialty Index Funds
iShares S&P Global Clean Energy	ICLN
iShares S&P Global Infrastructure	IGF
iShares S&P Emerging Markets Infrastructure	EMIF
iShares S&P Global Nuclear Energy	NUCL
iShares S&P Global Timber & Forestry	WOOD
iShares Dow Jones International Select Dividend	IDV

iShares U.S. Multisector Bond Funds
iShares Barclays Aggregate	AGG
iShares Barclays Government/Credit	GBF
iShares Barclays Intermediate Government/Credit	GVI
iShares 10+ Year Government/Credit	GLJ

iShares U.S. Government Bond Funds
iShares Barclays Short Treasury	SHV
iShares Barclays 1-3 Year Treasury	SHY
iShares Barclays 3-7 Year Treasury	IEI
iShares Barclays 7-10 Year Treasury	IEF
iShares Barclays 10-20 Year Treasury	TLH
iShares Barclays 20+ Year Treasury	TLT
iShares Barclays TIPS	TIP
iShares Barclays Agency	AGZ

iShares U.S. Credit Bond Funds
iShares Barclays Credit	CFT
iShares Barclays 1-3 Year Credit	CSJ
iShares Barclays Intermediate Credit	CIU
iShares iBoxx $ Investment Grade Corporate	LQD
iShares 10+ Year Credit	CLY
iShares iBoxx $ High Yield Corporate	HYG

iSHARES FAMILY OF FUNDS	29

The iShares® Family of Funds (Continued)

iShares AMT-Free Municipal Bond Funds	Trading Symbol
iShares S&P National AMT-Free Municipal	MUB
iShares S&P Short Term National AMT-Free Municipal	SUB
iShares S&P California AMT-Free Municipal	CMF
iShares S&P New York AMT-Free Municipal	NYF
iShares 2012 S&P AMT-Free Municipal Series	MUAA
iShares 2013 S&P AMT-Free Municipal Series	MUAB
iShares 2014 S&P AMT-Free Municipal Series	MUAC
iShares 2015 S&P AMT-Free Municipal Series	MUAD
iShares 2016 S&P AMT-Free Municipal Series	MUAE
iShares 2017 S&P AMT-Free Municipal Series	MUAF

iShares U.S. Securitized Bond Funds	Trading Symbol
iShares Barclays MBS	MBB

iShares International Bond Funds
iShares JPMorgan USD Emerging Markets	EMB
iShares S&P/Citigroup International Treasury	IGOV
iShares S&P/Citigroup 1-3 Year International Treasury	ISHG

The iShares Funds (“Funds”) are distributed by SEI Investments Distribution Co. (“SEI”). iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. The Funds are not sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, J.P. Morgan Securities Inc., MSCI Inc., MorningstarInc., The NASDAQ OMX Group, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Frank Russell Company or Standard & Poor’s, nor are they sponsored, endorsed or issued by Barclays Capital. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the companies listed above. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50/Residential/Retail/Mortgage REITs or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Global Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT, and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2010 Semi-Annual Report.

iS-2350-0310

30	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

Once you have enrolled, you will no longer receive shareholder reports and prospectuses in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com and is available to be viewed or downloaded.

To sign up for electronic delivery, please follow these simple steps:

1. Go to www.icsdelivery.com.

2. From the main page, select the first letter of your brokerage firm’s name.

3. Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4. Fill out the appropriate information and provide the e-mail address where you would like your notifications sent.

Your information and e-mail address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

This report is by intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a monthly basis on the Funds’ website.

©2010 BlackRock Institutional Trust Company, N.A. All rights reserved. iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. All other trademarks, servicemarks, or registered trademarks are the property of their respective owners.

iS-SAR-85-0210

Item 2.	Code of Ethics.

Not applicable to this semi-annual filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6.	Investments.

(a) Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 11.	Controls and Procedures.

(a) The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)
Date: April 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)
Date: April 23, 2010

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date: April 23, 2010